UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/07

Date of reporting period:	11/30/06

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended November 30, 2006 are filed herewith.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 90.8%

	United States — 90.8%
	Affiliated Issuers
8,644,838	GMO Emerging Markets Fund, Class VI	200,300,900
11,836,479	GMO International Growth Equity Fund, Class IV	394,036,392
10,866,585	GMO International Intrinsic Value Fund, Class IV	393,261,696
27,850,516	GMO U.S. Core Equity Fund, Class VI	417,479,236
10,330,010	GMO U.S. Quality Equity Fund, Class IV	225,194,213
		1,630,272,437

	TOTAL MUTUAL FUNDS (COST $1,474,328,875)	1,630,272,437

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Italy — 0.0%
12,500	Grassetto SPA*(a)(b)	166

	TOTAL COMMON STOCKS (COST $7,040)	166

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.0%
53,600,000	ING Bank Time Deposit, 5.30%, due 12/01/06	53,600,000
89,800,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	89,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $143,400,000)	143,400,000

	TOTAL INVESTMENTS — 98.8% (Cost $1,617,735,915)	1,773,672,603

	Other Assets and Liabilities (net) — 1.2%	21,852,614

	TOTAL NET ASSETS — 100.0%	$1,795,525,217

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,618,023,344	$155,656,133	$(6,874)	$155,649,259

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Markets Fund, Class III	$159,688,267	$—	$141,185,611	$—	$—	$—

GMO Emerging Markets Fund, Class VI	—	214,228,697	39,198,000	1,089,682	18,635,404	200,300,900

GMO International Growth Equity Fund, Class III	319,319,726	92,538,619	397,215,590	—	11,364,619	—

GMO International Growth Equity Fund, Class IV	—	387,804,590	47,944,000	—	—	394,036,392

GMO International Intrinsic Value Fund, Class III	319,360,923	—	294,994,568	—	—	—

GMO International Intrinsic Value Fund, Class IV	—	405,664,674	75,427,000	779,620	11,368,486	393,261,696

GMO U.S. Core Equity Fund, Class III	342,268,774	—	335,256,491	—	—	—

GMO U.S. Core Equity Fund, Class VI	—	450,608,971	56,265,000	4,682,480	—	417,479,236

GMO U.S. Quality Equity Fund, Class III	185,084,052	—	176,754,887	—	—	—

GMO U.S. Quality Equity Fund, Class IV	—	237,750,026	32,826,000	2,716,269	235,870	225,194,213

Totals	$1,325,721,742	$1,788,595,577	$1,597,067,147	$9,268,051	$41,604,379	$1,630,272,437

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	601,295	SEK	4,236,000	$20,434
2/23/2007	USD	1,137,560	AUD	1,484,000	30,686
2/23/2007	USD	1,576,157	CHF	1,940,000	55,184
2/23/2007	USD	5,373,536	GBP	2,830,000	191,898
2/23/2007	USD	6,474,525	EUR	5,027,000	208,819
2/23/2007	USD	8,428,917	JPY	983,127,000	158,353

					$665,374

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	NZD	451,989	USD	298,652	$(9,105)
2/23/2007	SGD	2,765,188	USD	1,783,602	(20,415)
2/23/2007	DKK	9,123,400	USD	1,573,727	(53,106)
2/23/2007	NOK	11,285,985	USD	1,766,485	(73,015)
2/23/2007	AUD	14,332,987	USD	10,984,858	(298,470)

2/23/2007	CHF	18,033,061	USD	14,581,354	(582,603)
2/23/2007	GBP	26,326,307	USD	49,756,656	(2,016,251)
2/23/2007	HKD	26,765,922	USD	3,450,004	(440)
2/23/2007	SEK	37,189,638	USD	5,291,169	(167,256)
2/23/2007	EUR	53,829,292	USD	69,266,226	(2,299,253)
2/23/2007	JPY	5,738,334,359	USD	49,241,651	(880,687)

					$(6,400,601)

Futures Contracts

Number				Net Unrealized
of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

326	CAC 40	December 2006	$23,022,434	$748,125
81	DAX	December 2006	16,949,031	(1,011,299)
464	FTSE 100	December 2006	55,282,866	(984,651)
32	HANG SENG	December 2006	3,907,672	63,957
53	IBEX 35	December 2006	9,726,305	251,576
371	OMXS 30	December 2006	5,796,029	207,625
375	Russell 2000	December 2006	147,656,250	(13,726,500)
1,690	S&P 500	December 2006	592,725,250	(38,559,885)
34	S&P/MIB	December 2006	9,085,955	(516,203)
116	SPI 200	December 2006	12,503,674	(922,465)
376	TOPIX	December 2006	52,199,214	1,242,452
				$(53,207,268)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Total Return
Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
649,281,408	USD	6/15/2007	Deutsche Bank	MSCI EAFE Equity Index	3 month LIBOR - 0.70%	$(50,295,233)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 48.1% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 7.5%

	U.S. Government — 7.5%
15,000,000	U.S. Treasury Note, 3.75%, due 03/31/07(a)(b)	14,924,852

	TOTAL DEBT OBLIGATIONS (COST $15,000,521)	14,924,852

	MUTUAL FUNDS — 71.9%

	Affiliated Issuers — 71.9%
5,401,501	GMO Short-Duration Collateral Fund	142,707,656

	TOTAL MUTUAL FUNDS (COST $138,158,962)	142,707,656

	SHORT-TERM INVESTMENTS — 18.2%

	Money Market Funds — 2.6%
5,094,850	Merrimac U.S. Dollar Cash Fund-Premium Class(b)	5,094,850

	Other Short-Term Investments — 15.6%
7,600,000	Fannie Mae Discount Note, 5.08%, due 12/08/06(b)	7,592,493
7,600,000	Federal Farm Credit Bank Commercial Paper, 5.07%, due 12/01/06(b)	7,600,000
4,800,000	Federal Home Loan Bank Discount Note, 5.07%, due 12/01/06(b)	4,800,000
3,100,000	Federal Home Loan Bank Discount Note, 5.13%, due 12/28/06(b)	3,088,073
5,350,000	Freddie Mac Discount Note, 5.14%, due 01/08/07(b)	5,320,973
2,550,000	Freddie Mac Discount Note, 5.16%, due 12/14/06(b)	2,545,248
		30,946,787

	TOTAL SHORT-TERM INVESTMENTS (COST $36,041,637)	36,041,637

	TOTAL INVESTMENTS — 97.6% (Cost $189,201,120)	193,674,145

	Other Assets and Liabilities (net) — 2.4%	4,682,113

	TOTAL NET ASSETS — 100.0%	$198,356,258

As of November 30, 2006, the approximate cost for U.S Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$185,772,109	$7,977,705	$(75,669)	$7,902,036

Investments in Affiliated Issuer

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended November 30, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period

GMO Short-Duration Collateral Fund	$123,842,063	$15,408,262	$900,000	$1,408,262	—	$142,707,656
Totals	$123,842,063	$15,408,262	$900,000	$1,408,262	—	$142,707,656

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts (b)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

58	Gold 100 OZ	February 2007	$3,786,820	$84,379
127	Corn	March 2007	2,479,675	108,966
43	Copper	March 2007	3,435,163	63,557
25	Coffee “C”	March 2007	1,165,313	13,845
99	Lean Hogs	February 2007	2,580,930	5,622
50	Silver	March 2007	3,528,750	191,565
84	Soybean	January 2007	2,879,100	45,876
148	Soybean Meal	January 2007	2,900,800	(42,695)
221	Soybean Oil	January 2007	3,927,612	144,716
92	Wheat	March 2007	2,398,900	111,611
				$727,442

Sales

99	Cocoa	March 2007	$1,541,430	$6,264
123	Cotton No. 2	March 2007	3,290,250	(90,897)
44	Crude Oil	January 2007	2,777,720	(103,064)
32	Gasoline NY Unleaded	January 2007	2,285,875	(163,843)
32	Heating Oil	January 2007	2,486,400	(169,575)
50	Live Cattle	February 2007	1,782,000	5,899
16	Natural Gas	January 2007	1,415,040	(73,787)
200	Sugar #11 (World)	March 2007	2,770,880	133,949
				$(455,054)

At November 30, 2006, Alternative Asset SPC Ltd. had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Total Return Swaps (b)

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)

95,046,480	USD	4/12/2007	AIG	3 month T-Bill + 0.30%	Return on DJ-AIG Commodity Total Return Index	$4,525,909

Notes to Schedule of Investments:

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(b)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the secutities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 21.5% of net assets.

Currency Abbreviation:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
28,282,817	GMO Alpha Only Fund, Class IV	295,838,267
2,398,943	GMO Alternative Asset Opportunity Fund, Class III	68,369,879
2,266,647	GMO Emerging Country Debt Fund, Class IV	26,406,442
15,060,620	GMO Emerging Markets Fund, Class VI	348,954,569
6,136,065	GMO Inflation Indexed Plus Bond Fund, Class VI	161,071,694
1,140,424	GMO International Growth Equity Fund, Class IV	37,964,703
1,024,975	GMO International Intrinsic Value Fund, Class IV	37,093,834
1,706,419	GMO International Small Companies Fund, Class III	25,067,301
8,277,877	GMO Strategic Fixed Income Fund, Class VI	213,817,551
3,596,317	GMO U.S. Quality Equity Fund, Class IV	78,399,702
	TOTAL MUTUAL FUNDS (COST $1,137,968,985)	1,292,983,942

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%
16,006	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $16,008 and an effective yield of 4.25%, collaterialized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $16,326.	16,006

	TOTAL SHORT-TERM INVESTMENTS (COST $16,006)	16,006

	TOTAL INVESTMENTS — 100.0% (Cost $1,137,984,991)	1,292,999,948

	Other Assets and Liabilities (net) — 0.0%	(40,591)

	TOTAL NET ASSETS — 100.0%	$1,292,959,357

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,138,457,309	$155,036,169	$(493,530)	$154,542,639

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class III	$298,647,908	$—	$300,151,569	$—	$—	$—

GMO Alpha Only Fund, Class IV	—	345,045,851	50,250,000	1,179,639	—	295,838,267

GMO Alternative Asset Opportunity Fund, Class III	63,883,855	—	—	—	—	68,369,879

GMO Core Plus Bond Fund, Class IV	42,247,589	10,005,000	51,902,781	—	—	—

GMO Currency Hedged International Bond Fund, Class III	187,264,495	—	184,063,805	—	—	—

GMO Currency Hedged International Equity Fund, Class III	77,687,695	14,626,073	82,772,684	1,010,467	13,615,607	—

GMO Emerging Country Debt Fund, Class IV	24,640,997	909,318	—	259,494	649,824	26,406,442

GMO Emerging Markets Fund, Class VI	305,265,395	29,044,405	49,408	1,604,513	27,439,892	348,954,569

GMO Inflation Indexed Bond Fund, Class III	53,126,931	101,788,390	153,669,578	901,949	—	—

GMO Inflation Indexed Plus Bond Fund, Class VI	—	153,669,578	274,110	—	—	161,071,694

GMO International Growth Equity Fund, Class III	33,771,273	1,008,620	30,924,216	—	1,008,620	—

GMO International Growth Equity Fund, Class IV	—	30,924,216	667,857	—	—	37,964,703

GMO International Intrinsic Value Fund, Class IV	34,736,907	1,049,936	2,461,414	67,381	982,555	37,093,834

GMO International Small Companies Fund, Class III	23,900,156	3,204,822	2,125,124	92,404	3,112,417	25,067,301

GMO Strategic Fixed Income Fund, Class VI	—	206,962,369	—	—	—	213,817,551

GMO U.S. Quality Equity Fund, Class IV	62,486,196	12,082,859	—	892,258	73,795	78,399,702
Totals	$1,207,659,397	$910,321,437	$859,312,546	$6,008,105	$46,882,710	$1,292,983,942

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 9.5% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 36.0% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 4.6%

		Albania — 0.2%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25(a)(b)	5,929,756

		Austria — 0.2%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,102,530
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,846,006
		Total Austria	5,948,536

		Canada — 0.1%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,651,434

		United States — 4.1%

		Corporate Debt — 0.8%
USD	10,000,000	General Electric Capital Corp, Series MTN, 5.88%, due 02/15/12	10,255,300
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,694,750
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,761,700
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	4,849,000
			24,560,750

		U.S. Government — 2.9%
USD	56,525,850	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08(c)(d)	56,958,626
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07(c)	4,960,937
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10(b)	8,584,665
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12(b)	7,767,443
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12(b)	7,575,801
			85,847,472

		U.S. Government Agency — 0.4%
USD	10,000,000	Fannie Mae, TBA, 6.00%, due 12/01/35	10,103,125
		Total United States	120,511,347

		TOTAL DEBT OBLIGATIONS (COST $132,941,736)	136,041,073

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Currency Options — 0.0.%
95,800,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	1,032,497
17,030,000,000	USD Call/JPY Put, Expires 04/09/07, Strike 119.65	401,227
		1,433,724

	TOTAL CALL OPTIONS PURCHASED (COST $1,922,488)	1,433,724

	PUT OPTIONS PURCHASED — 0.1%

	Currency Options — 0.1%
95,800,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	362,822
17,030,000,000	USD Put/JPY Call, Expires 04/09/07, Strike 111.75	1,637,094

	TOTAL PUT OPTIONS PURCHASED (COST $2,019,761)	1,999,916

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.1%

	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	1,895,663

	TOTAL PREFERRED STOCKS (COST $2,441,788)	1,895,663

	MUTUAL FUNDS — 94.5%

	United States — 94.5%
	Affiliated Issuers
7,623,427	GMO Emerging Country Debt Fund, Class IV	88,812,919
80,435,914	GMO Short-Duration Collateral Fund	2,125,116,847
93,858	GMO Special Purpose Holding Fund(b)(e)	131,401
23,081,724	GMO World Opportunity Overlay Fund	592,046,230

	TOTAL MUTUAL FUNDS (COST $2,743,596,746)	2,806,107,397

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
1,805,338	Merrimac Cash Series-Premium Class	1,805,338

	TOTAL SHORT-TERM INVESTMENTS (COST $1,805,338)	1,805,338

	TOTAL INVESTMENTS — 99.3% (Cost $2,884,727,857)	2,949,283,111

	Other Assets and Liabilities (net) — 0.7%	20,045,256

	TOTAL NET ASSETS — 100.0%	$2,969,328,367

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,886,559,288	$65,735,609	$(3,011,786)	$62,723,823

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class IV	$83,157,963	$26,170,287	$22,500,000	$990,322	$2,479,965	$88,812,919

GMO Short-Duration Collateral Fund	2,001,262,353	854,553,568	791,100,000	22,753,569	—	2,125,116,847

GMO Special Purpose Holding Fund	772,451	—	—	—	4,069,132	131,401

GMO World Opportunity Overlay Fund	554,275,256	189,450,000	161,160,000	—	—	592,046,230

Totals	$2,639,468,023	$1,070,173,855	$974,760,000	$23,743,891	$6,549,097	$2,806,107,397

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/05/2006	USD	345,854,627	EUR	267,000,000	$7,763,876
12/12/2006	USD	134,240,657	NZD	204,200,000	5,435,639
12/19/2006	USD	73,326,334	JPY	8,690,000,000	1,899,786
1/09/2007	EUR	154,800,000	NOK	1,290,942,077	4,584,228
1/16/2007	USD	387,959,419	AUD	511,500,000	15,148,616
1/23/2007	CAD	236,500,000	USD	208,436,751	1,029,006
1/30/2007	EUR	54,800,000	SEK	499,592,764	442,563
2/06/2007	USD	438,291,187	GBP	230,300,000	14,583,812
2/13/2007	USD	20,742,010	CHF	24,700,000	6,247
2/20/2007	USD	60,978,125	EUR	45,900,000	32,614

					$50,926,387

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/01/2006	SEK	2,460,000	USD	358,261	$(916)
12/05/2006	EUR	267,000,000	USD	340,263,094	(13,355,409)
12/12/2006	NZD	32,800,000	USD	21,599,047	(836,715)
12/19/2006	JPY	84,250,000,000	USD	722,068,683	(7,252,441)
1/09/2007	NOK	580,342,847	EUR	69,200,000	(2,578,653)
1/16/2007	AUD	96,100,000	USD	75,318,650	(416,799)
1/23/2007	USD	16,972,620	CAD	19,000,000	(309,841)
2/13/2007	CHF	215,100,000	USD	173,929,214	(6,757,025)

					$(31,507,799)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

1,881	Australian Government Bond 10 Yr.	December 2006	$153,014,554	$(215,304)
2,815	Australian Government Bond 3 Yr.	December 2006	222,812,721	(465,597)

15	Japanese Government Bond 10 Yr. (LIF)	December 2006	17,530,128	18,536
130	Japanese Government Bond 10 Yr. (TSE)	December 2006	151,714,397	232,597
302	U.S. Long Bond	March 2007	34,541,250	454,258
1,196	U.S. Treasury Note 10 Yr.	March 2007	130,588,250	1,107,048
831	U.S. Treasury Note 5 Yr.	March 2007	88,215,844	276,186
1,230	UK Gilt Long Bond	March 2007	265,772,545	710,933
				$2,118,657
Sales

1,849	Canadian Government Bond 10 Yr.	March 2007	$186,899,488	$(1,061,216)
340	Euro BOBL	December 2006	49,512,679	(109,511)
725	Euro Bund	December 2006	113,759,016	(410,379)
2,390	U.S. Treasury Note 2 Yr.	March 2007	489,950,000	(863,663)
				$(2,444,769)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

  Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric Capital Corp.	$12,423
3,000,000	USD	4/17/2007	UBS AG	Receive	0.80%	EOP Operating LP	11,283
3,000,000	USD	4/17/2007	UBS AG	Receive	0.47%	Goldman Sachs Group, Inc.	6,486
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	18,832
10,000,000	USD	12/20/2007	Citigroup	Receive	2.41%	AOL Time Warner, Inc.	288,739
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	35,984
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corp.	37,590
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods, Inc.	51,894
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corp.	29,737
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual, Inc.	28,550
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group, Inc.	55,274
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	53,550
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	1.13%	United Mexican States	102,138
5,000,000	USD	6/20/2009	Citigroup	Receive	0.25%	ConocoPhillips Co.	22,596
5,000,000	USD	6/20/2009	Barclays Bank PLC	Receive	0.91%	Sprint Capital Corp.	93,457
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	81,771
5,000,000	USD	9/20/2009	UBS AG	Receive	0.59%	Capital One Bank	73,105
5,000,000	USD	9/20/2009	Citigroup	Receive	0.30%	Coca-Cola Enterprises, Inc.	34,056
5,000,000	USD	9/20/2009	Citigroup	Receive	0.69%	Comcast Cable Communications, Inc.	82,975

5,000,000	USD	9/20/2009	UBS AG	Receive	0.62%	Devon Energy Corp.	67,004
5,000,000	USD	9/20/2009	Barclays Bank PLC	Receive	0.54%	Duke Energy Corp.	64,709
5,000,000	USD	9/20/2009	Citigroup	Receive	0.25%	International Business Machines	28,362
5,000,000	USD	9/20/2009	UBS AG	Receive	0.53%	Kinder Morgan Energy Partners LP	46,506
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	26,191
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	23,934
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	38,495
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Citigroup, Inc.	25,677
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	44,877
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.26%	Morgan Stanley	20,570
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	44,719
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	27,311
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaueser Co.	21,713
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.30%	Credit Suisse First Boston (USA), Inc.	39,340
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	HSBC Finance Corp.	39,142
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan Chase Bank	32,571
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Brothers Holdings, Inc.	28,325
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	26,314
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch & Co., Inc.	29,791
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Energy LLC	34,942
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	29,379
5,000,000	USD	6/20/2010	UBS AG	Receive	0.36%	The Bear Stearns Companies, Inc.	36,979
5,000,000	USD	6/20/2010	UBS AG	Receive	0.34%	The Goldman Sachs Group, Inc.	33,833
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	(13,526)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	15,791
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	20,670
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	20,794
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	86,275
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	25,497
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	49,538
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	26,113
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	66,144
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	25,291
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	HSBC Finance Corp.	29,759
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	1,577
4,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.12%	Citigroup, Inc.	9,568
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	6,108
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telecom International Finance B.V.	9,679
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	6,128
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	2,863
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	5,658
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	(15,603)
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	21
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.04%	UBS Credit Default	31,907
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.11%	Wachovia Credit Default	(826)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	6,346
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	CIT Credit Default	(1,528)

3,000,000	USD	12/20/2013	Lehman Brothers	Receive	0.25%	Mid America Energy Credit Default	(3,394)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	SLMA Credit Default	(1,531)
15,376,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	102,445
24,800,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	165,233
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	66,093
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	234,059
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	46,812
25,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	234,059
73,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	621,204
2,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	17,019
							$3,827,367

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
26,500,000	SEK	3/21/2009	Deutsche Bank AG	Receive	3.90%	3 month SEK STIBOR	$1,822
526,600,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	36,204
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,109,321)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,108,568)
532,400,000	SEK	3/21/2012	Deutsche Bank AG	Receive	4.10%	3 month SEK STIBOR	419,110
120,200,000	SEK	3/21/2012	JP Morgan Chase Bank	Receive	4.10%	3 month SEK STIBOR	94,622
226,200,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(1,660,707)
11,000,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(80,759)
21,000,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(154,177)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,111,793)
27,900,000	SEK	3/21/2014	Deutsche Bank AG	Receive	4.20%	3 month SEK STIBOR	46,626
272,000,000	SEK	3/21/2014	JP Morgan Chase Bank	Receive	4.20%	3 month SEK STIBOR	454,561
88,500,000	CHF	3/21/2014	Deutsche Bank AG	(Pay)	2.85%	6 month CHF LIBOR	(1,333,005)
21,500,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(323,837)
41,200,000	CHF	3/21/2014	Merrill Lynch	(Pay)	2.85%	6 month CHF LIBOR	(620,563)
562,600,000	SEK	3/21/2017	Deutsche Bank AG	Receive	4.30%	3 month SEK STIBOR	1,855,439
347,100,000	SEK	3/21/2017	JP Morgan Chase Bank	Receive	4.30%	3 month SEK STIBOR	1,144,726
21,400,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(555,855)
115,800,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(3,007,849)
21,400,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(555,855)
9,600,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(249,355)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,452,833)
							$(9,271,367)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
5,000,000	USD	12/29/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	$35,608
67,000,000	USD	12/29/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	477,154
30,000,000	USD	1/31/2007	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	213,651
350,000,000	USD	1/31/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	2,073,422
135,000,000	USD	3/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Aggregate Total Return Index	961,765
85,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	504,230
400,000,000	USD	4/30/2007	UBS AG	1 month LIBOR - 0.05%	Return on Lehman Mortgage Total Return Index	2,791,120
155,000,000	USD	5/31/2007	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	1,078,330
245,000,000	USD	6/30/2007	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	1,705,478
225,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	1,334,726
155,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Mortgage Total Return Index	690,123
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	1,868,597
						$13,734,204

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
STIBOR - Stockholm Interbank Offered Rate
TBA - To Be Announced - Delayed Delivery Security
(a)	Security is backed by the U.S. Government.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(e)	Bankrupt issuer.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 27.9% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 9.6%

	United States — 9.6%

	U.S. Government
18,561,000	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(a) (b)	19,106,230
5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07(b)	4,978,125
	Total United States	24,084,355

	TOTAL DEBT OBLIGATIONS (COST $24,485,467)	24,084,355

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.1%

	Currency Options — 0.1%
20,900,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	225,252
3,766,000,000	USD Call/JPY Put, Expires 04/09/07, Strike 119.65	88,727
		313,979

	TOTAL CALL OPTIONS PURCHASED (COST $706,219)	313,979

Principal Amount	Description	Value ($)

	PUT OPTIONS PURCHASED — 0.2%

	Currency Options — 0.2%
20,900,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	79,154
3,766,000,000	USD Put/JPY Call, Expires 04/09/07, Strike 111.75	362,026
		441,180

	TOTAL PUT OPTIONS PURCHASED (COST $161,285)	441,180

Shares	Description	Value ($)

	MUTUAL FUNDS — 88.5%

	United States — 88.5%

	Affiliated Issuers
648,759	GMO Emerging Country Debt Fund, Class III	7,551,556
6,244,530	GMO Short-Duration Collateral Fund	164,980,478

5,496	GMO Special Purpose Holding Fund(c) (d)	7,694
1,953,706	GMO World Opportunity Overlay Fund	50,112,553

	TOTAL MUTUAL FUNDS (COST $217,324,239)	222,652,281

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
1,346,630	Merrimac Cash Series-Premium Class	1,346,630

	TOTAL SHORT-TERM INVESTMENTS (COST $1,346,630)	1,346,630

	TOTAL INVESTMENTS — 98.9% (Cost $244,023,840)	248,838,425

	Other Assets and Liabilities (net) — 1.1%	2,778,014

	TOTAL NET ASSETS — 100.0%	$251,616,439

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$244,085,599	$5,417,836	$(665,010)	$4,752,826

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$29,019,205	$721,216	$22,300,000	$204,575	$516,640	$7,551,556

GMO Short-Duration Collateral Fund	701,705,018	90,699,360	642,850,000	4,599,360	—	164,980,478

GMO Special Purpose Holding Fund	45,229	—	—	—	238,256	7,694

GMO World Opportunity Overlay Fund	191,497,233	7,200,000	151,400,000	—	—	50,112,553

Totals	$922,266,685	$98,620,576	$816,550,000	$4,803,935	$754,896	$222,652,281

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/05/2006	USD	69,053,980	EUR	53,700,000	$2,067,045
12/12/2006	USD	23,480,100	NZD	35,800,000	1,007,713
12/19/2006	USD	92,607,049	JPY	10,890,000,000	1,663,657
1/09/2007	EUR	22,500,000	NOK	188,514,397	809,016
1/16/2007	USD	75,089,726	AUD	99,100,000	3,009,993
1/23/2007	CAD	33,200,000	USD	29,318,280	202,266
1/30/2007	EUR	7,600,000	SEK	69,509,420	94,033
2/06/2007	USD	78,829,533	GBP	41,400,000	2,581,778
2/13/2007	USD	20,486,422	CHF	25,200,000	681,840
2/20/2007	USD	4,915,302	EUR	3,700,000	2,775

					$12,120,116

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/01/2006	SEK	213,000	USD	31,020	$(79)
12/05/2006	EUR	53,700,000	USD	68,302,380	(2,818,645)
12/12/2006	NZD	19,200,000	USD	12,697,556	(435,573)
12/19/2006	JPY	16,330,000,000	USD	140,050,682	(1,312,095)
1/09/2007	NOK	127,481,583	EUR	15,200,000	(567,618)
1/16/2007	AUD	69,700,000	USD	53,631,739	(1,298,135)
1/23/2007	USD	13,287,389	CAD	15,100,000	(44,865)
1/30/2007	SEK	27,189,300	EUR	3,000,000	(682)
2/06/2007	GBP	21,700,000	USD	41,136,473	(1,535,639)
2/13/2007	CHF	41,300,000	USD	33,383,044	(1,309,386)

					$(9,322,717)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

169	Australian Government Bond 10 Yr.	December 2006	$13,747,719	$(37,745)
253	Australian Government Bond 3 Yr.	December 2006	20,025,442	(44,545)
388	Euro BOBL	December 2006	56,502,704	116,266
825	Euro Bund	December 2006	129,449,915	960,951
1	Japanese Government Bond 10 Yr. (LIF)	December 2006	1,168,675	1,236
11	Japanese Government Bond 10 Yr. (TSE)	December 2006	12,837,372	19,618
311	UK Gilt Long Bond	March 2007	67,199,400	173,844
				$1,189,625

Sales

47	Canadian Government Bond 10 Yr.	March 2007	$4,750,825	$(27,092)
1,250	Federal Funds 30 day	December 2006	493,581,150	3,134
119	U.S. Long Bond	March 2007	13,610,625	(159,292)
137	U.S. Treasury Note 10 Yr.	March 2007	14,958,688	(118,870)
277	U.S. Treasury Note 2 Yr.	March 2007	56,785,000	(112,117)
71	U.S. Treasury Note 5 Yr.	March 2007	7,537,094	(37,577)
				$(451,814)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
52,000,000	SEK	3/21/2009	Deutsche Bank AG	Receive	3.90%	3 month SEK STIBOR	$3,575
94,800,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	6,518
4,600,000	SEK	3/21/2012	Citigroup	Receive	4.10%	3 month SEK STIBOR	3,621
38,800,000	SEK	3/21/2012	JP Morgan Chase Bank	Receive	4.10%	3 month SEK STIBOR	30,544
18,600,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(136,557)
2,500,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(18,354)
4,300,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(31,570)
26,300,000	SEK	3/21/2014	JP Morgan Chase Bank	Receive	4.20%	3 month SEK STIBOR	43,952
4,900,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(73,805)
3,600,000	CHF	3/21/2014	Merrill Lynch	(Pay)	2.85%	6 month CHF LIBOR	(54,224)
77,500,000	SEK	3/21/2017	Deutsche Bank AG	Receive	4.30%	3 month SEK STIBOR	255,593
4,900,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(127,275)
4,100,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(106,496)
4,900,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(127,275)
2,100,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(54,546)
							$(386,299)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

(a)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Bankrupt issuer.

(d)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 26.1% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.4%

	United States — 100.4%
	Affiliated Issuers
3,177,394	GMO International Growth Equity Fund, Class IV	105,775,447
2,909,061	GMO International Intrinsic Value Fund, Class IV	105,278,910
		211,054,357

	TOTAL MUTUAL FUNDS (COST $182,128,135)	211,054,357

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	China — 0.0%
796	China Digicontent Co Ltd*(a)(b)	1

	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares)*(a)(b)	—

	TOTAL COMMON STOCKS (COST $19)	1

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.4%
5,000,000	Banque Nationale de Paris Time Deposit, 5.27%, due 12/01/06	5,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $5,000,000)	5,000,000

	TOTAL INVESTMENTS — 102.8% (Cost $187,128,154)	216,054,358

	Other Assets and Liabilities (net) — (2.8%)	(5,959,199)

	TOTAL NET ASSETS — 100.0%	$210,095,159

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$187,128,154	$28,926,222	$(18)	$28,926,204

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO International Growth Equity Fund, Class III	$353,206,539	$6,588,807	$382,475,831	$—	$2,688,807	$—

GMO International Growth Equity Fund, Class IV	—	94,475,831	3,250,000	—	—	105,775,447

GMO International Intrinsic Value Fund, Class IV	365,708,285	11,221,884	306,650,000	184,307	2,687,577	105,278,910

Totals	$718,914,824	$112,286,522	$692,375,831	$184,307	$5,376,384	$211,054,357

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	1,608,892	NZD	2,435,140	$49,185
2/23/2007	USD	1,976,788	GBP	1,046,000	80,259
2/23/2007	USD	5,444,569	SGD	8,439,417	61,332

					$190,776

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	USD	203,688	CAD	231,212	$(723)
2/23/2007	AUD	13,572,255	USD	10,401,062	(283,397)
2/23/2007	CHF	19,932,389	USD	16,117,343	(643,754)
2/23/2007	HKD	20,411,381	USD	2,630,957	(312)
2/23/2007	GBP	23,777,054	USD	44,938,574	(1,821,012)
2/23/2007	NOK	25,686,437	USD	4,016,800	(169,826)
2/23/2007	SEK	37,740,794	USD	5,369,585	(169,734)
2/23/2007	EUR	43,412,538	USD	55,862,199	(1,854,315)
2/23/2007	DKK	59,276,194	USD	10,222,369	(347,424)
2/23/2007	JPY	5,876,193,844	USD	50,424,648	(901,845)

					$(6,192,342)

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 93.3% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Australia — 0.4%
40,093	BHP Billiton Ltd	829,871
147,904	Qantas Airways Ltd	576,210
		1,406,081

	Austria — 0.2%
7,709	Boehler Uddeholm (Bearer)	490,973
6,918	Voestalpine AG	344,371
		835,344

	Belgium — 1.0%
28,209	Dexia	771,201
43,776	Fortis	1,787,628
3,352	KBC Groep NV	378,026
15,731	UCB SA	998,684
		3,935,539

	Canada — 1.4%
25,164	BCE Inc	618,055
7,200	Canadian National Railway Co	338,045
23,900	Canadian Natural Resources	1,295,399
10,400	EnCana Corp	540,558
12,000	Imperial Oil Ltd	450,663
26,600	Petro-Canada	1,199,277
13,200	Royal Bank of Canada	615,819
		5,057,816

	Finland — 1.6%
66,000	Fortum Oyj	1,934,398
11,100	Metso Oyj	513,412
55,050	Nokia Oyj	1,113,471
21,650	Rautaruukki Oyj	792,470
31,300	Sampo Oyj Class A	794,041
40,000	UPM-Kymmene Oyj	1,001,103
		6,148,895

	France — 6.7%
16,243	Air France	649,705
3,949	Assurances Generales de France	587,113
10,323	Axa	392,200
35,425	BNP Paribas	3,827,057
10,312	Carrefour SA	646,089
8,496	Casino Guichard-Perrachon SA	777,269
16,255	Cie de Saint-Gobain	1,301,330
26,818	Credit Agricole SA	1,138,774
3,004	Groupe Danone	463,135
6,472	Lafarge SA	943,120
6,128	L’Oreal SA	619,084
7,818	Michelin SA Class B	680,535
29,656	Mittal Steel Co NV	1,221,450
16,503	Peugeot SA	1,029,508
10,965	Renault SA	1,318,397
18,339	Sanofi-Aventis	1,615,552
4,261	Schneider Electric SA	462,874
7,985	Societe Generale	1,341,994
12,692	Suez SA	609,986

1

67,833	Total SA(a)	4,834,559
2,166	Vallourec SA	586,919
		25,046,650

	Germany — 4.3%
16,022	Altana AG	935,895
5,212	BASF AG	481,817
31,236	Bayerische Motoren Werke AG	1,720,557
17,448	Commerzbank AG	630,535
9,157	DaimlerChrysler AG (Registered)	533,888
8,170	Deutsche Bank AG (Registered)	1,056,687
3,235	Deutsche Boerse AG	544,225
12,255	Deutsche Lufthansa AG (Registered)	307,943
35,489	Deutsche Post AG (Registered)	1,057,642
6,132	Deutsche Postbank AG	515,183
6,097	E. On AG	784,526
8,121	Hannover Rueckversicherungs AG (Registered)*	341,999
10,522	KarstadtQuelle AG*	292,917
932	Linde AG	91,933
7,904	MAN AG	759,848
7,251	Muenchener Rueckversicherungs AG (Registered)	1,185,322
763	Puma AG Rudolf Dassler Sport	277,513
2,698	RWE AG	307,930
42,824	ThyssenKrupp AG	1,660,636
24,863	Volkswagen AG(a)	2,716,046
		16,203,042

	Hong Kong — 0.4%
105,000	CLP Holdings Ltd	697,196
88,000	Hong Kong & China Gas	194,427
115,000	Hong Kong Electric Holdings Ltd	542,228
		1,433,851

	Ireland — 0.2%
39,399	Bank of Ireland	848,681

	Italy — 2.3%
54,115	Banca Monte dei Paschi di Siena SPA	346,504
67,135	Capitalia SPA	619,189
139,300	Enel SPA(a)	1,422,669
148,409	ENI SPA	4,877,669
47,323	Fiat SPA* (a)	881,798
58,546	UniCredito Italiano SPA	506,857
		8,654,686

	Japan — 13.1%
27,650	Canon Inc	1,454,264
52,800	Chubu Electric Power Co Inc	1,582,965
63,000	Cosmo Oil Co Ltd	265,509
11,650	Daiei Inc* (a)	204,249
11,900	Daiichi Sankyo Co Ltd	365,614
23,000	Daiwa Securities Group Inc	261,603
73	East Japan Railway Co	510,630
17,400	Eisai Co Ltd	925,921
13,680	Electric Power Development Co	568,667
102,000	Fuji Heavy Industries Ltd	526,718
99,000	Hitachi Ltd	586,246
49,700	Honda Motor Co Ltd	1,750,187
180,000	Isuzu Motors Ltd	803,119
131,000	Itochu Corp	1,051,219
173	Japan Tobacco Inc	763,887

2

41,400	Kansai Electric Power Co Inc	1,031,922
19,000	Kao Corp	511,862
46,000	Kawasaki Kisen Kaisha Ltd(a)	327,629
35,000	Komatsu Ltd	631,527
47,000	Kubota Corp	410,294
30,300	Kyushu Electric Power Co Inc	768,669
170,000	Marubeni Corp	860,133
124,000	Mazda Motor Corp	846,261
106,300	Mitsubishi Corp	1,969,655
25,000	Mitsubishi Estate Co Ltd	613,949
85	Mitsubishi UFJ Financial Group Inc	1,081,333
109,000	Mitsui & Co	1,475,232
37,000	Mitsui Chemicals Inc	274,003
19,000	Mitsui Fudosan Co Ltd	444,051
171	Mizuho Financial Group Inc	1,252,656
6,700	Murata Manufacturing Co Ltd	453,915
14,000	Nikon Corp	287,320
3,000	Nintendo Co Ltd	712,655
160,600	Nissan Motor Co	1,947,722
26,500	Nomura Holdings Inc	461,615
340	NTT Docomo Inc	517,964
23,000	Olympus Corp	718,073
3,060	ORIX Corp	830,964
174,000	Osaka Gas Co Ltd	625,852
30,600	Pioneer Corp(a)	442,286
110	Resona Holdings Inc	323,815
25,000	Ricoh Company Ltd	473,608
18,700	Seven & I Holdings Co Ltd	593,689
6,400	Shin-Etsu Chemical Co Ltd	421,478
6,800	Sony Corp	266,882
55,000	Sumitomo Chemical Co Ltd	367,929
106,000	Sumitomo Corp	1,478,419
26,000	Sumitomo Metal Mining Co Ltd	337,884
72	Sumitomo Mitsui Financial Group Inc	755,573
19,000	Sumitomo Realty & Development Co Ltd	602,082
43,000	Sumitomo Trust & Banking Co Ltd	458,427
82,000	Taisei Corp	256,822
26,000	Taisho Pharmaceutical Co Ltd	471,369
46,700	Takeda Pharmaceutical Co Ltd	3,043,708
30,500	Tohoku Electric Power Co Inc	710,590
37,000	Tokyo Electric Power Co Inc	1,150,926
173,000	Tokyo Gas Co Ltd	856,342
60,000	TonenGeneral Sekiyu KK(a)	617,905
33,000	Toppan Printing Co Ltd	353,797
78,000	Toshiba Corp	496,876
16,200	Toyo Seikan Kaisha Ltd	265,806
51,500	Toyota Motor Corp	3,092,550
72	West Japan Railway Co	328,255
		48,843,072

	Netherlands — 3.8%
98,525	ABN Amro Holdings NV	2,969,630
78,452	Aegon NV	1,425,656
14,838	Akzo Nobel NV	851,758
5,426	Corio NV	404,089
28,398	Heineken NV	1,385,583
128,898	ING Groep NV	5,509,453
8,120	Koninklijke DSM	388,006
4,351	Rodamco Europe NV	526,334
16,108	TNT NV	677,791
		14,138,300

3

	Norway — 0.5%
69,000	Statoil ASA	1,924,683

	Singapore — 1.3%
215,000	Capitaland Ltd	873,535
244,000	Sembcorp Industrie	586,012
49,000	Singapore Airlines Ltd	499,385
310,000	Singapore Technologies Engineering Ltd	607,977
1,043,600	Singapore Telecommunications	1,953,296
24,000	United Overseas Bank Ltd	289,762
		4,809,967

	Spain — 0.4%
30,511	Iberdrola SA	1,356,790

	Sweden — 0.6%
14,600	Electrolux AB	274,894
14,100	Hennes & Mauritz AB Class B	657,918
45,500	Nordea AB	643,230
10,500	Svenska Cellulosa Series B	515,508
		2,091,550

	Switzerland — 2.2%
70,471	ABB Ltd	1,144,466
1,039	Compagnie Financiere Richemont AG Class A	56,152
2,101	Nestle SA (Registered)	742,851
9,357	Novartis AG (Registered)	546,912
3,776	Roche Holding AG (Non Voting)	683,633
1,028	Serono SA	934,057
27,453	UBS AG (Registered)	1,656,948
8,853	Zurich Financial Services AG	2,307,094
		8,072,113

	United Kingdom — 11.8%
55,899	Alliance Boots Plc	872,815
47,663	Anglo American Plc	2,224,584
24,927	AstraZeneca Plc	1,445,924
80,539	Aviva Plc	1,249,236
72,745	Barclays Plc	975,164
23,105	Barratt Developments Plc	503,048
92,842	BG Group Plc	1,251,613
26,117	BHP Billiton Plc	497,054
72,590	BP Plc	823,329
218,667	BT Group Plc	1,221,060
49,771	Cadbury Schweppes Plc	514,057
234,841	Centrica Plc	1,531,348
163,553	DSG International Plc	629,377
40,350	Gallaher Group Plc	755,996
44,676	GKN Plc	256,650
36,458	GlaxoSmithKline Plc	969,093
75,564	HBOS Plc	1,547,430
34,217	Imperial Tobacco Group Plc	1,259,866
95,085	J Sainsbury Plc	747,990
94,789	Lloyds TSB Group Plc	1,010,457
35,146	Marks & Spencer Group Plc	472,798
19,993	Next Plc	701,708
22,443	Persimmon Plc	645,586
28,686	Rio Tinto Plc	1,538,424
199,760	Royal Bank of Scotland Group	7,248,722
75,395	Royal Dutch Shell Group Class A	2,669,613

4

80,742	Royal Dutch Shell Plc A Shares	2,864,870
33,682	Scottish & Newcastle Plc	358,205
30,161	Scottish & Southern Energy Plc	864,706
64,474	Taylor Woodrow Plc	496,009
78,753	Tesco Plc	606,602
105,741	Tomkins Plc	497,223
16,194	Unilever Plc	434,350
38,945	United Utilities Plc	579,461
718,351	Vodafone Group Inc	1,904,356
39,417	Wimpey (George) Plc	429,501
19,897	Wolseley Plc	465,091
25,485	Xstrata Plc	1,146,253
		44,209,569

	United States — 43.6%
10,800	Abercrombie & Fitch Co.-Class A	728,352
11,400	Akamai Technologies, Inc.*	557,118
12,100	Alcoa, Inc.	377,157
31,400	Allied Waste Industries, Inc.*	398,152
22,200	Allstate Corp. (The)	1,409,256
10,000	Alltel Corp.	567,400
57,600	Altria Group, Inc.	4,850,496
11,000	AMBAC Financial Group, Inc.	942,040
17,500	American Electric Power Co., Inc.	726,425
6,900	American Financial Group, Inc.	360,249
12,600	American International Group, Inc.	886,032
18,100	AmerisourceBergen Corp.	832,419
9,900	Amgen, Inc.*	702,900
4,100	Amphenol Corp.-Class A	279,333
5,200	Anheuser-Busch Cos., Inc.	247,052
24,400	Archer-Daniels-Midland Co.	856,440
5,300	Ashland, Inc.	358,333
72,257	AT&T, Inc.	2,450,235
19,300	AutoNation, Inc.*	397,773
23,383	Bank of America Corp.	1,259,174
28,200	BEA Systems, Inc.*	388,314
2,900	Bear Stearns Cos. (The), Inc.	442,192
28,500	Bed Bath & Beyond, Inc.*	1,104,375
69,800	BellSouth Corp.	3,112,382
20,900	Biomet, Inc.	790,229
11,800	Boeing Co.	1,044,654
10,400	Burlington Northern Santa Fe Corp.	781,664
23,400	Capital One Financial Corp.	1,822,392
13,000	Caterpillar, Inc.	806,390
13,300	CDW Corp.	937,650
15,800	Centex Corp.	874,372
7,900	CH Robinson Worldwide, Inc.	347,600
77,505	Chevron Corp.	5,605,162
500	Chicago Mercantile Exchange	267,800
6,100	Cigna Corp.	768,905
10,100	CNA Financial Corp.*	388,850
6,600	Cognizant Technologies Solutions Corp.-Class A*	538,296
22,000	Comcast Corp.-Class A*	890,120
11,400	Comcast Corp.-Class A*	459,192
18,600	Computer Sciences Corp.*	970,920
27,700	Compuware Corp.*	232,403
88,753	ConocoPhillips	5,973,077
17,900	Convergys Corp.*	431,748
4,800	Cooper Industries Ltd.-Class A	438,912
24,800	Countrywide Financial Corp.	985,056
15,300	CSX Corp.	548,658

5

12,000	CVS Corp.	345,240
33,200	D.R. Horton, Inc.	884,448
5,700	Danaher Corp.	416,784
134,300	Dell, Inc.*	3,658,332
19,800	Direct TV Group (The)*	450,450
13,400	Dow Chemical Co.	536,134
14,300	Eastman Kodak Co.	372,086
6,700	Embarq Corp.	344,715
3,600	Emerson Electric Co.	312,120
5,100	Everest RE Group, Ltd.	501,891
6,700	Expeditors International of Washington, Inc.	303,108
26,400	Exxon Mobil Corp.	2,027,784
55,500	Fannie Mae	3,165,165
4,932	Federated Department Stores, Inc.	207,588
5,000	FedEx Corp.	577,150
7,792	Fidelity National Information Services, Inc.	310,901
15,192	Fidelity National Title Group, Inc.-Class A	343,947
12,300	First American Corp.	474,903
6,000	First Horizon National Corp.	239,160
7,900	First Marblehead Corp. (The)	591,236
8,700	FirstEnergy Corp.	520,608
158,700	Ford Motor Co.	1,290,231
12,700	FPL Group, Inc.	676,910
22,100	Freddie Mac	1,484,236
6,600	Freeport-McMoRan Copper & Gold, Inc.- Class B	414,942
11,100	Gannett Co., Inc.	660,672
44,800	Gap (The), Inc.	838,656
7,000	General Dynamics Corp.	523,880
39,300	General Motors Corp.	1,148,739
23,200	Genworth Financial, Inc.-Class A	760,960
9,900	Goldman Sachs Group, Inc.	1,928,520
1,300	Google, Inc.-Class A*	630,396
19,600	Harley-Davidson, Inc.	1,445,892
6,000	Hartford Financial Services Group, Inc.	514,560
32,200	Hewlett-Packard Co.	1,270,612
129,100	Home Depot, Inc.	4,901,927
3,630	Idearc, Inc.*	99,970
7,100	IndyMac Bancorp, Inc.	326,245
10,600	International Business Machines Corp.	974,352
21,600	Janus Capital Group, Inc.	437,616
107,400	Johnson & Johnson	7,078,734
6,500	Johnson Controls, Inc.	528,645
9,500	Jones Apparel Group, Inc.	319,200
12,100	KB Home	625,449
9,000	Kimberly-Clark Corp.	598,230
6,100	Kohls Corp.*	424,560
26,700	Kraft Foods, Inc.	935,835
6,500	Las Vegas Sands Corp.*	595,140
14,300	Lehman Brothers Holdings, Inc.	1,053,481
14,200	Lennar Corp.-Class A	745,500
10,100	Lexmark International, Inc.*	696,698
9,000	Lincare Holdings, Inc.*	339,030
11,300	Lockheed Martin Corp.	1,022,085
15,700	Loews Corp.	626,744
49,600	Lowe’s Cos., Inc.	1,495,936
6,000	Marathon Oil Corp.	566,280
6,300	Mastercard, Inc.	641,025
7,400	MBIA, Inc.	515,410
8,100	MDC Holdings, Inc.	462,753
15,400	Medtronic, Inc.	802,802
14,800	MEMC Electronic Materials, Inc.*	589,040

6

51,000	Merck & Co., Inc.	2,270,010
9,300	Merrill Lynch & Co., Inc.	813,099
6,100	Metlife, Inc.	358,253
9,600	MGIC Investment Corp.	556,416
6,400	Moody’s Corp.	444,672
7,600	Morgan Stanley	578,816
36,100	National City Corp.	1,303,210
11,100	Network Appliance, Inc.*	435,231
9,200	New Century Financial Corp.	331,752
23,100	News Corp.-Class A	475,860
6,100	Norfolk Southern Corp.	300,425
4,500	Northrop Grumman Corp.	301,185
13,200	Nucor Corp.	790,020
14,700	Nvidia Corp.*	543,753
600	NVR, Inc.*	357,000
25,425	Old Republic International Corp.	573,334
124,600	Oracle Corp.*	2,371,138
8,800	PepsiCo, Inc.	545,336
379,200	Pfizer, Inc.	10,424,208
7,900	Phelps Dodge Corp.	971,700
10,300	PMI Group (The), Inc.	446,093
7,900	Precision Castparts Corp.	596,134
12,700	Progress Energy, Inc.	606,679
24,600	Pulte Homes, Inc.	830,004
59,000	Qwest Communications International, Inc.*	453,710
10,200	Radian Group, Inc.	542,742
15,000	RadioShack Corp.	262,950
9,300	Reynolds American, Inc.	597,432
6,400	Ryder Systems, Inc.	333,888
7,500	Ryland Group, Inc.	395,625
12,100	Sabre Holdings Corp.-Class A	331,903
34,100	Safeway, Inc.	1,050,621
30,000	Sara Lee Corp.	497,400
30,000	Schlumberger Ltd.	2,054,400
6,800	SEI Investment Co.	395,692
12,400	Southern Copper Corp.(a)	678,404
10,400	SPX Corp.	635,544
21,800	St. Paul Travelers Cos. (The), Inc.	1,129,458
10,600	Starbucks Corp.*	374,074
17,700	Stryker Corp.	917,922
11,642	Supervalu, Inc.	398,855
44,100	Symantec Corp.*	934,920
17,200	Toll Brothers, Inc.*	553,840
8,100	Torchmark Corp.	512,082
7,800	Union Pacific Corp.	706,056
5,000	United States Steel Corp.	373,950
11,500	United Technologies Corp.	742,095
41,200	UnumProvident Corp.	843,776
11,300	USG Corp.*	629,749
14,700	Valero Energy Corp.	809,529
72,600	Verizon Communications, Inc.	2,536,644
2,900	Vornado Realty Trust	365,719
36,500	Wachovia Corp.	1,977,935
36,549	Washington Mutual, Inc.	1,596,460
11,800	Waste Management, Inc.	431,998
64,900	Wells Fargo & Co.	2,287,076
4,900	Whirlpool Corp.	417,970
14,000	Zimmer Holdings, Inc.*	1,021,440
		162,729,479

	TOTAL COMMON STOCKS (COST $310,031,253)	357,746,108

7

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%
9,018	Volkswagen AG 2.24%	623,057

	TOTAL PREFERRED STOCKS (COST $379,561)	623,057

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.1%
10,703,516	Boston Global Investment Trust - Quality Portfolio(b)	10,703,516
12,100,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	12,100,000

	TOTAL SHORT-TERM INVESTMENTS (COST $22,803,516)	22,803,516

	TOTAL INVESTMENTS — 102.1% (Cost $333,214,330)	381,172,681

	Other Assets and Liabilities (net) — (2.1%)	(7,924,171)

	TOTAL NET ASSETS — 100.0%	$373,248,510

8

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$333,248,286	$52,286,324	$(4,361,929)	$47,924,395

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	211,408	CHF	261,396	$8,399
2/23/2007	USD	1,161,404	NOK	7,421,423	48,212
2/23/2007	USD	1,250,467	NZD	1,891,754	37,620
2/23/2007	USD	3,130,486	SGD	4,853,186	35,747
2/23/2007	USD	11,382,758	SEK	80,005,131	359,813
2/23/2007	USD	12,836,528	JPY	1,494,733,140	219,442

					$709,233

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	AUD	616,156	USD	472,075	$(12,980)
2/23/2007	EUR	680,936	USD	873,981	(31,316)
2/23/2007	HKD	6,095,168	USD	785,622	(118)
2/23/2007	GBP	12,012,862	USD	22,704,280	(920,028)
2/23/2007	USD	13,796,241	CAD	15,670,774	(39,956)

					$(1,004,398)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

72	DAX	December 2006	$15,065,806	$849,955
43	MSCI Singapore	December 2006	1,924,769	(3,721)
29	TOPIX	December 2006	4,026,003	(51,508)
				$794,726

Sales

18	CAC 40	December 2006	$1,271,177	$41,308
17	FTSE 100	December 2006	2,025,450	(6,832)
6	IBEX 35	December 2006	1,101,091	28,480
29	S&P Toronto 60	December 2006	3,721,081	(207,041)
9	S&P/MIB	December 2006	2,405,106	(136,642)
11	SPI 200	December 2006	1,185,693	(80,039)
				$(360,766)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*      Non-income producing security.

(a)   All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $10,100,007, collateralized by cash in the amount of $10,703,516, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)   All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 50.7% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 13.7%

	Corporate Debt — 4.7%
7,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,705,400
11,347,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	11,326,462
		20,031,862

	U.S. Government — 2.8%
2,412,360	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10(a) (b)	2,555,217
8,785,540	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(a)	9,043,615
		11,598,832

	U.S. Government Agency — 6.2%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 02/01/27	9,925,000
4,250,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.24%, due 12/01/14	4,255,312
3,930,420	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.50%, due 03/30/19	3,942,703
4,170,000	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.55%, due 06/15/12	4,159,575
4,033,338	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.82%, due 01/01/12	3,985,442
		26,268,032

	TOTAL DEBT OBLIGATIONS (COST $57,571,496)	57,898,726

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.5%

	Banking — 0.5%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	1,895,663

	TOTAL PREFERRED STOCKS (COST $2,879,147)	1,895,663

Shares	Description	Value ($)

	MUTUAL FUNDS — 87.5%

	Affiliated Issuers — 87.5%
14,008,661	GMO Short-Duration Collateral Fund	370,108,826
1,483	GMO Special Purpose Holding Fund(c) (d)	2,076
	TOTAL MUTUAL FUNDS (COST $357,547,554)	370,110,902

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
1,318,267	Merrimac Cash Series-Premium Class	1,318,267

	TOTAL SHORT-TERM INVESTMENTS (COST $1,318,267)	1,318,267

1

TOTAL INVESTMENTS — 102.0% (Cost $419,316,464)	431,223,558

Other Assets and Liabilities (net) — (2.0%)	(8,310,338)

TOTAL NET ASSETS — 100.0%	$422,913,220

2

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$419,364,914	$13,180,012	$(1,321,368)	$11,858,644

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$440,095,699	$39,326,555	$122,100,000	$3,926,555	$—	$370,108,826
GMO Special Purpose Holding Fund	12,202	—	—	—	64,278	2,076
Totals	$440,107,901	$39,326,555	$122,100,000	$3,926,555	$64,278	$370,110,902

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

25	U.S. Long Bond	March 2007	$2,859,375	$(35,830)
87	U.S. Treasury Note 10 Yr.	March 2007	9,499,313	(78,469)

231	U.S. Treasury Note 2 Yr.	March 2007	47,355,000	(97,973)
72	U.S. Treasury Note 5 Yr.	March 2007	7,643,250	(32,314)
				$(244,586)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration		Receive	Annual	Deliverable	Appreciation
Amount		Date	Counterparty	(Pay)	Premium	On Default	(Depreciation)
11,500,000	USD	3/20/2013	Barclays Bank PLC	(Pay)	0.61%	Health Care Properties	$(41,617)

Total Return Swaps

						Net
						Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
25,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	$148,102
75,000,000	USD	6/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	444,909
175,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	1,038,120
140,000,000	USD	11/30/2007	Lehman Brothers	1 month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	0
						$1,631,131

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Bankrupt issuer.

(d)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 32.8% of net assets.

Currency Abbreviations:

USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Argentina — 0.3%
26,265	Tenaris SA ADR	1,234,718
15,147	Transportadora de Gas del Sur ADR* (a)	88,610
		1,323,328

	Brazil — 3.0%
7,834,895	Aes Tiete SA	204,105
32,500	Arcelor Brasil SA	600,462
117,680	Banco do Brasil SA	3,215,137
10,959,228	Companhia Saneamento Basico SAO PA	1,321,182
47,838	Companhia Siderurgica Nacional SA	1,429,616
984,500	Compania de Bebidas das Americas	411,757
53,500	Compania Vale do Rio Doce	1,475,760
6,300	CPFL Energia SA	82,642
26,383,900	Electrobras (Centro)	626,389
6,000	Natura Cosmeticos SA	81,201
4,500	Petroleo Brasileiro SA (Petrobras)	106,005
11,800	Petroleo Brasileiro SA (Petrobras) ADR	1,110,970
51,323	Souza Cruz SA (Registered)	886,359
		11,551,585

	Chile — 1.3%
21,377	Banco De Chile ADR	947,001
11,800	Banco Santander Chile SA ADR	572,890
15,900	Compania Cervecerias Unidas ADR	462,054
44,000	Compania de Telecommunicaciones de Chile ADR	351,120
11,300	Empresa Nacional de Electricidad SA ADR	391,884
87,160	Enersis SA ADR	1,325,704
18,440	Lan Airlines SA	904,482
11,096	Quinenco SA ADR	152,015
		5,107,150

	China — 11.1%
2,104,000	Bank of Communications Co Ltd	1,934,558
5,114,000	China Construction Bank Class H	2,661,548
351,764	China International Marine Containers Co Ltd Class B	566,241
1,092,000	China Life Insurance Co Ltd Class H	2,670,453
1,304,500	China Merchants Bank*	2,508,799
30,000	China Merchants Holdings International Co Ltd	99,903
1,005,964	China Mobile Ltd	8,455,025
3,872	China Mobile Ltd ADR	163,398
196,600	China Netcom Group	391,165
140,000	China Overseas Land and Investment Ltd	152,529
5,357,883	China Petroleum & Chemical Corp Class H	4,259,719
338,000	China Resources Enterprise Ltd	856,173
215,900	China Resources Power Holdings Co	270,429
132,000	China Shenhua Energy Co Ltd Class H	254,173
61,500	China Telecom Corp Ltd ADR	2,846,220
1,743,400	China Telecom Corp Ltd Class H	802,855
2,006,000	CNOOC Ltd	1,778,561
1,144,000	CNPC Hong Kong Ltd	606,947
226,000	Cosco Pacific Ltd	498,474
2,240,890	Denway Motors Ltd	878,927
293,586	Fountain Set Holdings Ltd	84,504
265,000	Foxconn International Holdings*	797,649
1,188,100	Guangdong Investments Ltd	520,114

1

129,000	Kingboard Chemical Holdings Ltd	519,990
2,590	Kingboard Laminates Holdings*	2,574
80,000	Nine Dragons Paper Holdings	142,743
5,647,553	PetroChina Co Ltd Class H	7,221,535
138,000	Ping An Insurance (Group) Co of China Ltd	527,578
2,896,000	Semiconductor Manufacturing International Corp*	356,399
270,000	Shanghai Industrial Holdings Ltd	573,839
		43,403,022

	Czech Republic — 0.1%
1,200	Komercni Banka AS	179,169

	Hungary — 0.5%
2,500	Gedeon Richter Right	515,603
6,600	MOL Magyar Olaj es Gazipari Rt (New Shares)	741,688
17,000	OTP Bank	651,227
		1,908,518

	India — 3.7%
10,800	Associated Cement	272,045
10,000	Bank of Baroda	58,167
9,300	Bharat Heavy Electricals Ltd	519,372
37,500	Bharti Televentures*	527,557
56,800	GAIL India Ltd	338,247
3,200	Grasim Industries Ltd	198,762
52,300	Gujarat Ambuja Cements Ltd	168,231
16,000	HCL Technologies Ltd	225,463
19,600	HDFC Bank	491,730
5,200	Hero Honda Motors Ltd	86,032
21,250	Hindalco Industries Ltd(b)	48,050
85,000	Hindalco Industries Ltd GDR 144A	328,185
12,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (London International Exchange)	46,800
73,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange)	284,700
38,700	ICICI Bank Ltd	753,726
2,100	ICICI Bank Ltd ADR	81,711
7,700	Indian Oil Corp Ltd	75,726
13,400	Infosys Technologies Inc	653,698
67,506	Mahindra & Mahindra Ltd	1,236,250
87,750	Oil & Natural Gas Corp Ltd	1,689,274
27,300	Reliance Communications Ltd*	260,742
8,677	Reliance Energy Ltd	102,260
49,398	Reliance Industries Ltd(b)	1,371,291
62	Satyam Computer Services Ltd	636
23,000	Satyam Computer Services Ltd ADR	537,050
23,400	State Bank of India	687,498
23,494	State Bank of India Ltd GDR	1,657,972
227,300	Steel Authority of India	446,341
19,400	Tata Consultancy Services Ltd	519,260
55,600	Tata Iron & Steel Co Ltd	580,472
15,125	Tata Motors Ltd	272,978
		14,520,226

	Indonesia — 1.3%
549,000	Astra International Tbk PT	953,240
150,000	Bank Danamon PT	102,181
2,516,000	Bank Mandiri Persero Tbk PT	760,074
1,040,000	Bank Rakyat Indonesia	606,330
126,500	Gudang Garam Tbk PT	137,132
490,000	Indosat Tbk PT	306,200

2

7,008,620	Matahari Putra Prima Tbk PT	565,573
90,000	Perusahan Gas Negara PT	106,734
908,000	Ramayana Lestari Sentosa Tbk PT	82,056
1,343,724	Telekomunikasi Indonesia Tbk PT	1,460,800
		5,080,320

	Israel — 2.0%
4,900	Africa Israel Investment Ltd	343,224
349,800	Bank Hapoalim B.M.	1,688,709
303,000	Bank Leumi Le	1,220,768
43,800	Check Point Software Technologies Ltd*	1,003,020
72,400	Israel Chemicals Ltd	434,962
400	Teva Pharmaceutical Industries	12,869
81,600	Teva Pharmaceutical Industries ADR	2,616,096
1,225	The Israel Corp Ltd	617,698
		7,937,346

	Malaysia — 2.9%
793,100	Bumiputra-Commerce Holdings Berhad	1,709,593
49,900	Digi.Com Berhad	186,173
190,000	Genting Berhad	1,536,038
303,000	Hong Leong Bank Berhad	469,030
229,100	IOI Corp Berhad	1,195,214
101,000	Kuala Lumpur Kepong Berhad	379,250
396,990	Malakoff Berhad	1,096,869
249,000	Malayan Banking Berhad	798,115
181,378	Maxis Communications Berhad	495,997
147,000	MISC Berhad	377,706
259,000	Proton Holdings Berhad	422,239
587,385	Public Bank Berhad	1,216,738
211,090	Sime Darby Berhad	393,183
284,800	Tenaga Nasional Berhad	865,090
		11,141,235

	Mexico — 5.5%
216,800	Alfa SA de CV Class A	1,286,951
50,300	America Movil SA de CV Class L ADR	2,236,841
846,436	Cemex SA de CV CPO*	2,758,878
49,000	Fomento Economico Mexicano SA de CV	514,421
922,311	Grupo Financiero Banorte SA de CV	3,434,440
833,340	Grupo Mexico SA Class B	3,012,091
102,000	Grupo Modelo SA de CV Class C	553,758
25,000	Grupo Televisa SA (Participating Certificates)	131,446
126,700	Organizacion Soriana SA de CV Class B	799,402
210,200	Telefonos de Mexico SA de CV Class L ADR	5,486,220
281,698	Wal-Mart de Mexico SA de CV Class V	1,054,098
		21,268,546

	Philippines — 0.8%
4,091,754	Ayala Land Inc	1,217,135
199,400	Bank of the Philippine Islands	251,031
134,400	Equitable PCI Bank*	214,108
19,980	Philippine Long Distance Telephone	1,008,220
10,400	Philippine Long Distance Telephone ADR	510,744
		3,201,238

	Poland — 1.7%
200	Bank BPH	62,011
13,400	Bank Pekao SA	988,110
68,100	Big Bank Gdanski SA	183,101
42,100	KGHM Polska Miedz SA	1,488,745

3

95,400	Polski Koncern Naftowy Orlen SA	1,720,935
231,600	Polskie Gornictwo Naftowe	260,637
48,900	Powszechna Kasa Oszczednosci Bank Polski SA	728,481
166,400	Telekomunikacja Polska SA	1,294,476
		6,726,496

	Russia — 10.4%
4,500	Gazprom Neft ADR	92,475
21,100	JSC Mining & Smelting Co ADR	3,259,950
162,000	Lukoil ADR	14,377,500
4,100	Lukoil ADR 144A	363,875
67,400	Mobile Telesystems ADR	3,241,940
293,644	OAO Gazprom ADR	13,713,175
13,600	Oao Mechel ADR	350,744
12,364	Polyus Gold ADR*	615,727
540	Sberbank RF	1,358,780
2,500	Surgutneftegaz ADR	236,875
2,700	Surgutneftegaz ADR	185,625
9,400	Unified Energy Systems ADR	890,650
4,900	Unified Energy Systems GDR	465,500
18,900	Vimpel-Communications ADR*	1,438,101
3,400	X5 Retail Group NV GDR (Registered Shares)*	88,400
		40,679,317

	South Africa — 6.9%
56,952	ABSA Group Ltd	895,453
23,000	AECI Ltd	211,133
86,700	African Bank Investments Ltd	341,952
13,700	Anglo American Platinum Corp	1,586,626
46,000	Barloworld Ltd	946,835
16,000	Bidvest Group Ltd	285,305
126,800	Edgars Consolidated Stores Ltd	662,946
367,400	FirstRand Ltd	1,013,494
128,000	Foschini Ltd	1,010,226
76,600	Impala Platinum Holdings Ltd	1,936,363
49,100	Imperial Holdings Ltd*	1,011,638
39,300	Investec Ltd	453,160
140,067	Mittal Steel South Africa Ltd	1,786,904
11,100	MTN Group Ltd	113,495
51,663	Nedbank Group Ltd	903,696
104,400	Network Healthcare Holdings*	192,047
6,400	Pretoria Portland Cement Co Ltd	338,259
190,107	Remgro Ltd	4,262,770
52,700	Reunert Ltd	586,590
187,800	Sanlam Ltd	467,211
21,500	Sappi Ltd	346,683
63,800	Sasol Ltd	2,242,538
180,400	Standard Bank Group Ltd	2,217,835
109,000	Steinhoff International Holdings	334,702
79,600	Telkom SA Ltd	1,496,651
27,124	Tiger Brands Ltd	588,439
219,150	Woolworths Holdings	509,475
		26,742,426

	South Korea — 16.9%
12,070	Cheil Industries Inc	529,519
800	CJ Corp	91,429
7,900	Daelim Industrial Co Ltd	682,465
67,160	Daewoo Engineering & Construction Co Ltd	1,513,808
290	Daewoo Shipbuilding & Marine Engineering Co Ltd	9,209
8,620	Doosan Infracore Co Ltd	185,089

4

3,200	GS Engineering & Construction Corp	298,643
15,550	GS Holdings Corp	511,724
35,981	Hana Financial Group Inc	1,833,560
56,700	Hanjin Heavy Industry & Construction	1,979,654
12,900	Hanjin Shipping	389,998
60,600	Hynix Semiconductor Inc*	2,298,662
346	Hyundai Development Co	21,426
2,300	Hyundai Engineering & Construction*	138,085
5,000	Hyundai Heavy Industries	724,559
300	Hyundai Merchant Marine	7,081
945	Hyundai Merchants Marine Rights	7,016
5,315	Hyundai Mipo Dockyard	787,575
17,400	Hyundai Mobis	1,615,408
38,140	Hyundai Motor Co	2,884,326
30,330	Hyundai Steel Co	1,128,613
41,600	Industrial Bank of Korea	754,767
1,500	KCC Corporation	476,053
79,600	KIA Motors Corp	1,203,464
71,720	Kookmin Bank	5,599,802
2,200	Kookmin Bank ADR	172,150
74,000	Korea Electric Power Corp	3,094,317
14,000	Korea Exchange Bank*	204,796
6,900	Korea Gas Corp	324,371
24,600	Korean Air Lines Co Ltd	909,638
4,500	KT Corp	230,786
35,700	KT Corp ADR	906,780
10,600	KT Freetel Co Ltd	354,651
53,700	KT&G Corp	3,518,943
14,500	KT&G Corp GDR 144A(a)	471,540
12,300	LG Card Co Ltd*	797,751
8,600	LG Chemicals Ltd	396,236
7,200	LG Electronics Inc	430,070
42,130	LG Telecom Ltd*	485,446
600	Lotte Shopping Co Ltd	245,139
27,200	POSCO	8,552,431
18,700	Samsung Corp	661,248
7,900	Samsung Electronics Co Ltd	5,414,464
4,000	Samsung Fire & Marine Insurance	640,375
72,000	Samsung Heavy Industries Co Ltd	1,813,401
15,300	Samsung SDI Co Ltd	1,090,142
66	Samsung Securities	3,748
7,600	Samsung Techwin Co Ltd	295,228
59,473	Shinhan Financial Group Co Ltd	2,910,310
45,846	SK Corp	3,370,797
13,900	SK Networks Co Ltd*	448,004
56,900	SK Telecom Co Ltd ADR	1,475,417
2,000	S-Oil Corp	146,588
41,700	Woori Finance Holdings Co Ltd	934,938
		65,971,640

	Taiwan — 17.4%
175,636	Acer Inc	378,607
661,000	Advanced Semiconductor Engineering Inc*	756,610
706,137	Asustek Computer Inc	1,935,649
252,040	AU Optronics Corp	339,345
80,146	Catcher Technology Co	710,739
335,865	Cathay Financial Holding Co Ltd	755,787
659,000	Chang Hwa Commercial Bank*	448,163
379,648	Chi Mei Optoelectronics Corp	403,102
5,431,718	China Development Financial Holding Corp	2,418,105
3,664,100	China Steel Corp	3,705,466

5

846,604	Chinatrust Financial Holding Co Ltd	722,443
1,333,600	Chunghwa Telecom Co Ltd	2,420,529
31,671	Chunghwa Telecom Co Ltd ADR	601,749
682,771	Compal Electronics Inc	627,674
262,000	Delta Electronics Inc	804,201
534,858	Evergreen Marine Corp	314,182
1,227,601	Far Eastern Textile Co Ltd	1,035,527
226,000	Far Eastone Telecommunications Co Ltd	256,182
589,575	First Financial Holding Co Ltd	440,488
638,039	Formosa Chemicals & Fibre Co	1,043,215
812,178	Formosa Plastics Corp	1,329,782
171,800	Foxconn Technology Co Ltd	1,716,313
139,000	Fubon Financial Holding Co Ltd	130,886
1,958,298	Hon Hai Precision Industry Co Ltd	14,238,128
492,000	Hua Nan Financial Holdings Co Ltd	350,622
867,208	Inventec Co Ltd	752,031
5,000	Largan Precision Co Ltd	95,270
447,571	Lite-On Technology Corp	579,357
339,080	MediaTek Inc	3,470,125
3,276,000	Mega Financial Holdings Co Ltd	2,486,630
1,002,417	Nan Ya Plastics Corp	1,613,950
744,000	Nanya Technology Corp	606,896
1,990,168	Powerchip Semiconductor Corp	1,291,437
321,465	Quanta Computer Inc	561,349
1,823,477	Shin Kong Financial Holdings	1,868,382
426,757	Siliconware Precision Industries Co	681,884
1,482,960	Sinopac Holdings Co	797,786
2,821,000	Taishin Financial Holdings Co Ltd*	1,548,166
2,018,000	Taiwan Cellular Corp	2,023,585
1,706,005	Taiwan Cement Corp	1,547,632
3,329,953	Taiwan Semiconductor Manufacturing Co Ltd	6,756,139
59,143	Taiwan Semiconductor Manufacturing Co Ltd ADR	635,787
924,000	Uni-President Enterprises Corp	900,823
388,498	United Microelectronics Corp	255,189
1,647,687	Walsin Lihwa Corp*	873,315
367,716	Wan Hai Lines Ltd	215,827
289,000	Yang Ming Marine Transport	155,829
		67,600,883

	Thailand — 2.1%
199,200	Advanced Info Service Pcl (Foreign Registered)(b)	464,108
124,900	Bangkok Bank Pcl NVDR(b)	427,973
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered)(b)	160,258
3,600	Kasikornbank Pcl (Foreign Registered)(b)	7,165
656,000	Kasikornbank Pcl NVDR(b)	1,287,348
940,000	Krung Thai Bank Pcl (Foreign Registered)(b)	361,387
189,200	PTT Exploration & Production Pcl (Foreign Registered)(b)	580,134
332,902	PTT Pcl (Foreign Registered)(b)	2,131,169
154,399	Siam Cement Pcl (Foreign Registered) NVDR(b)	1,066,655
467,600	Siam Commercial Bank Pcl (Foreign Registered)(b)	911,882
199,400	Thai Airways International Pcl (Foreign Registered)(b)	259,959
195,000	Thai Oil Pcl (Foreign Registered)(b)	334,418
		7,992,456

	Turkey — 0.9%
195,499	Akbank TAS	1,094,755
33,200	Finansbank AS*	133,047
54,874	Tupras-Turkiye Petrol Rafineriler AS	904,607
78,457	Turkcell Iletisim Hizmet AS	358,536
28,700	Turkiye Garanti Bankasi Class C	94,892
51,988	Turkiye IS Bankasi Class C	215,886

6

297,229	Yapi Ve Kredi Bankasi AS*	517,522
		3,319,245

	TOTAL COMMON STOCKS (COST $247,869,692)	345,654,146

Shares	Description	Value ($)

	PREFERRED STOCKS — 9.9%

	Brazil — 6.8%
89,000	Aracruz Class B (Registered) 1.21%	543,044
932	Banco Bradesco (New Preferred Shares)*	35,041
22,600	Banco Bradesco SA 9.10%*	849,718
59,900	Banco Itau Holding Financeira SA 0.46%	1,997,589
49,723,200	Companhia Energetica de Minas Gerais 0.46%	2,250,520
59,878	Companhia Vale do Rio Doce Class A 0.03%	1,398,905
8,380,500	Electrobras (Centro) SA Class B 5.82%	178,410
10,700	Empresa Brasileira de Aeronautica SA ADR 0.87%	445,548
12,525,000	Geracao Tiete 7.82%	340,171
29,300	Gerdau Metalurgica SA 4.98%	563,670
185,404	Gerdau SA 4.01%	2,920,220
677,277	Itausa-Investimentos Itau SA 2.83%	3,143,942
489,512	Petroleo Brasileiro SA (Petrobras) 0.79%	10,362,279
23,800	Tam SA 0.31%	670,577
36,700	Tele Norte Leste Participacs SA 4.63%	542,448
17,400	Telemar Norte Leste SA 1.00%	393,811
		26,635,893

	South Korea — 3.1%
8,800	Hyundai Motor Co 3.57%	378,246
21,260	Samsung Electronics Co Ltd (Non Voting) 1.15%	11,416,242
3,000	Samsung SDI Co Ltd 3.69%	141,332
		11,935,820

	TOTAL PREFERRED STOCKS (COST $16,752,320)	38,571,713

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08* (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%
3,100,000	Banque Nationale de Paris Time Deposit, 5.27%, due 12/01/06	3,100,000
511,500	Boston Global Investment Trust - Quality Portfolio(c)	511,500

	TOTAL SHORT-TERM INVESTMENTS (COST $3,611,500)	3,611,500

	TOTAL INVESTMENTS — 99.6%
	(Cost $268,233,512)	387,837,359

7

Other Assets and Liabilities (net) — 0.4%	1,693,753

TOTAL NET ASSETS — 100.0%	$389,531,112

8

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$268,324,398	$123,197,168	$(3,684,207)	$119,512,961

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $503,162 collateralized by cash in the amount of $511,500 which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)          All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 65.7% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 87.4%

		Argentina — 10.2%

		Foreign Government Obligations
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, Variable Rate, 2.00%, due 05/15/35	4,410,000
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	23,425
USD	3,433,525	Republic of Argentina Capitalization Bond, 12.25%, due 06/19/18(a)	1,064,393
USD	45,720,000	Republic of Argentina Capitalization Bond, 12.00%, due 06/19/31(a)	14,401,800
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23(a)	14,400,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23(a)	1,167,033
ARS	210,171,475	Republic of Argentina GDP Linked, 0.00%, due 12/15/35(a)(d)	31,077,282
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08(a)(b)	880,268
ARS	6,898,209	Republic of Argentina Global Bond, 2.00%, due 02/04/18(a)	2,627,675
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19(a)	7,963,500
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20(a)	2,079,300
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29(a)	1,026,600
USD	31,390,000	Republic of Argentina Global Bond, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 10.29%, due 04/06/49(a)	7,721,940
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08(a)	59,469
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27(a)	2,400,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23(a)	7,786,988
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08(a)	1,407,950
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38(b)	3,911,887
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23(a)	6,750,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10(a)	332,000
EUR	295,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	168,189,139
		Total Argentina	279,680,649

		Aruba — 1.2%

		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	4,957,500
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,473,750
USD	3,752,000	Government of Aruba, 6.80%, due 04/02/14	3,808,280
USD	22,500,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	22,331,250
		Total Aruba	34,570,780

		Belize — 0.1%

		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	3,010,000

		Bosnia & Herzegovina — 0.5%

		Foreign Government Obligations
DEM	24,486,680	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	14,217,908

		Brazil — 7.7%

		Foreign Government Obligations
USD	2,768,817	Brazil MYDFA Trust Certificates, 144A, Variable Rate, 6 mo. LIBOR + .81%, 6.24%, due 09/15/07	2,768,817
USD	11,783,333	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	11,777,442
USD	461,366	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	451,909
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25	17,129,000
USD	49,000,000	Republic of Brazil, 8.25%, due 01/20/34(c)	58,971,500
USD	13,000,000	Republic of Brazil, 7.13%, due 01/20/37	13,812,500
USD	80,800,000	Republic of Brazil, 11.00%, due 08/17/40(c)	107,464,000
		Total Brazil	212,375,168

		Cayman Islands — 0.1%

		Corporate Debt
USD	2,089,828	Petroleum Export, 144A, 5.27%, due 06/15/11	2,037,582

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,054,149

		Colombia — 0.6%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,200,000
USD	2,000,000	Republic of Colombia, 7.38%, due 01/27/17	2,133,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,845,000
		Total Colombia	16,178,000

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,270,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,800,740
		Total Costa Rica	8,070,740

		Dominican Republic — 2.0%

		Foreign Government Obligations
USD	2,464,182	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.31%, due 08/30/09	2,460,486
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.17%, due 08/30/24	42,131,430
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	10,206,000
		Total Dominican Republic	54,797,916

		Ecuador — 1.7%

		Foreign Government Obligations
USD	2,610,389	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.27%, due 02/27/15(b)	1,432,088
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15	2,002,000
USD	47,087,000	Republic of Ecuador, Variable Rate, Step Up, 10.00%, due 08/15/30	43,908,627
		Total Ecuador	47,342,715

		El Salvador — 1.5%

		Foreign Government Obligations
USD	37,000,000	Republic of El Salvador, 144A, 7.65%, due 06/15/35	41,625,000

		Grenada — 0.1%

		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,105,000

		Indonesia — 0.7%

		Corporate Debt - 0.2%
USD	4,500,000	Majapahit Holding BV, 144A, 7.25%, due 10/17/11	4,635,000

		Foreign Government Obligations - 0.5%
USD	10,500,000	Republic of Indonesia, Reg S, 8.50%, due 10/12/35(c)	12,705,000
		Total Indonesia	17,340,000

		Iraq — 0.4%

		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	10,400,000

		Ivory Coast — 1.3%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 4.50%, due 03/31/28(a)	2,498,461
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18(a)	3,815,650
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18(a)	17,462,500
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18(a)	11,410,284
		Total Ivory Coast	35,186,895

		Jamaica — 0.9%

		Corporate Debt — 0.8%
USD	17,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	17,535,500
USD	4,500,000	Clarendon Alumina Production Ltd., 144A, 8.50%, due 11/16/21	4,590,000
			22,125,500

		Foreign Government Obligations — 0.1%
USD	3,000,000	Government of Jamaica, 10.63%, due 06/20/17	3,540,000
		Total Jamaica	25,665,500

		Luxembourg — 0.7%

		Corporate Debt
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	19,389,500

		Malaysia — 1.4%

		Corporate Debt — 1.1%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	13,540,902
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	15,903,557
			29,444,459

		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,790,271
		Total Malaysia	38,234,730

		Mexico — 9.5%

		Corporate Debt — 4.2%
USD	12,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	14,760,000
USD	20,000,000	Pemex Project Funding Master Trust, 144A, 8.63%, due 02/01/22	24,600,000
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	44,100,855
EUR	2,500,000	Pemex Project Funding Master Trust, Reg S, 5.51%, due 02/24/25	3,335,707
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	16,531,650
ITL	16,955,000,000	Petroleos Mexicanos, EMTN, Variable Rate, 11.25% - 12 mo. ITL LIBOR, 8.21%, due 03/04/08	12,060,575
			115,388,787

		Foreign Government Obligations — 5.3%
USD	145,000	United Mexican States, 7.50%, due 01/14/12	159,355
USD	235,000	United Mexican States, 5.88%, due 01/15/14	241,580
USD	2,000,000	United Mexican States, 5.63%, due 01/15/17	2,013,977
USD	47,250,000	United Mexican States, 8.30%, due 08/15/31	60,716,250
USD	10,000,000	United Mexican States, Global Bond, 11.50%, due 05/15/26	16,150,000
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	66,625,597
			145,906,759
		Total Mexico	261,295,546

		Nicaragua — 0.3%

		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	9,005,954

		Pakistan — 0.8%

		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, 144A, 7.88%, due 03/31/36	20,900,000

		Panama — 0.2%

		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 7.13%, due 01/29/26	4,314,000

		Peru — 4.3%

		Foreign Government Obligations
USD	21,096,000	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 5.00%, due 03/07/17	20,832,300
USD	25,000,000	Peru Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.00%, due 03/07/27	19,575,000
USD	4,692,229	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	3,646,238
USD	10,244,422	Peru Trust, Series 97-I-P, Class A3, 0.00%, due 12/31/15	6,248,483
USD	3,347,334	Racers, Series 1998 I-P, 0.00%, due 03/10/16	2,116,820
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,512,500
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.23%, due 03/07/27	38,765,760
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	20,910,493
		Total Peru	117,607,594

		Philippines — 6.1%

		Corporate Debt — 1.8%
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,556,800
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	35,234,000
USD	8,500,000	National Power Corp. Global Bond, 8.40%, due 12/15/16	8,415,000
			50,205,800

		Foreign Government Obligations — 4.3%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	66,492,367
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	17,859,654
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	30,383,674
USD	2,947,000	Republic of Philippines, Series 92-B, Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 12/01/09	2,858,590
			117,594,285
		Total Philippines	167,800,085

		Poland — 0.6%

		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., Reg S, 7.75%, due 05/05/09	10,577,980
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,360,600
		Total Poland	16,938,580

		Russia — 10.0%

		Corporate Debt — 3.4%
USD	14,000,000	RSHB Capital SA, 144A, 7.18%, due 05/16/13	14,770,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,252,000
USD	70,000,000	Volga Investments Ltd., Variable Rate, 3 mo. LIBOR + 1.85%, 5.98%, due 04/02/08(c)	70,072,800
			93,094,800

		Foreign Government Obligations — 6.6%
USD	10,529,214	Russian Federation, 144A, 8.25%, due 03/31/10	11,045,145
USD	96,492,850	Russian Federation, 144A, Variable Rate, Step Up, 5.00%, due 03/31/30	109,760,617
USD	54,000,000	Russian Federation, Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	61,425,000
			182,230,762
		Total Russia	275,325,562

		Serbia — 0.5%

		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,693,914

		South Africa — 1.3%

		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	3,082,984

		Foreign Government Obligations — 1.2%
EUR	25,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	32,986,248
		Total South Africa	36,069,232

		South Korea — 0.2%

		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,027,835

		Thailand — 0.2%

		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,115,503

		Trinidad & Tobago — 0.5%

		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	7,849,440
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	6,933,850
		Total Trinidad & Tobago	14,783,290

		Tunisia — 0.1%

		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie, Series 6RG, 4.35%, due 08/15/17	3,483,219

		Turkey — 3.6%

		Foreign Government Obligations
USD	18,000,000	Republic of Turkey, 7.38%, due 02/05/25	18,225,000
USD	15,500,000	Republic of Turkey, 11.88%, due 01/15/30(c)	23,618,125
USD	62,000,000	Republic of Turkey, 6.88%, due 03/17/36	58,280,000
		Total Turkey	100,123,125

		Ukraine — 0.7%

		Foreign Government Agency
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,752,500
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	10,200,000
			18,952,500

		Foreign Government Obligations — 0.0%
USD	186,720	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	187,654
		Total Ukraine	19,140,154

		United Kingdom — 0.2%

		Asset-Backed Securities
GBP	676,992	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.44%, due 06/12/35	1,336,120
GBP	1,506,137	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	2,967,795
		Total United Kingdom	4,303,915

		United States — 2.5%

		Asset-Backed Securities — 1.1%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.80%, due 05/15/24	2,829,200
USD	627,336	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	627,712
USD	3,256,332	CHYPS CBO, Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10	1,790,983
USD	2,938,007	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	2,946,185

USD	3,144,917	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 12/02/13	3,146,983
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.84%, due 12/20/09	10,065,000
USD	751,939	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	753,125
USD	8,107,458	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	7,985,847
			30,145,035

		U.S. Government — 1.4%
USD	38,940,030	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08(d)(e)	39,238,165
		Total United States	69,383,200

		Uruguay — 5.9%

		Foreign Government Obligations
USD	1,045,000	Republic of Uruguay, 8.38%, due 09/26/11	1,100,270
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	339,937
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,741,404
USD	19,500,000	Republic of Uruguay, 8.00%, due 11/18/22	21,742,500
USD	85,651,571	Republic of Uruguay, 7.63%, due 03/21/36	91,218,923
USD	11,588,677	Republic of Uruguay, PIK, 7.88%, due 01/15/33	12,689,602
EUR	3,850,000	Republica Orient Uruguay, 7.00%, due 09/26/12	5,302,697
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	14,187,099
JPY	1,648,000,000	Republica Orient Uruguay, Series 3BR, 2.50%, due 03/14/11	13,596,303
		Total Uruguay	163,319,175

		Venezuela — 7.3%

		Foreign Government Obligations
EUR	32,000,000	Republic of Venezuela, 11.00%, due 03/05/08	45,663,588
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	13,710,996
EUR	5,000,000	Republic of Venezuela, 7.00%, due 03/16/15	6,993,892
USD	42,000,000	Republic of Venezuela, 7.65%, due 04/21/25	44,415,000
USD	39,500,000	Republic of Venezuela, 9.38%, due 01/13/34	50,342,750
USD	309,391	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.39%, due 12/18/07(b)	306,297
USD	3,586,957	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 6.44%, due 12/18/08	3,586,957
USD	3,308,200	Republic of Venezuela FLIRB, Series B, Variable Rate, 6 mo. LIBOR + .88%, 6.25%, due 03/31/07	3,294,967
CHF	1,904,000	Republic of Venezuela FLIRB, Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 2.81%, due 03/30/07	1,588,785
USD	6,534,930	Republic of Venezuela Global Bond, Series DL, Variable Rate, 6 mo. LIBOR + .88%, 6.44%, due 12/18/07	6,508,790
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	21,464,664
USD	3,117,800	Republic of Venuzuela FLIRB, Series A, Variable Rate, 6 mo. LIBOR + .88%, 6.25%, due 03/31/07	3,117,800
		Total Venezuela	200,994,486

		Vietnam — 0.9%

		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond, Series 30 Yr., Variable Rate, 6 mo. LIBOR + .81%, 6.23%, due 03/13/28	3,910,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.75%, due 03/12/28	16,688,750
USD	4,956,522	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 6.25%, due 03/12/16	4,956,522
		Total Vietnam	25,555,272

		TOTAL DEBT OBLIGATIONS (COST $2,261,238,882)	2,406,461,873

Par Value		Description	Value ($)

		LOAN ASSIGNMENTS — 1.9%

		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement*	1,410,460
EUR	14,565,612	Republic of Congo Loan Agreement*	4,128,053
FRF	102,097,963	Republic of Congo Loan Agreement*	4,411,215
USD	8,496,466	Republic of Congo Loan Agreement*	1,818,244
EUR	6,987,247	Republic of Congo Loan Agreement*	1,980,262
			13,748,234
		Indonesia — 1.0%
JPY	204,120,002	Republic of Indonesia Loan Agreement, 3 mo. JPY LIBOR + .88%, (1.31%), due 03/29/13	1,723,704
USD	4,332,547	Republic of Indonesia Loan Agreement, dated January 1, 1994, 3 mo. LIBOR + .88%, (6.25%), due 03/29/13	4,245,896
USD	3,822,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	3,554,460
USD	5,096,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	4,739,280
USD	3,822,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	3,554,460
USD	1,791,037	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	1,656,710
USD	3,324,982	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	3,075,608
USD	2,799,784	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	2,589,800
EUR	3,537,324	Republic of Indonesia, Indonesia Paris Club Debt, with rates ranging from 3.50%-12.41%, due 06/01/21*	3,630,608
			28,770,526
		Morocco — 0.2%
USD	5,113,636	Morocco Tranche A Restructuring and Consolidating Agreement, 6 mo. LIBOR + .81%, (6.31%), due 01/01/09	5,107,244

		Russia — 0.2%
USD	3,955,201	Russia Foreign Trade Obligations*(b)	5,324,326

		TOTAL LOAN ASSIGNMENTS (COST $40,302,462)	52,950,330

Par Value		Description	Value ($)

		LOAN PARTICIPATIONS — 3.9%

		Egypt — 0.1%
CHF	6,355,120	Paris Club Loan (Participation with Standard Chartered Bank), 0.00%, due 01/03/24*	3,370,711

		Indonesia — 2.0%
USD	26,941,442	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (6.63%), due 02/12/13	24,988,187
JPY	1,206,760,585	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated January 1, 1994, 6 mo. JPY LIBOR + 0.88%, (1.31%), due 03/29/13	10,216,625
USD	20,990,076	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (6.25%), due 09/29/19	19,205,919
USD	470,400	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	437,472
USD	470,400	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	437,472
USD	627,200	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	583,296
			55,868,971
		Iraq — 0.1%
JPY	2,825,824,099	Republic of Iraq Paris Club Loan (Participation with Deutsche Bank), due 01/01/28	2,890,394

		Poland — 0.5%
JPY	1,580,000,001	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	13,649,518

		Russia — 0.3%
USD	4,406,503	Russia Paris Club Debt (Participation with Standard Bank), Variable Rate, 6 mo. USD LIBOR + .05%, 5.97%, due 08/20/16	4,406,503
USD	965,249	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, 6 mo. USD LIBOR + .50%, 5.97%, due 08/20/20	950,771
EUR	1,311,153	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, EURIBOR + .50%, 3.94%, due 08/20/20	1,727,743
			7,085,017
		Vietnam — 0.9%
JPY	3,276,783,547	Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), Variable Rate, 6 mo. USD LIBOR + .46%, 1.06%, due 09/01/17	25,477,130

		TOTAL LOAN PARTICIPATIONS (COST $104,987,984)	108,341,741

Par Value ($)		Description	Value ($)

		PROMISSORY NOTES — 0.4%

		Dominican Republic — 0.1%
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2007*	1,153,580
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008*	1,046,822
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009*	833,094
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010*	570,031
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011*	518,544
			4,122,071

		Nigeria — 0.3%
USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	7,693,500

		TOTAL PROMISSORY NOTES (COST $21,146,817)	11,815,571

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 1.5%

		Currency Options — 0.8%
EUR	45,000,000	TRY Call/EUR Put, Expires 10/31/08, Strike 2.46	4,917,137
USD	40,000,000	BRL Call/USD Put, Expires 04/25/07, Strike 3.24	17,350,103
			22,267,240

		Options on Bonds — 0.1%
USD	38,000,000	Republic of Brazil, 11.00%, due 08/17/40, Expires 01/02/07, Strike 131.95	461,332
USD	25,000,000	Republic of Brazil, 11.00%, due 08/17/40, Expires 12/08/06, Strike 132.05	234,627
USD	9,000,000	Republic of Brazil, 7.13%, due 01/20/37, Expires 12/07/06, Strike 103.95	205,217
USD	15,000,000	Republic of Brazil, 8.25%, due 01/20/34 , Expires 12/06/06, Strike 117.40	437,893
USD	6,000,000	Republic of Colombia, 7.38%, due 01/27/17, Expires 12/21/06, Strike 107.00	14,030
USD	15,000,000	Republic of Turkey, 11.88%, due 01/15/30, Expires 12/27/06, Strike 151.13	234,859
USD	15,000,000	United Mexican States, 5.63%, due 01/15/17, Expires 02/05/07, Strike 99.70	208,199
			1,796,157

		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Option, 2.19%, Expires 03/16/10, Strike 2.19	112,043
TWD	1,849,200,000	TWD Interest Rate Floor Option, 2.19%, Expires 03/16/10, Strike 2.19	673,109
			785,152

		Options on Interest Rate Swaps — 0.6%
BRL	1,125,000,000	BRL Swaption, Expires 01/02/07, Strike 12.85%	598,748
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	3,774,960
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	1,702,000
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	4,177,440
KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	3,386,700
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	529,200
MXN	900,000,000	MXN Swaption, Expires 05/03/07, Strike 7.65%	273,096
MXN	900,000,000	MXN Swaption, Expires 05/09/07, Strike 7.67%	291,051
			14,733,195

		TOTAL CALL OPTIONS PURCHASED (COST $21,202,046)	39,581,744

Principal Amount		Description	Value ($)

		PUT OPTIONS PURCHASED — 0.3%

		Currency Options — 0.2%
USD	40,000,000	BRL Put/USD Call, Expires 04/25/07, Strike 3.24	760
USD	70,000,000	BRL Put/USD Call, Expires 04/30/08, Strike 2.44	4,897,358
			4,898,118

		Options on Bonds — 0.0%
USD	14,000,000	Republic of Brazil, 7.13%, due 01/20/37, Expires 01/02/07, Strike 104.25	54,267
USD	20,000,000	Republic of Brazil, 7.13%, due 01/20/37, Expires 12/01/06, Strike 104.30	—
USD	20,000,000	Republic of Turkey, 11.88%, due 01/15/30, Expires 01/02/07, Strike 151.75	287,315
USD	20,000,000	Republic of Turkey, 11.88%, due 01/15/30, Expires 12/20/06, Strike 151.13	124,289
USD	20,000,000	Republic of Turkey, 6.88%, due 03/17/36, Expires 02/15/07, Strike 91.00	113,547
USD	20,000,000	Republic of Venezuela, 9.25%, due 09/15/27, Expires 01/02/07, Strike 124.50	187,776
USD	15,000,000	Russian Federation Step Up, 5.00%, due on 3/31/30, Expires 1/10/07, Strike 111.00	3,046
			770,240

		Options on Interest Rate Swaps — 0.1%
BRL	1,125,000,000	BRL Swaption, Expires 01/02/07, Strike 12.85%	598,747
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	71,280
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	314,500
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	56,160

KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	527,400
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	213,300
MXN	900,000,000	MXN Swaption, Expires 05/03/07, Strike 7.65%	308,412
MXN	900,000,000	MXN Swaption, Expires 05/09/07, Strike 7.67%	301,563
			2,391,362

		TOTAL PUT OPTIONS PURCHASED (COST $19,808,779)	8,059,720

Shares	Description	Value ($)

	MUTUAL FUNDS — 6.6%

	United States — 6.6%
	Affiliated Issuers
5,162,895	GMO Short-Duration Collateral Fund	136,403,690
21,409	GMO Special Purpose Holding Fund(b)(f)	29,973
1,743,659	GMO World Opportunity Overlay Fund	44,724,853

	TOTAL MUTUAL FUNDS (COST $176,273,868)	181,158,516

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.7%

	Mexico — 0.0%
2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08**	76,786

	Nigeria — 0.2%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20**	5,000,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21**	—

	Venezuela — 0.5%
164,215	Republic of Venezuela Bond Warrants, Expires 04/18/20**	5,295,934
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20**	8,461,110
		13,757,044

	TOTAL RIGHTS AND WARRANTS (COST $0)	18,833,830

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
21,489,254	Merrimac Cash Series-Premium Class	21,489,254

	TOTAL SHORT-TERM INVESTMENTS (COST $21,489,254)	21,489,254

	TOTAL INVESTMENTS — 103.5% (Cost $2,666,450,092)	2,848,692,579

	Other Assets and Liabilities (net) — (3.5%)	(95,848,661)

	TOTAL NET ASSETS — 100.0%	$2,752,843,918

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,672,417,974	$290,795,667	$(114,521,062)	$176,274,605

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$98,479,942	$69,878,898	$36,000,000	$1,378,898	$—	$136,403,690

GMO Special Purpose Holding Fund	176,198	—	—	—	928,181	29,973

GMO World Opportunity Overlay Fund	29,650,120	14,500,000	—	—	—	44,724,853

Totals	$128,306,260	$84,378,898	$36,000,000	$1,378,898	$928,181	$181,158,516

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation
12/05/2006	USD	442,284,120	EUR	334,700,000	$997,202
11/01/2007	HKD	190,000,000	USD	24,697,777	23,840

					$1,021,042

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/05/2006	EUR	334,700,000	USD	427,499,267	$(15,782,055)
12/19/2006	JPY	12,000,000,000	USD	102,960,103	(919,464)
2/06/2007	GBP	40,000,000	USD	76,163,800	(2,494,472)
2/13/2007	CHF	5,000,000	USD	4,041,532	(158,520)
2/20/2007	EUR	320,500,000	USD	425,556,695	(455,110)

					$(19,809,621)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

3,300	Federal Funds 30 day	December 2006	$1,303,054,236	$8,264

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	4,092,000	Chase Manhattan Bank, 5.00%, dated 6/28/06, to be repurchased on demand at face value plus accrued interest.	$(4,179,523)
USD	70,000,000	Deutsche Bank, 5.39%, dated 9/25/06, to be repurchased on demand at face value plus accrued interest.	(70,702,416)
USD	89,649,375	Chase Manhattan Bank, 5.10%, dated 10/16/06, to be repurchased on demand at face value plus accrued interest.	(90,195,489)
USD	17,790,938	Deutsche Bank, 5.20%, dated 10/19/06, to be repurchased on demand at face value plus accrued interest.	(17,891,160)
USD	25,164,125	Deutsche Bank, 5.20%, dated 11/02/06, to be repurchased on demand at face value plus accrued interest.	(25,254,996)
USD	12,724,950	Lehman Brothers, 5.00%, dated 11/21/06, to be repurchased on demand at face value plus accrued interest.	(12,740,856)
USD	24,051,602	Chase Manhattan Bank, 1.45%, dated 11/28/06, to be repurchased on demand at face value plus accrued interest	(24,052,571)
			$(245,017,011)

Average balance outstanding	$(270,774,070)
Average interest rate	4.61%
Maximum balance outstanding	$(496,824,183)
Average shares outstanding	244,517,226
Average balance per share outstanding	$(1.11)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at November 30, 2006 is as follows:

Currency Options

Principal	Expiration
Amount	Date		Description	Premiums	Market Value
$70,000,000	4/30/2008	USD	BRL Call/USD Put Currency Option, Strike 2.07%	$1,470,000	$(531,848)

For the period ended November 30, 2006, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal		Principal
	Amount		Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$300,000,000	$5,344,500
Options written	156,000,000	2,335,200	86,000,000	626,300
Options exercised	(30,000,000)	(380,000)	(386,000,000)	(5,970,800)
Options expired	(56,000,000)	(485,200)	—	—
Options sold	—	—	—	—
Outstanding, end of period	$70,000,000	$1,470,000	$—	$—

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	$(241,229)
8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	44,228
5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	27,642
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	(478,980)
40,000,000	USD	1/20/2007	JP Morgan Chase Bank	(Pay)	0.45%	Republic of Turkey	(67,434)
10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russia Federation	(225,373)
15,000,000	USD	2/20/2007	Deutsche Bank AG	(Pay)	1.50%	Republic of Ecuador	36,737

30,000,000	USD	2/20/2007	Deutsche Bank AG	(Pay)	1.50%	Republic of Ecuador	73,475
10,000,000	USD	2/20/2007	JP Morgan Chase Bank	(Pay)	1.25%	Republic of Ecuador	37,010
10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(101,183)
5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Philippines	(36,961)
10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	(22,830)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(12,958)
10,000,000	USD	7/2/2007	Citigroup	(Pay)	0.64%	Bank of China Bonds or Loans	(59,088)
15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	(69,555)
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(45,590)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(66,279)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(1,149,220)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(25,051)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	(22,157)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(20,126)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(105,945)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(150,984)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(900,742)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	422,881
6,500,000	USD	3/20/2008	JP Morgan Chase Bank	(Pay)	0.44%	Petroleos Mexicanos	(17,090)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	(230,475)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(801,989)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	575,409
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	316,749
10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	915,627
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva	112,999
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	742,174
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(212,869)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	287,251
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	880,431
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	785,052
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	444,523
25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	2,280,029
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	768,059
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	Russia Post Office	19,852
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(166,919)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(161,344)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	234,599
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	844,733
20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	2,017,095
10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	966,420
12,000,000	USD	2/20/2010	Morgan Stanley Capital Services, Inc.	Receive	3.63%	Republic of Brazil	1,183,036
10,000,000	USD	2/20/2010	UBS AG	Receive	3.62%	Republic of Brazil	982,623
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,059,453
18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	254,256
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	382,002
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(5,236,708)

36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(2,217,900)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(1,132,699)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(1,075,901)
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(4,668,152)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(829,918)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(504,468)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	592,390
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	905,436
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	57,743
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	554,587
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(783,882)
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	(363,780)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	635,223
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	970,416
5,000,000	USD	2/20/2011	Morgan Stanley Capital Services, Inc.	(Pay)	2.80%	Republic of Argentina	(202,763)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	55,383
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	282,988
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	123,715
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	598,567
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	(139,318)
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	Reference security within CDX index	(598,825)
11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	Reference security within CDX Index	(193,738)
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	88,063
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(352,250)
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(176,125)
11,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX Index	(193,738)
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	6,675,814
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,375,498
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	679,640
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	1,039,766
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	(154,618)
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	92,740
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	53,808
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,764,338
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	Republic of Argentina	(191,387)
13,500,000	USD	10/20/2011	Lehman Brothers	(Pay)	5.02%	Republic of Ecuador	(329,986)
11,000,000	USD	10/20/2011	Deutsche Bank AG	(Pay)	2.17%	Republic of Turkey	(186,735)
68,000,000	TRY	10/20/2011	Deutsche Bank AG	Receive	1.46%	Republic of Turkey	534,655
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	640,732
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(1,259,935)
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	Republic of Argentina	17,026
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	Petroleos Mexicanos	(7,023)
9,583,360	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	153,643
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	49,049
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(1,355,852)

10,000,000	USD	6/20/2012	Morgan Stanley Capital Services, Inc.	Receive	2.10%	Republic of Panama	594,164
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	747,337
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	42,660
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,423,540
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	1,087,431
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	3,176,539
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,401,773
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,359,583
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,773,951
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	2,134,108
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	4,804,480
20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	9,215,558
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	13,733,280
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	11,784,302
14,025,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(14,553,909)
8,415,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(12,170,105)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	3,224,006
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	993,517
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	1,805,605
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	2,077,363
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	766,874
15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	2,640,092
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	886,111
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	993,652
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	1,234,951
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	1,222,524
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,503,115
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,182,805
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,586,609
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	438,739
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	920,754
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	920,754
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	920,754
15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	2,024,561
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,529,032
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	1,014,319
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	1,047,631
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	934,552
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	3,294,142
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(1,026)
15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	2,085,134
50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	7,746,933
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	(84,269,431)
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	81,427,628
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	55,439,036
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(56,167,721)
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,898,044
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,274,793
25,000,000	USD	11/20/2015	Deutsche Bank AG	Receive	3.83%	Republic of Brazil	3,782,755
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	708,822

15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(375,868)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	283,126
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	(53,423)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	31,597
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	Republic of Brazil	597,889
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	1,072,047
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(462,750)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	560,941
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	(252,061)
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	United Mexican States	942
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,842,017
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	1,976,800
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(3,542,065)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(2,491,827)
							$89,916,979

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
1,813,645	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	$(61,755)
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	(597,143)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD-BA-TELERATE	(1,191,647)
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD-BA-TELERATE	(1,312,127)
2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD-BA-TELERATE	(993,625)
4,500,000,000	TWD	9/26/2011	JP Morgan Chase Bank	(Pay)	2.09%	90 Day TWD-BA-TELERATE	(490,906)
3,325,015	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(205,418)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	(325,616)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	29,112
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(572,116)
100,000,000	USD	4/25/2016	Deutsche Bank AG	Receive	5.56%	3 month USD LIBOR	4,687,864
1,400,000,000	TWD	11/24/2016	JP Morgan Chase Bank	(Pay)	2.15%	90 Day TWD-BA-TELERATE	26,692
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	635,226
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	(3,392,490)
							$(3,763,949)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russian Railways	$861,091

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI - Indemnification payment bonds
CBO - Collateralized Bond Obligation
DCB - Debt Conversion Bond
EMTN - Euromarket Medium Term Note
EURIBOR - Euro Interbank Offered Rate
FLIRB - Front Loaded Interest Reduction Bond
GDP - Gross Domestic Product
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MYDFA - Multi-Year Deposit Facility Agreement
PDI - Past Due Interest
PIK - Payment In Kind
RMAC - Residential Mortgage Acceptance Corp.

Variable, step up and step down rates - The rates shown on variable, step up and step down rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond
*	Non-performing. Borrower not currently paying interest.
**	Non-income producing security.
(a)	Security is in default.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(e)	All or a portion of this security has been segregated to cover collateral requirements on open swap contracts.
(f)	Bankrupt issuer.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 39.4% of net assets.

Currency Abbreviations:

ARS - Argentine Peso
BRL - Brazilian Real
CHF - Swiss Franc
COP - Colombia Pesos
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen

KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
RUB - Russian Ruble
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.3%

	Brazil — 3.1%
234,247,620	Aes Tiete SA	6,102,340
4,098,720	Banco do Brasil SA	111,981,195
381,027,598	Companhia Saneamento Basico SAO PA	45,934,505
1,500,772	Companhia Siderurgica Nacional SA	44,849,861
800	CSU Cardsystem SA*	4,379
1,525,766,000	Electrobras (Centro)	36,223,729
465,500	Gafisa SA*	6,772,864
900	Gol-Linhas Aereas Intel	25,657
1,386,200	Localiza Rent A Car	35,528,978
581,215	Net PN Receipts*	5,914,165
315,800	OdontoPrev SA*	4,084,249
1,478,400	Petroleo Brasileiro SA (Petrobras)	34,826,051
196,600	Petroleo Brasileiro SA (Petrobras) ADR	18,509,890
2,118,304	Souza Cruz SA (Registered)	36,583,550
164,400	Submarino SA	4,882,642
		392,224,055

	Chile — 0.3%
124,715	Banco De Chile ADR	5,524,874
165,740	Banco Santander Chile SA ADR	8,046,677
192,016	Compania Cervecerias Unidas ADR	5,579,985
499,400	Compania de Telecommunicaciones de Chile ADR	3,985,212
380,061	Enersis SA ADR	5,780,728
109,500	Lan Airlines SA	5,370,975
144,800	Madeco SA*	1,585,560
		35,874,011

	China — 11.3%
18,629,990	Advanced Semiconductor Manufacturing Co*	1,747,142
48,682,700	Bank of Communications Co Ltd	44,762,112
25,361,000	China Construction Bank Class H	13,198,968
37,264,100	China Cosco Holdings Co Ltd	21,422,636
132,691	China Finance Online Co ADR*	582,513
7,090,000	China Insurance International Holdings Co Ltd*	7,561,907
9,260,000	China Life Insurance Co Ltd Class H	22,645,052
54,669,000	China Merchants Bank*	105,138,774
46,452,442	China Mobile Ltd	390,428,035
375,649	China Mobile Ltd ADR	15,852,388
247,850,401	China Petroleum & Chemical Corp Class H	197,050,428
14,640,313	China Power International Development Ltd	7,833,826
8,265,400	China Resources Enterprise Ltd	20,936,711
966,000	China Telecom Corp Ltd ADR(a)	44,706,480
231,616,700	China Telecom Corp Ltd Class H	106,662,040
4,790,000	China Ting Group Holding Ltd	1,223,494
62,818,416	Denway Motors Ltd	24,638,790
9,460,686	Fountain Set Holdings Ltd	2,723,121
5,144,600	Foxconn International Holdings*	15,485,221
2,717,284	GOME Electrical Appliances Holdings Ltd	2,077,904
33,226,700	Guangdong Investments Ltd	14,545,638
5,451,350	Hengan International Group Co Ltd Class H	13,061,866
34,326,000	Huaneng Power International Inc Class H	28,091,388
105,100	Mindray Medical International Ltd ADR*	2,522,400
35,700	New Oriental Education & Technology Group Inc*	1,139,187
2,703,100	Parkson Retail Group Ltd	13,726,657
6,356,172	Peace Mark Holdings Ltd	4,310,716

1

185,547,101	PetroChina Co Ltd Class H	237,259,373
18,632,000	PICC Property & Casualty Co Ltd Class H*	7,277,468
33,832,789	Pico Far East Holdings Ltd	7,200,409
1,042,000	Shandong Molong Petroleum Machinery Co Ltd	335,597
5,610,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	6,161,029
13,655,344	Shanghai Industrial Holdings Ltd	29,022,093
33,315,500	Sinochem Hong Kong Holding	13,581,032
10,064,187	Weiqiao Textile Co	12,389,220
11,155,600	Xinao Gas Holdings Ltd	13,687,023
		1,450,988,638

	Hungary — 0.0%
100	Magyar Telekom*	2,425

	India — 2.8%
870,800	Amtek Auto Ltd	6,897,035
243,900	Bombay Dyeing & Manufacturing Co Ltd	4,229,133
690,198	Bombay Rayon Fashions Ltd	3,813,955
5,948,177	CBAY Systems Ltd*(b)(c)	13,021,749
2,974,088	CBAY Systems Ltd INR*(b)(c)	6,510,873
21,797,849	Centurion Bank Ltd*	14,749,170
3,000	Cipla Ltd (Shares Under Objection)*(b)	1
176,150	Emco Ltd	2,882,990
184,105	Galaxy Entertainment Corp Ltd*	841,341
1,503,561	Gammon India Ltd	15,541,581
626,620	Geodesic Information Systems Ltd	2,927,427
200	HCL Infosystems Ltd (Shares Under Objection)*(b)	—
269,200	HCL Technologies Ltd	3,793,413
1,482,625	Hexaware Technologies Ltd	5,954,792
800,000	Himachal Futuristic Communications*	430,332
257,100	ICICI Bank Ltd	5,007,309
39,600	Infosys Technologies Inc	1,931,824
1,500	ITC Ltd (Shares Under Objection)*(b)	—
7,082,770	IVRCL Infrastructures & Projects Ltd	69,598,935
49,957	Jain Irrigation Systems Ltd	379,304
1,591,908	Jaiprakash Associates Ltd	23,560,737
333,102	Jindal Steel & Power Ltd	16,031,908
313,938	KEI Industries	2,989,941
1,327,429	Kirloskar Brothers Ltd	12,514,161
554,700	KS Oils Ltd	2,675,412
87	Mahind GESCO Developers Ltd	1,905
1,271,919	Mahindra & Mahindra Ltd	23,292,891
15,956	NIIT Technologies Ltd	92,368
700	NTPC Limited	2,295
334,672	Raymond Ltd	3,256,832
359,979	Reliance Capital Ltd	4,763,073
726,600	Reliance Communications Ltd*	6,939,743
352,882	Reliance Energy Ltd	4,158,792
900	Reliance Energy Ltd (Shares Under Objection)*(b)	—
721,008	Reliance Industries Ltd	20,015,225
7,133	Reliance Industries Ltd (Shares Under Objection)*(b)	2
1,205,856	Rolta India Ltd	6,823,745
627,130	Ruchi Soya Industries GDR 144A*(b)	4,477,206
174,899	Sakthi Sugars Ltd	405,320
28,949	SAW Pipes Ltd	260,630
1,599,015	Shree Precoated Steels Ltd*	20,063,199
276,620	Siemens India Ltd	6,962,264
2,524,600	Sintex Industries Ltd	12,985,842
525,136	Tasc Pharmaceuticals Ltd*	1,357,168
228,070	Tata Motors Ltd	4,116,234
1,425,100	Union Bank of India	4,081,118

2

2,220,329	United Phosphorous	16,521,825
262,100	UTV Software Communications Ltd*	1,427,141
314,730	Voltas Ltd	772,961
67,166	Welspun India Ltd*	138,585
600	Wockhardt Ltd	4,968
		359,204,655

	Indonesia — 0.9%
13,311,000	Astra International Tbk PT	23,112,153
83,692,052	Bank Mandiri Persero Tbk PT	25,283,065
29,934,400	Bank Rakyat Indonesia	17,452,036
48,288,000	Bumi Resources Tbk PT	4,253,555
59,269,800	Indah Kiat Pulp & Paper Tbk PT*	6,065,406
8,667,500	Indosat Tbk PT	5,416,298
59,543,100	Matahari Putra Prima Tbk PT	4,804,933
26,431,000	Telekomunikasi Indonesia Tbk PT	28,733,881
8,217,920	United Tractors Tbk PT	5,773,313
		120,894,640

	Israel — 1.5%
9,888,700	Bank Hapoalim B.M.	47,739,099
3,699,280	Bank Leumi Le	14,904,172
1,116,300	Check Point Software Technologies Ltd*	25,563,270
2,920,600	Israel Discount Bank Class A*	6,276,053
2,900	Teva Pharmaceutical Industries	93,297
2,397,000	Teva Pharmaceutical Industries ADR	76,847,820
36,100	The Israel Corp Ltd	18,203,193
		189,626,904

	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal*(b)	35,695

	Malaysia — 2.6%
23,282,100	Berjaya Sports Toto	31,784,121
41,709,430	Bumiputra-Commerce Holdings Berhad	89,908,146
9,981,031	Highlands and Lowlands Berhad	14,190,278
14,702,540	IJM Corp Berhad	29,861,842
10,174,400	Malayan Banking Berhad	32,611,792
8,969,860	Maxis Communications Berhad	24,529,022
21,992,800	RHB Capital Berhad	21,862,715
418,000	Shangri-La Hotels	259,546
12,343,300	Sunway City Berhad	6,954,621
7,366,600	Tenaga Nasional Berhad	22,376,302
3,338,628	Top Glove Corp Berhad	11,899,191
28,675,000	UEM World Berhad	12,826,871
14,974,400	UMW Holdings Berhard	32,487,991
6,848,200	WCT Engineering Berhad	7,374,024
		338,926,462

	Mexico — 5.5%
4,874,900	Alfa SA de CV Class A	28,938,006
495,066	Alsea SA	2,663,826
2,414,530	America Movil SA de CV Class L ADR	107,374,149
4,525,889	Carso Global Telecom Class A*	14,030,602
156,532	Cemex SA de CV ADR (Participating Certificates)*	5,093,551
14,803,796	Cemex SA de CV CPO*	48,251,566
20,493,000	Corporacion GEO SA de CV Series B*	88,717,920
6,554	Fomento Economico Mexicano SA de CV	68,806
5,251,600	Grupo Cementos de Chihuahua SA de CV	21,037,765
20,396,910	Grupo Financiero Banorte SA de CV	75,952,658
16,470,800	Grupo Mexico SA Class B	59,533,373

3

3,638,532	Sare Holding SA de CV*	4,472,139
7,995,400	Telefonos de Mexico SA de CV Class L ADR	208,679,940
10,064,809	Wal-Mart de Mexico SA de CV Class V	37,661,937
		702,476,238

	Philippines — 1.5%
192,940	Ayala Corp	1,952,462
93,603,943	Ayala Land Inc	27,843,465
8,936,230	Bank of the Philippine Islands	11,250,107
116,163,000	Filinvest Land Inc*	3,836,299
4,914,000	First General Corp	5,558,271
5,795,423	First Philippine Holdings	6,181,699
672,253,634	Megaworld Corp	29,985,756
6,219,000	Paxys Inc*	2,337,307
614,526	Philippine Long Distance Telephone	31,009,886
448,900	Philippine Long Distance Telephone ADR	22,045,479
119,037,279	Robinsons Land Corp Class B	38,653,052
3,994,876	San Miguel Corp Class B	5,972,273
33,548,999	SM Prime Holdings	6,686,975
		193,313,031

	Poland — 0.7%
138,100	BRE Bank*	15,350,838
193,300	KGHM Polska Miedz SA	6,835,495
2,545,400	Polski Koncern Naftowy Orlen SA	45,916,848
1,164,200	Powszechna Kasa Oszczednosci Bank Polski SA	17,343,503
		85,446,684

	Russia — 8.3%
562,700	JSC Mining & Smelting Co ADR(a)	86,937,150
4,127,400	Lukoil ADR	366,306,750
1,483,200	Mobile Telesystems ADR	71,341,920
8,824,531	OAO Gazprom ADR	412,105,598
354,000	Oao Mechel ADR(a)	9,129,660
135,000	Rusia Petroleum*(b)	675,000
30,800	Sberbank RF	77,500,770
122,789	Sistema Hals GDR 144A*	1,507,849
374,700	Unified Energy Systems GDR	35,596,500
		1,061,101,197

	South Africa — 5.2%
1,902,075	ABSA Group Ltd	29,906,200
1,788,800	AECI Ltd	16,420,630
4,561,430	African Bank Investments Ltd	17,990,652
144,900	Anglo American Platinum Corp	16,781,172
4,045,500	Aveng Ltd	18,491,673
2,176,800	Barloworld Ltd	44,805,891
825,902	City Lodge Hotels Ltd	7,232,510
998,900	Ellerine Holdings Ltd	10,258,218
3,820,190	Foschini Ltd	30,150,439
6,400	Gold Fields Ltd	120,803
2,957,867	Impala Platinum Holdings Ltd	74,771,608
871,000	Imperial Holdings Ltd*	17,945,749
1,877,900	Massmart Holdings Ltd	17,161,238
5,129,800	Mr. Price Group Ltd	16,755,628
3,641,980	Murray & Roberts Holdings	19,820,170
1,187,276	Nedbank Group Ltd	20,768,000
3,989,212	Remgro Ltd	89,450,116
1,673,998	Reunert Ltd	18,632,832
11,013,271	Sanlam Ltd	27,398,971
495,400	Sappi Ltd	7,988,228

4

1,070,610	Sasol Ltd	37,631,403
3,086,100	Standard Bank Group Ltd	37,940,463
4,734,800	Steinhoff International Holdings	14,538,956
908,500	Sun International Ltd	14,781,361
2,404,041	Telkom SA Ltd	45,201,139
827,648	Tiger Brands Ltd	17,955,329
		670,899,379

	South Korea — 19.4%
7,892	Amorepacific Corp*	4,288,438
180,390	Boryung Pharmaceutical Co Ltd(d)	7,656,903
978,300	Cheil Industries Inc	42,918,699
221,310	Dacom Corp	5,084,304
1,444,700	Dae Han Pulp Industries*(d)	3,849,000
3,186,410	Daegu Bank	52,621,441
297,520	Daelim Industrial Co Ltd	25,702,143
24,669	Daesun Shipbuilding*	5,181,360
1,561,540	Daewoo Engineering & Construction Co Ltd	35,197,619
433,370	DC Chemical Co Ltd	20,834,773
1,241,810	Doosan Infracore Co Ltd	26,664,244
110,676	DPI Co Ltd	1,107,785
226,420	GS Holdings Corp	7,451,098
396,279	Hana Financial Group Inc	20,194,029
294,562	Hana Tour Service Inc	19,281,617
215,265	Hanil Cement Manufacturing	19,868,471
1,321,840	Hanjin Heavy Industry & Construction	46,151,424
637,900	Hanjin Shipping	19,285,229
201,700	Hanjin Transportation Co	7,181,883
1,690,530	Hanwha Chemical Corp	21,204,942
3,014,078	Hanwha Corp	116,448,418
272,051	Honam Petrochemical Co	18,543,070
1,220,540	Hynix Semiconductor Inc*	46,297,172
1,401,598	Hyundai Development Co	86,792,185
104,917	Hyundai Elevator Co Ltd	7,874,969
207,200	Hyundai Heavy Industries	30,025,720
100,771	Hyundai Mipo Dockyard Co Ltd	14,932,211
298,200	Hyundai Mobis	27,684,743
1,656,820	Hyundai Motor Co	125,296,511
719,040	Hyundai Steel Co	26,756,274
88,751	Hyunjin Materials Co Ltd*	1,746,914
2,693,800	Industrial Bank of Korea	48,874,771
420,320	Inzi Controls Co Ltd	3,387,726
169,736	JVM Co Ltd*	6,529,361
47,366	KCC Engineering & Construction Co	2,083,827
1,547,900	KIA Motors Corp	23,402,537
2,038,170	Kolon Construction(d)	42,480,041
3,108,210	Kookmin Bank	242,684,889
40,200	Kookmin Bank ADR	3,145,650
1,027,600	Korea Electric Power Corp	42,969,197
105,560	Korea Electric Terminal Co	2,501,722
516,300	Korea Investment Holdings Co Ltd	26,498,492
11,353,300	Korea Real Estate*(d)	14,689,807
1,056,700	Korean Air Lines Co Ltd	39,073,779
227,600	KT Corp	11,672,652
1,788,300	KT&G Corp	117,186,711
566,000	KT&G Corp GDR 144A	18,406,320
287,334	LG Corp	9,587,221
1,497,521	LG Telecom Ltd*	17,255,308
542,448	Maeil Dairy Industry	14,573,963
228,000	Megastudy Co Ltd	32,615,431
747,360	Nasan Co Ltd*(d)	13,402,086

5

181,242	NHN Corp	20,548,262
1,063,600	Poongsan Corp	27,904,932
320,849	POSCO	100,883,787
76,000	POSCO Sponsored ADR	5,993,360
794,190	Pumyang Construction Co Ltd(d)	11,402,381
516,524	Samsung Electronics Co Ltd	354,012,766
1,152,100	Samsung Heavy Industries Co Ltd	29,016,942
215,900	Samsung SDI Co Ltd	15,383,119
2,647	Samsung Securities	150,336
210	Sejong Industrial Co	1,006
1,380,450	Shinhan Financial Group Co Ltd	67,552,302
445,250	Simm Tech Co Ltd	4,632,067
1,194,020	SK Corp	87,789,537
497,900	SK Telecom Co Ltd ADR	12,910,547
1,237,300	SSCP Co Ltd*(d)	29,894,358
973,554	Taewoong Co Ltd(d)	30,574,998
398,025	Techno Semichem Co Ltd	6,833,855
448,150	Woongjin Coway Co Ltd	12,268,979
1,863,700	Woori Finance Holdings Co Ltd	41,785,248
		2,486,683,862

	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	238,023

	Taiwan — 19.9%
16,454,884	Acer Inc	35,470,756
13,240,000	Advanced Semiconductor Engineering Inc*	15,155,092
30,307,762	Asustek Computer Inc	83,079,067
20,574,877	AU Optronics Corp	27,701,902
1,362,389	Catcher Technology Co	12,081,736
27,470,820	Cheng Loong Corp	10,678,453
70,039,000	China Bills Finance Corp	18,616,860
86,550,000	China Development Financial Holding Corp	38,530,540
83,591,854	China Steel Corp	84,535,558
372,600	China Steel Corp GDS	7,526,520
26,749,387	Chinatrust Financial Holding Co Ltd	22,826,392
44,127,499	Chung Hung Steel Corp*	24,090,149
42,672,520	Chunghwa Telecom Co Ltd	77,452,075
847,232	Chunghwa Telecom Co Ltd ADR	16,097,408
22,636,277	Compal Electronics Inc	20,809,626
18,064,100	Delta Electronics Inc	55,447,235
2,438,820	DFI	4,113,393
9,777,804	Dimerco Express Taiwan Corp(d)	12,437,554
26,407,071	Evergreen Marine Corp	15,511,827
27,627,295	Far Eastern International Bank	13,139,111
35,536,080	Far Eastern Textile Co Ltd	29,976,013
7,479,000	Far Eastone Telecommunications Co Ltd	8,477,819
21,773,208	Formosa Chemicals & Fibre Co	35,599,936
4,704,044	Formosa Petrochemical Corp	9,565,864
23,032,107	Formosa Plastics Corp	37,710,553
4,655,000	Foxconn Technology Co Ltd	46,504,285
16,691,000	Fubon Financial Holding Co Ltd	15,716,636
1,571,920	High Tech Computer Corp	36,331,820
66,139,772	Hon Hai Precision Industry Co Ltd	480,880,113
200,000	Hotai Motor Company Ltd	477,656
3,127,000	Innolux Display Corp*	5,358,280
55,251,671	Inventec Co Ltd	47,913,484
12,583,883	Les Enphants Co Ltd(d)	8,932,572
21,894,723	Lite-On Technology Corp	28,341,548
9,753,300	MediaTek Inc	99,814,711
102,446,000	Mega Financial Holdings Co Ltd	77,761,076

6

25,572,835	Micro-Star International Co Ltd	20,418,889
12,000,000	Mosel Vitelic Inc	12,225,603
12,785,405	Nan Ya Plastics Corp	20,585,253
10,474,000	Nanya Technology Corp	8,543,856
18,735,235	Oriental Union Chemical	11,890,965
38,743,000	Powerchip Semiconductor Corp	25,140,661
10,544,850	Powertech Technology Inc	35,289,674
19,800,000	Promos Technologies Inc*	8,924,816
23,381,083	Realtek Semiconductor Corp	36,255,789
1,282,000	Richtek Technology Corp	10,191,373
49,400,525	Shin Kong Financial Holdings	50,617,055
37,769,128	Sinopac Holdings Co	20,318,600
74,360,125	Taishin Financial Holdings Co Ltd*	40,808,855
51,325,000	Taiwan Cellular Corp	51,467,040
66,396,307	Taiwan Cement Corp	60,232,578
3,717,000	Taiwan FU Hsing Ind Co Ltd	3,445,018
169,899,748	Taiwan Semiconductor Manufacturing Co Ltd	344,709,462
1,581,752	Taiwan Semiconductor Manufacturing Co Ltd ADR	17,003,834
12,891,438	Tsann Kuen Enterprises Co Ltd	11,045,977
576,992	TXC Corp	964,633
16,988,000	U-Ming Marine Transport Co	21,320,780
51,013,000	Uni-President Enterprises Corp	49,733,416
82,534,450	Walsin Lihwa Corp*	43,745,300
28,282,873	Wan Hai Lines Ltd	16,600,315
47,440,000	Waterland Financial Holdings	14,619,265
17,452,000	Wintek Corp	17,610,924
27,226,600	Yang Ming Marine Transport	14,680,643
37,660,425	Yieh Phui Enterprise	16,915,516
		2,549,969,710

	Thailand — 2.3%
11,900,800	Advanced Info Service Pcl (Foreign Registered)(b)	27,727,210
18,115,600	Airports of Thailand Pcl(b)	32,804,654
26,905,900	Bangkok Dusit Medical Service Pcl (Foreign Registered)(b)	23,652,681
18,733,300	Central Pattana Pcl (Foreign Registered)(b)	12,248,536
26,324,800	Home Product Center Pcl (Foreign Registered)(b)	4,216,955
31,871,900	Kasikornbank Pcl NVDR(b)	62,546,084
20,169,900	Major Cineplex Group(b)	9,383,962
8,604,700	PTT Pcl (Foreign Registered)(b)	55,085,494
8,938,690	Robinson Department Store Pcl (Foreign Registered)*(b)	2,816,602
3,499,793	Robinson Department Store Pcl NVDR*(b)	1,102,793
24,219,786	Rojana Industrial Park Pcl(b)	9,524,830
13,251,400	Saha Pathana International Holding Pcl (Foreign Registered)(b)	7,941,205
7,168,638	Siam Cement Pcl (Foreign Registered) NVDR(b)	49,524,055
3,108,050	Star Block Co Ltd (Foreign Registered)*(b)(d)(e)	866
17,804,400	Yarnapund Pcl(b)(d)	2,938,929
		301,514,856

	Turkey — 0.0%
29,165	Doktas Dokumculuk Ticaret	90,008
42,150	Medya Holding AS*(b)(e)	292
		90,300

	TOTAL COMMON STOCKS (COST $7,713,630,010)	10,939,510,765

7

Shares	Description	Value ($)

	PREFERRED STOCKS — 11.9%

	Brazil — 9.1%
43,078	Banco Bradesco (New Preferred Shares)*	1,619,653
1,433,206	Banco Bradesco SA 9.10%	53,885,898
2,976,970	Banco Itau Holding Financeira SA 0.46%	99,278,168
1,078,554,000	Companhia Energetica de Minas Gerais 0.46%	48,816,400
1,486,962,400	Companhia Paranaense de Energia 1.88%	16,414,966
1,154,104	Companhia Vale do Rio Doce Class A 0.03%	26,962,855
1,111,170,760	Electrobras (Centro) SA Class B 5.82%	23,655,363
623,576,700	Geracao Tiete 7.82%	16,935,940
7,415,031	Gerdau SA 4.01%	116,791,019
784,964	Iochpe Maxion SA 3.09%	6,022,287
41,446,381	Itausa-Investimentos Itau SA 2.83%	192,395,441
6,706,287	Net Servicos de Comunicacoa SA*	68,239,955
19,894,652	Petroleo Brasileiro SA (Petrobras) 0.79%	421,141,756
512,700	Petroleo Brasileiro SA ADR 4.39%	43,528,230
7,435,523	Sadia SA 2.24%	23,663,165
2,400	Saraiva SA Livreiros 0.17%	24,610
10,558,994	Unipar, Class B 0.67%	8,534,984
		1,167,910,690

	South Korea — 2.8%
658,900	Hyundai Motor Co 3.57%	28,321,173
405,360	LG Electronics Inc 4.16%	14,320,152
585,353	Samsung Electronics Co Ltd (Non Voting) 1.15%	314,324,141
		356,965,466

	TOTAL PREFERRED STOCKS (COST $513,600,218)	1,524,876,156

Shares	Description	Value ($)

	PRIVATE EQUITY SECURITIES — 0.7%

	Poland — 0.7%
	CHP Investors (Multimedia)*(b)(c)	32,386,045
	MHP Investors (Tri Media Holdings Ltd)*(b)(c)	63,252,213
		95,638,258

	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F*(b)(c)(e)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D*(b)(c)(e)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E*(b)(c)(e)	1,243
		2,609

	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology*(b)(c)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $3,925,626)	96,428,337

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.4%

	China — 0.2%
692,433	Martin Currie Sino-American Class B Series January 2007*(b)(c)	11,223,988
500,000	Martin Currie Sino-American Class B Series June 2006*(b)(c)	8,581,500
		19,805,488

8

	India — 0.0%
1,341	Fire Capital Mauritius Private Fund*(b)(c)	826,543
170	SPG Infinity Technology Fund I*(b)(c)	102,909
1,371,900	TDA India Technology Fund II LP*(b)(c)	1,181,714
100	UTI Masterplus 1991 Units (Shares Under Objection)*(b)(c)	—
		2,111,166

	Poland — 0.0%
1,749,150	The Emerging European Fund II, LP*(b)(c)	458,032

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP*(b)(c)	31,448,800

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund*(b)(c)	16,667

	TOTAL INVESTMENT FUNDS (COST $26,860,054)	53,840,153

Par Value ($)		Description	Value ($)

		DEBT OBLIGATIONS — 0.3%

		United States — 0.3%
USD	36,868,333	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(f)(g)	37,957,092

		TOTAL DEBT OBLIGATIONS (COST $38,935,431)	37,957,092

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.1%

	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 06/12/07 (Goldman Sachs)*(b)(h)	151,748
107,835	Hero Honda Motor Ltd Warrants,144A, Expires 05/02/11 (Merrill Lynch)*(b)(h)	1,771,857
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch)*(b)(h)	24,007
711,650	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch)*(b)(h)	5,324,807
		7,272,419

	Taiwan — 0.0%
600,884	Shin Kong Financial Warrants,144A, Expires 05/11/07 (Merrill Lynch)*(b)(h)	642,831

	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 04/03/08*(b)	—

	TOTAL RIGHTS AND WARRANTS (COST $4,680,594)	7,915,250

9

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund(b)(e)	11,290

	TOTAL MUTUAL FUNDS (COST $0)	11,290

Par Value ($)		Description	Value ($)

		CONVERTIBLE SECURITIES — 0.0%

		Russia — 0.0%
USD	56,000	Lukinter Finance BV, 0.03%, due 11/29/07*	236,726

		TOTAL CONVERTIBLE SECURITIES (COST $59,290)	236,726

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.4%
8,967,350	Boston Global Investment Trust - Quality Portfolio(i)	8,967,350
171,000,000	Rabobank Time Deposit, 5.27%, due 12/01/06	171,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $179,967,350)	179,967,350

	TOTAL INVESTMENTS — 100.1%
	(Cost $8,481,658,573)	12,840,743,119

	Other Assets and Liabilities (net) — (0.1%)	(14,048,648)

	TOTAL NET ASSETS — 100.0%	$12,826,694,471

10

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$8,489,549,892	$4,499,624,757	$(148,431,530)	$4,351,193,227

Additional information on each restricted security is as follows:

Issuer, Description	Acquisition Date	Acquisition Cost	Market Value as a Percentage of Fund’s Net Assets	Market Value as of November 30, 2006
CBAY Systems Ltd	5/06/03-8/04/05	$6,100,570	0.10%	$13,021,749
CBAY Systems Ltd INR	3/10/06	—	0.05%	6,510,873
CHP Investors (Multimedia)	12/13/99-3/05/01	18,178,923	0.25%	32,386,045
Divot Holdings NV, Convertible Securities - Class F	3/27/02	46,624	0.00%	466
Divot Holdings NV, Private Equity Securities - Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities - Class E	9/21/01	124,330	0.00%	1,243
Fire Capital Mauritius Private Fund	5/15/06	1,379,237	0.01%	826,543
Martin Currie Sino-American Class B Series January 2007	1/20/06	7,500,000	0.09%	11,223,988
Martin Currie Sino-American Class B Series June 2006	3/17/05	5,000,000	0.07%	8,581,500
MHP Investors (Tri Media Holdings Ltd)	11/27/01	27,983,521	0.49%	63,252,213
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.25%	31,448,800
Societe Generale Thalmann Ukraine Fund	7/15/97	260,172	0.00%	16,667
SPG Infinity Technology Fund I	12/23/99	189,555	0.00%	102,909
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	1,181,714
The Emerging European Fund II, LP	12/05/97-3/17/00	1,749,150	0.00%	458,032
UTI Masterplus 1991 Units	11/14/97	48	0.00%	—
				$169,801,112

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Special Purpose Holding Fund	$45,402	$—	$—	$—	$349,623	$11,290

Totals	$45,402	$—	$—	$—	$349,623	$11,290

Investments in Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.  A summary of the Fund’s transactions with companies which are or were affiliates during the period ended November 30, 2006 is set forth below:

	Value,
	beginning of		Sales	Dividend	Value, end
Affiliate	period	Purchases	Proceeds	Income	of period
Boryung Pharmaceutical Co Ltd	$—	$5,746,796	$—	$—	$7,656,903
Dae Han Pulp Industries	2,893,639	2,879,960	—	—	3,849,000
Dimerco Express Taiwan Corp	—	8,544,031	—	116,871	12,437,554
Kolon Construction	21,481,194	13,020,362	7,136,118	—	42,480,041
Korea Real Estate	10,386,417	2,354,717	—	—	14,689,807
Les Enphants Co Ltd	2,479,707	5,121,193	—	260,340	8,932,572
Nasan Co Ltd	10,823,742	—	—	—	13,402,086
Pumyang Construction Co Ltd	8,679,199	—	—	—	11,402,381
SSCP Co Ltd	21,968,527	4,996,190	—	—	29,894,358
Star Block Co Ltd (Foreign Registered)	795	—	—	—	866
Taewoong Co Ltd	9,428,581	7,558,856	—	—	30,574,998
Yarnapund Pcl	6,055,761	—	59,175	69,900	2,938,929
Totals	$94,197,562	$50,222,105	$7,195,293	$447,111	$178,259,495

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Swap Agreements

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)

16,764,872	USD	5/18/2007	Merrill Lynch	3 month LIBOR - 4.00%	MSCI Turkey Index	$(145,574)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*         Non-income producing security.

(a)       All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $8,863,768, collateralized by cash in the amount of $8,967,350, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)      Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)       Direct placement securities are restricted as to resale.

(d)      Affiliated company.

(e)       Bankrupt issuer.

(f)       Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(g)      All or a portion of this security has been segregated to cover collateral requirements on open swap contracts.

(h)      Structured warrants with risks similar to equity swaps.

(i)        All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 66.2% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.1%

	Argentina — 0.7%
125,000	Tenaris SA ADR	5,876,250

	Brazil — 3.1%
126,100	Compania Vale do Rio Doce	3,478,380
50,000	Gol-Linhas Aereas Intel	1,425,404
786,400	Petroleo Brasileiro SA (Petrobras)	18,524,896
20,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,693,400
		25,122,080

	Chile — 1.3%
33,269	Banco De Chile ADR	1,473,817
40,300	Banco Santander Chile SA ADR	1,956,565
82,300	Compania Cervecerias Unidas ADR	2,391,638
84,900	Distribucion y Servicio ADR(a)	1,690,359
67,200	Lan Airlines SA	3,296,160
		10,808,539

	China — 9.3%
775,671	China Merchants Holdings International Co Ltd	2,583,070
4,109,200	China Mobile Ltd	34,537,407
2,708,000	China Petroleum & Chemical Corp Class H	2,152,962
342,000	China Resources Enterprise Ltd	866,305
1,410,000	China Shenhua Energy Co Ltd Class H	2,715,031
4,196,000	CNOOC Ltd	3,720,260
1,154,000	Cosco Pacific Ltd	2,545,305
1,400,000	Datang International Power Generation Co Ltd	1,182,056
5,348,592	Denway Motors Ltd	2,097,838
2,544,000	Huaneng Power International Inc Class H	2,081,935
4,694,000	Lenovo Group Ltd	1,887,195
108,000	Netease.Com Inc ADR*(a)	1,993,680
7,632,842	PetroChina Co Ltd Class H	9,760,127
884,000	Ping An Insurance (Group) Co of China Ltd	3,379,559
44,000	Sina.com*(a)	1,242,560
56,000	Sohu.Com Inc*	1,370,320
1,357,600	Yanzhou Coal Mining Co Ltd	963,719
		75,079,329

	Czech Republic — 0.1%
22,300	CEZ AS	992,007

	Hungary — 0.5%
113,900	OTP Bank	4,363,220

	India — 7.2%
105,000	GAIL India Ltd	625,280
10,400	GAIL India Ltd GDR	358,800
64,700	Hero Honda Motors Ltd	1,070,436
882,500	Hindustan Lever	4,623,474
123,100	Housing Development Finance Corp Ltd	4,519,850
99,700	ICICI Bank Ltd	1,941,769
449,000	Infosys Technologies Inc	21,903,761
911,100	ITC Ltd	3,761,457
133,200	Oil & Natural Gas Corp Ltd	2,564,231
164,200	Reliance Communications Ltd*	1,568,271

1

61,500	Reliance Industries Ltd	1,707,244
474,400	Satyam Computer Services Ltd	4,863,481
131,600	Tata Consultancy Services Ltd	3,522,403
345,300	Wipro Ltd	4,623,234
		57,653,691

	Indonesia — 1.4%
829,585	Astra International Tbk PT	1,440,425
850,000	Gudang Garam Tbk PT	921,441
7,312,000	Telekomunikasi Indonesia Tbk PT	7,949,080
25,200	Telekomunikasi Indonesia Tbk PT ADR	1,107,792
		11,418,738

	Israel — 2.4%
190,100	Check Point Software Technologies Ltd*	4,353,290
56,900	Teva Pharmaceutical Industries	1,830,545
415,600	Teva Pharmaceutical Industries ADR	13,324,136
		19,507,971

	Malaysia — 2.8%
103,000	British American Tobacco Berhad	1,266,914
383,000	Genting Berhad	3,096,330
409,000	IOI Corp Berhad	2,133,752
524,000	Malakoff Berhad	1,447,793
1,001,500	Malayan Banking Berhad	3,210,087
1,786,800	Maxis Communications Berhad	4,886,192
1,198,200	MISC Berhad	3,078,692
379,000	Resorts World Berhad	1,382,449
281,400	Tanjong Plc	1,081,220
1,683,640	YTL Power Internationl Berhad	1,083,942
		22,667,371

	Mexico — 5.9%
144,500	America Movil SA de CV Class L ADR	6,425,915
348,000	America Telecom SA de CV*	3,063,804
725,198	Cemex SA de CV CPO*	2,363,714
308,000	Fomento Economico Mexicano SA de CV	3,233,501
1,157,000	Grupo Financiero Banorte SA de CV	4,308,360
356,000	Grupo Modelo SA de CV Class C	1,932,725
215,000	Grupo Televisa SA (Participating Certificates)	1,130,435
195,000	Kimberly Clark (Series A)	815,607
484,300	Telefonos de Mexico SA de CV Class L ADR	12,640,230
3,002,780	Wal-Mart de Mexico SA de CV Class V	11,236,230
		47,150,521

	Philippines — 0.5%
62,000	Philippine Long Distance Telephone	3,128,611
508,101	San Miguel Corp Class B	759,603
		3,888,214

	Poland — 1.9%
57,300	Bank Pekao SA	4,225,277
106,900	Polski Koncern Naftowy Orlen SA	1,928,385
223,000	Powszechna Kasa Oszczednosci Bank Polski SA	3,322,111
20,800	Prokom Software SA	935,424
635,800	Telekomunikacja Polska SA	4,946,082
		15,357,279

2

	Russia — 11.9%
51,300	JSC Mining & Smelting Co ADR(a)	7,925,850
418,500	Lukoil ADR	37,141,875
319,000	Mobile Telesystems ADR	15,343,900
370,150	OAO Gazprom ADR	17,286,005
1,450	Sberbank	3,617,750
54,100	Surgutneftegaz ADR(a)	3,719,375
38,900	Unified Energy Systems GDR	3,695,500
91,300	Vimpel-Communications ADR*	6,947,017
		95,677,272

	South Africa — 7.9%
197,300	ABSA Group Ltd	3,102,135
289,000	African Bank Investments Ltd	1,139,840
18,000	Anglo American Platinum Corp	2,084,618
99,800	Barloworld Ltd	2,054,221
192,100	Bidvest Group Ltd	3,425,443
315,600	Edgars Consolidated Stores Ltd	1,650,045
3,404,404	FirstRand Ltd	9,391,241
600	Gold Fields Ltd	11,325
445,600	Impala Platinum Holdings Ltd	11,264,275
116,367	Imperial Holdings Ltd*	2,397,581
101,600	JD Group Ltd	1,124,359
238,600	MTN Group Ltd	2,439,635
50,518	Nedbank Group Ltd	883,668
164,700	Sasol Ltd	5,789,122
976,114	Standard Bank Group Ltd	12,000,330
754,500	Steinhoff International Holdings	2,316,812
102,176	Tiger Brands Ltd	2,216,647
		63,291,297

	South Korea — 17.3%
1,820	Daewoo Shipbuilding & Marine Engineering Co Ltd	57,792
59,900	Doosan Infracore Co Ltd	1,286,178
83,700	Hana Financial Group Inc	4,265,278
78,700	Hynix Semiconductor Inc*	2,985,226
48,900	Hyundai Engineering & Construction*	2,935,800
74,800	Hyundai Mobis	6,944,396
84,830	Hyundai Motor Co	6,415,243
1,600	Kangwon Land Inc	33,602
130,540	KIA Motors Corp	1,973,620
116,100	KT Corp ADR	2,948,940
84,700	KT Freetel Co Ltd	2,833,861
130,600	KT&G Corp	8,558,175
47,300	LG Chemicals Ltd	2,179,299
38,400	LG Electronics Inc	2,293,704
34,300	NCSoft Corp*	2,154,072
42,900	NHN Corp	4,863,776
39,800	POSCO	12,514,219
69,200	Samsung Electronics Co Ltd	47,427,967
7,500	Samsung Fire & Marine Insurance Co Ltd	1,200,703
37,000	Samsung SDI Co Ltd	2,636,292
45,600	Samsung Techwin Co Ltd	1,771,367
33,960	Shinhan Financial Group Co Ltd	1,661,832
12,500	Shinsegae Co Ltd	8,020,418
10,900	SK Telecom Co Ltd	2,541,795
328,700	SK Telecom Co Ltd ADR	8,523,191
		139,026,746

	Taiwan — 13.8%
1,164,248	Acer Inc	2,509,696
2,909,459	Asustek Computer Inc	7,975,354

3

12,548	AU Optronics Corp	16,895
1,516,000	Cathay Financial Holding Co Ltd	3,411,408
1,051,127	China Motor Corp Ltd	961,222
2,132,223	China Steel Corp	2,156,295
1,627,000	Chinatrust Financial Holding Co Ltd	1,388,388
3,308,400	Chunghwa Telecom Co Ltd	6,004,859
5,610	Chunghwa Telecom Co Ltd ADR	106,590
2,078,110	Compal Electronics Inc	1,910,415
342,302	Delta Electronics Inc	1,050,686
1,657,167	Formosa Chemicals & Fibre Co	2,709,524
504,582	Formosa Petrochemical Corp	1,026,088
1,242,869	Formosa Plastics Corp	2,034,954
227,700	Foxconn Technology Co Ltd	2,274,764
114,000	High Tech Computer Corp	2,634,884
3,342,738	Hon Hai Precision Industry Co Ltd	24,303,928
1,155,773	Lite-On Technology Corp	1,496,086
878,660	MediaTek Inc	8,992,156
1,616,444	Nan Ya Plastics Corp	2,602,570
414,351	Novatek Microelectronics	1,862,989
2,104,458	Quanta Computer Inc	3,674,850
933,712	Realtek Semiconductor Corp	1,447,857
843,241	Sunplus Technology Co Ltd	862,145
13,378,743	Taiwan Semiconductor Manufacturing Co Ltd	27,144,121
		110,558,724

	Thailand — 1.4%
959,000	Advanced Info Service Pcl (Foreign Registered)(b)	2,234,337
842,400	PTT Exploration & Production Pcl (Foreign Registered)(b)	2,583,006
687,611	PTT Pcl (Foreign Registered)(b)	4,401,942
48,000	Siam Cement Pcl (Foreign Registered)(b)	350,324
101,000	Siam Cement Pcl (Foreign Registered) NVDR(b)	697,752
3,537,216	Tanayong Public Co Ltd*(b)	985
519,000	Thai Oil Pcl (Foreign Registered)(b)	890,066
		11,158,412

	Turkey — 0.7%
281,448	Akbank TAS	1,576,052
133,630	Arcelik AS	737,895
255,140	KOC Holding AS*	873,260
66,575	Tupras-Turkiye Petrol Rafineriler AS	1,097,499
394,935	Vestel Elektronik Sanayi*	991,202
		5,275,908

	TOTAL COMMON STOCKS (COST $528,865,053)	724,873,569

	PREFERRED STOCKS — 7.5%

	Brazil — 7.1%
222,900	Aracruz Class B (Registered) 1.21%	1,360,050
974	Banco Bradesco (New Preferred Shares)*	36,621
103,600	Banco Bradesco SA 9.10%	3,895,169
413,700	Banco Itau Holding Financeira SA 0.46%	13,796,369
7,460,000	Companhia de Bebidas das Americas 0.62%	3,444,005
214,674	Companhia Vale do Rio Doce Class A 0.03%	5,015,340
68,500	Empresa Brasileira de Aeronautica SA ADR 0.87%	2,852,340
158,400	Gerdau SA 4.01%	2,494,891

4

578,700	Itausa-Investimentos Itau SA 2.83%,	2,686,344
1,006,000	Petroleo Brasileiro SA (Petrobras) 0.79%	21,295,603
		56,876,732

	South Korea — 0.4%
6,200	Samsung Electronics Co Ltd (Non Voting) 1.15%	3,329,290

	TOTAL PREFERRED STOCKS (COST $44,067,076)	60,206,022

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08*(b)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%
10,100,000	Banque Nationale de Paris Time Deposit, 5.27%, due 12/01/06	10,100,000
7,642,125	Boston Global Investment Trust - Quality Portfolio(c)	7,642,125
2,000,000	Branch Bank & Trust Time Deposit, 5.27% due 12/01/06	2,000,000
2,000,000	HSBC Bank USA Time Deposit, 5.19%, due 12/01/06	2,000,000
2,000,000	ING Bank Time Deposit, 5.30%, due 12/01/06	2,000,000
2,000,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	2,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $25,742,125)	25,742,125

	TOTAL INVESTMENTS — 100.8% (Cost $598,674,254)	810,821,716

	Other Assets and Liabilities (net) — (0.8%)	(6,576,452)

	TOTAL NET ASSETS — 100.0%	$804,245,264

5

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$598,840,770	$215,432,533	$(3,451,587)	$211,980,946

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $7,480,332, collateralized by cash in the amount of $7,642,125, which was invested in the Boston Global Investment
Trust - Quality Portfolio.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 61.6% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Australia — 1.6%
1,675,000	Amcor Ltd	9,835,066
1,267,078	Coca Cola Amatil Ltd	7,469,968
4,821,200	Foster’s Group Ltd	25,421,934
1,110,539	Insurance Australia Group Ltd	5,055,354
2,365,950	Multiplex Group	7,270,470
615,100	National Australia Bank Ltd	18,960,740
14,838,900	SP AusNet	15,163,101
865,651	TABCORP Holdings Ltd	11,131,489
2,955,843	Telstra Corp*	5,456,909
4,105,686	Telstra Corp Ltd	12,179,968
183,700	Westfarmers Ltd	5,066,916
962,327	Westpac Banking Corp	18,466,320
142,492	Woolworths Ltd	2,469,633
		143,947,868

	Austria — 0.6%
183,900	Erste Bank Der Oesterreichischen Sparkassen AG	13,426,726
29,330	Flughafen Wien AG	2,690,485
314,500	OMV AG	16,919,474
385,500	Telekom Austria AG	10,234,530
131,530	Wienerberger AG	7,017,419
		50,288,634

	Belgium — 1.3%
224,570	Belgacom SA(a)	9,628,655
22,166	CIE Francois d’ Enterprises	25,350,880
573,495	Fortis	23,419,129
67,475	Groupe Bruxelles Lambert SA	7,712,715
214,565	KBC Groep NV	24,197,829
87,962	Solvay SA	12,531,340
127,369	UCB SA	8,086,034
		110,926,582

	Brazil — 0.5%
1,114,500	Datasul SA*	9,806,570
153,290,000	Electropaulo Metropolitana SA Class B*	6,867,958
579,100	M Dias Branco SA*	6,392,836
24,200	MMX Mineracao e Metalicos SA*	10,026,513
122,400	Unibanco-Uniao de Bancos Brasileiros SA GDR	10,363,608
		43,457,485

	Canada — 0.2%
220,100	KAP Resources Ltd* (b)	1,927
950,200	RONA Inc*	17,805,070
		17,806,997

	Chile — 0.2%
728,000	Inversiones Aguas Metropolitanas SA ADR 144A(b)	18,762,089

	Finland — 1.5%
886,400	Nokia Oyj	17,928,799
2,254,400	Nokian Renkaat Oyj(a)	46,802,495
987,400	Poyry Oyj	13,526,468
186,700	Ramirent Oyj	10,174,170
1,229,300	Uponor Oyj	40,293,743
		128,725,675

1

	France — 5.9%
58,760	Accor SA	4,278,704
19,750	Arkema* (a)	986,128
113,340	Assurances Generales de France	16,850,702
627,440	Axa(a)	23,838,215
126,105	BIC SA	8,602,605
460,408	BNP Paribas	49,739,101
35,210	Casino Guichard-Perrachon SA	3,221,239
147,296	Cie de Saint-Gobain	11,792,109
234,717	Credit Agricole SA	9,966,795
1,163,592	France Telecom SA	30,335,108
125,876	Groupe Danone	19,406,666
17,475	Guyenne et Gascogne SA	2,367,910
110,492	Imerys SA	9,698,099
76,278	Lafarge SA	11,115,469
149,866	Lagardere S.C.A.	11,015,067
139,000	L’Oreal SA	14,042,529
102,100	M6-Metropole Television	3,494,323
197,104	Michelin SA Class B	17,157,340
35,183	Pernod-Ricard(a)	7,805,691
310,172	Peugeot SA	19,349,494
92,300	Publicis Groupe	3,576,095
270,733	Sanofi-Aventis	23,849,892
119,164	Schneider Electric SA	12,944,826
31,831	Sequana Capital(a)	984,193
106,830	Societe Generale	17,954,318
137,852	Suez Lyon des Eaux VVPR Strip*	1,826
1,545,572	Suez SA	74,281,213
102,440	Technip SA	7,203,100
126,414	Thales SA	6,055,919
943,000	Total SA(a)	67,209,010
173,500	Vivendi Universal SA	6,691,545
130,031	Wendel Investissement	19,444,255
		515,259,486

	Germany — 11.5%
1,164,680	Adidas AG	57,303,952
658,091	Allianz AG (Registered)	128,300,690
81,200	Altana AG(a)	4,743,144
182,200	BASF AG	16,843,249
585,499	Bayer AG	30,350,538
489,200	Bayerische Motoren Werke AG	26,946,358
1,057,810	Commerzbank AG	38,227,070
113,120	Continental AG	12,903,655
1,269,381	DaimlerChrysler AG (Registered)	74,009,795
693,100	Depfa Bank Plc	12,566,789
161,600	Deutsche Bank AG (Registered)	20,900,936
3,291,800	Deutsche Post AG (Registered)	98,102,159
5,432,438	Deutsche Telekom (Registered)	96,555,984
94,770	Fraport AG(a)	6,681,717
313,318	Heidelberger Druckmaschinen	13,609,207
372,576	Hypo Real Estate Holding AG	21,780,492
851,600	Metro AG	53,160,418
141,800	MTU Aero Engines Holding	5,774,291
694,774	Muenchener Rueckversicherungs AG (Registered)	113,574,855
164,700	SAP AG	34,414,259
283,500	SGL Carbon AG*	6,566,301
1,273,137	Siemens AG (Registered)	121,584,842
600,600	Ultrapetrol Ltd*	6,942,936
		1,001,843,637

2

	Greece — 0.1%
324,000	Greek Postal Savings Bank*	7,564,031

	Hong Kong — 1.8%
3,532,887	Bank of East Asia Ltd	19,018,025
9,782,000	BOC Hong Kong Holdings Ltd	23,517,167
7,750,000	China Resources Power Holdings Co	9,707,389
2,130,500	CLP Holdings Ltd	14,146,438
6,367,000	Hang Lung Properties Ltd	14,061,626
2,238,000	Henderson Land Development Co Ltd	12,431,844
2,702,500	Jardine Strategic Holdings Ltd	31,399,266
2,403,210	Kerry Properties Ltd	9,678,275
7,737,500	Swire Pacific Ltd Class B	15,340,716
1,108,000	Yue Yuen Industrial Holdings	3,501,657
		152,802,403

	India — 0.2%
1,217,900	Bajaj Hindusthan Ltd	6,726,624
925,000	Jain Irrigation Systems Ltd	7,023,155
		13,749,779

	Ireland — 1.4%
1,849,840	Allied Irish Banks Plc	51,420,579
1,892,770	Bank of Ireland	40,771,563
365,868	CRH Plc	13,814,933
50,000	FBD Holdings Plc	2,696,165
350,300	Grafton Group Plc*	5,126,035
224,000	Irish Life & Permanent Plc	5,640,231
		119,469,506

	Italy — 4.3%
867,100	Alleanza Assicurazioni SPA(a)	11,015,489
549,931	Assicurazioni Generali SPA	23,967,225
1,949,128	Banca Intesa SPA	13,797,454
1,255,623	Banca Intesa SPA-Di RISP	8,717,172
1,187,324	Banca Monte dei Paschi di Siena SPA(a)	7,602,554
347,854	Buzzi Unicem SPA	9,366,140
4,388,335	Enel SPA	44,818,021
2,605,321	ENI SPA	85,627,506
1,086,410	Fiat SPA* (a)	20,243,734
597,820	Finmeccanica SPA	14,851,534
266,246	Grouppo Editoriale L’Espresso(a)	1,432,626
665,870	Italcementi SPA - Di RISP	11,274,828
58,000	Pagnossin SPA*	63,969
1,086,400	Snam Rete Gas SPA(a)	6,012,492
15,605,398	Telecom Italia SPA	47,476,253
12,701,176	Telecom Italia SPA Di RISP	33,776,171
4,408,682	UniCredito Italiano SPA	38,167,761
		378,210,929

	Japan — 23.1%
836,500	Aeon Co Ltd	19,613,162
1,809,000	Aozora Bank Ltd* (a)	7,595,128
996,000	Bridgestone Corp	21,635,216
1,527,900	Canon Inc	80,360,581
1,619	Central Japan Railway Co	17,447,272
1,391,600	Chubu Electric Power Co Inc	41,720,717
501,400	Daiichi Sankyo Co Ltd	15,404,946
1,811,000	Daimaru Inc (The)	22,950,912

3

1,151,000	Daiwa House Industry Co Ltd	20,116,709
4,235,000	Daiwa Securities Group Inc	48,169,030
1,735,400	Denso Corp	65,466,483
6,296	East Japan Railway Co	44,040,102
925,100	Eisai Co Ltd	49,228,157
355,800	Fanuc Ltd	32,313,562
2,322,000	Fuji Electric Holdings Co Ltd	12,654,943
4,477,000	Fujitsu Ltd	36,421,968
2,782,600	Honda Motor Co Ltd	97,989,335
897,700	Hoya Corp	35,218,490
18,100	Idemitsu Kosan Co* (a)	1,923,286
3,037,000	Isuzu Motors Ltd	13,550,406
6,009,000	Itochu Corp	48,219,667
2,741	Japan Tobacco Inc	12,102,968
1,055,500	JFE Holdings Inc	48,478,820
785,100	JSR Corp	19,548,491
1,397,620	JTEKT Corp	28,108,075
1,037,000	Kao Corp	27,936,912
7,921	KDDI Corp	52,738,744
1,642,000	Komatsu Ltd	29,627,638
4,597,000	Kubota Corp	40,130,271
270,500	Lawson Inc	9,443,029
4,213,000	Matsushita Electric Industrial Co Ltd	81,752,658
1,458,500	Mitsubishi Chemical Holdings	8,843,358
1,993,800	Mitsubishi Corp	36,943,539
9,162,000	Mitsubishi Electric Corp	82,977,865
1,098,000	Mitsui Fudosan Co Ltd	25,661,472
150,000	Mitsui Mining & Smelting Co Ltd	707,338
1,277,000	Mitsui OSK Lines Ltd	11,650,250
10,715	Mizuho Financial Group Inc	78,492,462
1,405	Nippon Commercial*	5,741,134
3,230,500	Nippon Mining Holdings Inc	23,531,467
369	Nomura Real Estate Office Fund (REIT)	3,163,739
186,390	ORIX Corp	50,615,480
894,000	Ricoh Company Ltd	16,936,210
1,214	Sapporo Hokuyo Holdings Inc	12,051,470
467,000	Sega Sammy Holdings Inc	11,688,305
725,000	Seven & I Holdings Co Ltd	23,017,370
668,000	Shionogi and Co Ltd	12,926,704
1,064,200	Sony Corp	41,767,068
3,236,300	Sumitomo Electric Industries Ltd	51,202,309
1,733,000	Sumitomo Heavy Industries Ltd	17,048,414
12,818	Sumitomo Mitsui Financial Group Inc	134,513,016
844,000	Sumitomo Realty & Development Co Ltd	26,745,127
620,500	Takeda Pharmaceutical Co Ltd	40,441,564
349,300	TDK Corp	26,705,959
3,828,000	Tokyo Gas Co Ltd	18,948,420
189,900	Tokyo Seimitsu Co Ltd(a)	8,754,747
1,461,000	Tokyo Tatemono Co Ltd	15,619,225
1,278,000	Tokyu Land Corp	12,293,886
2,158,200	Toyota Motor Corp	129,598,844
		2,010,494,420

	Malaysia — 0.0%
2,350,100	IJM Corp Berhad	4,773,210

	Mexico — 0.1%
1,257,600	Corporacion GEO SA de CV Series B*	5,444,379

	Netherlands — 4.4%
1,745,505	ABN Amro Holdings NV	52,611,060

4

1,670,593	Aegon NV	30,358,573
596,402	Akzo Nobel NV	34,235,752
657,450	Fortis NV	26,837,224
134,832	Fugro NV(a)	6,265,320
1,309,454	Hagemeyer NV* (a)	6,244,245
139,274	Hal Trust (Participating Units)	11,095,496
1,008,422	ING Groep NV	43,102,713
378,213	Koninklijke Ahold NV*	3,796,218
171,800	Koninklijke Bam Groep	3,129,015
1,463,900	Koninklijke KPN NV	20,110,495
150,310	Koninklijke Vopak NV	6,477,591
392,897	Koninklijke Wessanen NV(a)	5,221,127
256,771	Mittal Steel Co NV	10,575,700
1,446,332	Philips Electronics NV	53,942,131
92,391	Philips Electronics NV ADR	3,448,032
931,700	Reed Elsevier NV	15,747,733
169,440	Royal Dutch Shell Group Class A	5,999,591
477,407	TNT NV	20,088,289
357,760	Unilever NV	9,464,192
45,734	Univar NV	2,405,391
80,987	Wereldhave NV	9,938,132
96,408	Wolters Kluwer NV	2,709,671
		383,803,691

	New Zealand — 0.1%
394,477	Air New Zealand	437,471
1,073,119	Asian Growth Properties Ltd*	875,436
2,242,943	Telecom Corp of New Zealand	6,985,748
		8,298,655

	Norway — 1.7%
3,090,700	Eitzen Chemical ASA*	13,095,761
1,053,398	Ekornes ASA	23,786,123
1,531,000	Norske Skogindustrier AS Class A	25,525,333
211,500	Norwegian Property ASA*	1,974,293
574,400	Orkla ASA	32,291,914
538,720	Prosafe ASA	36,775,997
454,000	Stolt-Nielsen SA(a)	13,928,015
		147,377,436

	Philippines — 0.2%
7,797,100	First General Corp	8,819,372
26,231,000	Robinsons Land Corp Class B	8,517,569
		17,336,941

	Singapore — 1.3%
4,390,000	ComfortDelgro Corp Ltd	4,483,975
2,318,880	DBS Group Holdings Ltd	31,600,644
1,694,000	Keppel Corp Ltd	19,172,217
16,004,000	People’s Food Holdings Ltd	12,412,263
937,000	Singapore Airlines Ltd	9,549,456
10,465,710	Singapore Telecommunications	19,588,573
10,366,000	STATS ChipPAC Ltd*	8,913,716
3,923,250	Unisteel Technology Ltd	5,833,708
		111,554,552

	South Korea — 0.2%
19,865	Hansol Paper Co	327,307
233,700	KT Corp ADR	5,935,980
221,510	Samsung SDI Co Ltd	15,782,838
		22,046,125

5

	Spain — 2.9%
148,040	ACS Actividades de Construccion y Servicios SA	8,291,006
199,703	Altadis SA	10,013,351
1,756,392	Banco Bilbao Vizcaya Argentaria SA	42,432,543
634,315	Banco Popular Espanol SA	11,167,776
2,018,932	Banco Santander Central Hispano SA	36,796,726
491,527	Endesa SA	22,940,067
156,600	Gas Natural SDG SA	6,407,330
495,593	Iberdrola SA	22,038,472
132,100	Inditex SA	6,707,122
124,750	Red Electrica de Espana	5,438,090
684,329	Repsol YPF SA	24,633,264
2,410,161	Telefonica SA	48,951,886
138,668	Union Fenosa SA	7,248,614
		253,066,247

	Sweden — 1.5%
1,024,967	Assa Abloy AB Class B	20,929,081
488,790	Autoliv Inc SDR(a)	28,610,722
482,850	Lundin Mining Corp SDR*(a)	16,738,983
489,200	Rezidor Hotel Group AB*	3,678,464
9,078,000	Telefonaktiebolaget LM Ericsson	35,247,134
2,960,600	TeliaSonera AB	22,457,593
		127,661,977

	Switzerland — 3.3%
66,900	Adecco SA	4,445,802
43,170	Baloise Holding Ltd	4,170,592
1,620	Bank Sarasin & Cie AG Class B (Registered)	4,737,144
2,822	Banque Cantonale Vaudoise	1,208,107
2,666	Belimo Holding AG (Registered)	2,506,793
20,560	Bobst Group AG (Registered)	974,337
90,460	Converium Holding AG	1,184,834
441,250	Credit Suisse Group	29,263,815
9,335	Energiedienst Holding AG (Registered)*	4,095,632
6,697	Forbo Holdings AG (Registered)*	2,596,654
8,262	Geberit AG (Registered)	12,013,253
141,905	Holcim Ltd	12,752,765
880	Jelmoli Holding AG (Bearer)	1,961,600
4,836	Jelmoli Holding AG (Registered)	2,170,460
108,420	Nestle SA (Registered)	38,334,079
408,284	Novartis AG (Registered)	23,864,002
93,700	Swatch Group AG	19,890,741
19,900	Swiss Life Holding	4,907,069
504	Swiss National Insurance Co (Registered)	312,288
576,027	Swiss Reinsurance Co (Registered)	49,316,976
31,330	Swisscom AG (Registered)	11,503,801
594,880	UBS AG (Registered)	35,904,463
18,941	Valora Holding AG	5,235,957
60,041	Zurich Financial Services AG	15,646,703
		288,997,867

	Taiwan — 1.2%
3,528,000	Benq Corp*	1,938,644
17,456,320	Chinatrust Financial Holding Co Ltd	14,896,222
1,215,600	Chunghwa Telecom Co Ltd ADR	23,096,400
5,298,900	E.Sun Financial Holdings Co Ltd	3,606,300
6,322,000	Fubon Financial Holding Co Ltd	5,952,943
169,600	Fubon Financial Holding Co Ltd GDR (Registered)	1,594,240
25,980,000	Sinopac Holdings Co	13,976,421

6

646,070	Standard Foods Corp	276,853
1,182,216	Taiwan Semiconductor Manufacturing Co Ltd ADR	12,708,822
41,803,348	United Microelectronics Corp	27,459,009
		105,505,854

	Thailand — 0.6%
5,123,200	Advanced Info Service Pcl (Foreign Registered)(b)	11,936,344
62,918,000	Charoen Pokphand Foods Pcl (Foreign Registered)(b)	9,283,363
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered)(b)	2,746,501
2,244,200	Thai Airways International Pcl (Foreign Registered)(b)	2,925,775
122,530,000	Thai Beverage Pcl(b)	21,461,158
		48,353,141

	United Kingdom — 23.3%
437,062	Alliance Boots Plc	6,824,351
900,900	Amvescap Plc	9,775,081
658,272	Anglo American Plc	30,723,658
777,408	Associated British Foods Plc	12,978,152
764,800	AstraZeneca Plc	44,363,244
3,120,675	Aviva Plc	48,404,624
219,372	AWG Plc	6,830,044
7,210,910	BAE Systems Plc	55,001,239
6,269,217	Barclays Plc	84,040,331
837,431	BBA Aviation Plc	4,716,306
2,695,846	BG Group Plc	36,343,006
829,847	BHP Billiton Plc	15,793,484
803,363	Biffa Plc*	4,125,688
12,548,651	BP Plc	142,329,070
229,100	Brambles Industries Plc	2,328,327
501,600	British Energy Plc (Deferred Shares)* (b)	0
804,676	British Sky Broadcasting Plc	8,370,368
8,158,501	BT Group Plc	45,557,935
431,635	Bunzl Plc	5,594,326
229,783	Burberry Group Plc	2,726,211
807,801	Cable & Wireless Plc	2,478,925
778,800	Cadbury Schweppes Plc	8,043,792
1,029,249	Cattle’s Plc	8,167,845
5,022,457	Centrica Plc	32,750,367
3,297,000	Cobham Plc	11,511,042
2,665,100	Compass Group Plc	15,055,085
2,056,297	Diageo Plc	39,496,002
2,039,352	DSG International Plc	7,847,737
320,634	Experian Group*	3,708,352
249,235	Fiberweb Plc*	886,780
370,981	Filtrona Plc	2,002,172
526,698	FKI Plc	1,035,771
1,872,345	Gallaher Group Plc	35,080,174
3,359,499	GlaxoSmithKline Plc	89,299,072
741,658	Hanson Plc	10,679,076
1,132,961	Hays Plc	3,339,564
3,820,496	HBOS Plc	78,237,635
5,707,953	HSBC Holdings Plc	105,474,085
1,015,670	ICAP Plc	9,171,367
945,120	Imperial Chemical Industries Plc	7,754,191
1,114,418	Imperial Tobacco Group Plc	41,032,730
154,924	Intercontinental Hotels Group Plc	3,108,489
1,647,300	International Power Plc	11,013,374
2,532,000	ITV Plc	5,576,543
1,498,269	J Sainsbury Plc	11,786,191
348,370	Johnson Matthey Plc	9,383,723
403,803	Kesa Electricals Plc	2,834,732

7

1,748,018	Kingfisher Plc	8,361,911
712,032	Ladbrokes Plc	5,655,535
845,000	Lamprell Plc*	3,255,675
9,412,744	Legal & General Group Plc	28,124,714
4,763,420	Lloyds TSB Group Plc	50,778,370
49,738	Lonmin Plc	3,011,060
1,255,000	Matalan Plc	4,918,984
1,280,500	Misys Plc	5,426,457
333,472	Mitchells & Butler (Ordinary Shares)	4,400,916
2,075,067	National Grid Plc	28,137,376
250,132	Next Plc	8,779,053
640,700	Northern Rock Plc	14,338,655
3,420,934	Old Mutual Plc	11,207,387
1,255,500	Pearson Plc	18,574,902
1,471,606	Photo-Me International Plc	2,737,176
2,540,417	Prudential Plc	33,139,021
1,046,590	Reed Elsevier Plc	11,462,438
2,806,620	Rentokil Initial Plc	8,294,428
878,886	Resolution Plc	11,001,804
621,169	Reuters Group Plc	5,540,207
625,836	Rexam Plc	6,630,117
230,728	Rio Tinto Plc	12,373,894
1,548,895	Royal & Sun Alliance Insurance Group	4,481,858
3,697,538	Royal Bank of Scotland Group	134,173,136
1,178,100	Royal Dutch Shell Plc A Shares	41,801,094
1,882,597	Royal Dutch Shell Plc B Shares	67,407,044
1,298,000	Sage Group Plc	6,548,792
1,534,421	Scottish & Newcastle Plc	16,318,420
922,260	Scottish & Southern Energy Plc	26,440,897
1,506,904	Scottish Power Plc	22,425,605
590,900	Scottish Power Plc (Deferred Shares)* (b)	0
581,678	Serco Group Plc	4,159,697
535,575	Severn Trent (Ordinary Shares)	15,425,827
835,100	Shire Plc	16,815,707
635,595	Slough Estates Plc	9,152,633
607,432	Smith (David S.) Holdings Plc	2,147,994
1,097,400	South African Breweries Plc	22,992,235
290,270	Standard Chartered Plc	8,350,934
2,543,200	Standard Life Assurance Plc*	14,234,494
2,150,177	Tesco Plc	16,561,942
226,228	TI Automotive Ltd Class A* (b)	—
948,246	Tomkins Plc	4,458,909
246,525	Travis Perkins Plc	8,430,942
340,847	Trinity Mirror Plc	3,423,668
628,349	Unilever Plc	16,853,373
901,112	United Utilities Plc	13,407,608
377,082	Viridian Group Plc	9,800,052
29,840,583	Vodafone Group Inc	79,107,697
263,056	Whitbread Plc	7,988,197
1,251,036	William Morrison Supermarkets Plc	6,390,785
652,021	Wolseley Plc	15,240,945
2,291,250	Wood Group (John) Plc	10,618,689
804,400	WPP Group Plc	10,701,263
		2,025,590,778

	TOTAL COMMON STOCKS (COST $5,630,885,222)	8,263,120,374

8

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.1%

	Brazil — 0.3%
1,518,000	Randon Participacoes SA 1.07%	6,268,323
602,400	Suzano Bahia Sul Papel e Celulose SA 3.20%	5,751,320
388,000	Tam SA 0.31%	10,932,102
		22,951,745

	France — 0.0%
24,058	Casino Guichard-Perrachon SA 3.81%	1,753,622

	Germany — 0.7%
257,290	Henkel KGaA 1.24%	36,824,432
380,999	Volkswagen AG 2.24%	26,323,378
		63,147,810

	Italy — 0.1%
199,733	Fiat SPA*	3,111,533
92,571	IFI Istituto Finanziario Industries*	2,643,326
		5,754,859

	TOTAL PREFERRED STOCKS (COST $51,606,661)	93,608,036

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08* (b)	37,803

	TOTAL RIGHTS AND WARRANTS (COST $215,949)	37,803

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.7%
224,616,445	Boston Global Investment Trust - Quality Portfolio(c)	224,616,445
96,700,000	Rabobank Time Deposit, 5.27%, due 12/01/06	96,700,000

	TOTAL SHORT-TERM INVESTMENTS (COST $321,316,445)	321,316,445

	TOTAL INVESTMENTS — 99.8%
	(Cost $6,004,024,277)	8,678,082,658

	Other Assets and Liabilities (net) — 0.2%	19,702,052

	TOTAL NET ASSETS — 100.0%	$8,697,784,710

9

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$6,007,095,264	$2,705,918,095	$(34,930,701)	$2,670,987,394

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $210,641,956 collateralized by cash in the amount of $224,616,445 which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)          All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 93.3% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.8%

	Australia — 2.0%
491,866	Brazin Ltd	689,578
1,150,000	Commander Communications Ltd(a)	2,039,775
421,897	Consolidated Rutile Ltd	224,411
895,202	Funtastic Ltd	939,833
1,728,322	Futuris Corp Ltd	2,575,901
658,100	Gunns Ltd	1,509,909
600,000	Macquarie Infrastructure Group	1,657,552
1,000,000	Marquarie Airports	2,797,143
807,869	McGuigan Simeon Wines Ltd	2,066,539
286,000	Multiplex Group	878,867
800,000	Pacific Brands Ltd	1,677,876
850,000	PaperlinX Ltd	2,645,010
438,800	PMP Ltd*	651,220
1,500,000	SP AusNet	1,532,772
		21,886,386

	Austria — 1.1%
92,000	Boehler Uddeholm (Bearer)	5,859,320
20,677	Flughafen Wien AG	1,896,732
34,800	OMV AG	1,872,171
35,000	Wienerberger AG	1,867,328
		11,495,551

	Belgium — 0.8%
102,000	AGFA-Gevaert NV	2,430,061
33,278	Bekaert NV	3,862,930
26,964	Omega Pharma SA	1,868,671
5,006	Unibra SA	630,652
		8,792,314

	Brazil — 1.6%
320,000	Abyara Planejamento*	4,877,598
300,000	Klabin Segall SA*	2,487,298
300,000	Porto Seguro SA	7,648,961
240,600	Terna Participacoes SA*	2,678,273
		17,692,130

	Canada — 4.4%
200,000	Biovail Corp	3,548,006
2,752,300	Breakwater Resources Ltd*	4,578,933
90,600	KAP Resources Ltd*(b)	793
333,500	Linamar Corp	3,977,295
700,000	Lionore Mining Intl Ltd*	7,220,349
123,200	Magna International Inc Class A	9,468,293
541,700	RONA Inc*	10,150,501
193,600	Sun Life Financial Inc	8,264,087
		47,208,257

	Chile — 0.1%
59,600	Inversiones Aguas Metropolitanas SA ADR 144A(b)	1,536,017

	Egypt — 0.1%
30,000	Lecico Egypt SAE GDR	315,000
95,000	Lecico Egypt SAE GDR 144A	997,500
		1,312,500

1

	Finland — 3.2%
430,200	Marimekko Oyj(a)	8,359,043
410,979	Nokian Renkaat Oyj	8,532,134
224,200	Poyry Oyj	3,071,333
46,100	Ramirent Oyj	2,512,208
560,418	Rapala VMC Oyj	4,721,587
222,800	Uponor Oyj	7,302,893
		34,499,198

	France — 5.6%
3,700	Casino Guichard-Perrachon SA	338,500
23,271	Christian Dalloz	2,952,212
51,420	Clarins(a)	3,793,022
7,250	Damart SA	1,817,673
6,450	Damartex SA	287,328
38,600	Essilor International SA	4,151,673
41,870	Eurazeo(a)	5,658,622
142,100	Fimatex*(a)	1,747,496
6,300	Gaumont SA	542,594
48,200	GFI Industries SA(a)	3,541,492
9,000	Guyenne et Gascogne SA	1,219,525
17,700	Klepierre	2,876,841
75,000	M6-Metropole Television(a)	2,566,839
53,500	Michelin SA Class B	4,657,022
94,070	Natixis	2,580,833
51,900	Peugeot SA	3,237,683
1,351	SAGA	75,146
30,400	Schneider Electric SA	3,302,362
842,600	SCOR SA(a)	2,409,669
20,350	Seb SA(a)	2,880,183
30,001	Sequana Capital(a)	927,611
21,000	Thales SA	1,006,014
45,472	Virbac SA	2,712,979
87,141	Zodiac SA(a)	5,348,603
		60,631,922

	Germany — 12.8%
116,080	Aareal Bank AG*	4,651,010
142,664	Adidas AG	7,019,277
73,000	AWD Holding AG	3,000,243
55,800	Beiresdorf AG (Bearer)	3,297,243
242,237	Cat Oil AG*	5,975,087
141,200	Commerzbank AG	5,102,677
15,900	Continental AG	1,813,721
95,100	Depfa Bank Plc	1,724,285
70,000	DIC Asset AG	2,495,920
169,869	Eurocastle Investment	8,492,354
200,000	Francotyp-Postalia Holdings AG*	5,053,720
12,717	Fraport AG(a)	896,606
329,000	Gagfah SA*	10,282,783
79,367	Grenkeleasing AG	3,440,082
87,220	Heidelberger Druckmaschinen	3,788,468
35,000	Hypo Real Estate Holding AG	2,046,072
155,000	IWKA AG*(a)	3,604,164
76,620	Medion AG	824,721
110,400	Metro AG	6,891,628
150,000	Mobilcom AG*(a)	4,123,927
209,780	MTU Aero Engines Holding(a)	8,542,531

2

193,600	Patrizia Immobilien AG*(a)	4,933,203
320,684	Praktiker Bau-Und Heim	10,206,551
402,000	SGL Carbon AG*	9,310,946
197,200	Techem AG	14,207,516
97,300	Thielert AG*(a)	2,643,071
30,000	Wacker-Chemie AG*	4,125,671
		138,493,477

	Hong Kong — 1.4%
2,880,000	Chinese Estates Holdings Ltd	3,644,600
1,145,000	Hopewell Holdings Ltd	3,809,400
1,925,000	Industrial & Commercial Bank of China	3,434,821
4,011,000	Samson Holding Ltd	2,315,358
250,000	Wing Lung Bank	2,402,028
		15,606,207

	India — 0.3%
156,115	Jain Irrigation Systems Ltd	1,185,319
363,756	Sakthi Sugars Ltd*	842,987
900,000	Welspun Gujarat Stahl Ltd	1,718,652
		3,746,958

	Ireland — 1.7%
196,346	Anglo Irish Bank Corp	3,734,225
507,600	Blackrock International*	303,247
65,745	CRH Plc	2,482,488
55,000	FBD Holdings Plc	2,965,781
46,000	Grafton Group Plc*	673,131
379,440	IFG Group Plc	1,020,952
124,000	Irish Continental Group Plc*	2,111,352
209,500	Irish Life & Permanent Plc	5,275,127
		18,566,303

	Italy — 5.1%
355,000	Arnoldo Mondadori Editore SPA(a)	3,565,527
621,425	Banca Intesa SPA	4,398,933
107,000	Banca Popolare di Verona(a)	3,014,245
187,500	Banche Popolari Unite Scrl	4,969,441
157,000	Brembo Filatura del Brembo SPA	1,875,049
179,200	Buzzi Unicem SPA	4,825,048
436,100	Campari(a)	4,362,112
232,700	Finmeccanica SPA	5,780,924
307,716	Grouppo Editoriale L’Espresso(a)	1,655,769
1,228,700	IFIL SPA	9,708,861
300,300	Indesit Company SPA	4,635,578
30,000	Pagnossin SPA*	33,088
600,000	Snam Rete Gas SPA	3,320,596
909,364	Telecom Italia SPA Di RISP	2,418,267
		54,563,438

	Japan — 12.9%
450,000	Akebono Brake Industry Co(a)	4,132,111
50,000	Argo Graphics Inc(a)	769,487
240,000	Asahi Soft Drinks Co Ltd	3,346,467
80,000	Bank of Iwate Ltd (The)	4,592,783
500,000	Capcom(a)	8,856,163
180,000	Daimaru Inc (The)	2,281,151
200,000	Daito Trust Construction Co Ltd	10,302,067
80,000	Diamond Lease Co Ltd(a)	4,009,053
360,000	Hitachi High Technologies Corp	10,449,709

3

390,000	Isuzu Motors Ltd	1,740,092
600	Japan Retail Fund Investment Corp	4,683,846
950,000	Kobe Steel Ltd	2,911,323
800,000	Marubeni Corp	4,047,683
450,000	Nabtesco Corp	5,320,003
350,000	NHK Spring Co Ltd	3,694,423
600,000	Nippon Mining Holdings Inc	4,370,494
450,000	Sanwa Shutter Corp	2,596,858
625,000	Shimadzu Corp	5,242,562
1,935,000	Showa Denko(a)	7,624,933
530,000	Sumitomo Rubber Industries	6,846,262
2,100,000	Tokyu Land Corp	20,201,222
325,000	Toyo Suisan Kaisha Ltd	4,847,276
2,400,000	Ube Industries Ltd	7,095,476
350,000	Yamaha Motor Co Ltd	9,549,107
		139,510,551

	Malaysia — 0.3%
4,675,000	E&O Property Development*	2,160,346
1,400,000	Road Builders	1,353,217
		3,513,563

	Mexico — 0.4%
1,200,000	Controladora Comercial Mexicana SA de CV	2,389,381
1,500,000	Sare Holding SA de CV*	1,843,658
		4,233,039

	Netherlands — 1.2%
136,097	Buhrmann NV	1,916,006
96,300	Fortis NV	3,930,983
463,139	Hagemeyer NV*(a)	2,208,519
43,700	Imtech NV	2,548,723
170,000	Koninklijke Wessanen NV	2,259,095
		12,863,326

	New Zealand — 0.3%
485,400	Air New Zealand	538,303
2,350,000	Canwest Mediaworks	3,097,276
		3,635,579

	Norway — 3.5%
933,334	Ability Drilling ASA*	2,272,803
805,000	Block Watne Gruppen ASA*	4,841,409
1,226,800	Eitzen Chemical ASA*	5,198,136
450,490	Ekornes ASA	10,172,234
566,600	Geo ASA*(a)	4,465,358
58,200	Norwegian Property ASA*	543,281
143,477	Prosafe ASA(a)	9,794,531
		37,287,752

	Philippines — 0.3%
1,147,500	First General Corp	1,297,948
6,373,700	Robinsons Land Corp Class B	2,069,629
		3,367,577

	Singapore — 1.2%
17,296,000	Anwell Technologies Ltd*	512,391
320,000	Ascott Residence Trust	301,737
2,200,000	Banyan Tree Holdings Inc*	1,833,179
614,000	Gold Peak Batteries International	510,626

4

4,778,000	Huan Hsin Holdings Ltd	1,784,242
2,962,000	LMA International NV*	1,232,331
1,587,000	People’s Food Holdings Ltd	1,230,834
2,000,000	Petra Foods Ltd	2,122,332
1,132,000	STATS ChipPAC Ltd*	973,406
1,268,750	Unisteel Technology Ltd	1,886,578
		12,387,656

	South Korea — 1.9%
38,980	Asia Cement Co Ltd	1,703,749
378,290	Handsome Corp	7,055,065
144,000	Kooksoondang Co Ltd	1,074,491
81,100	Korea Electric Terminal Co	1,922,032
320,963	Kortek Corp	2,343,912
61,000	Pulmuone Co Ltd	2,096,125
49,800	Samsung SDI Co Ltd	3,548,306
43,900	Samsung SDI Co Ltd GDR 144A(b)	782,957
		20,526,637

	Spain — 2.5%
57,000	ACS Actividades de Construccion y Servicios SA	3,192,295
63,060	Aguas de Barcelona SA Class A*	2,162,499
14,400	Altadis SA	722,034
10,649	Bankinter SA	814,912
38,296	Cia de Distribucion Integral Logista SA	2,294,547
40,000	Fomento de Construcciones y Contratas SA	3,904,459
15,597	Gas Natural SDG SA	638,155
110,000	Generale De Alquiler*	2,018,900
30,000	Red Electrica de Espana	1,307,757
630	Sociedad General de Aguas de Barcelona SA (New Shares)	21,559
100,000	Tecnicas Reunidas SA*	3,689,652
43,864	Union Fenosa SA	2,292,910
628,157	Uralita SA	4,160,081
		27,219,760

	Sweden — 0.5%
137,670	Lundin Mining Corp SDR*	4,772,612
22,800	Rezidor Hotel Group AB*	171,441
		4,944,053

	Switzerland — 4.4%
2,131	Bank Sarasin & Cie AG Class B (Registered)	6,231,391
2,190	Belimo Holding AG (Registered)	2,059,219
14,450	Bobst Group AG (Registered)	684,785
86,286	Charles Voegele Holding AG*	6,998,519
700	Eichhof Holding AG	936,033
2,389	Forbo Holdings AG (Registered)*	926,296
2,894	Geberit AG (Registered)	4,207,983
17,510	Helvetia Patria Holding (Registered)	5,585,081
1,000	Jelmoli Holding AG (Bearer)	2,229,091
3,250	Jelmoli Holding AG (Registered)	1,458,643
200,309	Kardex AG*	7,218,612
18,700	Swatch Group AG	3,969,657
17,908	Valiant Holding (Registered)*	2,026,893
9,350	Valora Holding AG	2,584,668
		47,116,871

	Taiwan — 1.3%
4,319,000	Arima Computer Corp*	952,410
2,975,500	Benq Corp*	1,635,044

5

3,128,000	China Life Insurance Co Ltd*	1,712,981
2,030,000	China Motor Corp Ltd	1,856,370
427,380	E.Sun Financial Holdings Co Ltd	290,864
826,000	Fubon Financial Holding Co Ltd	777,781
29,000	Fubon Financial Holding Co Ltd GDR (Registered)	272,600
1,641,000	Phoenixtec Power Co Ltd	1,820,526
2,094,398	Sunplus Technology Co Ltd	2,141,350
2,417,940	Tsann Kuen Enterprises Co Ltd	2,071,802
		13,531,728

	Thailand — 0.4%
13,500,000	Asian Property Development Pcl (Foreign Registered)(b)	1,819,969
9,000,000	Home Product Center Pcl (Foreign Registered)(b)	1,441,705
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered)(b)	628,118
		3,889,792

	United Kingdom — 22.5%
145,000	Alliance & Leicester Plc	3,110,345
187,582	Alliance Boots Plc	2,928,933
582,342	Balfour Beatty Plc	4,776,880
357,000	BBA Aviation Plc	2,010,579
687,250	Bodycote International Plc	3,338,361
385,000	Brambles Industries Plc	3,912,727
533,333	Brit Insurance Holdings Plc	3,189,860
438,800	British Airways Plc*	4,260,756
450,000	Brown (N) Group Plc	2,471,361
91,000	Cable & Wireless Plc	279,255
514,100	Carphone Warehouse Group Plc	2,744,566
573,403	Cattle’s Plc	4,550,373
500,000	Centrica Plc	3,260,393
239,888	Chemring Group	7,373,451
550,000	Cobham Plc	1,920,253
742,000	Compass Group Plc	4,191,540
106,951	Computacenter Plc	518,260
200,000	Davis Service Group (Ordinary)	2,005,144
1,500,000	Dawnay Day Treveria Plc	2,403,695
3,300,000	Dimension Data Holdings Plc*	2,884,109
106,250	Fiberweb Plc*	378,038
61,000	Filtrona Plc	329,215
696,493	FKI Plc	1,369,679
307,600	Fyffes Plc	659,689
189,952	Gallaher Group Plc	3,558,932
50,000	Go-Ahead Group Plc	2,086,958
615,000	Group 4 Securicor Plc	2,056,159
315,000	Hanson Plc	4,535,660
171,747	Hays Plc	506,249
386,049	ICAP Plc	3,485,972
102,400	Imperial Tobacco Group Plc	3,770,355
600,000	Inmarsat Plc	4,422,938
300,000	ISOFT Group Plc	233,059
475,000	ITV Plc	1,046,152
425,000	JJB Sports Plc	1,978,247
115,000	Johnson Matthey Plc	3,097,649
104,929	Kazakhmys Plc	2,406,072
335,000	Kelda Group Plc	6,096,438
360,000	Kesa Electricals Plc	2,527,231
237,344	Kier Group Plc	9,902,574
96,000	Lamprell Plc*	369,876
362,200	Matalan Plc	1,419,646
146,000	Misys Plc	618,714

6

250,000	Mitie Group Plc	1,111,140
100,000	Next Plc	3,509,768
250,300	Northern Rock Plc	5,601,632
1,100,000	Northgate Info Solutions Plc	1,831,489
497,357	Pennon Group	5,308,702
823,614	Photo-Me International Plc	1,531,916
305,555	Playtech Ltd	1,449,176
850,000	Premier Foods Plc	4,559,351
115,000	Provident Financial Plc	1,454,297
50,000	Punch Taverns Plc	1,136,449
600,000	Qinetiq Plc	2,205,336
516,254	Resolution Plc	6,462,414
375,736	Rexam Plc	3,980,553
750,000	RM Plc	2,516,062
1,071,893	Royal & Sun Alliance Insurance Group	3,101,612
1,000,000	Sage Group Plc	5,045,294
366,056	Serco Group Plc	2,617,740
275,000	Shire Plc	5,537,444
432,000	Slough Estates Plc	6,220,844
755,160	Smith (David S.) Holdings Plc	2,670,387
165,600	Smith News Plc	417,913
100,000	Soco International Plc*	2,655,591
58,600	Tate & Lyle Plc	919,078
400,300	Tomkins Plc	1,882,319
700,000	Torex Retail Plc	770,161
110,000	Travis Perkins Plc	3,761,905
220,000	Trinity Mirror Plc	2,209,810
1,080,000	TT Group Plc	4,666,164
155,700	Ultra Electronics Holdings	3,311,434
16,179	Venture Production (Ordinary Shares)*	272,003
248,500	Viridian Group Plc	6,458,311
165,600	WH Smith Plc*	1,217,475
270,366	William Hill Plc	3,333,233
1,536,882	William Morrison Supermarkets Plc	7,851,000
137,800	Wolseley Plc	3,221,065
850,000	Wood Group (John) Plc	3,939,284
140,588	Xstrata Plc	6,323,302
275,000	Yell Group Plc	3,113,694
		243,161,691

	TOTAL COMMON STOCKS (COST $650,758,239)	1,013,220,233

	PREFERRED STOCKS — 2.5%

	Brazil — 1.7%
925,000	Iochpe Maxion SA 3.09%	7,096,651
337,500	Saraiva SA Livreiros 0.17%	3,460,739
205,500	Suzano Bahia Sul Papel e Celulose SA 3.20%	1,961,979
194,200	Tam SA 0.31%	5,471,686
		17,991,055

	France — 0.0%
6,800	Casino Guichard-Perrachon SA 3.81%	495,662

	Germany — 0.8%
33,600	Henkel KGaA 1.24%	4,808,974
52,000	Volkswagen AG 2.24%	3,592,701
		8,401,675

7

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries*	285,546

	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 3.69%	263,820

	TOTAL PREFERRED STOCKS (COST $19,744,549)	27,437,758

	RIGHTS AND WARRANTS — 0.0%

	Germany — 0.0%
70,000	DIC Asset AG Rights, Expires 12/12/06*	103,829

	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08*(b)	8,645

	TOTAL RIGHTS AND WARRANTS (COST $111,012)	112,474

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.0%
55,048,327	Boston Global Investment Trust - Quality Portfolio(c)	55,048,327
20,000,000	ING Bank Time Deposit, 5.30%, due 12/01/06	20,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $75,048,327)	75,048,327

	TOTAL INVESTMENTS — 103.3% (Cost $745,662,127)	1,115,818,792

	Other Assets and Liabilities (net) — (3.3%)	(36,116,789)

	TOTAL NET ASSETS — 100.0%	$1,079,702,003

8

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$745,938,980	$389,442,353	$(19,562,541)	$369,879,812

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $48,308,000, collateralized by cash in the amount of $55,048,327, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 84.9% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	AFFILIATED ISSUERS — 100.0%

	Mutual Funds — 100.0%
1,420,325	GMO Alpha Only Fund, Class IV	14,856,596
1,657,050	GMO Currency Hedged International Equity Fund, Class III	13,521,530
329,753	GMO Emerging Countries Fund, Class III	6,532,402
141,983	GMO Emerging Country Debt Fund, Class IV	1,652,678
1,832,554	GMO Emerging Markets Fund, Class VI	42,460,282
159,489	GMO Inflation Indexed Plus Bond Fund, Class VI	4,186,593
1,395,115	GMO International Growth Equity Fund, Class IV	46,443,368
1,267,506	GMO International Intrinsic Value Fund, Class IV	45,871,057
91,454	GMO International Small Companies Fund, Class III	1,343,452
14,619	GMO Short-Duration Investment Fund, Class III	133,476
302,873	GMO Strategic Fixed Income Fund, Class VI	7,823,204
8,619,885	GMO U.S. Core Equity Fund, Class VI	129,212,074
2,417	GMO U.S. Growth Fund, Class III	43,112
1,430,619	GMO U.S. Quality Equity Fund, Class IV	31,187,498
42,302	GMO U.S. Value Fund, Class III	452,630
		345,719,952

	Private Investment Fund — 0.0%
175	GMO SPV I, LLC(a) (b)	67

	TOTAL AFFILIATED ISSUERS (COST $280,512,286)	345,720,019

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

16,666	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $16,668 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $16,999.	16,666

	TOTAL SHORT-TERM INVESTMENTS (COST $16,666)	16,666

	TOTAL INVESTMENTS — 100.0%
	(Cost $280,528,952)	345,736,685

	Other Assets and Liabilities (net) — 0.0%	(22,807)

	TOTAL NET ASSETS — 100.0%	$345,713,878

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$280,622,173	$65,155,856	$(41,344)	$65,114,512

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning		Sales	Dividend	of Realized	Value, end
Affiliate	of period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class III	$21,422,854	$—	$21,413,079	$—	$—	$—

GMO Alpha Only Fund, Class IV	—	23,098,470	8,352,500	59,411	—	14,856,596

GMO Currency Hedged International Equity Fund, Class III	13,917,020	2,713,979	1,958,678	163,319	2,200,660	13,521,530

GMO Emerging Countries Fund, Class III	6,223,371	538,225	491,880	22,675	515,551	6,532,402

GMO Emerging Country Debt Fund, Class IV	1,647,525	56,960	103,001	16,255	40,705	1,652,678

GMO Emerging Markets Fund, Class VI	38,450,725	4,633,528	2,422,494	195,204	3,338,324	42,460,282

GMO Inflation Indexed Bond Fund, Class III	2,698,811	1,020,472	3,656,067	20,472	—	—

GMO Inflation Indexed Plus Bond Fund, Class VI	—	3,987,831	—	—	—	4,186,593

GMO International Growth Equity Fund, Class III	42,494,690	2,402,664	37,027,669	—	1,202,664	—

GMO International Growth Equity Fund, Class IV	—	34,743,487	950,000	—	—	46,443,368

GMO International Intrinsic Value Fund, Class IV	43,151,981	2,996,763	4,953,390	82,195	1,198,568	45,871,057

GMO International Small Companies Fund, Class III	1,247,841	171,092	82,158	4,933	166,158	1,343,452

GMO Short-Duration Investment Fund, Class III	135,556	1,994	8,578	1,994	—	133,476

GMO SPV I, LLC	740	—	—	—	3,410	67	*

GMO Strategic Fixed Income Fund, Class VI	—	7,572,277	—	—	—	7,823,204

GMO U.S. Core Equity Fund, Class VI	126,071,991	9,501,953	11,129,416	1,449,613	—	129,212,074

GMO U.S. Growth Fund, Class III	45,689	1,019	2,924	265	753	43,112

GMO U.S. Quality Equity Fund, Class IV	28,076,814	3,391,241	1,797,277	357,690	28,223	31,187,498

GMO U.S. Value Fund, Class III	454,865	7,308	29,221	4,059	3,248	452,630

Totals	$326,040,473	$96,839,263	$94,378,332	$2,378,085	$8,698,264	$345,720,019

* After effect of return of capital distributions of $170, $249, $153 and $275 on March 7, 2006, May 24, 2006, June 15,  2006 and October 3, 2006, respectively.

Notes to Schedule of Investments:

(a)                     Bankrupt issuer.

(b)                    Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after  that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 40.2% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
30,847,881	GMO Alpha Only Fund, Class IV	322,668,833
2,185,080	GMO Alternative Asset Opportunity Fund, Class III	62,274,775
25,861,634	GMO Core Plus Bond Fund, Class IV	280,857,347
2,213,715	GMO Domestic Bond Fund, Class VI	22,447,068
1,086,810	GMO Emerging Countries Fund, Class III	21,529,716
980,125	GMO Emerging Country Debt Fund, Class IV	11,418,457
9,903,916	GMO Emerging Markets Fund, Class VI	229,473,739
9,895,710	GMO Inflation Indexed Plus Bond Fund, Class VI	259,762,394
2,467,512	GMO International Bond Fund, Class III	25,440,045
6,470,709	GMO International Growth Equity Fund, Class IV	215,409,909
6,036,707	GMO International Intrinsic Value Fund, Class IV	218,468,411
589,483	GMO International Small Companies Fund, Class III	8,659,505
376,780	GMO Short-Duration Investment Fund, Class III	3,440,000
9,464,530	GMO Strategic Fixed Income Fund, Class VI	244,468,808
27,659,103	GMO U.S. Core Equity Fund, Class VI	414,609,960
10,449,611	GMO U.S. Quality Equity Fund, Class IV	227,801,509
66,015	GMO U.S. Value Fund, Class III	706,356
	TOTAL MUTUAL FUNDS (COST $2,324,560,320)	2,569,436,832

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

53,046	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $53,052 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $54,107.	53,046

	TOTAL SHORT-TERM INVESTMENTS (COST $53,046)	53,046

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,324,613,366)	2,569,489,878

	Other Assets and Liabilities (net) — 0.0%	(65,144)

	TOTAL NET ASSETS — 100.0%	$2,569,424,734

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,324,973,556	$244,964,937	$(448,615)	$244,516,322

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class III	$239,791,023	$4,000,000	$244,652,838	$—	$—	$—

GMO Alpha Only Fund, Class IV	—	391,104,993	70,250,000	1,187,203	—	322,668,833

GMO Alternative Asset Opportunity Fund, Class III	54,401,971	4,000,000	—	—	—	62,274,775

GMO Core Plus Bond Fund, Class IV	286,341,943	86,197,051	104,318,375	66,939	—	280,857,347

GMO Currency Hedged International Bond Fund, Class III	60,721,936	—	59,962,201	—	—	—

GMO Currency Hedged International Equity Fund, Class III	69,497,027	13,766,491	74,791,573	895,812	12,070,699	—

GMO Domestic Bond Fund, Class VI	60,995,048	1,277,898	40,170,765	277,897	—	22,447,068

GMO Emerging Countries Fund, Class III	18,879,661	1,773,901	—	74,732	1,699,169	21,529,716

GMO Emerging Country Debt Fund, Class IV	10,551,044	496,017	—	112,208	280,992	11,418,457

GMO Emerging Markets Fund, Class VI	174,293,709	44,741,272	600,000	980,040	16,760,338	229,473,739

GMO Inflation Indexed Bond Fund, Class III	39,248,409	69,648,713	107,725,392	632,284	—	—

GMO Inflation Indexed Plus Bond Fund, Class VI	—	248,578,412	100,000	—	—	259,762,394

GMO International Bond Fund, Class III	23,479,744	1,986,966	1,847,226	3,851	233,115	25,440,045

GMO International Growth Equity Fund, Class III	147,420,878	28,933,783	154,370,848	—	4,964,556	—

GMO International Growth Equity Fund, Class IV	—	177,708,274	4,417,171	—	—	215,409,909

GMO International Intrinsic Value Fund, Class IV	146,232,252	53,474,467	610,519	340,832	4,970,036	218,468,411

GMO International Small Companies Fund, Class III	7,727,372	1,184,753	281,095	31,797	1,071,009	8,659,505

GMO Short-Duration Investment Fund, Class III	3,264,489	59,976	—	51,390	—	3,440,000

GMO Strategic Fixed Income Fund, Class VI	—	237,750,450	99,202	—	—	244,468,808

GMO U.S. Core Equity Fund, Class VI	315,495,777	94,684,649	12,067,434	4,323,057	—	414,609,960

GMO U.S. Quality Equity Fund, Class IV	153,278,225	62,903,885	—	2,373,029	193,727	227,801,509

GMO U.S. Value Fund, Class III	665,029	11,404	—	6,336	5,069	706,356

Totals	$1,812,285,537	$1,524,283,355	$876,264,639	$11,357,407	$42,248,710	$2,569,436,832

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 9.4% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 28.5% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)/ Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 8.2%

		Australia — 0.7%
		Asset-Backed Securities
USD	1,216,828	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.58%, due 12/21/33	1,219,371

		Austria — 1.6%
		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,901,800

		Canada — 1.2%
		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,236,768

		United Kingdom — 2.0%
		Asset-Backed Securities
GBP	676,992	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.44%, due 06/12/35	1,336,120
GBP	1,204,910	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 5.39%, due 09/12/35	2,374,236
		Total United Kingdom	3,710,356

		United States — 2.7%
		U.S. Government
USD	3,712,200	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(a)(b)	3,821,246
USD	1,206,180	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10(a)(c)	1,277,609
		Total United States	5,098,855

		TOTAL DEBT OBLIGATIONS (COST $13,644,553)	15,167,150

		CALL OPTIONS PURCHASED — 0.1%

		Currency Options — 0.1%
	6,700,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	72,210
	1,212,000,000	USD Call/JPY Put, Expires 04/09/07, Strike 119.65	28,555
			100,765

		TOTAL CALL OPTIONS PURCHASED (COST $135,960)	100,765

		PUT OPTIONS PURCHASED — 0.1%

		Currency Options — 0.1%
	6,700,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	25,375
	1,212,000,000	USD Put/JPY Call, Expires 04/09/07, Strike 111.75	116,509
			141,884

		TOTAL PUT OPTIONS PURCHASED (COST $142,833)	141,884

Shares	Description	Value ($)

	MUTUAL FUNDS — 87.5%

	United States — 87.5%
	Affiliated Issuers
502,361	GMO Emerging Country Debt Fund, Class III	5,847,478
4,514,696	GMO Short-Duration Collateral Fund	119,278,255
45,838	GMO Special Purpose Holding Fund(d)(e)	64,174
1,428,645	GMO World Opportunity Overlay Fund	36,644,744

	TOTAL MUTUAL FUNDS (COST $156,005,512)	161,834,651

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
1,135,459	Merrimac Cash Series-Premium Class	1,135,459

	TOTAL SHORT-TERM INVESTMENTS (COST $1,135,459)	1,135,459

	TOTAL INVESTMENTS — 96.5% (Cost $171,064,317)	178,379,909

	Other Assets and Liabilities (net) — 3.5%	6,522,062

	TOTAL NET ASSETS — 100.0%	$184,901,971

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$172,083,755	$6,381,188	$(85,034)	$6,296,154

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$5,052,494	$601,069	$—	$57,034	$144,035	$5,847,478

GMO Short-Duration Collateral Fund	106,481,153	30,586,858	21,400,000	1,186,859	—	119,278,255

GMO Special Purpose Holding Fund	377,249	—	—	—	1,987,277	64,174

GMO World Opportunity Overlay Fund	34,414,166	7,525,000	5,875,000	—	—	36,644,744

Totals	$146,325,062	$38,712,927	$27,275,000	$1,243,893	$2,131,312	$161,834,651

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/01/2006	USD	12,939	EUR	9,870	$132
12/01/2006	USD	22,573	SEK	155,000	58
12/05/2006	USD	82,963,300	EUR	64,700,000	2,726,277
12/12/2006	USD	8,335,549	NZD	12,700,000	351,469
12/19/2006	USD	21,336,863	JPY	2,500,000,000	304,713
1/09/2007	EUR	10,700,000	NOK	89,174,791	307,600
1/16/2007	USD	26,681,324	AUD	35,200,000	1,059,444
1/23/2007	CAD	12,100,000	USD	10,650,261	38,702
1/30/2007	EUR	3,400,000	SEK	31,164,297	52,029
2/06/2007	USD	33,319,981	GBP	17,500,000	1,093,013
2/13/2007	USD	1,835,668	CHF	2,200,000	12,355
2/20/2007	USD	77,410,157	EUR	58,300,000	82,786

					$6,028,578

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/01/2006	SEK	155,000	USD	22,573	$(58)
12/05/2006	EUR	64,700,000	USD	85,172,932	(516,645)
12/12/2006	NZD	2,000,000	USD	1,312,463	(55,571)
12/19/2006	JPY	920,000,000	USD	7,876,154	(87,946)
1/09/2007	NOK	45,334,933	EUR	5,400,000	(209,041)
1/16/2007	AUD	8,700,000	USD	6,809,931	(46,452)
1/23/2007	USD	1,961,894	CAD	2,200,000	(32,520)
2/13/2007	CHF	13,800,000	USD	11,154,625	(437,519)

					$(1,385,752)

Futures Contracts

				Net Unrealized
Number of Contracts	Type	Expiration Date	Contract Value	Appreciation (Depreciation)

Buys

120	Australian Government Bond 10 Yr.	December 2006	$9,761,693	$(12,399)
180	Australian Government Bond 3 Yr.	December 2006	14,247,350	(31,566)
62	Euro BOBL	December 2006	9,028,783	19,997
72	Euro Bund	December 2006	11,297,446	35,961
33	Japanese Government Bond 10 Yr. (TSE)	December 2006	38,512,115	212,800
116	UK Gilt Long Bond	March 2007	25,064,728	66,301
				$291,094

Sales

90	Canadian Government Bond 10 Yr.	March 2007	$9,097,326	$(51,571)
100	Federal Funds 30 day	December 2006	39,486,492	246
34	U.S. Long Bond	March 2007	3,888,750	(37,471)
86	U.S. Treasury Note 10 Yr.	March 2007	9,390,125	(72,223)
134	U.S. Treasury Note 2 Yr.	March 2007	27,470,000	(52,758)
16	U.S. Treasury Note 5 Yr.	March 2007	1,698,500	(6,384)
				$(220,161)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

  Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
53,000,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	$3,644
18,600,000	SEK	3/21/2012	Citigroup	Receive	4.10%	3 month SEK STIBOR	14,642
17,800,000	SEK	3/21/2012	Deutsche Bank AG	Receive	4.10%	3 month SEK STIBOR	14,012
14,700,000	SEK	3/21/2012	JP Morgan Chase Bank	Receive	4.10%	3 month SEK STIBOR	11,572
14,400,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(105,721)
800,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(5,873)
1,500,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(11,013)
35,300,000	SEK	3/21/2014	Deutsche Bank AG	Receive	4.20%	3 month SEK STIBOR	58,993
4,500,000	CHF	3/21/2014	Deutsche Bank AG	(Pay)	2.85%	6 month CHF LIBOR	(67,780)
1,600,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(24,100)
2,800,000	CHF	3/21/2014	Merrill Lynch	(Pay)	2.85%	6 month CHF LIBOR	(42,174)
31,600,000	SEK	3/21/2017	Deutsche Bank AG	Receive	4.30%	3 month SEK STIBOR	104,216
8,400,000	SEK	3/21/2017	JP Morgan Chase Bank	Receive	4.30%	3 month SEK STIBOR	27,703
1,500,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(38,962)
6,300,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(163,639)
1,500,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(38,962)
700,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(18,182)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	1,112,770
							$831,146

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
75,000,000	USD	9/24/2007	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Hedged Traded Total Return Government Bond Index	$89,603

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
LIBOR - London Interbank Offered Rate
RMAC - Residential Mortgage Acceptance Corp.
STIBOR - Stockholm Interbank Offered Rate
Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(c)	All or a portion of this security has been segregated to cover collateral requirements on open swap contracts.
(d)	Bankrupt issuer.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 25.8% of net assets.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Australia — 1.8%
6,568	Australia and New Zealand Banking Group Ltd	147,149
16,811	BHP Billiton Ltd	347,965
1,467	CSL Ltd	68,408
1,710	Macquarie Bank Ltd	97,914
3,586	QBE Insurance Group Ltd	73,114
3,078	Rio Tinto Ltd	179,484
3,916	Suncorp-Metway Ltd	63,109
42,739	Telstra Corp Ltd	126,790
5,141	Woodside Petroleum Ltd	152,853
		1,256,786

	Austria — 0.4%
2,540	Oesterreichische Elektrizitaetswirtschafts AG Class A	127,595
2,188	OMV AG	117,710
		245,305

	Belgium — 1.5%
539	Colruyt SA	102,092
8,732	Fortis	356,578
1,977	Inbev NV	130,000
1,627	KBC Groep NV	183,487
4,487	UCB SA	284,858
		1,057,015

	Canada — 3.0%
900	Bank of Montreal	53,895
2,100	Bank of Nova Scotia	95,526
2,500	Barrick Gold Corp	78,280
2,500	Canadian National Railway Co	117,377
7,500	Canadian Natural Resources	406,506
4,200	EnCana Corp	218,302
1,600	Husky Energy Inc	109,796
2,600	Imperial Oil Ltd	97,644
1,600	Nexen Inc	87,604
5,200	Petro-Canada	234,445
5,800	Royal Bank of Canada	270,587
2,300	Shell Canada Ltd	87,304
3,400	Talisman Energy Inc	57,071
1,200	Teck Corp Class B	90,416
2,100	Thomson Corp	89,568
		2,094,321

	Finland — 1.7%
8,600	Fortum Oyj	252,058
33,950	Nokia Oyj	686,691
4,000	Outokumpu Oyj	134,625
2,800	Sampo Oyj Class A	71,032
		1,144,406

	France — 5.8%
2,603	BNP Paribas	281,209
3,381	Carrefour SA	211,833
7,366	Credit Agricole SA	312,783
2,873	Electricite de France	184,300
733	Groupe Danone	113,009

1

466	Lafarge SA	67,907
2,255	L’Oreal SA	227,812
4,315	Mittal Steel Co NV	177,723
2,692	Peugeot SA	167,935
952	Renault SA	114,465
4,820	Sanofi-Aventis	424,612
762	Schneider Electric SA	82,776
1,774	Societe Generale	298,146
5,251	Suez SA	252,367
13,907	Total SA(a)	991,173
1,536	Veolia Environnement	101,920
		4,009,970

	Germany — 2.9%
508	Allianz AG (Registered)	99,039
3,269	Altana AG	190,952
2,041	Bayerische Motoren Werke AG	112,423
1,274	Continental AG	145,326
1,564	Deutsche Bank AG (Registered)	202,284
617	Deutsche Boerse AG	103,798
3,851	Deutsche Lufthansa AG (Registered)	96,768
1,440	MAN AG	138,434
1,987	Metro AG	124,037
1,699	RWE AG	193,911
833	SAP AG	174,056
4,970	ThyssenKrupp AG	192,727
2,044	Volkswagen AG	223,287
		1,997,042

	Hong Kong — 0.5%
29,000	CLP Holdings Ltd	192,559
34,500	Hong Kong Electric Holdings Ltd	162,668
		355,227

	Ireland — 0.8%
4,277	Allied Irish Banks Plc	118,889
13,806	Bank of Ireland	297,391
2,780	CRH Plc	104,971
		521,251

	Italy — 2.4%
23,804	Enel SPA	243,110
39,168	ENI SPA	1,287,311
16,801	UniCredito Italiano SPA	145,453
		1,675,874

	Japan — 14.4%
3,400	Aeon Co Ltd	79,719
2,100	Astellas Pharma Inc	91,544
7,500	Canon Inc	394,466
8,800	Chubu Electric Power Co Inc	263,827
3,600	Daiichi Sankyo Co Ltd	110,606
1,900	Daito Trust Construction Co Ltd	97,870
3,000	Daiwa House Industry Co Ltd	52,433
8,000	Daiwa Securities Group Inc	90,992
5,400	Denso Corp	203,710
31	East Japan Railway Co	216,843
4,200	Eisai Co Ltd	223,498
17,000	Fuji Heavy Industries Ltd	87,786
14,000	Fujitsu Ltd	113,895
2,300	Hitachi Chemical Co Ltd	60,809

2

6,000	Hokuhoku Financial Group Inc	22,046
9,000	Honda Motor Co Ltd	316,935
2,600	Hoya Corp	102,003
22,000	Itochu Corp	176,541
1,900	JFE Holdings Inc	87,266
4,700	Kansai Electric Power Co Inc	117,151
2,000	Kao Corp	53,880
8,000	Kirin Brewery Co Ltd	112,503
6,000	Komatsu Ltd	108,262
4,000	Konica Minolta Holdings Inc*	57,807
800	Kyocera Corp	71,737
39,000	Marubeni Corp	197,325
28,000	Mazda Motor Corp	191,091
3,000	Millea Holdings Inc	107,417
20,800	Mitsubishi Corp	385,408
6,000	Mitsubishi Estate Co Ltd	147,348
20,000	Mitsubishi Heavy Industries	86,559
19,000	Mitsui & Co	257,151
6,000	Mitsui Fudosan Co Ltd	140,227
39,000	Mizuho Trust & Banking Co Ltd(a)	91,357
1,200	Murata Manufacturing Co Ltd	81,298
900	Nintendo Co Ltd	213,797
27,600	Nissan Motor Co	334,727
2,300	Nissin Food Products Co Ltd	77,882
6,900	Nomura Holdings Inc	120,194
72	NTT Docomo Inc	109,686
3,000	Olympus Corp	93,662
1,000	ORIX Corp	271,557
39,000	Osaka Gas Co Ltd	140,277
2,000	Seven & I Holdings Co Ltd	63,496
3,200	Shin-Etsu Chemical Co Ltd	210,739
3,000	Shiseido Co Ltd	60,399
3,800	Sony Corp	149,140
1,000	SUMCO Corp	74,642
15,000	Sumitomo Chemical Co Ltd	100,344
19,000	Sumitomo Corp	265,000
35,000	Sumitomo Metal Industries Ltd	133,522
22	Sumitomo Mitsui Financial Group Inc	230,870
6,000	Sumitomo Realty & Development Co Ltd	190,131
1,000	T & D Holdings	72,490
10,200	Takeda Pharmaceutical Co Ltd	664,793
1,000	Tokyo Electron Ltd	76,926
19,000	Tokyo Gas Co Ltd	94,049
9,000	TonenGeneral Sekiyu KK	92,686
9,000	Toray Industries Inc	66,611
21,000	Toshiba Corp	133,774
13,900	Toyota Motor Corp	834,688
1,600	Yakult Honsha Co Ltd	40,555
560	Yamada Denki Co Ltd	52,752
		9,968,699

	Netherlands — 2.3%
10,074	ABN Amro Holdings NV	303,639
5,295	Heineken NV	258,351
16,915	ING Groep NV	722,993
11,244	Koninklijke Ahold NV*	112,859
6,308	Koninklijke KPN NV	86,657
4,800	Unilever NV (New York Shares)	127,152
		1,611,651

3

	Norway — 1.8%
724	Aker Kvaerner Ogep ASA	83,161
8,900	DnB NOR ASA	121,149
8,800	Norsk Hydro ASA	218,824
1,600	Orkla ASA	89,950
1,212	Petroleum Geo Services ASA*	81,860
20,500	Statoil ASA	571,826
4,100	Telenor ASA	70,529
		1,237,299

	Portugal — 0.1%
13,035	Electricidade de Portugal SA	61,822

	Singapore — 1.3%
49,000	Capitaland Ltd	199,085
5,000	Keppel Corp Ltd	56,589
101,000	Singapore Technologies Engineering Ltd	198,083
200,320	Singapore Telecommunications	374,937
7,000	United Overseas Bank Ltd	84,514
		913,208

	Spain — 1.5%
726	Acciona SA	133,219
2,406	ACS Actividades de Construccion y Servicios SA	134,748
8,238	Iberdrola SA	366,335
3,545	Inditex SA	179,990
5,369	Repsol YPF SA	193,264
		1,007,556

	Sweden — 2.4%
4,400	Assa Abloy AB Class B	89,845
5,800	Atlas Copco AB Class A	171,449
3,200	Atlas Copco AB Class B	91,954
6,600	Hennes & Mauritz AB Class B	307,961
16,500	Nordea AB	233,259
11,000	Sandvik AB	142,013
5,000	Skandinaviska Enskilda Banken AB Class A	147,059
1,100	Svenska Cellulosa AB (SCA)	54,006
10,100	Swedish Match AB	179,053
9,700	Tele2 AB Class B	124,951
1,500	Volvo AB Class B	97,619
		1,639,169

	Switzerland — 4.5%
24,559	ABB Ltd	398,844
1,200	Alcon Inc	131,544
1,687	Compagnie Financiere Richemont AG Class A	91,172
3,690	Credit Suisse Group	244,722
919	Nestle SA (Registered)	324,931
5,687	Novartis AG (Registered)	332,402
1,916	Roche Holding AG (Non Voting)	346,886
247	Serono SA	224,428
92	Societe Generale de Surveillance Holding SA (Registered)	98,475
261	Swatch Group AG	55,405
7,542	UBS AG (Registered)	455,203
1,659	Zurich Financial Services AG	432,336
		3,136,348

	United Kingdom — 9.0%
10,516	Anglo American Plc	490,815
4,841	AstraZeneca Plc	280,809
13,356	Barclays Plc	179,040

4

22,012	BG Group Plc	296,746
9,879	BHP Billiton Plc	188,015
5,648	British American Tobacco Plc	160,177
14,187	Cadbury Schweppes Plc	146,530
40,966	Centrica Plc	267,130
6,597	Diageo Plc	126,711
13,344	GlaxoSmithKline Plc	354,698
8,232	HBOS Plc	168,578
11,048	HSBC Holdings Plc	204,150
8,548	Imperial Tobacco Group Plc	314,736
8,860	Man Group Plc	82,734
10,868	Marks & Spencer Group Plc	146,201
4,003	Next Plc	140,496
2,269	Reckitt Benckiser Plc	101,084
7,133	Rio Tinto Plc	382,541
25,176	Royal Bank of Scotland Group	913,565
19,567	Royal Dutch Shell Group Class A	692,835
6,111	Scottish & Southern Energy Plc	175,200
20,131	Tesco Plc	155,061
5,472	Xstrata Plc	246,117
		6,213,969

	United States — 40.1%
1,300	Abercrombie & Fitch Co.-Class A	87,672
2,200	Adobe Systems, Inc.*	88,286
1,900	Akamai Technologies, Inc.*	92,853
3,700	Allstate Corp. (The)	234,876
1,700	AMBAC Financial Group, Inc.	145,588
3,600	American International Group, Inc.	253,152
2,000	American Tower Corp.-Class A*	75,740
5,100	AmerisourceBergen Corp.	234,549
3,800	Amgen, Inc.*	269,800
4,600	Anheuser-Busch Cos., Inc.	218,546
4,900	Apple Computer, Inc.*	449,232
6,800	Archer-Daniels-Midland Co.	238,680
1,700	Autodesk, Inc.*	70,006
2,200	Baker Hughes, Inc.	161,546
10,200	Bank of America Corp.	549,270
1,800	Baxter International, Inc.	80,532
5,900	BEA Systems, Inc.*	81,243
600	Bear Stearns Cos. (The), Inc.	91,488
5,100	Bed Bath & Beyond, Inc.*	197,625
2,100	Best Buy Co., Inc.	115,437
2,800	Biomet, Inc.	105,868
3,700	Boeing Co.	327,561
2,500	Burlington Northern Santa Fe Corp.	187,900
3,700	Capital One Financial Corp.	288,156
3,100	Caremark Rx, Inc.	146,630
3,600	Caterpillar, Inc.	223,308
2,000	CDW Corp.	141,000
3,000	Celgene Corp.*	167,190
1,900	Centex Corp.	105,146
5,200	Charles Schwab Corp. (The)	95,368
5,300	Chevron Corp.	383,296
15,200	Cisco Systems, Inc.*	408,576
2,300	Coach, Inc.*	99,383
3,900	Coca-Cola Co. (The)	182,637
1,200	Cognizant Technologies Solutions Corp.-Class A*	97,872
2,200	Colgate-Palmolive Co.	143,110
2,900	Comcast Corp.-Class A*	117,334
9,842	ConocoPhillips	662,367

5

3,100	CVS Corp.	89,187
4,500	D.R. Horton, Inc.	119,880
22,800	Dell, Inc.*	621,072
4,400	Direct TV Group (The)*	100,100
2,700	E.I. du Pont de Nemours & Co.	126,711
1,400	Electronic Arts, Inc.*	78,190
800	Everest RE Group, Ltd.	78,728
1,500	Expeditors International of Washington, Inc.	67,860
1,400	Express Scripts, Inc.*	95,480
9,100	Exxon Mobil Corp.	698,971
8,700	Fannie Mae	496,161
2,100	FedEx Corp.	242,403
2,095	Fidelity National Information Services, Inc.	83,590
2,586	Fidelity National Title Group, Inc.-Class A	58,547
1,800	Franklin Resources, Inc.	192,132
4,600	Freddie Mac	308,936
8,700	Gap (The), Inc.	162,864
3,300	Genentech, Inc.*	269,775
1,600	General Dynamics Corp.	119,744
1,100	Gilead Sciences, Inc.*	72,512
1,800	Goldman Sachs Group, Inc.	350,640
900	Google, Inc.-Class A*	436,428
3,800	Halliburton Co.	128,212
1,600	Hansen Natural Corp.*	45,008
4,600	Harley-Davidson, Inc.	339,342
600	Hartford Financial Services Group, Inc.	51,456
13,500	Hewlett-Packard Co.	532,710
22,200	Home Depot, Inc.	842,934
2,200	Illinois Tool Works, Inc.	103,840
9,400	Intel Corp.	200,690
3,800	International Business Machines Corp.	349,296
2,000	International Game Technology	87,560
2,800	Intuit, Inc.*	88,144
3,000	JC Penney Co., Inc.	232,020
18,500	Johnson & Johnson	1,219,335
1,300	Johnson Controls, Inc.	105,729
1,500	Kellogg Co.	74,670
5,300	King Pharmaceuticals, Inc.*	87,609
1,700	Kohls Corp.*	118,320
1,900	Las Vegas Sands Corp.*	173,964
3,500	Lehman Brothers Holdings, Inc.	257,845
1,800	Lennar Corp.-Class A	94,500
2,200	Lockheed Martin Corp.	198,990
14,100	Lowe’s Cos., Inc.	425,256
1,300	Marathon Oil Corp.	122,694
3,900	McDonald’s Corp.	163,683
2,300	Medtronic, Inc.	119,899
2,500	Merrill Lynch & Co., Inc.	218,575
2,500	Metlife, Inc.	146,825
1,600	MGIC Investment Corp.	92,736
1,400	Monsanto Co.	67,298
1,800	Moody’s Corp.	125,064
3,000	Morgan Stanley	228,480
4,100	Motorola, Inc.	90,897
1,900	Nabors Industries Ltd.*	64,144
2,900	Network Appliance, Inc.*	113,709
7,300	News Corp.-Class A	150,380
1,200	NII Holdings, Inc.*	77,916
2,500	Nordstrom, Inc.	122,550
2,900	Norfolk Southern Corp.	142,825
4,300	Nvidia Corp.*	159,057

6

2,000	Occidental Petroleum Corp.	100,680
800	Omnicom Group, Inc.	81,728
29,900	Oracle Corp.*	568,997
1,700	Pepsi Bottling Group, Inc.	53,244
4,300	PepsiCo, Inc.	266,471
72,500	Pfizer, Inc.	1,993,025
1,500	Phelps Dodge Corp.	184,500
700	Prudential Financial, Inc.	57,036
3,800	Pulte Homes, Inc.	128,212
4,500	Qualcomm, Inc.	164,655
1,400	Quest Diagnostics, Inc.	74,438
1,700	Radian Group, Inc.	90,457
2,800	Raytheon Co.	142,912
2,800	Safeway, Inc.	86,268
6,100	Schering-Plough Corp.	134,261
8,700	Schlumberger Ltd.	595,776
1,800	Southern Copper Corp.	98,478
1,600	SPX Corp.	97,776
5,000	Starbucks Corp.*	176,450
3,200	Stryker Corp.	165,952
6,400	Symantec Corp.*	135,680
7,400	Texas Instruments, Inc.	218,670
1,300	TXU Corp.	74,607
1,300	Union Pacific Corp.	117,676
4,400	United Technologies Corp.	283,932
2,100	UnitedHealth Group, Inc.	103,068
2,600	Valero Energy Corp.	143,182
2,600	Wal-Mart Stores, Inc.	119,860
3,600	Walt Disney Co. (The)	118,980
2,768	Weatherford International Ltd.*	124,311
2,600	WellPoint, Inc.*	196,742
3,100	Wyeth	149,668
2,300	Zimmer Holdings, Inc.*	167,808
		27,668,396

	TOTAL COMMON STOCKS (COST $56,531,324)	67,815,314

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%
389	Henkel KGaA 1.24%	55,675
3,215	Volkswagen AG 2.24%	222,126
		277,801

	TOTAL PREFERRED STOCKS (COST $136,987)	277,801

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%
500,000	Banque Nationale de Paris Time Deposit, 5.27%, due 12/01/06	500,000
1,061,450	Boston Global Investment Trust - Quality Portfolio(b)	1,061,450

	TOTAL SHORT-TERM INVESTMENTS (COST $1,561,450)	1,561,450

7

TOTAL INVESTMENTS — 100.9%
(Cost $58,229,761)	69,654,565

Other Assets and Liabilities (net) — (0.9%)	(618,462)

TOTAL NET ASSETS — 100.0%	$69,036,103

8

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$58,229,761	$12,454,877	$(1,030,073)	$11,424,804

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	250,129	NZD	378,942	$7,891
2/23/2007	USD	1,046,451	NOK	6,684,848	43,110
2/23/2007	USD	1,154,122	SEK	8,109,348	36,109
2/23/2007	USD	1,447,657	CHF	1,790,080	57,617
2/23/2007	USD	1,617,396	JPY	188,481,812	28,927
2/23/2007	USD	1,683,304	SGD	2,608,560	18,528

					$192,182

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	CHF	281,000	USD	226,850	$(9,442)
2/23/2007	AUD	1,247,658	USD	955,765	(26,427)
2/23/2007	GBP	1,593,300	USD	3,013,881	(119,478)
2/23/2007	USD	2,466,211	CAD	2,795,555	(12,187)
2/23/2007	HKD	2,475,839	USD	319,134	(31)
2/23/2007	EUR	3,406,683	USD	4,383,637	(145,512)

					$(313,077)

Futures Contracts

				Net
				Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

9	DAX	December 2006	$1,883,226	$82,959
8	MSCI Singapore	December 2006	358,096	1,710
				$84,669

Sales

16	CAC 40	December 2006	$1,129,935	$37,565
4	S&P/MIB	December 2006	1,068,936	(62,062)
				$(24,497)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $1,008,517, collateralized by cash in the amount of $1,061,450, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)         All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 54.9% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 24.1%

	United States — 24.1%

	Corporate Debt — 0.7%
13,850,000	JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, 4.60%, due 02/15/12	14,992,625

	U.S. Government — 23.4%
52,142,400	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11(a) (b)	52,427,554
22,573,200	U.S. Treasury Inflation Indexed Bond, 3.00%, due 07/15/12(a)	23,536,088
28,628,600	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(a)	28,029,189
2,509,380	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	3,168,876
6,172,200	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29(a)	8,129,945
196,029,600	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10(a)	186,840,712
33,374,290	U.S. Treasury Inflation Indexed Note, 2.00%, due 07/15/14(a)	32,957,111
70,855,785	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16(a)	69,870,447
82,789,771	U.S. Treasury Inflation Indexed Note, 2.38%, due 01/15/25(a)	85,596,862
		490,556,784
	Total United States	505,549,409

	TOTAL DEBT OBLIGATIONS (COST $498,303,405)	505,549,409

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Currency Options — 0.0%
74,700,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	805,089
13,561,000,000	USD Call/JPY Put, Expires 4/09/07, Strike 119.65	319,497
		1,124,586

	TOTAL CALL OPTIONS PURCHASED (COST $1,519,304)	1,124,586

Principal Amount	Description	Value ($)

	PUT OPTIONS PURCHASED — 0.1%

	Currency Options — 0.1%
74,700,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	282,911
13,561,000,000	USD Put/JPY Call, Expires 4/09/07, Strike 111.75	1,303,619
		1,586,530

	TOTAL PUT OPTIONS PURCHASED (COST $1,596,101)	1,586,530

Shares	Description	Value ($)

	MUTUAL FUNDS — 74.2%

	United States — 74.2%

	Affiliated Issuers
5,361,922	GMO Emerging Country Debt Fund, Class III	62,412,769
40,690,262	GMO Short-Duration Collateral Fund	1,075,036,712
28,918	GMO Special Purpose Holding Fund(c) (d)	40,485
16,254,524	GMO World Opportunity Overlay Fund	416,928,534

	TOTAL MUTUAL FUNDS (COST $1,527,914,913)	1,554,418,500

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
9,252,053	Merrimac Cash Series-Premium Class	9,252,053

	TOTAL SHORT-TERM INVESTMENTS (COST $9,252,053)	9,252,053

	TOTAL INVESTMENTS — 98.9%
	(Cost $2,038,585,776)	2,071,931,078

	Other Assets and Liabilities (net) — 1.1%	23,063,847

	TOTAL NET ASSETS — 100.0%	$2,094,994,925

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,038,585,776	$34,299,137	$(953,835)	$33,345,302

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$—	$58,330,103	$—	$93,635	$236,468	$62,412,769

GMO Short-Duration Collateral Fund	—	1,158,796,211	105,000,000	2,796,211	—	1,075,036,712

GMO Special Purpose Holding Fund	—	139,034	—	—	—	40,485	*

GMO World Opportunity Overlay Fund	—	423,500,000	8,650,000	—	—	416,928,534

Totals	$—	$1,640,765,348	$113,650,000	$2,889,846	$236,468	$1,554,418,500

*                 After the effect of return of capital distributions of $11,757 and $81,028 on June 16, 2006 and October 4, 2006, respectively.

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/05/2006	USD	284,117,808	EUR	219,800,000	$6,988,361
12/12/2006	USD	96,206,210	NZD	146,500,000	4,002,298
12/19/2006	USD	65,993,611	JPY	7,820,000,000	1,701,240
1/09/2007	EUR	115,200,000	NOK	961,260,171	3,502,444
1/16/2007	USD	291,078,274	AUD	384,000,000	11,548,286
1/23/2007	CAD	165,300,000	USD	145,759,918	793,744
1/30/2007	EUR	38,500,000	SEK	351,295,089	355,449
2/06/2007	USD	308,647,075	GBP	162,100,000	10,115,569
2/13/2007	USD	14,359,853	CHF	17,100,000	4,325
2/20/2007	USD	43,707,433	EUR	32,900,000	23,576

					$39,035,292

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/01/2006	SEK	1,729,000	USD	251,802	$(644)
12/05/2006	EUR	219,800,000	USD	280,134,308	(10,971,860)

12/12/2006	NZD	26,100,000	USD	17,181,099	(671,748)
12/19/2006	JPY	60,230,000,000	USD	516,507,308	(4,881,550)
1/09/2007	NOK	461,174,067	EUR	55,000,000	(2,036,320)
1/16/2007	AUD	94,900,000	USD	74,215,746	(573,995)
1/23/2007	USD	13,488,767	CAD	15,100,000	(246,243)
2/13/2007	CHF	151,100,000	USD	122,142,489	(4,783,084)

					$(24,165,444)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

1,322	Australian Government Bond 10 Yr.	December 2006	$107,541,329	$(153,621)
1,979	Australian Government Bond 3 Yr.	December 2006	156,641,697	(349,987)
10	Japanese Government Bond 10 Yr. (LIF)	December 2006	11,686,752	12,357
92	Japanese Government Bond 10 Yr. (TSE)	December 2006	107,367,112	161,723
868	UK Gilt Long Bond	March 2007	187,553,308	502,078
				$172,550

Sales

1,293	Canadian Government Bond 10 Yr.	March 2007	$130,698,235	$(742,047)
271	Euro BOBL	December 2006	39,464,517	(97,079)
576	Euro Bund	December 2006	90,379,577	(354,137)
991	U.S. Long Bond	March 2007	113,345,625	(1,316,922)
1,134	U.S. Treasury Note 10 Yr.	March 2007	123,818,625	(972,883)
1,670	U.S. Treasury Note 2 Yr.	March 2007	342,350,000	(671,177)
591	U.S. Treasury Note 5 Yr.	March 2007	62,738,344	(311,147)
				$(4,465,392)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
336,600,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	$23,142
511,100,000	SEK	3/21/2012	Citigroup	Receive	4.10%	3 month SEK STIBOR	402,342
142,300,000	SEK	3/21/2012	Deutsche Bank AG	Receive	4.10%	3 month SEK STIBOR	112,020
156,600,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(1,149,720)
8,800,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(64,608)
15,000,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(110,126)
523,600,000	SEK	3/21/2014	JP Morgan Chase Bank	Receive	4.20%	3 month SEK STIBOR	875,030
51,700,000	CHF	3/21/2014	Deutsche Bank AG	(Pay)	2.85%	6 month CHF LIBOR	(778,716)
17,400,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(262,082)
33,600,000	CHF	3/21/2014	Merrill Lynch	(Pay)	2.85%	6 month CHF LIBOR	(506,090)
313,600,000	SEK	3/21/2017	Deutsche Bank AG	Receive	4.30%	3 month SEK STIBOR	1,034,244
17,200,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(446,762)
77,100,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(2,002,635)
17,200,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(446,762)
8,200,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(212,991)
							$(3,533,714)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
129,771,996	USD	12/29/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	$1,035,144
98,760,828	USD	12/29/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	787,779
607,617,303	USD	1/31/2007	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	4,846,743
6,000,000	USD	2/28/2007	JP Morgan Chase Bank	1 month LIBOR - 0.08%	Lehman Brothers 1 - 10 Year TIPS Index	7,324
255,000,000	USD	3/30/2007	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	1,996,643
206,370,000	USD	4/30/2007	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	1,344,397
285,000,000	USD	5/31/2007	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	0

						$10,018,030

Notes to Schedule of Investments:

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(c)          Bankrupt issuer.

(d)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 22.5% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 5.1%

		Australia — 0.2%

		Asset-Backed Securities
USD	655,215	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.58%, due 12/21/33	656,584

		Canada — 1.7%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,825,717
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,444,569
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,355,152
		Total Canada	7,625,438

		United Kingdom — 0.4%

		Asset-Backed Securities
GBP	338,496	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	668,060
GBP	602,455	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.98%, due 09/12/35	1,187,118
		Total United Kingdom	1,855,178

		United States — 2.8%

		U.S. Government
USD	7,536,780	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08(a)(b)	7,594,483
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07(a)	4,960,938
		Total United States	12,555,421

		TOTAL DEBT OBLIGATIONS (COST $20,426,364)	22,692,621

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Currency Options — 0.0%
16,200,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	174,597
2,921,000,000	USD Call/JPY Put, Expires 04/09/07, Strike 119.65	68,819

	TOTAL CALL OPTIONS PURCHASED (COST $328,055)	243,416

Principal Amount	Description	Value ($)

	PUT OPTIONS PURCHASED — 0.1%

	Currency Options — 0.1%
16,200,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	61,354
2,921,000,000	USD Put/JPY Call, Expires 04/09/07, Strike 111.75	280,796

	TOTAL PUT OPTIONS PURCHASED (COST $344,643)	342,150

Shares	Description	Value ($)

	MUTUAL FUNDS — 91.0%

	United States — 91.0%
	Affiliated Issuers
1,241,748	GMO Emerging Country Debt Fund, Class III	14,453,947
11,537,524	GMO Short-Duration Collateral Fund	304,821,380
37,466	GMO Special Purpose Holding Fund(c)(d)	52,452
3,466,303	GMO World Opportunity Overlay Fund	88,910,662

	TOTAL MUTUAL FUNDS (COST $395,714,730)	408,238,441

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
1,351,774	Merrimac Cash Series-Premium Class	1,351,774

	TOTAL SHORT-TERM INVESTMENTS (COST $1,351,774)	1,351,774

	TOTAL INVESTMENTS — 96.5%
	(Cost $418,165,566)	432,868,402

	Other Assets and Liabilities (net) — 3.5%	15,804,487

	TOTAL NET ASSETS — 100.0%	$448,672,889

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
Aggregate	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$419,472,490	$13,678,083	$(282,171)	$13,395,912

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period

GMO Emerging Country Debt Fund, Class III	$12,966,615	$2,033,850	$1,000,000	$151,429	$382,421	$14,453,947

GMO Short-Duration Collateral Fund	295,468,092	78,008,913	78,350,000	3,308,913	—	304,821,380

GMO Special Purpose Holding Fund	308,345	—	—	—	1,624,301	52,452

GMO World Opportunity Overlay Fund	84,234,362	19,700,000	16,500,000	—	—	88,910,662
Totals	$392,977,414	$99,742,763	$95,850,000	$3,460,342	$2,006,722	$408,238,441

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/05/2006	USD	249,976,736	EUR	195,100,000	$8,416,410
12/12/2006	USD	19,556,194	NZD	29,800,000	827,516
12/19/2006	USD	90,764,477	JPY	10,610,000,000	1,082,373
1/09/2007	EUR	25,700,000	NOK	214,141,854	731,605
1/16/2007	USD	64,044,763	AUD	84,500,000	2,548,842
1/23/2007	CAD	29,300,000	USD	25,791,435	95,676
1/30/2007	EUR	9,000,000	SEK	82,492,999	137,617
2/06/2007	USD	96,342,164	GBP	50,600,000	3,160,550
2/13/2007	USD	3,107,103	CHF	3,700,000	935
2/20/2007	USD	239,004,679	EUR	180,000,000	253,121

					$17,254,645

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/01/2006	SEK	382,000	USD	55,632	$(142)
12/05/2006	EUR	195,100,000	USD	257,016,806	(1,376,339)
12/09/2006	JPY	260,000,000	USD	2,209,588	(38,679)
12/12/2006	NZD	4,500,000	USD	2,951,775	(126,302)
12/19/2006	JPY	2,060,000,000	USD	17,650,075	(182,584)
1/09/2007	NOK	107,476,430	EUR	12,800,000	(498,082)
1/16/2007	AUD	19,800,000	USD	15,478,460	(125,722)
1/23/2007	USD	3,305,195	CAD	3,700,000	(60,338)
2/13/2007	CHF	31,700,000	USD	25,628,388	(999,942)

					$(3,408,130)

Futures Contracts

Number of		Expiration	Contract	Net Unrealized Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

291	Australian Government Bond 10 Yr.	December 2006	$23,672,108	$(24,183)
436	Australian Government Bond 3 Yr.	December 2006	34,510,247	(77,837)
405	Euro BOBL	December 2006	58,978,338	114,071
760	Euro Bund	December 2006	119,250,831	864,056
3	Japanese Government Bond 10 Yr. (LIF)	December 2006	3,506,026	3,707
147	Japanese Government Bond 10 Yr. (TSE)	December 2006	171,553,972	1,270,916
405	UK Gilt Long Bond	March 2007	87,510,472	229,079
				$2,379,809

Sales

193	Canadian Government Bond 10 Yr.	March 2007	$19,508,708	$(110,752)
2,500	Federal Funds 30 day	December 2006	987,162,300	6,252
213	U.S. Long Bond	March 2007	24,361,875	(280,707)
251	U.S. Treasury Note 10 Yr.	March 2007	27,406,063	(217,027)
425	U.S. Treasury Note 2 Yr.	March 2007	87,125,000	(167,656)
128	U.S. Treasury Note 5 Yr.	March 2007	13,588,000	(66,182)
				$(836,072)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

  Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
101,000,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	$6,943
59,600,000	SEK	3/21/2012	Citigroup	Receive	4.10%	3 month SEK STIBOR	46,917
56,400,000	SEK	3/21/2012	Deutsche Bank AG	Receive	4.10%	3 month SEK STIBOR	44,399
62,100,000	SEK	3/21/2012	JP Morgan Chase Bank	Receive	4.10%	3 month SEK STIBOR	48,886
33,500,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(245,949)
1,900,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(13,949)
3,300,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(24,228)
57,500,000	SEK	3/21/2014	Deutsche Bank AG	Receive	4.20%	3 month SEK STIBOR	96,093
11,100,000	CHF	3/21/2014	Deutsche Bank AG	(Pay)	2.85%	6 month CHF LIBOR	(167,190)
3,800,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(57,236)
7,000,000	CHF	3/21/2014	Merrill Lynch	(Pay)	2.85%	6 month CHF LIBOR	(105,435)
85,800,000	SEK	3/21/2017	Deutsche Bank AG	Receive	4.30%	3 month SEK STIBOR	282,966
13,400,000	SEK	3/21/2017	JP Morgan Chase Bank	Receive	4.30%	3 month SEK STIBOR	44,193
3,700,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(96,106)
15,700,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(407,800)
3,700,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(96,106)

1,600,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(41,559)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	1,854,416
							$1,169,255

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

LIBOR - London Interbank Offered Rate

RMAC - Residential Mortgage Acceptance Corp.

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)                                  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

(b)                                 Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)                                  Bankrupt issuer.

(d)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 26.8% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 2.8%
141	Aristocrat Leisure Ltd	1,727
416,671	Australia and New Zealand Banking Group Ltd	9,335,052
926,532	BHP Billiton Ltd	19,177,967
204,777	Commonwealth Bank of Australia	7,650,262
581,561	Foster’s Group Ltd	3,066,541
1,027,813	Investa Property Group	1,959,604
682,231	Mirvac Group Ltd	2,848,345
130,287	Rio Tinto Ltd(a)	7,597,265
220,809	Santos Ltd	1,783,534
1,243,649	Telstra Corp Ltd	3,689,421
161,983	Woodside Petroleum Ltd	4,816,113
361,142	Woolworths Ltd	6,259,217
435,413	Zinifex Ltd	5,822,202
		74,007,250

	Austria — 0.5%
19,106	Austrian Airlines*	182,572
38,160	Boehler Uddeholm (Bearer)	2,430,344
7,533	Flughafen Wien AG	691,013
2,960	Mayr-Melnhof Karton AG (Bearer)	536,910
88,416	OMV AG	4,756,605
89,884	Voestalpine AG	4,474,336
		13,071,780

	Belgium — 0.9%
8,432	Colruyt SA(a)	1,597,098
42,274	Delhaize Group	3,371,076
196,510	Dexia	5,372,352
267,276	Fortis	10,914,430
67,002	UCB SA	4,253,629
		25,508,585

	Canada — 2.2%
130,300	Alcan Inc	6,248,878
100,700	BCE Inc	2,473,302
144,100	Canadian Imperial Bank of Commerce	11,318,042
240,000	Canadian Natural Resources	13,008,187
156,600	EnCana Corp	8,139,553
120,600	Goldcorp Inc	3,770,961
25,400	Magna International Inc Class A	1,952,067
63,700	National Bank of Canada	3,536,255
223,600	Petro-Canada	10,081,138
		60,528,383

	Finland — 2.2%
316,321	Fortum Oyj	9,271,070
91,200	Kesko Oyj Class B	4,670,808
138,400	Metso Oyj	6,401,460
60,750	Neste Oil Oyj	1,965,659
477,068	Nokia Oyj	9,649,432
206,600	Outokumpu Oyj	6,953,378
172,202	Rautaruukki Oyj	6,303,232
320,849	Sampo Oyj Class A	8,139,528
1,880	Stora Enso Oyj (R Shares)	29,395
197,850	YIT Oyj	5,159,409
		58,543,371

1

	France — 12.4%
39,247	Alstom*	4,583,316
436,472	BNP Paribas	47,153,231
125,486	Cap Gemini SA	7,666,822
78,841	Carrefour SA	4,939,710
101,330	Cie de Saint-Gobain	8,112,198
453,476	Credit Agricole SA	19,255,966
46,510	Groupe Danone	7,170,581
71,513	Lafarge SA	10,421,098
102,280	L’Oreal SA	10,332,877
11,299	LVMH Moet Hennessy Louis Vuitton SA	1,175,363
60,058	Michelin SA Class B	5,227,877
482,083	Mittal Steel Co NV	19,855,690
222,114	Peugeot SA	13,856,162
188,470	Renault SA	22,661,031
106,464	Sanofi-Aventis	9,378,816
69,455	Schneider Electric SA	7,544,920
126,064	Societe Generale	21,186,869
341,784	Suez SA	16,426,365
1,188,865	Total SA	84,732,173
41,203	Vallourec SA	11,164,737
		332,845,802

	Germany — 8.0%
44,108	Adidas AG	2,170,178
24,612	Allianz AG (Registered)	4,798,328
160,932	Altana AG(a)	9,400,538
163,925	Bankgesellschaft Berlin AG*(a)	1,537,612
258,486	Bayerische Motoren Werke AG	14,238,055
355	Celesio AG	18,159
357,571	Commerzbank AG	12,921,878
92,893	DaimlerChrysler AG (Registered)	5,416,019
457,279	Depfa Bank Plc	8,291,053
224,737	Deutsche Bank AG (Registered)	29,066,917
169,920	Deutsche Post AG (Registered)	5,063,953
100,121	E. On AG	12,882,981
50,222	Hochtief AG	3,373,523
151,055	MAN AG(a)	14,521,607
23,677	Merck KGaA	2,587,844
44,725	Metro AG	2,791,921
154,471	Muenchener Rueckversicherungs AG (Registered)	25,251,408
14,094	Puma AG Rudolf Dassler Sport	5,126,175
57,731	Salzgitter AG	6,968,923
26,110	SAP AG	5,455,715
181,044	Suedzucker AG	4,412,239
554,058	ThyssenKrupp AG	21,485,350
208,094	TUI AG(a)	4,399,011
118,102	Volkswagen AG(a)	12,901,518
		215,080,905

	Hong Kong — 0.3%
660,000	CLP Holdings Ltd	4,382,375
428,000	Hang Lung Group Co Ltd	1,086,855
636,500	Hong Kong Electric Holdings Ltd	3,001,113
283,000	Yue Yuen Industrial Holdings	894,376
		9,364,719

2

	Ireland — 0.4%
209,230	CRH Plc	7,900,386
63,149	DCC Plc	1,923,898
		9,824,284

	Italy — 3.3%
1,039,162	Banca Monte dei Paschi di Siena SPA(a)	6,653,858
332,071	Banca Popolare di Verona(a)	9,354,611
659,322	Enel SPA	6,733,649
1,421,766	ENI SPA	46,728,321
374,387	Fiat SPA*(a)	6,976,179
1,354,475	UniCredito Italiano SPA	11,726,243
		88,172,861

	Japan — 24.2%
24,580	Acom Co Ltd	926,613
57,500	Aeon Co Ltd	1,348,185
154,700	Astellas Pharma Inc	6,743,748
500,650	Canon Inc	26,331,910
337,700	Chubu Electric Power Co Inc	10,124,379
132,050	Daiei Inc*(a)	2,315,114
383,548	Daiichi Sankyo Co Ltd	11,784,077
575,000	Daikyo Inc*(a)	2,943,367
998,000	Daiwa Securities Group Inc	11,351,285
606	East Japan Railway Co	4,238,930
99,200	Eisai Co Ltd	5,278,817
754,000	Fuji Heavy Industries Ltd	3,893,580
271,000	Fujikura Ltd	2,369,034
1,524,000	Haseko Corp*(a)	5,221,050
1,515,300	Honda Motor Co Ltd	53,361,331
86,500	Hoya Corp	3,393,561
75,200	Isetan Co Ltd	1,349,756
1,196,000	Ishikawajima-Harima Heavy Industries Co Ltd(a)	3,815,373
808,000	Isuzu Motors Ltd	3,605,113
1,630,000	Itochu Corp	13,080,056
569,000	Japan Steel Works Ltd (The)(a)	4,169,123
437,100	Kansai Electric Power Co Inc	10,895,006
128,000	Kao Corp	3,448,336
188,000	Kawasaki Heavy Industries Ltd	665,291
99,000	Keisei Electric Railway Co(a)	580,170
603,000	Komatsu Ltd	10,880,308
57,300	Konami Corp	1,641,702
478,000	Kubota Corp	4,172,780
53,800	Kyocera Corp	4,824,312
164,700	Kyushu Electric Power Co Inc	4,178,213
114,000	Leopalance21 Corp	3,816,505
1,440,000	Marubeni Corp	7,285,829
681,000	Mazda Motor Corp	4,647,612
998,300	Mitsubishi Corp	18,497,710
476,500	Mitsubishi Estate Co Ltd	11,701,861
1,719,000	Mitsubishi Heavy Industries	7,439,733
1,299,000	Mitsubishi Materials Corp(a)	4,979,978
660,000	Mitsubishi Rayon Co Ltd	4,466,405
2,687	Mitsubishi UFJ Financial Group Inc	34,182,838
752,000	Mitsui & Co	10,177,751
184,000	Mitsui Fudosan Co Ltd	4,300,283
853,600	Mitsui Trust Holding Inc	9,010,758
2,545	Mizuho Financial Group Inc	18,643,333
156,000	NGK Spark Plug Co Ltd	2,832,748
199,000	Nikko Cordial Corp	2,439,663

3

312,000	Nikon Corp(a)	6,403,125
53,900	Nintendo Co Ltd	12,804,044
1,850	Nippon Telegraph & Telephone Corp	9,341,523
390,000	Nippon Yusen Kabushiki Kaisha	2,721,461
2,362,700	Nissan Motor Co	28,654,312
76,900	Nisshin Seifun Group Inc	757,550
560,000	Nomura Holdings Inc	9,754,876
6,126	NTT Docomo Inc	9,332,485
40,000	Ono Pharmaceutical Co Ltd	2,039,618
44,330	ORIX Corp	12,038,115
1,848,000	Osaka Gas Co Ltd	6,646,978
4,455	Resona Holdings Inc(a)	13,114,499
709,000	Ricoh Company Ltd	13,431,513
78,800	Seven & I Holdings Co Ltd	2,501,750
119,900	Shinko Electric Industries Co Ltd	3,046,983
182,100	Sony Corp	7,146,949
569,700	Sumitomo Corp	7,945,803
602,000	Sumitomo Metal Mining Co Ltd	7,823,308
415	Sumitomo Mitsui Financial Group Inc	4,355,040
362,000	Sumitomo Realty & Development Co Ltd	11,471,251
477,000	Sumitomo Trust & Banking Co Ltd	5,085,346
104,000	Taisho Pharmaceutical Co Ltd(a)	1,885,478
54,000	Takashimaya Co Ltd	772,686
574,900	Takeda Pharmaceutical Co Ltd	37,469,549
180,800	Tohoku Electric Power Co Inc	4,212,282
109,400	Tokyo Electric Power Co Inc	3,403,008
128,800	Tokyo Electron Ltd	9,908,103
1,276,000	Tokyo Gas Co Ltd	6,316,140
223,000	TonenGeneral Sekiyu KK(a)	2,296,546
706,000	Toray Industries Inc	5,225,247
901,000	Toshiba Corp	5,739,559
541,300	Toyota Motor Corp	32,504,798
139,000	Yaskawa Electric Corp(a)	1,519,023
		651,022,475

	Netherlands — 6.2%
1,013,058	ABN Amro Holdings NV	30,534,461
827,977	Aegon NV	15,046,274
126,179	Akzo Nobel NV	7,243,156
154,373	Buhrmann NV	2,173,300
19,303	Corio NV	1,437,547
79,540	Euronext NV	9,132,189
848,581	Hagemeyer NV*(a)	4,046,532
51,431	Heineken Holding NV	2,118,623
357,694	Heineken NV	17,452,452
1,183,391	ING Groep NV	50,581,367
847,281	Koninklijke Ahold NV*	8,504,370
72,636	Koninklijke DSM	3,470,839
572,525	Reed Elsevier NV	9,676,903
94,154	TNT NV	3,961,804
11,869	Wereldhave NV	1,456,477
		166,836,294

	Norway — 0.3%
255,300	Statoil ASA	7,121,327

	Singapore — 0.6%
1,562,000	Capitaland Ltd	6,346,332
742,500	DBS Group Holdings Ltd	10,118,453
458,000	MobileOne Ltd	631,604
		17,096,389

4

	Spain — 1.3%
54,960	ACS Actividades de Construccion y Servicios SA	3,078,044
19,433	Fomento de Construcciones y Contratas SA	1,896,884
289,445	Iberdrola SA	12,871,298
312,116	Repsol YPF SA	11,234,999
287,270	Telefonica SA	5,834,634
		34,915,859

	Sweden — 2.0%
203,400	Atlas Copco AB Class A	6,012,533
348,800	Boliden AB	8,437,380
383,500	Electrolux AB	7,220,685
376,400	Nordea AB	5,321,139
488,100	Sandvik AB	6,301,500
35,900	Scania AB Class B	2,453,328
320,800	Skandinaviska Enskilda Banken AB Class A	9,435,281
122,800	Svenska Cellulosa AB (SCA)	6,028,994
157,050	Tele2 AB Class B	2,023,044
		53,233,884

	Switzerland — 5.2%
1,543,645	ABB Ltd	25,069,161
116,644	Compagnie Financiere Richemont AG Class A	6,303,896
85,645	Credit Suisse Group	5,679,999
16,727	Nestle SA (Registered)	5,914,168
276,473	Novartis AG (Registered)	16,159,713
1,901	Roche Holding AG (Bearer)	383,539
19,516	Roche Holding AG (Non Voting)	3,533,310
4,653	Serono SA	4,227,789
111,868	Swiss Reinsurance Co (Registered)	9,577,661
535,148	UBS AG (Registered)	32,299,290
120,245	Zurich Financial Services AG	31,335,883
		140,484,409

	United Kingdom — 24.6%
99,931	Alliance & Leicester Plc	2,143,586
615,238	Alliance Boots Plc	9,606,418
709,314	Anglo American Plc	33,105,951
696,294	AstraZeneca Plc	40,389,462
481,394	Aviva Plc	7,466,877
337,357	BAE Systems Plc	2,573,192
665,933	Barclays Plc	8,926,989
373,699	Barratt Developments Plc	8,136,270
323,447	BBA Aviation Plc	1,821,613
94,887	Berkeley Group Holdings Plc*	3,036,202
1,242,151	BG Group Plc	16,745,579
107,041	British American Tobacco Plc	3,035,669
4,673,232	BT Group Plc	26,095,823
837,519	Cadbury Schweppes Plc	8,650,268
2,810,271	Centrica Plc	18,325,176
1,012,238	Cobham Plc	3,534,096
722,212	Compass Group Plc	4,079,758
1,963,651	DSG International Plc	7,556,428
96,264	Fiberweb Plc*	342,508
2,016,714	GlaxoSmithKline Plc	53,606,412
178,614	Hanson Plc	2,571,849
446,669	HBOS Plc	9,147,065
276,101	Home Retail Group*	2,214,402

5

173,887	IMI Plc	1,784,155
1,141,221	Imperial Chemical Industries Plc	9,363,092
499,432	Imperial Tobacco Group Plc	18,389,023
662,183	J Sainsbury Plc	5,209,088
1,050,873	Kingfisher Plc	5,027,011
411,667	Ladbrokes Plc	3,269,793
294,257	Lloyds TSB Group Plc	3,136,799
1,298,588	Man Group Plc	12,126,088
1,316,681	Marks & Spencer Group Plc	17,712,537
628,242	National Grid Plc	8,518,800
332,191	Next Plc	11,659,133
110,523	Reckitt Benckiser Plc	4,923,820
817,718	Rio Tinto Plc	43,854,043
480,385	Rolls-Royce Group Plc*	4,036,577
26,085,405	Rolls-Royce Group Plc Class B(b)	51,277
3,980,360	Royal & Sun Alliance Insurance Group	11,517,506
1,379,230	Royal Bank of Scotland Group	50,048,333
785,414	Royal Dutch Shell Group Class A	27,810,215
298,842	Royal Dutch Shell Plc A Shares	10,603,448
485,394	Royal Dutch Shell Plc B Shares	17,379,702
139,270	Scottish & Southern Energy Plc	3,992,826
420,135	Scottish Power Plc	6,252,410
261,820	Scottish Power Plc (Deferred Shares)*(b)	0
220,362	Smith News Plc	556,112
259,956	Standard Chartered Plc	7,478,813
593,486	Tate & Lyle Plc	9,308,195
1,176,501	Taylor Woodrow Plc	9,051,010
1,503,670	Tesco Plc	11,582,161
486,015	Tomkins Plc	2,285,374
219,731	United Utilities Plc	3,269,368
12,646,820	Vodafone Group Inc	33,526,852
220,362	WH Smith Plc*	1,620,081
1,594,391	William Morrison Supermarkets Plc	8,144,778
682,228	Wimpey (George) Plc	7,433,794
408,953	Xstrata Plc	18,393,700
		662,427,507

	TOTAL COMMON STOCKS (COST $2,210,085,624)	2,620,086,084

	PREFERRED STOCKS — 0.6%

	Germany — 0.5%
18,455	Fresenius Medical Care AG (Non Voting) 0.97%	3,709,849
22,956	Henkel KGaA 1.24%	3,285,560
103,417	Volkswagen AG 2.24%	7,145,123
		14,140,532

	Italy — 0.1%
717,501	Compagnia Assicuratrice Unipol 3.58%	2,216,584

	TOTAL PREFERRED STOCKS (COST $9,965,435)	16,357,116

6

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.5%
86,036,147	Boston Global Investment Trust - Quality Portfolio(c)	86,036,147
9,800,000	ING Bank Time Deposit, 5.30%, due 12/01/06	9,800,000
133,200,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	133,200,000

	TOTAL SHORT-TERM INVESTMENTS (COST $229,036,147)	229,036,147

	TOTAL INVESTMENTS — 106.5% (Cost $2,449,087,206)	2,865,479,347

	Other Assets and Liabilities (net) — (6.5%)	(174,808,227)

	TOTAL NET ASSETS — 100.0%	$2,690,671,120

7

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,450,057,702	$440,194,478	$(24,772,833)	$415,421,745

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	1,189,294	SGD	1,843,810	$13,613
2/23/2007	CAD	5,880,259	USD	5,170,241	8,370
2/23/2007	USD	18,636,424	GBP	9,804,000	643,971
2/23/2007	HKD	22,271,000	USD	2,871,512	517
2/23/2007	USD	25,437,258	HKD	197,348,072	3,243
2/23/2007	USD	58,751,716	NOK	375,319,761	2,421,559
2/23/2007	USD	95,077,567	SEK	668,264,493	3,005,433
2/23/2007	USD	150,243,343	JPY	17,493,085,845	2,552,627
2/23/2007	USD	175,375,060	CHF	216,736,181	6,877,865

					$15,527,198

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	CHF	14,558,000	USD	12,173,065	$(68,721)
2/23/2007	SEK	40,521,000	USD	5,930,047	(17,331)
2/23/2007	AUD	83,803,337	USD	64,227,213	(1,745,121)
2/23/2007	GBP	91,619,491	USD	173,899,885	(6,277,586)
2/23/2007	EUR	130,076,319	USD	168,092,472	(4,842,629)
2/23/2007	JPY	4,080,871,000	USD	35,508,993	(135,984)

					$(13,087,372)

Futures Contracts

				Net Unrealized
Number of Contracts	Type	Expiration Date	Contract Value	Appreciation Depreciation)

Buys

254	DAX	December 2006	$53,148,814	$940,753
268	MSCI Singapore	December 2006	11,996,232	(23,192)
104	TOPIX	December 2006	14,438,080	136,366
				$1,053,927

Sales

367	S&P Toronto 60	December 2006	$47,090,915	$(4,399,052)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $80,949,166, collateralized by cash in the amount of $86,036,147, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 94.8% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
927,489	GMO Emerging Countries Fund, Class III	18,373,551
6,285,386	GMO Emerging Markets Fund, Class VI	145,632,398
8,567,764	GMO International Growth Equity Fund, Class IV	285,220,865
7,858,901	GMO International Intrinsic Value Fund, Class IV	284,413,639
147,716	GMO International Small Companies Fund, Class III	2,169,945
	TOTAL MUTUAL FUNDS (COST $519,584,162)	735,810,398

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%
22,200	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $22,203 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $22,644.	22,200

	TOTAL SHORT-TERM INVESTMENTS (COST $22,200)	22,200

	TOTAL INVESTMENTS — 100.0%
	(Cost $519,606,362)	735,832,598

	Other Assets and Liabilities (net) — 0.0%	(30,780)

	TOTAL NET ASSETS — 100.0%	$735,801,818

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$520,314,555	$215,518,043	$—	$215,518,043

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Countries Fund, Class III	$16,259,817	$1,513,855	$160,000	$63,777	$1,450,078	$18,373,551

GMO Emerging Markets Fund, Class VI	129,229,135	12,246,842	1,960,000	676,558	11,570,286	145,632,398

GMO International Growth Equity Fund, Class III	254,857,704	7,631,870	209,193,229	—	7,570,473	—

GMO International Growth Equity Fund, Class IV	—	207,623,305	5,038,510	—	—	285,220,865

GMO International Intrinsic Value Fund, Class IV	256,390,561	9,154,457	9,746,517	522,552	7,619,905	284,413,639

GMO International Small Companies Fund, Class III	2,806,956	360,606	965,298	10,397	350,208	2,169,945

Totals	$659,544,173	$238,530,935	$227,063,554	$1,273,284	$28,560,950	$735,810,398

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 86.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 4.9%
779,120	Amcor Ltd	4,574,744
371,074	Australia and New Zealand Banking Group Ltd	8,313,502
347,772	BHP Billiton Ltd	7,198,413
351,903	CSL Ltd	16,409,717
3,842,415	CSR Ltd	9,688,286
645,044	Foster’s Group Ltd	3,401,283
2,618,479	Harvey Norman Holdings Ltd	8,312,976
2,006,769	Insurance Australia Group Ltd	9,135,139
1,856,970	Lihir Gold Ltd*	4,514,425
193,656	Macquarie Bank Ltd	11,088,731
369,959	Newcrest Mining Ltd	7,559,904
2,735,059	Promina Group Ltd	14,086,496
631,993	QBE Insurance Group Ltd	12,885,501
244,892	Rio Tinto Ltd	14,280,085
440,810	Woodside Petroleum Ltd	13,106,256
496,469	Woolworths Ltd	8,604,668
521,093	Worleyparsons Ltd(a)	7,849,814
1,259,532	Zinifex Ltd	16,842,055
		177,851,995

	Austria — 0.2%
124,910	OMV AG	6,719,910

	Belgium — 2.3%
218,855	Belgacom SA	9,383,619
40,143	Colruyt SA	7,603,453
649,870	Fortis	26,537,963
165,442	Inbev NV	10,878,798
81,234	KBC Groep NV	9,161,263
129,708	UCB SA(a)	8,234,526
64,837	Umicore	9,765,761
		81,565,383

	Canada — 3.7%
203,000	Barrick Gold Corp	6,356,359
171,600	Canadian National Railway Co	8,056,733
309,700	Canadian Natural Resources	16,785,981
423,400	EnCana Corp	22,006,938
538,600	Goldcorp Inc	16,841,124
341,820	Petro-Canada	15,411,157
102,300	Research In Motion Ltd*	14,220,152
398,800	Royal Bank of Canada	18,605,196
83,300	Suncor Energy Inc	6,564,511
131,300	Teck Corp Class B	9,893,056
		134,741,207

	Denmark — 0.4%
202,150	Novo-Nordisk A/S	15,627,862

	Finland — 2.5%
364,000	Fortum Oyj	10,668,497
260,700	Metso Oyj	12,058,241
152,161	Neste Oil Oyj(a)	4,923,400
1,240,450	Nokia Oyj	25,090,002

1

311,800	Outokumpu Oyj	10,494,014
171,050	Rautaruukki Oyj	6,261,065
462,600	Sampo Oyj Class A	11,735,569
333,400	YIT Oyj	8,694,198
		89,924,986

	France — 9.7%
191,657	BNP Paribas	20,705,215
259,858	Carrefour SA	16,281,162
264,084	Credit Agricole SA	11,213,807
76,557	Electricite de France	4,911,045
200,641	European Aeronautic Defense and Space Co	5,926,887
51,745	Groupe Danone	7,977,676
192,519	L’Oreal SA	19,449,307
38,928	Mittal Steel Co NV	1,607,633
263,596	Peugeot SA	16,443,938
191,957	Publicis Groupe	7,437,231
266,158	Renault SA	32,001,989
132,838	Sanofi-Aventis	11,702,201
169,465	Societe Generale	28,481,031
2,158,882	Total SA	153,866,725
51,391	Vallourec SA	13,925,369
		351,931,216

	Germany — 4.1%
157,996	Altana AG	9,229,037
194,692	Bayerische Motoren Werke AG	10,724,122
60,701	Continental AG	6,924,194
378,299	Depfa Bank Plc	6,859,045
88,256	Deutsche Boerse AG	14,847,336
40,895	Fresenius Medical Care AG & Co	5,499,838
92,067	Hypo Real Estate Holding AG	5,382,163
45,953	Merck KGaA	5,022,562
27,673	Puma AG Rudolf Dassler Sport	10,065,037
86,182	Salzgitter AG	10,403,349
46,075	SAP AG	9,627,425
65,711	Siemens AG (Registered)	6,275,414
88,930	Solarworld AG(a)	5,446,067
111,708	Stada Arzneimittel AG(a)	5,936,985
402,808	ThyssenKrupp AG	15,620,153
355,433	United Internet AG (Registered)	5,443,662
76,259	Volkswagen AG(a)	8,330,569
44,608	Wincor Nixdorf AG	6,419,028
		148,055,986

	Hong Kong — 1.1%
1,717,000	CLP Holdings Ltd	11,400,814
563,500	Esprit Holdings Ltd	5,835,690
3,480,000	Foxconn International Holdings*	10,474,783
1,618,000	Hong Kong Electric Holdings Ltd	7,628,910
709,500	Hong Kong Exchanges and Clearing Ltd	6,235,108
		41,575,305

	Ireland — 1.7%
153,130	Allied Irish Banks Plc	4,256,602
381,617	Anglo Irish Bank Corp	7,257,818
242,711	Bank of Ireland	5,228,161
627,245	C&C Group Plc	9,563,839
406,942	CRH Plc	15,365,860
247,333	DCC Plc	7,535,250

2

392,008	Irish Life & Permanent Plc	9,870,605
164,864	Kerry Group Plc	3,984,902
		63,063,037

	Italy — 3.9%
363,739	Banca Popolare di Verona(a)	10,246,715
866,251	Enel SPA	8,847,013
2,874,721	ENI SPA	94,481,713
314,204	Saipem	7,942,407
2,105,357	UniCredito Italiano SPA	18,226,935
		139,744,783

	Japan — 24.6%
501,800	Aeon Co Ltd	11,765,553
339,100	Aisin Seiki Co Ltd	10,638,816
476,000	Ajinomoto Co Inc	5,741,023
248,400	Astellas Pharma Inc	10,828,358
1,625,550	Canon Inc	85,496,527
842	Central Japan Railway Co	9,073,875
292,700	Chubu Electric Power Co Inc	8,775,262
392,500	Daiichi Sankyo Co Ltd	12,059,117
956,000	Daikyo Inc*(a)	4,893,667
395,200	Denso Corp	14,908,582
1,391	East Japan Railway Co	9,729,953
41,300	Fanuc Ltd	3,750,844
83,600	Fast Retailing Co Ltd(a)	7,341,206
33,500	Hirose Electric Co Ltd	3,914,151
2,709,400	Honda Motor Co Ltd	95,411,595
392,100	Hoya Corp	15,382,834
117,000	Ibiden Co Ltd	5,823,502
194,900	Ito En Ltd(a)	5,935,945
1,136,000	Itochu Corp	9,115,916
213,800	JFE Holdings Inc	9,819,774
188,700	JSR Corp	4,698,510
244,900	Kansai Electric Power Co Inc	6,104,294
937,000	Kawasaki Kisen Kaisha Ltd(a)	6,673,654
42,700	Keyence Corp	9,771,995
419,000	Kikkoman Corp(a)	4,737,280
694,000	Kirin Brewery Co Ltd	9,759,666
4,577	KK DaVinci Advisors*(a)	4,381,754
463,000	Komatsu Ltd	8,354,200
491,000	Konica Minolta Holdings Inc*	7,095,849
543,000	Kubota Corp	4,740,208
279,500	Leopalance21 Corp	9,357,132
2,020,000	Mazda Motor Corp	13,785,869
685,000	Mitsubishi Estate Co Ltd	16,822,193
731,000	Mitsubishi Gas Chemical Co Inc	7,082,598
879,000	Mitsubishi Heavy Industries	3,804,262
781,000	Mitsubishi Rayon Co Ltd	5,285,246
2,484	Mitsubishi UFJ Financial Group Inc	31,600,361
507,000	Mitsui Fudosan Co Ltd	11,849,150
971,000	Mitsui Trust Holding Inc	10,250,054
1,207	Mizuho Financial Group Inc	8,841,848
112,600	Murata Manufacturing Co Ltd	7,628,488
209,000	NGK Spark Plug Co Ltd	3,795,155
243,000	Nikon Corp(a)	4,987,049
80,000	Nintendo Co Ltd	19,004,148
3,232,200	Nissan Motor Co	39,199,420
97,700	Nitto Denko Corp	4,697,770
395,200	Nomura Holdings Inc	6,884,156

3

28,800	Nomura Research Institute	4,099,890
1,054	NTT Data Corp	5,270,669
2,890	NTT Docomo Inc	4,402,691
189,000	Olympus Corp	5,900,687
22,990	ORIX Corp	6,243,092
1,852,000	Osaka Gas Co Ltd	6,661,365
12,410	Resona Holdings Inc(a)	36,532,196
942,000	Ricoh Company Ltd	17,845,537
16,647	SBI Holdings Inc	5,794,721
240,100	Seven & I Holdings Co Ltd	7,622,718
182,600	Shin-Etsu Chemical Co Ltd	12,025,291
524,900	Softbank Corp(a)	10,938,400
1,229,000	Sumitomo Chemical Co Ltd	8,221,542
808,000	Sumitomo Metal Mining Co Ltd	10,500,387
354,000	Sumitomo Realty & Development Co Ltd	11,217,743
289,400	Suzuki Motor Corp	8,271,312
376,900	Takeda Pharmaceutical Co Ltd	24,564,747
113,300	Terumo Corp	4,584,674
2,219,000	Tokyo Gas Co Ltd	10,983,946
237,100	Tokyo Steel Manufacturing Co	3,491,239
705,000	TonenGeneral Sekiyu KK(a)	7,260,379
662,000	Toray Industries Inc	4,899,594
863,500	Toyota Motor Corp	51,852,749
123,500	Trend Micro Inc	3,711,676
94,300	Uni-Charm Corp	5,318,150
		889,814,204

	Netherlands — 4.5%
646,729	ABN Amro Holdings NV	19,492,982
162,606	Akzo Nobel NV	9,334,205
126,714	Euronext NV	14,548,356
101,202	Fugro NV	4,702,614
87,379	Heineken Holding NV	3,599,448
454,439	Heineken NV	22,172,792
1,554,890	ING Groep NV	66,460,250
177,794	Randstad Holdings NV	11,432,927
265,735	TNT NV	11,181,574
		162,925,148

	Norway — 1.5%
418,660	DnB NOR ASA	5,698,909
163,350	Frontline Ltd(a)	5,837,038
295,701	Norsk Hydro ASA	7,352,998
96,500	Prosafe ASA	6,587,622
363,600	Statoil ASA	10,142,243
483,500	Telenor ASA	8,317,247
525,029	TGS Nopec Geophysical ASA*	10,202,719
		54,138,776

	Singapore — 0.6%
2,651,000	Capitaland Ltd	10,770,888
2,531,000	Neptune Orient Lines Ltd	3,491,687
4,538,500	Singapore Telecommunications	8,494,669
		22,757,244

	Spain — 2.9%
188,950	ACS Actividades de Construccion y Servicios SA	10,582,177
726,944	Banco Popular Espanol SA	12,798,606
54,222	Fomento de Construcciones y Contratas SA	5,292,690
268,327	Gamesa Corp Tecnologica SA	7,087,419

4

156,877	Iberdrola SA	6,976,146
521,307	Inditex SA	26,468,353
157,047	Repsol YPF SA	5,653,100
183,740	Sacyr Vallehermoso SA	11,300,916
922,822	Telefonica SA	18,743,095
		104,902,502

	Sweden — 3.8%
202,500	Alfa Laval AB	7,884,310
310,400	Assa Abloy AB Class B	6,338,142
246,200	Atlas Copco AB Class A(a)	7,277,707
287,200	Atlas Copco AB Class B	8,252,830
593,250	Boliden AB	14,350,561
311,100	Kinnevik Investment AB Class B	4,580,401
161,300	Nobia AB	5,712,012
636,200	Nordea AB	8,993,912
603,000	Sandvik AB	7,784,889
144,300	Scania AB Class B(a)	9,861,149
355,800	Skandinaviska Enskilda Banken AB Class A	10,464,692
417,600	SKF AB Class B	6,875,273
425,600	SSAB Svenskt Stal AB Series A	8,982,043
269,900	Svenska Cellulosa AB (SCA)	13,251,022
273,500	Svenska Handelsbanken AB Class A	7,388,589
539,600	Swedish Match AB	9,566,023
		137,563,555

	Switzerland — 5.2%
94,634	Adecco SA	6,288,849
100,036	Credit Suisse Group	6,634,414
9,512	Geberit AG (Registered)	13,830,800
29,725	Julius Baer Holding AG (Registered)	3,171,199
38,043	Nestle SA (Registered)	13,450,870
443,539	Novartis AG (Registered)	25,924,640
100,539	Phonak Holding AG (Registered)(a)	7,540,542
146,713	Roche Holding AG (Non Voting)	26,561,921
12,275	Serono SA	11,153,258
5,543	Societe Generale de Surveillance Holding SA (Registered)(a)	5,933,100
113,165	Swiss Reinsurance Co (Registered)	9,688,705
46,183	Synthes Inc	5,440,214
650,963	UBS AG (Registered)	39,289,398
48,116	Zurich Financial Services AG	12,539,044
		187,446,954

	United Kingdom — 18.4%
229,070	Alliance & Leicester Plc	4,913,702
1,485,032	Anglo American Plc	69,311,189
763,760	AstraZeneca Plc	44,302,918
531,647	Aviva Plc	8,246,348
1,199,120	Barclays Plc	16,074,486
485,139	Barratt Developments Plc	10,562,569
616,846	BG Group Plc	8,315,771
560,528	BHP Billiton Plc	10,667,858
849,595	British Sky Broadcasting Plc	8,837,623
4,732,539	BT Group Plc	26,427,000
919,243	Capita Group Plc	10,386,828
4,869,805	Centrica Plc	31,754,956
436,518	Countrywide Plc	4,368,769
2,077,064	DSG International Plc	7,992,858
1,858,572	GlaxoSmithKline Plc	49,402,829
522,504	HSBC Holdings Plc	9,655,060

5

508,066	Imperial Tobacco Group Plc	18,706,926
162,714	Land Securities Group Plc	6,818,862
2,433,991	Man Group Plc	22,728,370
1,846,194	Marks & Spencer Group Plc	24,835,765
1,081,053	National Grid Plc	14,658,801
545,031	Next Plc	19,129,324
454,658	Northern Rock Plc	10,175,096
141,239	Persimmon Plc	4,062,825
231,224	Reckitt Benckiser Plc	10,301,072
636,532	Rio Tinto Plc	34,137,076
843,797	Royal Bank of Scotland Group	30,618,993
450,316	Royal Dutch Shell Group Class A	15,944,947
849,417	Royal Dutch Shell Plc A Shares	30,138,834
930,875	Royal Dutch Shell Plc B Shares	33,330,305
340,780	Scottish & Southern Energy Plc	9,770,053
827,409	Tesco Plc	6,373,196
323,543	Travis Perkins Plc	11,064,891
2,353,134	Vodafone Group Inc	6,238,183
4,371,242	William Morrison Supermarkets Plc	22,330,029
539,121	Wimpey (George) Plc	5,874,451
679,098	WPP Group Plc	9,034,319
		667,493,082

	TOTAL COMMON STOCKS (COST $2,951,865,984)	3,477,843,135

	PREFERRED STOCKS — 0.4%

	Germany — 0.4%
4,617	Porsche AG (Non Voting) 0.67%	5,365,825
116,048	Volkswagen AG 2.24%	8,017,804
		13,383,629

	TOTAL PREFERRED STOCKS (COST $7,813,335)	13,383,629

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.5%
142,217,536	Boston Global Investment Trust - Quality Portfolio(b)	142,217,536
93,400,000	ING Bank Time Deposit, 5.30%, due 12/01/06	93,400,000

	TOTAL SHORT-TERM INVESTMENTS (COST $235,617,536)	235,617,536

	TOTAL INVESTMENTS — 102.9% (Cost $3,195,296,855)	3,726,844,300

	Other Assets and Liabilities (net) — (2.9%)	(104,424,825)

	TOTAL NET ASSETS — 100.0%	$3,622,419,475

6

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,195,353,830	$567,293,990	$(35,803,520)	$531,490,470

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	7,646,851	SGD	11,853,090	$86,140
2/23/2007	USD	28,306,442	GBP	14,868,000	932,737
2/23/2007	CAD	39,203,354	USD	34,513,860	99,958
2/23/2007	USD	59,569,699	NOK	380,545,227	2,455,274
2/23/2007	USD	70,125,460	SEK	494,007,790	2,381,410
2/23/2007	USD	155,119,305	JPY	18,072,099,057	2,734,143
2/23/2007	USD	192,205,335	CHF	237,704,306	7,679,635

					$16,369,297

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	GBP	59,543,742	USD	112,537,528	$(4,560,272)
2/23/2007	DKK	83,229,222	USD	14,353,145	(487,816)
2/23/2007	AUD	94,081,782	USD	72,104,654	(1,959,159)
2/23/2007	EUR	94,700,987	USD	121,695,914	(4,208,053)
2/23/2007	HKD	294,951,470	USD	38,017,887	(4,847)
2/23/2007	JPY	709,414,000	USD	6,172,843	(23,640)

					$(11,243,787)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

436	DAX	December 2006	$91,231,823	$4,197,867
840	MSCI Singapore	December 2006	37,600,130	(72,691)
550	TOPIX	December 2006	76,355,233	(1,789,012)
				$2,336,164

Sales

10	CAC 40	December 2006	$706,210	$22,948
854	S&P Toronto 60	December 2006	109,579,405	(10,089,218)
8	S&P/MIB	December 2006	2,137,872	(33,986)
				$(10,100,256)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $128,510,585, collateralized by cash in the amount of $142,217,536, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 92.7% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen

NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Australia — 1.6%
999,937	AMP Ltd	7,470,097
1,121,666	Australia and New Zealand Banking Group Ltd	25,129,684
624,520	BHP Billiton Ltd	12,926,724
313,409	Commonwealth Bank of Australia	11,708,644
1,363,092	Promina Group Ltd	7,020,393
286,827	Rio Tinto Ltd	16,725,389
2,398,754	Stockland	14,906,820
3,779,772	Telstra Corp Ltd	11,213,109
828,068	Woolworths Ltd	14,351,853
		121,452,713

	Austria — 0.8%
72,291	Austrian Airlines*(a)	690,792
209,971	Boehler Uddeholm (Bearer)	13,372,687
44,351	Flughafen Wien AG	4,068,384
203,178	OMV AG	10,930,572
126,213	RHI AG*	5,787,525
530,592	Voestalpine AG	26,412,342
		61,262,302

	Belgium — 1.9%
153,267	Belgacom SA	6,571,470
23,203	Colruyt SA	4,394,862
84,992	Delhaize Group	6,777,558
1,337,827	Dexia	36,574,614
1,560,402	Fortis	63,720,268
260,067	UCB SA	16,510,380
38,820	Umicore	5,847,075
		140,396,227

	Canada — 2.2%
305,600	Alcan Inc	14,655,849
508,311	BCE Inc	12,484,675
360,800	Canadian Imperial Bank of Commerce	28,338,304
597,400	Canadian Natural Resources	32,379,546
267,000	EnCana Corp	13,877,781
75,400	Magna International Inc Class A	5,794,718
255,100	National Bank of Canada	14,161,674
695,100	Petro-Canada	31,338,995
21,400	Quebecor Inc Class B	599,998
97,300	Teck Corp Class B	7,331,260
		160,962,800

	Denmark — 0.2%
331,200	Danske Bank A/S	14,461,626

	Finland — 2.1%
993,600	Fortum Oyj	29,121,479
303,000	Kesko Oyj Class B	15,518,145
2,174,150	Nokia Oyj	43,975,516
346,600	Outokumpu Oyj	11,665,252
596,154	Rautaruukki Oyj	21,821,448
1,342,990	Sampo Oyj Class A	34,069,936
38,760	Stockmann Oyj AB Class A	1,858,104
38,200	Wartsila Oyj Class A	1,848,251
		159,878,131

1

	France — 11.7%
197,057	Air France	7,882,098
1,652,579	BNP Paribas	178,532,504
35,055	Bongrain SA	3,244,148
217,998	Carrefour SA	13,658,462
117,700	Casino Guichard-Perrachon SA	10,767,961
330,057	Cie de Saint-Gobain	26,423,447
840,459	Credit Agricole SA	35,688,437
3,636	Fromageries Bel Vache qui Rit	793,945
144,553	Lafarge SA	21,064,716
301,927	Michelin SA Class B	26,281,882
1,682,156	Mittal Steel Co NV	69,283,439
700,080	Peugeot SA	43,673,167
570,007	Renault SA	68,535,823
291,198	Sanofi-Aventis	25,652,731
44,930	Schneider Electric SA	4,880,761
315,849	Societe Generale	53,082,968
667,758	Suez SA	32,092,891
3,343,374	Total SA	238,287,228
51,009	Vinci SA	6,426,268
		866,252,876

	Germany — 8.1%
38,155	Aareal Bank AG*	1,528,767
193,300	Adidas AG	9,510,642
240,580	Allianz AG (Registered)	46,903,209
368,299	Altana AG(a)	21,513,488
116,288	Bankgesellschaft Berlin AG*	1,090,778
904,607	Bayerische Motoren Werke AG	49,828,013
463,064	DaimlerChrysler AG (Registered)	26,998,412
1,039,157	Depfa Bank Plc	18,841,245
701,187	Deutsche Bank AG (Registered)	90,689,758
201,271	Deutsche Lufthansa AG (Registered)	5,057,528
752,247	Deutsche Post AG (Registered)	22,418,450
336,793	E. On AG	43,336,540
90,600	Heidelberger Druckmaschinen	3,935,280
188,786	MAN AG	18,148,860
87,101	Merck KGaA	9,519,949
123,298	Metro AG	7,696,775
1,009	Mobilcom AG*	27,740
454,923	Muenchener Rueckversicherungs AG (Registered)	74,366,361
143,147	Salzgitter AG	17,279,805
320,562	Suedzucker AG(a)	7,812,444
1,422,557	ThyssenKrupp AG	55,164,143
883,656	TUI AG(a)	18,680,081
455,065	Volkswagen AG(a)	49,711,513
		600,059,781

	Hong Kong — 0.8%
2,561,000	BOC Hong Kong Holdings Ltd	6,156,968
2,842,098	CLP Holdings Ltd	18,871,421
192,000	Guoco Group	2,363,423
1,499,511	Hang Lung Group Co Ltd	3,807,828
596,700	Hong Kong Aircraft Engineering Co Ltd	7,449,209
2,842,969	Hong Kong Electric Holdings Ltd	13,404,670
561,700	Hong Kong Ferry Co Ltd	609,839
162	Jardine Matheson Holdings Ltd	3,210

2

83,411	Jardine Strategic Holdings Ltd	969,119
26,862	Mandarin Oriental International Ltd	43,457
1,471,900	Yue Yuen Industrial Holdings	4,651,705
		58,330,849

	Ireland — 0.4%
901,538	CRH Plc	34,041,478

	Italy — 3.4%
3,103,239	Banca Monte dei Paschi di Siena SPA(a)	19,870,349
582,169	Banca Popolare di Verona(a)	16,400,000
650,159	Capitalia SPA	5,996,441
1,287,082	Enel SPA	13,144,956
3,988,530	ENI SPA	131,088,598
1,158,482	Fiat SPA*(a)	21,586,695
185,747	Fiat SPA - Di RISP*	3,323,552
236,092	Fondiaria - Sai SPA - Di RISP	8,137,227
588,000	Grassetto SPA*(b)(c)	7,787
289,488	Italcementi SPA - Di RISP	4,901,749
24,342	Italmobiliare SPA	2,439,863
607,433	Milano Assicurazioni SPA	4,884,483
96,800	Natuzzi SPA ADR*	709,544
491,236	SMI (Societa Metallurgica Italy)*	355,536
2,099,438	UniCredito Italiano SPA	18,175,692
		251,022,472

	Japan — 23.4%
135,130	Acom Co Ltd	5,094,108
195,500	Astellas Pharma Inc	8,522,319
92,700	Autobacs Seven Co Ltd	3,352,480
926,800	Canon Inc	48,745,459
887	Central Japan Railway Co	9,558,821
1,419,300	Chubu Electric Power Co Inc	42,551,174
797,000	Cosmo Oil Co Ltd	3,358,898
464,150	Daiei Inc*(a)	8,137,524
974,280	Daiichi Sankyo Co Ltd	29,933,648
1,671,000	Daikyo Inc*(a)	8,553,679
797,000	Daiwa Securities Group Inc	9,065,104
1,311	East Japan Railway Co	9,170,358
574,800	Eisai Co Ltd	30,587,336
3,206,000	Fuji Heavy Industries Ltd(a)	16,555,459
42,100	Fuji Photo Film Co Ltd	1,673,017
877,000	Fujikura Ltd	7,666,579
854,000	Fujitsu Ltd	6,947,590
5,789,000	Haseko Corp*(a)	19,832,452
352,100	Hokkaido Electric Power	8,656,328
5,511,400	Honda Motor Co Ltd	194,084,102
2,719,000	Isuzu Motors Ltd	12,131,562
4,738,000	Itochu Corp	38,020,433
985	Japan Tobacco Inc	4,349,297
162,200	JFE Holdings Inc	7,449,801
307,000	Kandenko Co	1,746,789
1,014,000	Kansai Electric Power Co Inc	25,274,620
1,064,000	Kao Corp	28,664,295
3,107,000	Kawasaki Kisen Kaisha Ltd(a)	22,129,181
361,000	Keisei Electric Railway Co(a)	2,115,571
286,000	Kirin Brewery Co Ltd	4,021,995
278,600	Konami Corp	7,982,167
693,000	Kubota Corp	6,049,658
85,200	Kyocera Corp	7,639,989

3

887,200	Kyushu Electric Power Co Inc	22,507,049
327,000	Maeda Corp(a)	1,150,545
4,185,000	Marubeni Corp	21,174,441
3,014,000	Mazda Motor Corp	20,569,608
2,583,100	Mitsubishi Corp	47,862,802
300,000	Mitsubishi Rayon Co Ltd	2,030,184
3,226	Mitsubishi UFJ Financial Group Inc	41,042,305
2,135,000	Mitsui & Co	28,895,609
1,074,000	Mitsui OSK Lines Ltd	9,798,253
2,533,000	Mitsui Trust Holding Inc	26,738,812
247,700	Mitsumi Electric Co Ltd(a)	4,282,755
2,083	Mizuho Financial Group Inc	15,258,964
219,000	Nagase & Co	2,566,517
43,200	Nintendo Co Ltd	10,262,240
151,000	Nippon Corp	1,102,771
1,692,000	Nippon Light Metal(a)	4,087,229
1,159,000	Nippon Oil Corp	8,222,318
1,205,000	Nippon Sheet Glass(a)	5,329,276
688,000	Nippon Suisan Kaisha Ltd	3,780,908
10,765	Nippon Telegraph & Telephone Corp	54,357,563
1,915,000	Nippon Yusen Kabushiki Kaisha	13,363,074
8,013,200	Nissan Motor Co	97,182,349
636,900	Nomura Holdings Inc	11,094,430
31,891	NTT Docomo Inc	48,583,462
176,000	Olympus Corp	5,494,819
162,900	Ono Pharmaceutical Co Ltd	8,306,345
37,710	ORIX Corp	10,240,409
6,145,000	Osaka Gas Co Ltd	22,102,639
850,000	Pacific Metals Co Ltd	7,285,559
389,900	Pioneer Corp(a)	5,635,537
137,050	Promise Co Ltd	4,695,592
12,492	Resona Holdings Inc(a)	36,773,586
1,691,000	Ricoh Company Ltd	32,034,822
88,500	Ryosan Co	2,224,184
176,000	Sharp Corp	2,950,491
1,065,000	Shinko Securities Co Ltd	4,056,410
357,500	Showa Shell Sekiyu KK	4,027,572
2,637,500	Sojitz Corp*(a)	8,128,260
323,100	Sony Corp	12,680,830
1,434,000	Sumitomo Chemical Co Ltd	9,592,914
1,656,000	Sumitomo Corp	23,096,806
637,000	Sumitomo Metal Mining Co Ltd	8,278,152
843,000	Sumitomo Trust & Banking Co Ltd	8,987,310
300,200	Suzuki Motor Corp	8,579,986
502,000	Taisho Pharmaceutical Co Ltd(a)	9,101,056
2,769,000	Takeda Pharmaceutical Co Ltd	180,471,703
74,490	Takefuji Corp	2,969,941
56,800	TDK Corp	4,342,681
868,300	Tohoku Electric Power Co Inc	20,229,671
665,600	Tokyo Electric Power Co Inc	20,704,226
3,569,000	Tokyo Gas Co Ltd	17,666,382
476,700	Tokyo Steel Manufacturing Co	7,019,291
892,000	TonenGeneral Sekiyu KK(a)	9,186,182
1,415,000	Toshiba Corp	9,013,846
158,000	Toyo Suisan Kaisha Ltd	2,356,522
1,423,800	Toyota Motor Corp	85,498,487
106,743	Toyota Tsusho Kaisha	2,767,324
		1,737,364,792

4

	Malaysia — 0.0%
751,000	Promet Berhad*(b)(c)	2,076

	Netherlands — 7.7%
5,198,164	ABN Amro Holdings NV	156,677,246
4,215,749	Aegon NV	76,609,996
488,346	Akzo Nobel NV	28,032,925
168,337	Corio NV	12,536,512
14,788	Gamma Holdings NV	880,718
440,656	Heineken NV	21,500,298
5,231,075	ING Groep NV	223,590,448
1,075,179	Koninklijke Ahold NV*	10,791,839
255,681	Koninklijke DSM	12,217,462
177,968	Koninklijke Wessanen NV(a)	2,364,980
372,504	OCE NV(a)	6,210,921
127,686	TNT NV	5,372,760
277,652	Vedior NV	5,317,910
61,825	Wereldhave NV	7,586,712
		569,690,727

	Norway — 0.2%
425,200	Statoil ASA	11,860,511

	Singapore — 0.8%
2,440,000	DBS Group Holdings Ltd	33,251,212
1,182,000	Fraser & Neave Ltd	3,302,766
254,193	Haw Par Corp Ltd	1,140,446
551,104	Hotel Properties Ltd	953,051
3,241,100	Sembcorp Industrie	7,784,115
1,761,201	Straits Trading Co Ltd	3,896,096
611,000	United Overseas Bank Ltd	7,376,855
		57,704,541

	Spain — 0.9%
38,036	Fomento de Construcciones y Contratas SA	3,712,750
118,264	Gas Natural SDG SA	4,838,803
285,281	Iberdrola SA	12,686,130
1,244,380	Repsol YPF SA	44,792,989
		66,030,672

	Sweden — 1.6%
717,000	Electrolux AB	13,499,951
296,200	Holmen AB Class B	12,702,305
1,206,200	Nordea AB	17,051,959
152,500	Scania AB Class B	10,421,519
467,200	Skandinaviska Enskilda Banken AB Class A	13,741,158
335,000	SKF AB Class B	5,515,365
193,200	Svenska Cellulosa AB (SCA)	9,485,356
238,200	Svenska Handelsbanken AB Class A	6,434,961
971,300	Tele2 AB Class B(a)	12,511,830
1,276,500	TeliaSonera AB	9,682,874
96,100	Volvo AB Class B	6,254,148
		117,301,426

	Switzerland — 4.0%
77,986	Baloise Holding Ltd	7,534,115
5,373	Banque Cantonale Vaudoise	2,300,197
212,079	Credit Suisse Group	14,065,135
42,148	Nestle SA (Registered)	14,902,276
525,988	Novartis AG (Registered)	30,743,744
69,855	Swiss Life Holding	17,225,291

5

290,032	Swiss Reinsurance Co (Registered)	24,831,304
1,106,865	UBS AG (Registered)	66,805,731
8,313	Valora Holding AG	2,298,005
433,908	Zurich Financial Services AG	113,076,555
		293,782,353

	United Kingdom — 23.9%
831,195	Alliance & Leicester Plc	17,829,679
1,265,525	Alliance Boots Plc	19,760,096
366,365	AMEC	2,992,644
941,414	Anglo American Plc	43,938,800
318,997	Arriva Plc	4,371,795
2,340,434	AstraZeneca Plc	135,759,996
2,622,709	Aviva Plc	40,680,700
3,412,426	Barclays Plc	45,744,374
1,346,923	Barratt Developments Plc	29,325,550
880,756	BBA Aviation Plc	4,960,307
259,103	Berkeley Group Holdings Plc*	8,290,800
623,364	Bradford & Bingley Plc	5,707,932
511,082	British Energy Plc (Deferred Shares)*(b)(c)	—
16,917,619	BT Group Plc	94,469,778
1,552,367	Cadbury Schweppes Plc	16,033,535
7,404,830	Centrica Plc	48,285,311
3,395,729	Cobham Plc	11,855,742
6,228,832	DSG International Plc	23,969,494
849,437	EMI Group Plc	4,946,726
262,130	Fiberweb Plc*	932,661
468,348	Firstgroup Plc	5,082,753
9,815,169	GlaxoSmithKline Plc	260,897,676
793,197	Hanson Plc	11,421,182
1,697,543	HBOS Plc	34,762,960
723,962	Home Retail Group*	5,806,364
292,641	HSBC Holdings Plc	5,407,550
974,275	IMI Plc	9,996,479
947,656	Imperial Chemical Industries Plc	7,774,997
1,194,881	Imperial Tobacco Group Plc	43,995,367
692,580	Inchcape Plc	6,836,331
2,355,235	J Sainsbury Plc	18,527,546
4,427,945	Kingfisher Plc	21,181,751
1,257,072	Ladbrokes Plc	9,984,683
2,068,926	Legal & General Group Plc	6,181,827
2,060,075	Lloyds TSB Group Plc	21,960,535
1,886,678	National Grid Plc	25,582,870
896,954	Next Plc	31,481,004
2,824,310	Northern Foods Plc	6,125,953
535,419	Northern Rock Plc	11,982,501
2,221,661	Old Mutual Plc	7,278,426
1,381,471	Rio Tinto Plc	74,087,997
9,940,572	Royal & Sun Alliance Insurance Group	28,763,880
4,102,897	Royal Bank of Scotland Group	148,882,461
1,344,333	Royal Dutch Shell Group Class A	47,600,615
1,253,508	Royal Dutch Shell Plc A Shares	44,476,705
1,316,879	Royal Dutch Shell Plc B Shares	47,151,314
2,079,166	Scottish Power Plc	30,941,955
873,249	Scottish Power Plc (Deferred Shares)*(c)	—
758,229	Smith News Plc	1,913,489
500,192	Tate & Lyle Plc	7,844,978
2,723,728	Taylor Woodrow Plc	20,954,073
2,763,616	Tomkins Plc	12,995,270
760,129	United Utilities Plc	11,309,928

6

53,867,011	Vodafone Group Inc	142,802,009
758,229	WH Smith Plc*	5,574,428
2,167,366	Wimpey (George) Plc	23,616,376
216,235	Xstrata Plc	9,725,718
		1,770,765,871

	TOTAL COMMON STOCKS (COST $5,443,216,230)	7,092,624,224

	PREFERRED STOCKS — 0.7%

	Germany — 0.4%
23,939	Fresenius Medical Care AG (Non Voting) 0.97%	4,812,251
32,886	Henkel KGaA 1.24%	4,706,783
19,652	RWE AG 2.43%	1,875,125
9,000	Villeroy & Boch AG (Non Voting) 2.94%	146,150
308,783	Volkswagen AG 2.24%	21,333,945
		32,874,254

	Italy — 0.3%
3,390,874	Compagnia Assicuratrice Unipol 3.58%	10,475,465
155,430	Fiat SPA*	2,421,360
235,136	IFI Istituto Finanziario Industries*	6,714,209
		19,611,034

	TOTAL PREFERRED STOCKS (COST $31,273,745)	52,485,288

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
37,761	Austrian Airlines Rights, Expires 12/01/06* (a)	500

	TOTAL RIGHTS AND WARRANTS (COST $962)	500

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.2%
261,324,312	Boston Global Investment Trust - Quality Portfolio(d)	261,324,312
201,000,000	ING Bank Time Deposit, 5.30%, due 12/01/06	201,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $462,324,312)	462,324,312

	TOTAL INVESTMENTS — 102.6% (Cost $5,936,815,249)	7,607,434,324

	Other Assets and Liabilities (net) — (2.6%)	(194,601,649)

	TOTAL NET ASSETS — 100.0%	$7,412,832,675

7

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$5,940,089,367	$1,718,839,850	$(51,494,893)	$1,667,344,957

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	30,822,330	SGD	47,776,510	$347,207
2/23/2007	USD	242,715,197	NOK	1,550,521,687	10,003,951
2/23/2007	USD	326,407,046	SEK	2,296,768,015	10,695,853
2/23/2007	USD	400,860,643	JPY	46,710,161,123	7,136,235
2/23/2007	USD	446,045,705	CHF	551,633,932	17,821,921
					$46,005,167

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	AUD	19,240,696	USD	14,746,146	$(400,668)
2/23/2007	USD	52,837,850	CAD	60,017,075	(153,027)
2/23/2007	GBP	312,415,292	USD	590,773,119	(23,617,952)
2/23/2007	HKD	432,130,821	USD	55,699,674	(7,101)
2/23/2007	EUR	481,130,053	USD	619,231,049	(20,426,305)
					$(44,605,053)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

931	DAX	December 2006	$194,809,236	$10,715,243
1,716	MSCI Singapore	December 2006	76,811,694	(148,499)
1,477	TOPIX	December 2006	205,048,508	(4,842,886)
				$5,723,858

Sales
18	Amsterdam Exchanges	December 2006	$2,278,703	$77,375
60	CAC 40	December 2006	4,237,258	127,638
1,483	FTSE 100	December 2006	176,690,712	(2,851,146)
2	Hang Seng	December 2006	244,230	1,401
6	IBEX 35	December 2006	1,101,091	35,155
50	OMXS 30	December 2006	781,136	33,338
1,005	S&P Toronto 60	December 2006	128,954,687	(11,995,106)
6	S&P/MIB	December 2006	1,603,404	24,885
5	SPI 200	December 2006	538,951	(7,513)
				$(14,553,973)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $246,803,675, collateralized by cash in the amount of $261,324,312, which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 93.1% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,830,932	GMO Emerging Markets Quality Fund, Class VI	21,385,284
3,987,677	GMO International Growth Equity Fund, Class IV	132,749,782
3,667,670	GMO International Intrinsic Value Fund, Class IV	132,732,984
	TOTAL MUTUAL FUNDS (COST $266,098,989)	286,868,050

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

28,157	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $28,160 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and market value, including accrued interest, of $28,720.	28,157

	TOTAL SHORT-TERM INVESTMENTS (COST $28,157)	28,157

	TOTAL INVESTMENTS — 100.0%
	(Cost $266,127,146)	286,896,207

	Other Assets and Liabilities (net) — 0.0%	(13,645)

	TOTAL NET ASSETS — 100.0%	$286,882,562

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$266,128,566	$20,767,641	$—	$20,767,641

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Markets Quality Fund, Class VI	$—	$18,915,813	$—	$10,475	$131,892	$21,385,284

GMO International Growth Equity Fund, Class III	—	34,533,570	34,532,367	—	1,012,669	—

GMO International Growth Equity Fund, Class IV	—	123,839,842	800,000	—	—	132,749,782

GMO International Intrinsic Value Fund, Class IV	—	124,101,787	7,500	69,273	1,010,139	132,732,984

Totals	$—	$301,391,012	$35,339,867	$79,748	$2,154,700	$286,868,050

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 90.6% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Australia — 4.7%
270,212	Allco Finance Group Ltd(a)	2,516,464
929,648	Beach Petroleum	1,043,547
344,582	BlueScope Steel Ltd	2,167,795
390,066	Boral Ltd	2,278,618
1,687,677	Commonwealth Property Office Fund	1,917,216
939,440	CSR Ltd	2,368,709
2,895,911	DB RREEF Trust	3,938,644
193,932	Downer Edi Ltd	1,072,503
632,646	ING Industrial Fund Unit	1,176,141
2,041,279	Investa Property Group	3,891,855
71,836	Iress Market Technology	390,309
144,175	Just Group Ltd	414,186
343,516	Kagara Zinc Ltd*	1,971,540
157,176	Minara Resources Ltd	730,582
1,164,410	Mirvac Group Ltd	4,861,464
1,970,545	Oxiana Ltd	5,152,304
484,486	Paladin Resources Ltd*	2,686,923
556,852	PaperlinX Ltd	1,732,799
175,086	Worleyparsons Ltd	2,637,519
		42,949,118

	Austria — 1.3%
76,675	Austrian Airlines*(a)	732,684
18,160	Boehler Uddeholm (Bearer)	1,156,579
33,173	Flughafen Wien AG(a)	3,043,009
142,040	Immofinanz Immobilien Anlagen AG*	1,868,992
9,616	Mayr-Melnhof Karton AG (Bearer)	1,744,231
63,248	RHI AG*	2,900,251
		11,445,746

	Belgium — 1.1%
25,508	CMB Cie Maritime Belge	1,005,105
4,721	Cofinimmo SA	942,696
28,089	Euronav SA	874,713
50,136	Tessenderlo Chemie	2,089,373
36,623	Umicore	5,516,163
		10,428,050

	Brazil — 0.2%
2,603,916	Companhia Saneamento Basico SAO PA	313,913
18,300	Companhia Siderurgica Nacional SA	546,887
13,573,600	Electrobras (Centro)	322,255
7,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	651,959
		1,835,014

	Canada — 5.1%
13,200	Agnico-Eagle Mines Ltd	582,416
82,600	Algoma Steel Inc*	2,520,564
141,600	AUR Resources Inc	3,019,097
55,500	Baytex Trust	1,124,044
82,300	Biovail Corp	1,460,004
26,800	Canadian Utilities Class A	1,048,252
31,500	Cascades Inc	382,838
66,300	COM DEV International Ltd*	362,834
26,000	Dundee REIT	829,824

1

37,500	First Quantum Minerals Ltd	1,964,231
20,900	Gildan Activewear Inc Class A*	1,143,228
211,300	Hudbay Minerals Inc*(a)	3,940,887
75,000	Inmet Mining Corp	4,205,595
81,400	Lionore Mining Intl Ltd*	839,623
27,389	Lundin Mining Corp*	959,292
103,400	Methanex Corp	2,557,725
298,400	Mirimar Mining Corp*	1,554,643
90,800	Mission Oil & Gas Inc*	954,074
229,400	Northgate Minerals Corp*	713,077
20,100	Novatel Inc*	828,723
80,300	Oilexco Inc*	492,185
64,366	Onex Corp	1,589,354
173,171	Quebecor Inc Class B	4,855,248
126,456	Quebecor World Inc	1,472,672
87,500	Russel Metals Inc	2,244,101
70,700	Silver Wheaton Corp*	829,543
47,004	Sobeys Inc	1,615,435
34,100	Transat AT Inc Class B	865,899
64,900	Trican Well Service Ltd	1,296,238
		46,251,646

	China — 0.8%
554,000	Aluminum Corp of China Ltd	445,123
820,000	Bank of Communications Co Ltd	753,963
732,000	China Life Insurance Co Ltd Class H	1,790,084
2,782,992	China Petroleum & Chemical Corp Class H	2,212,584
456,000	China Shenhua Energy Co Ltd Class H	878,052
22,000	China Telecom Corp Ltd ADR(a)	1,018,160
115,500	China Telecom Corp Ltd Class H	53,189
803,600	Denway Motors Ltd	315,190
		7,466,345

	Denmark — 0.6%
30,244	AS Dampskibsselskabet(a)	1,856,312
21,425	Topdanmark A/S*	3,420,736
		5,277,048

	Finland — 1.2%
93,502	Amer Group Class A(a)	2,134,571
58,176	Elcoteq Network Corp(a)	835,557
83,900	KCI Konecranes OYJ	2,138,725
43,103	Kemira Oyj	909,357
13,079	Kesko Oyj Class B	669,841
204,629	OKO Bank(a)	3,302,411
20,344	Outokumpu Oyj	684,702
4,739	Rautaruukki Oyj	173,465
		10,848,629

	France — 3.0%
86,792	Air France	3,471,600
43,493	Cap Gemini SA	2,657,293
25,629	Casino Guichard-Perrachon SA	2,344,707
3,709	Ciments Francais	695,033
14,653	Geophysique Cie Generale*(a)	2,942,215
5,767	Michelin SA Class B	502,001
44,787	Nexans SA	4,825,611
115,908	Publicis Groupe	4,490,769
694,220	SCOR SA(a)	1,985,331
32,128	Valeo SA	1,285,882
33,996	Zodiac SA(a)	2,086,631
		27,287,073

2

	Germany — 7.1%
57,508	Altana AG	3,359,221
29,514	Balda AG	249,460
52,918	Bankgesellschaft Berlin AG*(a)	496,369
48,270	Bilfinger & Berger AG	3,008,541
9,313	Celesio AG	476,376
404,305	Depfa Bank Plc	7,330,567
14,155	Fielmann AG	799,637
7,804	H&R Warsag AG	501,784
114,593	Hannover Rueckversicherungs AG (Registered)*(a)	4,825,840
25,947	IKB Deutsche Industriebank AG	1,036,299
54,715	IWKA AG*(a)	1,272,270
111,907	KarstadtQuelle AG*(a)	3,115,323
52,724	Lanxess AG*	2,783,826
20,791	Merck KGaA	2,272,411
42,532	Norddeutsche Affinerie AG(a)	1,196,492
6,377	Puma AG Rudolf Dassler Sport	2,319,399
42,085	Rhoen-Klinikum AG	1,899,062
71,456	Salzgitter AG	8,625,719
39,421	Stada Arzneimittel AG	2,095,122
251,616	Suedzucker AG(a)	6,132,155
335,528	TUI AG(a)	7,092,907
136,244	United Internet AG (Registered)	2,086,656
12,230	Wincor Nixdorf AG	1,759,880
		64,735,316

	Greece — 0.6%
17,038	Babis Vovos International	473,430
37,998	Egnatia Bank	451,676
80,898	Hellenic Exchanges SA	1,530,102
172,137	Hellenic Technodomiki Tev SA	1,877,581
190,551	Technical Olympic SA	649,388
16,443	Tsakos Energy Navigation Ltd	741,415
		5,723,592

	Hong Kong — 1.3%
253,500	Asia Satellite Telecommunications Holdings Ltd	466,909
262,000	CDC Corp*	2,376,340
790,000	Chinese Estates Holdings Ltd	999,734
38,000	Dah Sing Financial Services	345,130
89,000	Guoco Group	1,095,545
925,000	Hang Lung Group Co Ltd	2,348,926
256,000	Industrial & Commercial Bank of China	456,787
260,500	Kingboard Chemical Holdings Ltd	1,050,057
11,840	Kingboard Laminates Holdings*	11,766
298,000	Orient Overseas International Ltd	1,887,578
759,000	Tian An China Investment*	586,319
		11,625,091

	Hungary — 0.1%
5,300	MOL Magyar Olaj es Gazipari Rt (New Shares)	595,598

	India — 0.0%
5,300	State Bank of India GDR	373,650

	Indonesia — 0.1%
319,315	Astra International Tbk PT	554,433
355,000	Telekomunikasi Indonesia Tbk PT	385,930
		940,363

3

	Ireland — 1.8%
68,678	C&C Group Plc	1,047,159
295,683	DCC Plc	9,008,281
1,692,479	Fyffes Plc	3,677,522
85,895	Kerry Group Plc	2,076,155
27,511	Kingspan Group Plc	614,251
		16,423,368

	Israel — 0.2%
99,500	Bank Hapoalim B.M.	480,350
100,300	Bank Leumi Le	404,103
21,800	Check Point Software Technologies Ltd*	499,220
		1,383,673

	Italy — 2.9%
1,624,845	AEM SPA(a)	5,189,434
111,432	ASM Brescia SPA	582,449
66,514	Azimut Holding SPA	854,011
39,767	Banca Popolare di Lodi*	557,595
52,997	Benetton Group SPA	969,501
151,925	Buzzi Unicem SPA(a)	4,090,655
181,040	Cementir SPA	1,593,111
86,211	ERG SPA	2,061,095
37,664	Esprinet SpA	703,068
13,288	Fondiaria - Sai SPA - Di RISP	457,989
102,000	Fornara & Co SPA*(b)(c)	—
213,400	Grassetto SPA*(b)(c)	2,826
222,034	Impregilo SPA*(a)	1,207,019
66,603	Italcementi SPA - Di RISP	1,127,754
40,120	Italmobiliare SPA - RNC	3,254,620
277,957	Milano Assicurazioni SPA	2,235,105
196,258	Risanamento SPA	1,724,141
		26,610,373

	Japan — 19.9%
132,100	Aderans Co Ltd	3,158,314
47,300	Alfresa Holdings Corp	3,022,519
82,000	Alps Electric Co Ltd	794,619
59,000	Amano Corp(a)	724,980
136,400	AOC Holdings Inc	2,423,567
2,000	Ardepro Co Ltd	617,333
45,500	Asahi Pretec Corp	935,278
39,000	Avex Group Holding Inc(a)	637,721
127,000	Bosch Automotive Systems Corp	701,924
134,000	Brother Industries Ltd	1,748,051
212,000	Calsonic Kansei Corp	1,321,084
192,000	Central Glass Co Ltd	1,112,338
68,000	Chiba Kogyo Bank Ltd*	1,041,206
62,000	CKD Corporation(a)	588,044
78,900	Coca-Cola West Japan Co Ltd	1,666,083
507,000	Cosmo Oil Co Ltd(a)	2,136,715
310	Creed Corp(a)	1,133,073
15,400	CSK Corp	669,355
152,600	Daiei Inc*(a)	2,675,399
34,000	Daiichikosho Co Ltd	425,533
590,000	Daikyo Inc*(a)	3,020,150
192,000	Daio Paper Corp(a)	1,556,588
22,300	Disco Corp	1,508,112
100,200	Futaba Industrial Co Ltd(a)	2,330,348
201,000	Godo Steel(a)	991,565

4

941	Goodwill Group (The) Inc(a)	831,362
57,100	H.I.S. Co Ltd(a)	1,370,566
9,240	Hakuhodo Dy Holdings Inc	583,784
82,000	Hankyu Department Stores Inc(a)	696,043
320,000	Hanwa Co Ltd	1,181,414
1,485,900	Haseko Corp*(a)	5,090,524
35,800	Hisamitsu Pharmaceutical Co Inc	1,081,880
1,685,000	Hitachi Zosen Corp*(a)	1,733,089
129,700	Hosiden Corp	1,358,028
51,000	Intec Holdings Ltd*(a)	726,966
40,100	Ito En Ltd(a)	1,221,300
625,000	Iwatani International Corp(a)	1,757,452
15,000	Izumi Co Ltd(a)	534,585
257,000	JACCS Co Ltd(a)	1,785,695
54,000	Japan Securities Finance Co	653,548
131,000	Japan Steel Works Ltd (The)(a)	959,851
53,400	Joint Corp	1,974,802
219,000	Juki Corp	1,342,106
43,000	Kaga Electronics Co Ltd	764,621
58,000	Kanto Tsukuba Bank Ltd*(a)	598,418
104,300	Katokichi Co Ltd	768,258
65,000	Kawasaki Kisen Kaisha Ltd(a)	462,954
252,000	Kayaba Industry Co(a)	1,214,179
82,000	Kitz Corp	658,793
400,000	Kiyo Holdings Inc*(a)	632,299
51,000	KOA Corp(a)	714,088
51,000	Kohnan Shoji Co Ltd(a)	502,653
85,000	Kojima Co Ltd(a)	761,651
30,000	Komatsu Electronic Metal(a)	1,747,972
15,300	Konami Corp	438,360
475,000	Kurabo Industries Ltd	1,087,621
292,000	Kyokuyo Co Ltd	586,236
104,000	Kyudenko Corp(a)	519,604
27,400	Lintec Corp	565,061
18,800	MABUCHI MOTOR CO	1,105,016
365,000	Maeda Corp(a)	1,284,248
287,000	Maruha Group Inc(a)	569,074
173,000	Marusan Securities Co Ltd(a)	2,088,065
22,000	Mediceo Paltac Holdings Co Ltd	415,586
81,900	Mitsumi Electric Co Ltd(a)	1,416,058
251,000	Mizuho Investors Securities(a)	514,087
36,000	Mori Seiki Co	796,709
205,000	Nagase & Co	2,402,447
205,000	Nichiro Corp(a)	323,906
39,700	Nihon Kohden Corp	798,704
101,000	Nihon Unisys Ltd	1,773,077
111,000	Nikkiso Co Ltd	851,556
261,000	Nippon Carbon(a)	981,766
191,000	Nippon Corp	1,394,896
266,000	Nippon Flour Mills Co Ltd	1,036,737
1,426,000	Nippon Light Metal(a)	3,444,674
69,000	Nippon Meat Packers Inc	721,383
236,000	Nippon Sheet Glass(a)	1,043,742
193,000	Nippon Soda Co Ltd*(a)	828,741
260,000	Nippon Suisan Kaisha Ltd	1,428,832
22,000	Nippon System Development Co Ltd(a)	775,091
59,000	Nippon Thompson Co Ltd(a)	538,953
384,000	Nippon Yakin Koguo Co Ltd(a)	2,096,613
61,000	Nipro Corp(a)	1,110,217
35,300	Nishimatsuya Chain Co Ltd	683,595
647,000	Nissan Diesel Motor Co	2,168,291

5

460,000	Nissan Shatai Co Ltd	2,345,780
158,500	Nisshin Seifun Group Inc	1,561,399
36,000	Nissin Kogyo Co Ltd	862,960
97,000	NOF Corp	520,528
83	Nomura Real Estate Office Fund (REIT)	711,627
300,000	Okasan Securities Co Ltd(a)	2,079,248
21,700	Okinawa Electric Power Co	1,258,483
263,000	Pacific Metals Co Ltd	2,254,238
900,000	Penta Ocean Construction Co Ltd*(a)	988,779
61,800	Pioneer Corp(a)	893,245
144,900	Q.P. Corp	1,293,511
159,000	Ryobi Ltd	1,277,991
11,800	Ryohin Keikaku Co Ltd	908,748
106,700	Ryosan Co	2,681,586
67,000	Sanki Engineering	452,131
458,000	Sankyo-Tateyama Holdings Inc(a)	1,002,805
450,000	Sankyu Inc(a)	2,803,484
145,000	Sanyo Securities Co Ltd*(b)(c)	1,253
96,000	Sanyo Shokai Ltd	694,003
21,000	Sawai Pharmaceuticals Co Ltd	867,902
220,000	Seino Holdings Co Ltd	2,185,106
214,000	Shinko Electric Co(a)	599,128
39,800	Shoei Co Ltd(a)	1,172,688
41,000	Showa Corp	624,896
1,131,000	Sumitomo Light Metal Industry(a)	2,251,099
207,000	Sumitomo Warehouse(a)	1,509,220
39,700	Suzuken Co Ltd	1,403,736
388	Take And Give Needs Co Ltd(a)	423,112
53,000	Tamura Taiko Holdings Inc(a)	168,971
142,000	Tanabe Seiyaku Co Ltd	1,801,776
398,000	TOA Corp(a)	437,977
1,420,000	Toho Gas Co Ltd(a)	6,512,808
167,000	Tokai Carbon Co Ltd(a)	1,144,240
29,300	Tokyo Seimitsu Co Ltd(a)	1,350,785
117,800	Tokyo Steel Manufacturing Co	1,734,576
30,000	Tokyo Tatemono Co Ltd	320,723
54,000	Tokyo Tomin Bank Ltd(a)	2,112,296
6,000	Tokyu Livable Inc	453,109
265,000	Topy Industries Ltd	1,034,618
87,000	Toshiba Ceramics Co Ltd	443,263
155,000	Towa Real Eatate Development*(a)	782,333
331,000	Toyo Construction Co*(a)	233,164
236,000	Toyo Engineering(a)	928,480
75,000	Toyo Suisan Kaisha Ltd	1,118,602
995,000	Toyo Tire & Rubber Co Ltd(a)	4,457,917
76,000	Tsumura & Co	1,644,454
118,000	Uchida Yoko Co Ltd	677,475
18,000	Ulvac Inc(a)	596,410
18,000	Union Tool Co(a)	817,713
383,000	Unitika Ltd(a)	504,114
140,100	Yamato Kogyo Co	3,461,446
117,000	Yaskawa Electric Corp(a)	1,278,602
706,000	Yokohama Rubber Co(a)	4,117,904
		180,200,168

	Malaysia — 0.1%
166,800	Maxis Communications Berhad	456,132
357,000	Promet Berhad*(b)(c)	987
312,000	Rekapacific Berhad*(b)(c)	862
		457,981

6

	Mexico — 0.7%
113,000	Carso Global Telecom Class A*	350,309
370,700	Cemex SA de CV CPO*	1,208,261
69,600	Fomento Economico Mexicano SA de CV	730,687
159,000	Grupo Financiero Banorte SA de CV	592,074
215,100	Grupo Mexico SA Class B	777,475
81,000	Grupo Modelo SA de CV Class C	439,749
161,000	Grupo Televisa SA (Participating Certificates)	846,512
51,000	Telefonos de Mexico SA de CV Class L ADR	1,331,100
		6,276,167

	Netherlands — 4.5%
10,547	Aalberts Industries NV	857,665
29,967	Boskalis Westminster NV	2,245,745
66,452	Buhrmann NV	935,527
42,602	Core Laboratories NV*	3,768,573
18,843	Corio NV	1,403,289
151,067	CSM	5,614,400
5,654	Euronext NV	649,150
17,073	Fugro NV	793,341
8,857	Heineken Holding NV	364,851
27,549	Hunter Douglas NV	2,080,559
39,702	Imtech NV	2,315,547
37,271	Koninklijke Vopak NV	1,606,189
35,735	Koninklijke Wessanen NV	474,875
25,157	Nutreco Holding NV	1,557,225
194,591	OCE NV(a)	3,244,500
16,911	Randstad Holdings NV	1,087,451
42,888	SBM Offshore NV	1,397,396
9,961	Stork NV	492,255
18,491	Univar NV	972,539
66,460	Usg People NV (Ordinary Shares)	2,620,536
91,146	Van der Moolen Holding NV(a)	482,970
16,357	Vastned NV	1,461,601
58,837	Vedior NV	1,126,914
30,236	Wereldhave NV	3,710,341
		41,263,439

	Norway — 0.1%
12,000	Prosafe ASA	819,186

	Philippines — 0.1%
179,520	Bank of the Philippine Islands	226,003
9,882	Philippine Long Distance Telephone	498,660
		724,663

	Poland — 0.2%
18,700	KGHM Polska Miedz SA	661,271
41,900	Polski Koncern Naftowy Orlen SA	755,840
75,900	Telekomunikacja Polska SA	590,449
		2,007,560

	Portugal — 0.2%
254,564	Banco BPI SA	2,000,911

	Russia — 0.4%
17,900	Gazpromneft Spon ADR	367,845
30,800	Mobile Telesystems ADR	1,481,480
6,500	Oao Tatneft GDR (Registered Shares)	633,750
12,800	Vimpel-Communications ADR*	973,952
		3,457,027

7

	Singapore — 1.4%
378,000	Asia Food & Properties Ltd	272,366
333,000	Cosco Corp	476,487
740,000	Hyflux Ltd	1,174,241
258,000	Marco Polo Developments Ltd	377,266
2,045,000	Mediaring.com*	436,568
552,350	MobileOne Ltd	761,717
362,000	Neptune Orient Lines Ltd	499,404
1,028,000	Noble Group Ltd	721,420
6,445,100	Pacific Century Region Developments Ltd*	1,613,735
94,000	Parkway Holdings Ltd	171,108
569,000	Singapore Petroleum Co	1,647,097
615,000	Suntec REIT	684,341
246,000	United Overseas Land	719,693
1,281,000	United Test And Assembly Center*	636,901
1,727,000	Want Want Holdings Ltd	2,656,644
		12,848,988

	South Africa — 0.8%
32,540	ABSA Group Ltd	511,624
27,600	Bidvest Group Ltd	492,151
294,100	FirstRand Ltd	811,292
43,220	Impala Platinum Holdings Ltd	1,092,554
16,900	Imperial Holdings Ltd*	348,201
100,600	MTN Group Ltd	1,028,614
21,152	Nedbank Group Ltd	369,994
38,300	Remgro Ltd	858,801
260,550	Sanlam Ltd	648,200
78,300	Standard Bank Group Ltd	962,619
24,500	Telkom SA Ltd	460,653
		7,584,703

	South Korea — 2.0%
19,800	Daewoo Engineering & Construction Co Ltd	446,298
16,934	Hana Financial Group Inc	862,942
600	Hanjin Shipping	18,139
44,700	Hynix Semiconductor Inc*	1,695,548
6,831	Hyundai Development Co	423,001
8,200	Hyundai Mobis	761,284
19,700	Hyundai Motor Co	1,489,807
10,900	Hyundai Steel Co	405,601
23,200	KIA Motors Corp	350,758
34,100	KT Corp ADR	866,140
14,800	KT Freetel Co Ltd	495,173
18,000	KT&G Corp	1,179,534
6,900	LG Chemicals Ltd	317,910
13,110	LG Corp	437,430
11,000	LG Electronics Inc	657,051
15,300	Samsung Corp	541,021
6,200	Samsung SDI Co Ltd	441,757
37,700	Shinhan Financial Group Co Ltd	1,844,849
1,500	Shinsegae Co Ltd	962,450
22,500	SK Corp	1,654,298
45,000	SK Telecom Co Ltd ADR	1,166,850
5,400	S-Oil Corp	395,788
19,600	Woori Finance Holdings Co Ltd	439,444
		17,853,073

8

	Spain — 1.0%
68,279	Acerinox Registered	1,868,982
40,250	Corp Financiera Alba	2,891,588
691,053	Grupo Inmocaral SA*	4,730,923
		9,491,493

	Sweden — 4.4%
103,900	Alfa Laval AB	4,045,333
35,400	Boliden AB	856,317
108,200	D Carnegie AB	2,162,790
152,455	Getinge AB	2,879,659
69,838	Holmen AB Class B	2,994,948
340,817	Kinnevik Investment AB Class B(a)	5,017,932
71,700	Kungsleden AB	1,001,833
39,669	Lundbergforetagen AB Class B	2,261,004
115,300	NCC Class B	2,787,282
74,200	Nobia AB	2,627,597
59,400	Q-Med	835,290
24,300	Ratos AB Series B	550,309
175,460	SSAB Svenskt Stal AB Series A	3,702,982
134,700	SSAB Swedish Steel Series -B	2,673,296
79,600	Swedish Match AB	1,411,148
156,800	Tele2 AB Class B	2,019,824
80,600	Trelleborg AB Class B	1,746,324
		39,573,868

	Switzerland — 3.9%
29,321	Actelion Ltd*	5,227,648
29,086	Baloise Holding Ltd	2,809,957
3,195	Banque Cantonale Vaudoise	1,367,789
9,455	Charles Voegele Holding AG*	766,880
14,570	Ciba Specialty Chemical Holding Reg.	950,773
53,481	Clariant AG*	754,835
146,823	Converium Holding AG	1,923,070
3,379	Fischer (George) AG (Registered)*	1,918,606
3,401	Geberit AG (Registered)	4,945,180
5,560	Helvetia Patria Holding (Registered)	1,773,447
338	Jelmoli Holding AG (Bearer)	753,433
190	Jelmoli Holding AG (Registered)	85,274
38,264	Logitech International*	1,127,112
15,611	Lonza Group AG (Registered)	1,307,370
705	Movenpick Holdings (Bearer)*	232,609
3,376	Rieter Holding AG (Registered)	1,693,988
1,158	Sulzer AG (Registered)	1,183,295
15,885	Swiss Steel AG (Registered)	1,044,078
6,215	Unaxis Holding AG (Registered)*(a)	2,652,057
5,074	Verwaltungs & Private Bank	1,373,523
34,122	Vontobel Holdings AG	1,468,795
		35,359,719

	Taiwan — 2.0%
267,314	Acer Inc	576,232
294,547	Asustek Computer Inc	807,407
706,088	AU Optronics Corp	950,673
484,484	Cathay Financial Holding Co Ltd	1,090,219
470,552	Chi Mei Optoelectronics Corp	499,622
1,301,920	China Development Financial Holding Corp	579,592
1,208,665	China Steel Corp	1,222,310
441,660	Chunghwa Telecom Co Ltd	801,628
426,268	Compal Electronics Inc	391,870
195,223	Delta Electronics Inc	599,231
597,977	Far Eastern Textile Co Ltd	504,416
288,000	Far Eastone Telecommunications Co Ltd	326,462

9

406,995	Formosa Chemicals & Fibre Co	665,451
616,939	Formosa Plastics Corp	1,010,116
468,000	Fubon Financial Holding Co Ltd	440,680
44,104	High Tech Computer Corp	1,019,377
360,403	Lite-On Technology Corp	466,522
114,800	MediaTek Inc	1,174,857
1,072,000	Mega Financial Holdings Co Ltd	813,696
666,060	Nan Ya Plastics Corp	1,072,396
921,594	Powerchip Semiconductor Corp	598,030
303,466	Quanta Computer Inc	529,919
796,144	Taishin Financial Holdings Co Ltd*	436,924
346,000	Taiwan Cellular Corp	346,958
1,721,410	United Microelectronics Corp	1,130,728
		18,055,316

	Thailand — 0.2%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered)(c)	147,687
193,500	Kasikornbank Pcl NVDR(c)	379,728
147,000	PTT Pcl (Foreign Registered)(c)	941,063
		1,468,478

	Turkey — 0.0%
21,311	Tupras-Turkiye Petrol Rafineriler AS	351,315

	United Kingdom — 21.2%
135,279	Admiral Group Plc	2,406,645
318,782	Aggreko Plc	2,471,679
739,744	AMEC	6,042,582
288,604	Arriva Plc	3,955,265
131,770	Babcock International Group	1,039,242
136,618	Balfour Beatty Plc	1,120,661
507,154	Barratt Developments Plc	11,041,886
421,780	BBA Aviation Plc	2,375,412
65,198	Bellway Plc	1,873,717
186,458	Berkeley Group Holdings Plc*	5,966,299
313,657	Bradford & Bingley Plc	2,872,051
427,621	Brit Insurance Holdings Plc	2,557,597
217,659	Bunzl Plc	2,821,030
89,630	Capita Group Plc	1,012,759
177,073	Cattle’s Plc	1,405,204
196,631	Charter Plc*	3,357,261
46,430	Chemring Group	1,427,122
925,481	Cobham Plc	3,231,195
194,243	Cookson Group Plc	2,269,196
47,520	Corus Group Plc	470,135
153,406	Countrywide Plc	1,535,321
88,398	Crest Nicholson Plc	1,096,409
207,937	De la Rue (Ordinary Shares)	2,628,603
1,772,991	Dimension Data Holdings Plc*	1,549,545
123,706	DSG International Plc	476,040
159,169	EMI Group Plc	926,926
379,251	Firstgroup Plc	4,115,826
509,524	GKN Plc	2,927,067
12,838	Go-Ahead Group Plc	535,847
114,162	Great Portland Estates Plc	1,377,475
82,559	Greene King Plc	1,681,734
297,842	Halma Plc	1,264,643
381,312	Henderson Group (Ordinary Shares)	934,182
296,886	HMV Group Plc	988,274
24,380	Homeserve Plc	867,869
358,216	IMI Plc	3,675,450

10

425,082	Inchcape Plc	4,195,907
295,141	Invensys Plc*	1,522,085
145,015	Investec Plc	1,726,029
113,131	Kensington Group Plc	1,694,858
401,793	Kesa Electricals Plc	2,820,622
333,151	Ladbrokes Plc	2,646,155
330,080	LG Group Holdings Plc	1,920,480
99,872	London Stock Exchange	2,569,480
111,619	Luminar Plc	1,506,153
369,129	Misys Plc	1,564,282
161,599	Mitchells & Butler (Ordinary Shares)	2,132,664
27,174	Morgan Sindall Plc	662,540
96,082	National Express Group Plc	1,949,776
1,619,767	Northern Foods Plc	3,513,288
272,507	Paragon Group Cos Plc	3,540,420
75,714	Provident Financial Plc	957,484
371,548	Rank Group Plc	2,035,762
114,859	Restaurant Group (Ordinary Shares)	617,497
131,066	Rexam Plc	1,388,515
38,260	Rotork Plc	608,303
238,733	RPS Group Plc	1,251,501
82,062	SIG Plc	1,562,385
2,095,637	Signet Group Plc	4,836,703
349,910	Smith (David S.) Holdings Plc	1,237,347
450,381	Smith News Plc	1,136,595
78,038	Tate & Lyle Plc	1,223,943
1,695,148	Taylor Woodrow Plc	13,041,043
235,124	TDG Plc	1,149,248
841,282	Tomkins Plc	3,955,936
223,144	Travis Perkins Plc	7,631,332
115,847	Trinity Mirror Plc	1,163,636
143,108	Tullow Oil Plc	1,143,347
274,750	Wellington Underwriting	660,584
192,960	Wetherspoon J D Plc	2,458,543
450,381	WH Smith Plc*	3,311,158
64,814	William Hill Plc	799,066
163,408	Wilson Bowden Plc	7,170,064
1,195,051	Wimpey (George) Plc	13,021,693
		192,624,573

	TOTAL COMMON STOCKS (COST $662,854,756)	864,618,321

	PREFERRED STOCKS — 2.3%

	Brazil — 0.9%
603	Banco Bradesco (New Preferred Shares)*	22,672
30,100	Banco Bradesco SA 9.10%	1,131,704
39,460	Banco Itau Holding Financeira SA 0.46%	1,315,941
1,188,200	Companhia de Bebidas das Americas 0.62%	548,548
12,024,800	Companhia Energetica de Minas Gerais 0.46%	544,254
83,300	Companhia Vale do Rio Doce Class A 0.03%	1,946,103
14,431,600	Electrobras (Centro) SA Class B 5.82%	307,230
15,850	Gerdau Metalurgica SA 4.98%	304,920
40,200	Gerdau SA 4.01%	633,173
149,135	Itausa-Investimentos Itau SA 2.83%	692,289
24,400	Tele Norte Leste Participacs SA 4.63%	360,647
		7,807,481

11

	Germany — 0.6%
3,095	Fresenius Medical Care AG (Non Voting) 0.97%	622,161
51,106	Hugo Boss AG 2.56%(a)	2,631,553
81,646	ProSieben Sat.1 Media AG 3.58%	2,460,050
		5,713,764

	Italy — 0.7%
46,119	Compagnia Assicuratrice Unipol 3.58%	142,476
222,389	IFI Istituto Finanziario Industries*(a)	6,350,223
		6,492,699

	Russia — 0.1%
200	Transneft 0.47%	479,000

	South Korea — 0.0%
3,900	Hyundai Motor Co 3.57%	167,632

	TOTAL PREFERRED STOCKS (COST $11,066,129)	20,660,576

	RIGHTS AND WARRANTS — 0.0%

	Austria — 0.0%
17,000	Austrian Airlines Rights, Expires 12/01/06*(a)	225

	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expire 5/31/07*	475

	TOTAL RIGHTS AND WARRANTS (COST $385)	700

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 15.6%
124,794,222	Boston Global Investment Trust - Quality Portfolio(d)	124,794,222
16,800,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	16,800,000

	TOTAL SHORT-TERM INVESTMENTS (COST $141,594,222)	141,594,222

	TOTAL INVESTMENTS — 113.1% (Cost $815,515,492)	1,026,873,819

	Other Assets and Liabilities (net) — (13.1%)	(119,287,480)

	TOTAL NET ASSETS — 100.0%	$907,586,339

12

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$815,634,520	$238,120,724	$(26,881,425)	$211,239,299

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

2/23/2007	USD	5,221,747	NZD	7,899,756	$157,165
2/23/2007	USD	6,916,414	SEK	48,822,075	249,335
2/23/2007	USD	12,201,406	SGD	18,912,931	137,446
2/23/2007	USD	28,441,566	NOK	181,691,405	1,172,271
2/23/2007	USD	31,895,460	JPY	3,714,609,668	550,353
2/23/2007	USD	41,592,280	CHF	51,438,032	1,661,835
2/23/2007	HKD	71,493,119	USD	9,216,690	381

					$3,928,786

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

2/23/2007	CAD	1,133,000	USD	990,495	$(4,087)
2/23/2007	CHF	3,750,000	USD	3,027,358	(126,008)
2/23/2007	SEK	7,579,000	USD	1,075,830	(36,561)
2/23/2007	EUR	18,905,628	USD	24,325,677	(809,157)
2/23/2007	DKK	23,527,600	USD	4,057,410	(137,898)
2/23/2007	USD	33,140,860	CAD	37,643,801	(95,981)
2/23/2007	GBP	36,420,118	USD	68,831,564	(2,791,676)
2/23/2007	AUD	37,945,264	USD	29,081,558	(790,016)

					$(4,791,384)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

222	CAC 40	December 2006	$15,677,854	$(510,741)
116	DAX	December 2006	24,272,686	1,344,393
112	MSCI Singapore	December 2006	5,013,351	(9,037)
19	TOPIX	December 2006	2,637,726	123,030
				$947,645

Sales

144	FTSE 100	December 2006	$17,156,752	$(127,900)
25	OMXS30	December 2006	390,568	13,991
9	S&P Toronto 60	December 2006	1,154,818	(39,653)
162	SPI 200	December 2006	17,462,028	(1,154,661)
				$(1,308,223)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $114,251,967 collateralized by cash in the amount of $124,794,222 which was invested in the Boston Global Investment Trust - Quality Portfolio.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 88.4% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 96.6%

	REAL ESTATE INVESTMENT TRUSTS — 96.6%

	Apartments — 17.2%
37,500	Archstone-Smith Trust	2,249,250
10,600	Avalonbay Communities, Inc.(a)	1,410,648
1,700	BRE Properties, Inc.-Class A	109,888
4,000	Camden Property Trust	318,920
39,400	Equity Residential Properties Trust	2,098,444
2,100	Essex Property Trust, Inc.(a)	277,284
3,300	GMH Communities Trust	40,953
6,300	Home Properties of NY, Inc.	389,403
		6,894,790

	Diversified — 8.2%
5,800	Cousins Properties, Inc.	210,714
27,200	Franklin Street Properties Corp.	569,024
2,300	Pennslyvania Real Estate Investment Trust	90,850
18,500	Vornado Realty Trust(a)	2,333,035
2,100	Washington Real Estate Investment Trust(a)	90,027
		3,293,650

	Health Care — 8.3%
19,300	Health Care Property Investors, Inc.	700,011
9,500	Health Care, Inc.(a)	398,335
6,700	LTC Properties, Inc.	185,054
21,600	Medical Properties Trust, Inc.(a)	320,760
8,000	National Health Investors, Inc.	268,000
12,500	Nationwide Health Properties(a)	369,875
9,800	Omega Healthcare Investors, Inc.	173,656
13,500	Senior Housing Properties Trust	295,380
4,600	Universal Health Realty Income Trust	181,194
10,700	Ventas, Inc.	416,765
		3,309,030

	Hotels — 4.5%
11,800	Ashford Hospitality Trust, Inc.	154,816
3,900	Highland Hospitality Corp.	55,302
10,600	Hospitality Properties Trust	532,014
31,300	Host Marriott Corp.(a)	789,386
2,900	Lasalle Hotel Properties	127,890
4,600	Sunstone Hotel Investors, Inc.	128,248
		1,787,656

	Industrial — 6.8%
11,400	AMB Property Corp.	698,478
31,438	Prologis	2,048,815
		2,747,293

	Manufactured Housing — 0.7%
3,100	Equity Lifestyle Properties, Inc.	161,107
3,100	Sun Communities, Inc.	103,943
		265,050

1

	Office Central Business District — 10.1%
6,900	BioMed Realty Trust, Inc.	208,380
16,900	Boston Properties, Inc.(a)	1,978,145
16,400	Equity Office Properties Trust(a)	790,480
5,300	Maguire Properties, Inc.(a)	227,105
6,200	SL Green Realty Corp.	838,488
		4,042,598

	Office Suburban — 10.1%
4,100	Alexandria Real Estate Equity, Inc.	422,628
5,489	Brandywine Realty Trust	192,938
4,300	Corporate Office Properties(a)	213,753
14,900	Duke Realty Investments(a)	648,448
52,000	HRPT Properties Trust	653,640
4,000	Kilroy Realty Corp.	327,200
13,000	Liberty Property Trust(a)	665,730
11,200	Mack-Cali Realty Corp.(a)	611,968
6,300	Reckson Associates Realty Corp.	304,794
		4,041,099

	Outlets — 0.5%
5,000	Tanger Factory Outlet Centers, Inc.	197,100

	Regional Malls — 4.6%
5,700	CBL & Associates Properties, Inc.	245,670
13,900	General Growth Properties	763,666
3,100	Macerich Co.	264,957
4,400	Simon Property Group, Inc.	448,712
2,700	Taubman Centers, Inc.	133,542
		1,856,547

	Shopping Centers — 16.1%
12,900	Developers Diversified Realty Corp.(a)	835,662
22,100	Equity One, Inc.	602,888
6,500	Federal Realty Investment Trust	553,670
22,000	Inland Real Estate Corp.(a)	426,800
33,858	Kimco Realty Corp.	1,570,334
16,100	New Plan Excel Realty Trust	458,689
9,300	Regency Centers Corp.	734,514
2,000	Saul Centers, Inc.	112,380
2,900	Urstadt Biddle Properties, Inc.	55,187
22,800	Weingarten Realty	1,088,016
		6,438,140

	Storage — 4.5%
16,514	Public Storage, Inc.	1,589,968
3,700	Sovran Self Storage	216,450
		1,806,418

	Triple Net — 5.0%
7,100	Entertainment Properties Trust	430,970
18,400	Getty Realty Corp.	571,320
17,100	National Retail Properties, Inc.(a)	407,835
14,200	Realty Income Corp.	389,932
17,300	Spirit Finance Corp.	211,233
		2,011,290

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $29,746,021)	38,690,661

	TOTAL REAL ESTATE INVESTMENTS (COST $29,746,021)	38,690,661

2

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 27.3%

	Money Market Funds — 0.6%
240,680	Barclays Global Investors Institutional Money Market Fund(b)	240,680
	Other Short-Term Investments — 26.7%

1,469,674	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,469,848 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accured interest, of $1,499,068.	1,469,674
2,358,667	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,359,017 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,486,770.(b)	2,358,667
293,246	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $293,290 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $343,837.(b)	293,246
2,358,667	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,359,014 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $2,428,395.(b)	2,358,667
2,358,667	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,359,018 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,521,117.(b)	2,358,667
842,381	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	842,381
842,381	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	842,381
181,875	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	181,875
		10,705,558

	TOTAL SHORT-TERM INVESTMENTS (COST $10,946,238)	10,946,238

	TOTAL INVESTMENTS — 123.9% (Cost $40,692,259)	49,636,899

	Other Assets and Liabilities (net) — (23.9%)	(9,569,639)

	TOTAL NET ASSETS — 100.0%	$40,067,260

3

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$40,701,261	$8,945,225	$(9,587)	$8,935,638

Notes to Schedule of Investments:

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $9,318,104, collateralized by cash in the amount of $9,476,564, which was invested in short-term instruments.

(b)         All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.2%

	Asset-Backed Securities — 95.6%

	ABS Collateralized Debt Obligations — 0.2%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.02%, due 10/20/44	14,988,285

	Airlines — 0.5%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.81%, due 05/15/24	16,267,900
11,995,879	Continental Airlines Inc., Series 99-1A, 6.55%, due 02/02/19	12,011,773
		28,279,673

	Auto Financing — 7.2%
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 05/20/10	30,012,697
28,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 01/15/09	28,030,800
16,852,768	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/15/08	16,852,768
31,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/12	31,421,250
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/15/10	40,000,000
58,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/11	58,027,187
35,000,000	GE Dealer Floorplan Master Note Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + 0.01%, 5.33%, due 10/20/11	35,000,000
11,663,070	Household Automotive Trust, Series 02-3, Class A4B, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 05/18/09	11,672,400
15,000,000	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/10	15,000,450
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 07/15/10	12,003,750
47,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 08/15/11	47,000,000
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/10	38,011,780
32,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 12/15/16	31,989,472
13,008,626	Volkswagen Auto Lease Trust, Series 04-A, Class A4B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/20/10	13,010,656
5,797,394	Volkswagen Auto Lease Trust, Series 06-A, Class A1, 5.52%, due 08/20/07	5,800,293
10,000,000	Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 07/21/10	10,003,000
17,656,675	Wachovia Auto Owner Trust, Series 06-A, Class A1, 5.31%, due 06/20/07	17,653,917
		441,490,420

	Business Loans — 5.0%
8,790,757	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.68%, due 04/25/34	8,823,241
7,463,318	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	7,489,439
22,453,794	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	22,505,438
2,867,217	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 04/20/13	2,868,577
24,038,912	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/22/16	24,086,990
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 07/15/12	20,009,400
7,735,981	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 05/15/32	7,745,439
9,929,960	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.56%, due 11/15/33	9,938,897
24,606,576	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 03/20/09	24,607,994
13,172,509	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.45%, due 04/19/17	13,172,509
41,100,562	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.43%, due 04/19/15	41,158,103
17,315,458	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	17,334,584
15,916,857	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	15,939,252
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	17,929,800
20,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/11	19,987,400
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.47%, due 05/13/10	53,033,125
3,168,124	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 5.82%, due 09/15/17	3,155,546
		309,785,734

	CMBS — 6.9%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	15,012,031
37,000,000	Banc of America Large Loan, Series 06-LAQ, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 02/09/21	37,011,562
14,336,346	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	14,338,586
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 07/15/44	22,545,000
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	32,300,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.34%, due 03/10/44	20,116,734
18,144,006	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 10/05/20	18,144,006
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	32,560,320
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1AC, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 02/15/20	13,000,000

57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 5.86%, due 04/15/45	59,012,670
39,629,827	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 09/15/21	39,630,284
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,796,641
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,292,500
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	13,477,344
11,736,260	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	11,439,186
46,867,361	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 09/15/21	46,867,123
		421,543,987

	CMBS Collateralized Debt Obligations — 1.7%
18,231,007	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.71%, due 06/28/19	18,278,407
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	19,890,000
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	30,000,000
35,500,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	35,500,000
		103,668,407

	Collateralized Loan Obligations — 2.1%
6,000,000	Archimedes Funding IV (Cayman) Ltd., 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.85%, due 02/25/13	6,004,364
78,000,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.56%, due 06/20/25	78,031,200
45,500,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A,Variable Rate, 3 mo. LIBOR + .25%, 5.62%, due 07/05/11	45,501,777
		129,537,341

	Credit Cards — 16.2%
13,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/20/11	13,504,725
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 05/20/13	20,052,344
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 04/20/12	7,001,610
15,000,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/15/10	15,015,000
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/15/10	5,007,600
9,800,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.32%, due 01/18/11	9,821,364
35,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/13	35,011,550
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 12/15/13	25,007,750
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 12/15/10	25,002,500
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 06/15/10	20,022,080

5,000,000		Bank One Issuance Trust, Series 03-A1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 09/15/10	5,007,095
	11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 06/15/11	11,723,682
	38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 12/15/10	38,785,676
	10,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 06/15/11	10,031,100
	30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/15/11	30,127,734
	15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 01/17/12	15,028,500
	15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 02/15/12	15,033,574
	26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.52%, due 06/16/14	26,411,751
	28,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/15/13	28,000,000
	15,650,000	Chase Credit Card Master Trust, Series 02-1, Class A, Variable Rate, 1 mo. LIBOR +.10%, 5.42%, due 06/15/09	15,654,695
	14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 5.34%, due 11/15/11	14,032,200
	22,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.54%, due 02/07/10	22,039,600
	16,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .135%, 5.51%, due 08/15/13	16,076,800
	61,500,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 03/20/09	61,516,816
	20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.45%, due 07/25/11	20,034,000
	10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/24/14	10,033,000
	23,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/24/12	23,039,100
	22,000,000	Discover Card Master Trust I, Series 01-1, Class A, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 01/15/08	22,058,007
	10,000,000	Discover Card Master Trust I, Series 02-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 11/17/09	10,005,000
	45,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 08/15/10	45,073,800
	12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 05/15/11	12,026,400
	5,405,000	Discover Card Master Trust I, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/10	5,406,081
	46,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/11	46,018,400
	7,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 06/18/13	7,002,187
GBP	10,000,000	Earls Five Ltd., Series E, MTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 5.37%, due 02/27/08	19,624,082
	5,400,000	GE Capital Credit Card Master Note Trust, Series 04-2, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 09/15/10	5,402,910
	25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/13	25,022,667
	20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 10/15/09	20,024,000
	3,000,000	MBNA Credit Card Master Note Trust Series 01-A5 Class A5, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 03/15/11	3,010,230

6,220,000	MBNA Credit Card Master Note Trust, Series 02-A9, Class A9, Variable Rate, 3 mo. LIBOR + .09%, 5.46%, due 12/15/09	6,223,732
31,976,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/16/10	32,015,970
14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/15/11	14,035,000
15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 01/15/14	15,075,000
19,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.32%, due 12/15/10	19,005,937
20,000,000	MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 5.31%, due 09/15/11	20,006,250
9,100,000	Nordstrom Credit Card Master Note Trust, Series 02-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 10/13/10	9,108,190
25,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 09/15/11	25,032,500
32,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/16/11	32,500,000
18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 08/15/11	18,120,600
31,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/15/13	31,149,760
15,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 02/15/17	15,000,000
		995,968,549

	Emerging Markets Collateralized Debt Obligations — 0.3%
16,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.81%, due 04/18/17	16,001,600

	Equipment Leases — 0.7%
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/15/11	7,505,566
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 06/15/12	23,000,000
13,382,865	CNH Equipment Trust, Series 06-A, Class A1, 4.99%, due 04/05/07	13,378,850
		43,884,416

	High Yield Collateralized Debt Obligations — 0.0%
1,968,954	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	1,939,420

	Insurance Premiums — 0.9%
25,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 11/17/08	25,003,906
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 04/15/10	16,043,200
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.55%, due 06/15/09	11,025,300
		52,072,406

	Insured Auto Financing — 3.6%
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR +.38%, 5.70%, due 12/20/09	17,593,483
7,500,000	Aesop Funding II LLC, Series 04-2A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 04/20/08	7,500,000
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 04/20/10	9,961,800
19,550,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.43%, due 05/06/12	19,568,364
35,000,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.40%, due 10/06/09	35,072,797
16,032,918	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 03/15/11	16,045,921
11,000,000	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 08/15/11	11,010,723
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 12/15/12	36,965,312
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .015%, 5.34%, due 07/15/13	28,995,940
11,903,115	Drive Auto Receivables Trust, Series 06-1, Class A1, FSA, 5.34%, due 06/15/07	11,902,590
8,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	8,027,468
15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	15,019,695
103,219	Triad Auto Receivables Owner Trust, Series 6-B, Class A1, FSA, 5.14%, due 06/12/07	103,426
965,163	UPFC Auto Receivables Trust, Series 06-A, Class A1, MBIA, 5.27%, due 06/15/07	965,144
		218,732,663

	Insured Business Loans — 0.2%
6,757,417	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	6,776,225
7,547,801	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 12/02/13	7,552,760
		14,328,985

	Insured Collateralized Loan Obligations — 0.0%
1,200,468	PAM Capital Funding Corp., Series 98-1W, Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + .165%, 5.54%, due 05/01/10	1,200,468

	Insured Credit Cards — 0.8%
11,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 01/15/10	11,034,320
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 03/15/11	35,068,521
		46,102,841

	Insured High Yield Collateralized Debt Obligations — 1.0%
28,942,308	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 5.62%, due 06/30/17	28,797,596
1,429,492	Cigna CBO Ltd, Series 96-1, Class A2, 144A, Variable Rate, CapMAC, 6.46%, due 11/15/08	1,429,492
10,000,000	GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.83%, due 12/16/15	10,002,432

4,478,032		GSC Partners CDO Fund Ltd, Series 1A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 5.80%, due 05/09/12	4,478,032
	17,592,489	GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.89%, due 05/22/13	17,642,104
			62,349,656

		Insured Residential Asset-Backed Securities (European) — 0.2%
GBP	2,792,592	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.44%, due 06/12/35	5,511,496
GBP	4,669,026	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.39%, due 09/12/35	9,200,166
			14,711,662

		Insured Residential Asset-Backed Securities (United States) — 0.2%
	7,349,936	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.70%, due 12/25/33	7,415,351
	1,428,684	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	1,430,938
	2,192,276	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 03/25/34	2,203,457
	2,638,242	Residential Asset Securities Corp., Series 02-KS3, Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 05/25/32	2,638,731
	1,165,696	Residential Asset Securities Corp., Series 02-KS5, Class AIB3, AMBAC, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/32	1,166,746
			14,855,223

		Insured Residential Mortgage-Backed Securities (United States) — 1.4%
	2,061,245	Chevy Chase Mortgage Funding Corp, Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	2,062,482
	5,059,024	Chevy Chase Mortgage Funding Corp., Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 01/25/38	5,062,060
	10,000,000	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/34	10,022,266
	37,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	37,004,374
	1,598,186	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 07/25/29	1,599,169
	1,560,776	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 5.60%, due 08/15/30	1,562,555
	3,721,669	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	3,724,814
	1,218,874	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 12/25/32	1,219,606
	10,352,587	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	10,363,871
	6,651,666	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 09/27/32	6,663,959
	7,268,055	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	7,274,505
			86,559,661

	Insured Time Share — 0.5%
5,112,923	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/16	5,107,994
9,553,015	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/17	9,553,015
18,216,022	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/20/18	18,215,931
		32,876,940

	Insured Transportation — 0.2%
11,125,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 04/17/19	11,125,000

	Investment Grade Corporate Collateralized Debt Obligations — 3.4%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 6.34%, due 09/20/09	20,314,400
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.97%, due 08/05/09	10,065,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 6.28%, due 08/05/09, 6.28%, due 08/05/09	7,024,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.84%, due 12/20/09	6,039,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.04%, due 12/20/09	11,071,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.14%, due 12/20/09	3,010,500
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.91%, due 03/20/10	15,992,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.79%, due 12/20/10	29,985,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.84%, due 03/20/10	16,040,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.68%, due 06/20/13	46,115,000
15,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.09%, due 08/01/11	15,243,750
30,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.81%, due 06/22/10	29,947,500
		210,848,150

	Other — 1.4%
30,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	30,730,851
4,687,500	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 05/15/14	4,695,000
19,775,233	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 09/15/41	19,775,233
29,000,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.62%, due 01/05/14	29,058,000
		84,259,084

	Rate Reduction Bonds — 1.1%
3,510,000	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.68%, due 12/30/10	3,523,513
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,487,100
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,353,140
11,465,844	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.69%, due 06/15/11	11,508,268
		66,872,021

	Residential Asset-Backed Securities (United States) — 22.6%
4,651,967	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/35	4,666,505
16,378,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	16,379,146
20,000,000	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 09/25/35	20,013,400
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	7,016,800
2,806,053	ACE Securities Corp., Series 05-RM2, Class A2B, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/35	2,806,278
10,652,465	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/36	10,655,874
36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 12/25/35	36,409,000
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/25/36	30,000,300
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/25/36	9,998,900
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/25/36	17,000,000
24,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 10/25/36	24,000,000
10,565,337	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 07/25/36	10,565,337
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 07/25/36	22,000,000
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	17,496,150
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 04/25/36	13,000,000
19,550,707	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	19,555,399
24,054,788	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	24,054,788
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	14,036,000
956,020	Aegis Asset Backed Securities Trust, Series 04-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 03/25/31	956,316
12,841,157	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	12,847,192
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	7,014,210
8,955,715	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 5.84%, due 05/25/34	8,964,111
35,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	35,024,500
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	12,997,969

19,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/25/36	18,998,516
13,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 10/25/36	13,496,309
9,299,109	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 11/25/36	9,299,109
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.83%, due 05/28/39	10,033,932
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.97%, due 05/28/39	10,449,402
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.82%, due 02/28/40	15,021,680
1,500,595	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/25/35	1,503,897
26,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/35	26,059,800
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 01/25/36	39,097,500
2,960,306	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 07/25/34	2,961,231
7,000,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 01/25/35	7,008,750
32,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	32,050,000
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	16,533,000
999,799	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 04/25/33	1,000,898
1,196,445	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.73%, due 10/25/34	1,200,154
3,173,983	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 10/25/35	3,173,873
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/37	46,474,298
28,071,307	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	28,066,921
357,776	Credit-Based Asset Servicing and Securitization, Series 04-CB6, Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 07/25/35	359,103
995,740	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 04/25/34	997,451
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	18,500,000
20,642,280	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	20,645,789
4,793,275	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/35	4,793,275
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 08/25/36	23,628,691
29,477,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	29,506,477
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	19,020,900
10,659,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	10,667,327
15,304,640	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/35	15,308,303
17,000,000	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/35	17,037,400

7,780,823	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.63%, due 01/20/35	7,799,667
8,558,088	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 01/20/35	8,576,475
25,700,664	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 01/20/36	25,705,684
9,904,067	IndyMac Residential Asset Backed Trust, Series 06-B, Class 2A1, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 03/14/10	9,904,374
1,133,416	Master Asset Backed Securities Trust, Series 04-OPT1, Class A3, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 02/25/34	1,134,611
42,000,000	Master Asset Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	42,011,941
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	10,031,828
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	25,933,848
6,987,613	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	6,989,496
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	14,284,914
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15% Mabs, 5.47%, due 08/25/36	30,401,949
18,802,197	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	18,820,101
5,132,540	Morgan Stanley ABS Capital I, Series 04-HE5, Class A4, Variable Rate, 1 mo. LIBOR + .53%, 5.85%, due 06/25/34	5,147,937
156,037	Morgan Stanley ABS Capital I, Series 04-HE9, Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 11/25/34	156,622
6,626,456	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 08/25/34	6,643,910
30,000,000	Morgan Stanley Home Equity Loans, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + 0.22%, 5.54%, due 05/25/35	30,025,800
6,579,127	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + 0.07%, 5.39%, due 02/25/36	6,585,295
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	27,525,025
11,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.47%, due 11/25/36	11,500,000
20,000,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	20,015,625
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 11/25/35	16,023,507
4,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	4,007,500
15,918,165	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/35	15,959,552
18,993,293	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	19,015,890
28,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 12/25/35	28,056,840
11,353,151	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	11,353,151
24,235,000	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 09/25/45	24,250,147
16,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	16,007,500
12,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/33	12,026,160

843,843	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	843,843
4,225,339	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 02/25/36	4,227,478
13,717,825	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/36	13,723,183
14,455,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	14,484,344
8,035,979	Soundview Home Equity Loan Trust, Series 06-OPT1, Class 2A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 03/25/36	8,035,979
1,066,596	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/25/35	1,068,554
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	19,994,531
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	13,010,869
34,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	34,048,038
		1,385,684,329

	Residential Mortgage-Backed Securities (Australian) — 4.5%
14,486,472	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.58%, due 01/10/35	14,518,197
15,345,214	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.51%, due 11/19/37	15,368,232
7,210,121	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.45%, due 06/17/37	7,206,948
22,525,244	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.43%, due 07/20/38	22,519,613
11,686,573	Interstar Millennium Trust Series 03-3G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.62%, due 09/27/35	11,716,958
11,678,038	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.62%, due 01/20/36	11,700,226
11,869,747	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 5.59%, due 03/14/36	11,893,486
5,536,887	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.51%, due 12/08/36	5,540,265
7,488,170	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.58%, due 12/21/33	7,503,821
10,187,905	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.53%, due 05/25/35	10,230,694
5,615,801	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.45%, due 05/10/36	5,615,633
26,790,748	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.44%, due 06/14/37	26,790,480
17,719,959	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.50%, due 03/20/34	17,732,363
42,200,000	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 10/20/37	42,198,312
40,000,000	Puma Finance Limited, Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 02/21/38	40,000,000
6,623,103	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.49%, due 03/09/36	6,631,508
5,627,281	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 01/12/37	5,626,155
16,146,267	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 03/23/36	16,143,038
		278,935,929

	Residential Mortgage-Backed Securities (European) — 6.1%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.50%, due 09/20/66	16,618,260
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.46%, due 02/17/52	16,000,000
46,500,000	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 11/20/31	46,500,000
13,418,779	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 10/11/41	13,421,463
9,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.46%, due 12/20/54	9,002,700
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.41%, due 12/20/54	15,000,000
15,000,000	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 09/20/44	15,016,050
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.45%, due 07/15/40	48,998,040
11,694,000	Leek Finance Plc, Series 14A Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.57%, due 09/21/36	11,697,508
16,940,750	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 03/21/37	16,932,280
2,666,480	Leek Finance Plc, Series 16A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.45%, due 09/21/37	2,666,445
5,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 03/23/09	5,000,000
15,074,540	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 5.29%, due 01/24/28	15,104,689
6,149,793	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.52%, due 07/24/19	6,154,098
14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.42%, due 05/08/16	14,000,000
24,926,442	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.31%, due 10/15/41	24,923,949
19,614,802	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.48%, due 11/15/38	19,614,802
14,090,816	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.58%, due 05/15/34	14,098,284
20,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 5.50%, due 06/10/11	20,006,000
10,000,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.48%, due 12/10/11	10,024,400
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.43%, due 09/10/14	5,003,000
22,500,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 06/10/14	22,558,275
7,023,040	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 08/10/30	7,018,651
		375,358,894

	Residential Mortgage-Backed Securities (United States) — 0.2%
3,068,975	Chevy Chase Mortgage Funding Corp., Series 04-3, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.62%, due 08/25/35	3,070,816
10,329,192	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/26/34	10,325,964
		13,396,780

	Student Loans — 5.5%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.49%, due 04/25/16	22,024,200
8,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 01/25/14	7,999,200
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 5.40%, due 04/25/22	15,535,650
8,945,769	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 09/29/14	8,946,118
20,463,215	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.37%, due 08/25/20	20,463,215
16,281,172	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.42%, due 09/27/21	16,280,521
9,429,547	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo.LIBOR + .04%, 5.43%, due 06/20/15	9,453,121
10,364,124	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 5.51%, due 06/25/14	10,366,197
8,404,121	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/23	8,408,575
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	21,000,000
36,532,115	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	36,532,114
20,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 11/25/15	20,008,800
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.44%, due 06/22/17	37,034,687
29,000,000	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.46%, due 04/27/20	29,039,730
17,003,330	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.39%, due 04/25/15	17,002,665
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 07/25/16	16,985,210
10,981,591	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.38%, due 07/25/16	10,981,591
11,682,859	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.38%, due 01/25/18	11,681,223
5,865,802	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 5.60%, due 10/27/25	5,878,590
15,114,763	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.36%, due 10/25/13	15,114,763
		340,736,170

	Trade Receivable — 1.0%
46,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.47%, due 12/17/10	46,000,000
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 11/15/10	13,012,187
		59,012,187

	Total Asset-Backed Securities	5,877,106,881

	Corporate Debt — 0.4%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 01/12/11	22,007,722

	U.S. Government — 0.0%
3,000,000	U.S. Treasury Note, 4.63%, due 03/31/08(a)	2,993,906

	U.S. Government Agency — 1.2%
750,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.63%, due 01/01/14	749,063
2,503,750	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.15%, due 10/01/12	2,494,361
1,003,844	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.76%, due 10/01/11	996,943
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 02/01/27	14,887,500
3,930,420	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.50%, due 03/30/19	3,942,702
18,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.35%, due 02/01/25	18,257,188
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.60%, due 10/29/26	14,962,500
896,640	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.62%, due 11/15/14	892,157
427,984	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.48%, due 05/01/14	425,042
1,211,407	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 5.10%, due 05/01/14	1,203,079
11,985,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 5.41%, due 07/01/23	11,895,113
916,667	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.82%, due 01/01/12	905,782
		71,611,430

	TOTAL DEBT OBLIGATIONS (COST $5,962,933,145)	5,973,719,939

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.3%

	Money Market Funds — 0.2%
9,534,918	Merrimac Cash Series-Premium Class	9,534,918
	Other Short-Term Investments — 3.1%
25,656,000	Barton Capital Corp. Commercial Paper, 5.25%, due 12/06/06	25,637,292
60,000,000	Kittyhawk Funding Commercial Paper, 5.26%, due 12/15/06	59,877,267
18,812,000	Old Line Funding Llc Commercial Paper, 5.25%, due 12/08/06	18,792,796
85,000,000	Rabobank USA Financial Corp. Commercial Paper, 5.30%, due 12/01/06	85,000,000
		189,307,355

	TOTAL SHORT-TERM INVESTMENTS (COST $198,842,273)	198,842,273

	TOTAL INVESTMENTS — 100.5% (Cost $6,161,775,418)	6,172,562,212

	Other Assets and Liabilities (net) — (0.5%)	(28,619,159)

	TOTAL NET ASSETS — 100.0%	$6,143,943,053

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

$6,161,775,418	$18,303,772	$(7,516,978)	$10,786,794

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation
2/06/2007	GBP	25,000,000	USD	47,602,375	$(1,559,045)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Sales

798	U.S. Treasury Note 5 Yr. (CBT)	March 2007	$84,712,688	$(464,137)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$747,692
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(41,833)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	36,549
							$742,408

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	$1,521,207
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	1,406,768	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	3,277,387	**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	832,083
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	1,184,926	*
							$8,222,371

* Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

**  Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia
AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
C.A.B.E.I. - Central American Bank of Economic Integration
CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
CDO - Collateralized Debt Obligation
CMBS - Collateralized Mortgage Backed Security
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR - London Interbank Offered Rate
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN - Medium Term Note
RMAC - Residential Mortgage Acceptance Corp.
SLM - Sallie Mae
XL – Insured as to the payment of principal and interest by XL Capital Assurance.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material.As of November 30, 2006, the total value of these securities represented 29.8% of net assets.

Currency Abbreviations:

GBP – British Pound

USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
21,288,037	GMO Short-Duration Collateral Fund	56,429,930
	TOTAL MUTUAL FUNDS (COST $546,763,683)	56,429,930

	TOTAL INVESTMENTS — 100.0%
	(Cost $546,763,683)	56,429,930

	Other Assets and Liabilities (net) — 0.0%	(70,528)

	TOTAL NET ASSETS — 100.0%	$562,359,402

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$546,763,683	$15,666,247	$—	$15,666,247

Investments in Affiliated Issuers

The Fund makes investments in another GMO Trust fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this affiliated issuer during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$—	$547,161,238	$405,600	$5,466,264	$—	$562,429,930
Totals	$—	$547,161,238	$405,600	$5,466,264	$—	$562,429,930

Notes to Schedule of Investments:

Certain securities held by GMO Short-Duration Collateral Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 29.8% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 16.7%

	U.S. Government — 9.9%
3,093,500	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(a)	3,184,372

	U.S. Government Agency — 6.8%
139,988	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.53%, due 10/01/12	139,463
901,350	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.53%, due 10/01/12	897,970
836,750	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.76%, due 10/01/11	830,997
44,993	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.48%, due 05/01/14	44,684
288,223	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 6.06%, due 08/25/18	290,772
		2,203,886

	TOTAL DEBT OBLIGATIONS (COST $5,517,095)	5,388,258

Shares	Description	Value ($)

	MUTUAL FUNDS — 82.7%

	United States — 82.7%

	Affiliated Issuers
1,008,478	GMO Short-Duration Collateral Fund	26,643,985
9,192	GMO Special Purpose Holding Fund(b) (c)	12,869
	TOTAL MUTUAL FUNDS (COST $25,762,193)	26,656,854

	TOTAL INVESTMENTS — 99.4% (Cost $31,279,288)	32,045,112

	Other Assets and Liabilities (net) — 0.6%	182,179

	TOTAL NET ASSETS — 100.0%	$32,227,291

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$31,923,975	$251,022	$(129,885)	$121,137

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Short-Duration Collateral Fund	$23,515,802	$4,319,519	$2,000,000	$269,519	$—	$26,643,985

GMO Special Purpose Holding Fund	75,649	—	—	—	398,506	12,869

Totals	$23,591,451	$4,319,519	$2,000,000	$269,519	$398,506	$26,656,854

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)   Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)   Bankrupt issuer.

(c)   Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 31.6% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Description	Value ($)

DEBT OBLIGATIONS — 0.0% (a)

Asset-Backed Securities — 0.0%

Health Care Receivables — 0.0%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A(b)(c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A(b)(c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A(b)(c)	—
—

Total Asset-Backed Securities	—

TOTAL DEBT OBLIGATIONS (COST $0)	—

TOTAL INVESTMENTS — 0.0% (Cost $0)	—

Other Assets and Liabilities (net) — 100.0%	777,052

TOTAL NET ASSETS — 100.0%	$777,052

Notes to Schedule of Investments:

As of November 30, 2006, the approximate cost for U.S federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$—	$—	$—	$—

(a) Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 75.9% subsidiary of GMO Special Purpose Holding Fund.

(b) Security in default.

(c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Subsequent Event

On January 5, 2007, the Fund received a distribution from GMO SPV I, LLC in the amount of $2,566,345. On January 8, 2007, the Fund made a special cash distribution in the amount of $2,566,345.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 6.1%

	Austria — 1.2%

	Corporate Debt
8,000,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	9,285,760

	Mexico — 1.2%

	Corporate Debt
10,000,000	Telefonos de Mexico SA de CV, 5.50%, due 01/27/15	9,863,290

	United States — 3.7%

	Corporate Debt — 1.2%
5,000,000	Ryder System, Inc., MTN, 5.85%, due 11/01/16	5,000,000
5,000,000	Wyeth, 5.50%, due 02/01/14	5,075,174
		10,075,174

	U.S. Government — 2.5%
20,000,000	U.S. Treasury Note, 4.88%, due 05/15/09 (a)	20,150,000
	Total United States	30,225,174

	TOTAL DEBT OBLIGATIONS (COST $48,930,499)	49,374,224

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Currency Options — 0.0%
26,800,000	AUD Call/JPY Put, Expires 04/20/07, Strike 90.00	288,841
4,790,000,000	USD Call/JPY Put, Expires 04/09/07, Strike 119.65	112,852
		401,693

	TOTAL CALL OPTIONS PURCHASED (COST $539,673)	401,693

	PUT OPTIONS PURCHASED — 0.1%

	Currency Options — 0.1%
26,800,000	AUD Put/JPY Call, Expires 04/20/07, Strike 85.00	101,499
4,790,000,000	USD Put/JPY Call, Expires 04/09/07, Strike 111.75	460,463
		561,962

	TOTAL PUT OPTIONS PURCHASED (COST $566,972)	561,962

Shares	Description	Value ($)

	MUTUAL FUNDS — 92.8%

	United States — 92.8%
	Affiliated Issuers
1,804,556	GMO Emerging Country Debt Fund, Class III	21,005,030
22,048,525	GMO Short-Duration Collateral Fund	582,522,026
5,993,059	GMO World Opportunity Overlay Fund	153,721,974

	TOTAL MUTUAL FUNDS (COST $745,576,487)	757,249,030

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
2,635,563	Merrimac Cash Series-Premium Class	2,635,563

	TOTAL SHORT-TERM INVESTMENTS (COST $2,635,563)	2,635,563

	TOTAL INVESTMENTS — 99.3% (Cost $798,249,194)	810,222,472

	Other Assets and Liabilities (net) — 0.7%	5,800,325

	TOTAL NET ASSETS — 100.0%	$816,022,797

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$798,249,194	$12,350,514	$(377,236)	$11,973,278

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,				Distributions
	beginning of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Emerging Country Debt Fund, Class III	$—	$19,662,903	$—	$131,304	$331,599	$21,005,030

GMO Short-Duration Collateral Fund	—	599,253,485	27,000,000	3,153,486	—	582,522,026

GMO World Opportunity Overlay Fund	—	153,290,000	—	—	—	153,721,974

Totals	$—	$772,206,388	$27,000,000	$3,284,790	$331,599	$757,249,030

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation

12/05/2006	USD	111,066,446	EUR	85,900,000	$2,700,706
12/12/2006	USD	37,724,921	NZD	57,400,000	1,537,662
12/19/2006	USD	14,686,120	JPY	1,740,000,000	376,417
1/09/2007	EUR	43,300,000	NOK	361,138,677	1,289,084
1/16/2007	USD	115,383,688	AUD	152,200,000	4,563,610
1/23/2007	CAD	64,400,000	USD	56,785,820	307,770
1/30/2007	EUR	15,000,000	SEK	136,849,758	135,782
2/06/2007	USD	121,663,265	GBP	63,900,000	3,993,324
2/13/2007	USD	6,130,230	CHF	7,300,000	1,846
2/20/2007	USD	15,543,573	EUR	11,700,000	8,184

					$14,914,385

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation

12/01/2006	SEK	681,000	USD	99,177	$(254)
12/05/2006	EUR	85,900,000	USD	109,295,302	(4,471,849)
12/12/2006	NZD	10,000,000	USD	6,591,028	(249,143)
12/19/2006	JPY	22,610,000,000	USD	193,864,590	(1,861,827)
1/09/2007	NOK	165,965,990	EUR	19,800,000	(723,859)
1/16/2007	AUD	38,500,000	USD	30,102,012	(239,456)
1/23/2007	USD	5,270,445	CAD	5,900,000	(96,214)
2/13/2007	CHF	59,500,000	USD	48,110,443	(1,870,176)

					$(9,512,778)

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

517	Australian Government Bond 10 Yr.	December 2006	$42,056,632	$10,278
775	Australian Government Bond 3 Yr.	December 2006	61,342,756	(100,901)
4	Japanese Government Bond 10 Yr. (LIF)	December 2006	4,674,701	4,943
36	Japanese Government Bond 10 Yr. (TSE)	December 2006	42,013,218	65,288
339	UK Gilt Long Bond	March 2007	73,249,506	195,641
				$175,249

Sales

509	Canadian Government Bond 10 Yr.	March 2007	$51,450,427	$(292,155)
87	Euro BOBL	December 2006	12,669,420	(27,476)
183	Euro Bund	December 2006	28,714,345	(108,735)
416	U.S. Long Bond	March 2007	47,580,000	(554,245)
656	U.S. Treasury Note 10 Yr.	March 2007	71,627,000	(514,686)
1,018	U.S. Treasury Note 2 Yr.	March 2007	208,690,000	(402,428)
256	U.S. Treasury Note 5 Yr.	March 2007	27,176,000	(134,443)
				$(2,034,168)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

  Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)
5,000,000	USD	3/20/2014	Morgan Stanley	(Pay)	0.15%	Wyeth	$1,864
10,000,000	USD	2/20/2015	JP Morgan Chase Bank	(Pay)	0.61%	Telefonos de Mexico SA de CV	(22,732)

5,000,000	USD	12/20/2016	Morgan Stanley	(Pay)	0.46%	Ryder System, Inc., MTN	116,220
							$95,352

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)
173,400,000	SEK	3/21/2009	JP Morgan Chase Bank	Receive	3.90%	3 month SEK STIBOR	$11,921
33,500,000	SEK	3/21/2012	Citigroup	Receive	4.10%	3 month SEK STIBOR	26,372
176,500,000	SEK	3/21/2012	Deutsche Bank AG	Receive	4.10%	3 month SEK STIBOR	138,942
57,600,000	CHF	3/21/2012	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(422,885)
3,100,000	CHF	3/21/2012	JP Morgan Chase Bank	(Pay)	2.70%	6 month CHF LIBOR	(22,759)
5,800,000	CHF	3/21/2012	Merrill Lynch	(Pay)	2.70%	6 month CHF LIBOR	(42,582)
306,700,000	SEK	3/21/2014	JP Morgan Chase Bank	Receive	4.20%	3 month SEK STIBOR	512,551
18,200,000	CHF	3/21/2014	Deutsche Bank AG	(Pay)	2.85%	6 month CHF LIBOR	(274,132)
6,000,000	CHF	3/21/2014	JP Morgan Chase Bank	(Pay)	2.85%	6 month CHF LIBOR	(90,373)
12,400,000	CHF	3/21/2014	Merrill Lynch	(Pay	2.85%	6 month CHF LIBOR	(186,771)
61,100,000	SEK	3/21/2017	JP Morgan Chase Bank	Receive	4.30%	3 month SEK STIBOR	201,506
6,100,000	CHF	3/21/2017	Citigroup	(Pay)	3.00%	6 month CHF LIBOR	(158,445)
46,000,000	CHF	3/21/2017	Deutsche Bank AG	(Pay)	3.00%	6 month CHF LIBOR	(1,194,828)
6,100,000	CHF	3/21/2017	JP Morgan Chase Bank	(Pay)	3.00%	6 month CHF LIBOR	(158,445)
2,900,000	CHF	3/21/2017	Merrill Lynch	(Pay)	3.00%	6 month CHF LIBOR	(75,326)
							$(1,735,254)

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
150,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.14%	Lehman Brothers 1-3 Year Treasury Index	$(58,523)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
STIBOR - Stockholm Interbank Offered Rate
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 28.7% of net assets.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
5,090,346	GMO Core Plus Bond Fund, Class IV	55,281,153
144,451	GMO Emerging Country Debt Fund, Class IV	1,682,860
4,006,437	GMO Emerging Markets Quality Fund, Class VI	46,795,181
2,602,552	GMO Inflation Indexed Plus Bond Fund, Class VI	68,316,986
1,254,033	GMO International Bond Fund, Class III	12,929,078
2,920,020	GMO International Growth Equity Fund, Class IV	97,207,466
2,655,081	GMO International Intrinsic Value Fund, Class IV	96,087,368
92,899	GMO International Small Companies Fund, Class III	1,364,692
1,714,852	GMO Strategic Fixed Income Fund, Class VI	44,294,635
2,658,803	GMO U.S. Core Equity Fund, Class VI	39,855,460
2,056,217	GMO U.S. Quality Equity Fund, Class IV	44,825,521
	TOTAL MUTUAL FUNDS (COST $460,934,855)	508,640,400

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%
29,139	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $29,142, and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $29,721.	29,139
	TOTAL SHORT-TERM INVESTMENTS (COST $29,139)	29,139

	TOTAL INVESTMENTS — 100.0% (Cost $460,963,994)	508,669,539

	Other Assets and Liabilities (net) — 0.0%	(29,788)

	TOTAL NET ASSETS — 100.0%	$508,639,751

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$457,573,634	$51,131,073	$(35,168)	$51,095,905

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Core Plus Bond Fund, Class IV	$57,865,320	$14,933,884	$20,000,000	$13,384	$—	$55,281,153

GMO Currency Hedged International Bond Fund, Class III	9,229,127	—	9,116,081	—	—	—

GMO Currency Hedged International Equity Fund, Class III	1,005,543	189,357	1,071,366	13,082	176,275	—

GMO Domestic Bond, Fund Class VI	7,382,206	3,759	7,318,303	3,759	—	—

GMO Emerging Country Debt Fund, Class IV	1,084,598	540,025	—	11,422	28,603	1,682,860

GMO Emerging Markets Quality Fund, Class VI	33,857,607	7,782,280	—	75,953	956,326	46,795,181

GMO Inflation Indexed Bond Fund, Class III	10,255,231	17,321,786	27,331,554	160,420	—	—

GMO Inflation Indexed Plus Bond Fund, Class VI	—	65,463,061	—	—	—	68,316,986

GMO International Bond Fund, Class III	11,890,420	114,652	2,000	1,864	112,789	12,929,078

GMO International Growth Equity Fund, Class III	83,734,942	2,899,835	83,348,279	—	2,199,835	—

GMO International Growth Equity Fund, Class IV	—	84,772,679	1,000,000	—	—	97,207,466

GMO International Intrinsic Value Fund, Class IV	83,292,632	16,381,361	13,219,105	151,205	2,204,882	96,087,368

GMO International Small Companies Fund, Class III	1,187,543	173,796	—	5,011	168,785	1,364,692

GMO Strategic Fixed Income Fund, Class VI	—	43,060,196	—	—	—	44,294,635

GMO U.S. Core Equity Fund, Class VI	34,538,207	4,928,790	1,020,000	428,791	—	39,855,460

GMO U.S. Quality Equity Fund, Class IV	31,257,649	11,461,181	—	460,183	36,453	44,825,521

Totals	$366,581,025	$270,026,642	$163,426,688	$1,325,074	$5,883,948	$508,640,400

Notes to Schedule of Investments:

Certain securities held by the Fund or the underlying funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 9.4% of net assets.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 41.2% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Taiwan — 97.5%
1,010,000	Accton Technology Corp*	668,677
3,712,540	Acer Inc	8,002,889
1,591,000	Advanced Semiconductor Engineering Inc*	1,821,129
61,000	Advantech Co Ltd	188,168
2,358,000	Arima Computer Corp*	519,978
3,372,221	Asia Cement Corp	3,340,209
7,982,739	Asustek Computer Inc	21,882,134
3,641,895	AU Optronics Corp	4,903,428
142,202	Catcher Technology Co	1,261,055
867,000	Cathay Real Estate Development Co Ltd*	665,469
1,152,000	Chang Hwa Bank*	783,435
2,846,180	Cheng Loong Corp	1,106,367
89,962	Cheng Uei Precision Industry Co	317,448
7,702,000	China Bills Finance Corp	2,047,246
17,710,848	China Development Financial Holding Corp	7,884,558
788,000	China Life Insurance Co Ltd*	431,531
1,623,000	China Manmade Fibers*	358,520
232,000	China Motor Corp	212,157
1,410,000	China Steel Corp	1,425,918
209,000	China Synthetic Rubber	247,131
2,008,918	Chinatrust Financial Holding Co	1,714,295
2,522,770	Chung Hung Steel Corp*	1,377,234
1,493,200	Chung Hwa Pulp Corp	801,988
2,480,000	Chunghwa Picture Tubes Ltd*	528,070
4,733,620	Chunghwa Telecom Co Ltd	8,591,681
5,406	Chunghwa Telecom Co Ltd ADR	102,714
1,608,334	Compal Electronics Inc	1,478,548
425,000	Compeq Manufacturing Co Ltd*	202,255
1,154,700	Continental Engineering Corp	980,035
3,307,113	Delta Electronics Inc	10,151,088
58,140	DFI	98,061
239,966	Dimerco Express Taiwan Corp	305,241
646,680	Elitegroup Computer Systems	360,445
1,230,000	Eternal Chemical Co Ltd	1,920,477
3,072,505	Evergreen Marine Corp	1,804,826
156,000	Everlight Electronics Co	408,890
3,735,027	Far Eastern International Bank	1,776,321
4,252,267	Far Eastern Textile Co Ltd	3,586,946
1,032,000	Far Eastone Telecommunications Co Ltd	1,169,823
5,320,060	Federal Corp	3,887,707
4,348,169	Formosa Chemicals & Fibre Co	7,109,404
1,247,077	Formosa Petrochemical Corp	2,535,982
5,213,424	Formosa Plastics Corp	8,535,958
3,277,260	Formosa Taffeta Co Ltd	2,295,268
612,100	Foxconn Technology Co Ltd	6,114,989
2,251,000	Fubon Financial Holding Co Ltd	2,119,594
227,000	Gigabyte Technology Co Ltd	177,168
5,962,841	Goldsun Development & Construction Co Ltd	3,178,762
2,593,000	Grand Pacific Petrochem*	960,813
412,512	High Tech Computer Corp	9,534,399
6,148,875	Hon Hai Precision Industry Co Ltd	44,706,409
132,000	Hotai Motor Company Ltd	315,253
1,372,395	Hua Nan Financial Holdings Co Ltd	978,033
80,000	Innolux Display Corp*	137,084
7,544,151	Inventec Co Ltd	6,542,183

1

6,249,920	KGI Securities Co Ltd*	2,242,280
2,559,896	Kinpo Electronics	985,861
68,500	Largan Precision Co Ltd	1,305,195
280,400	Lee Chang Yung Chem Industries	284,886
319,555	Les Enphants Co Ltd	226,834
1,666,500	Lite-On Technology Corp	2,157,195
5,259,039	Macronix International*	2,374,617
532,657	MediaTek Inc	5,451,181
7,103,000	Mega Financial Holdings Co Ltd	5,391,493
2,103,565	Micro-Star International Co Ltd	1,679,613
2,875,000	Mosel Vitelic Inc	2,929,051
296,000	Nan Ya Plastics Corp	476,577
1,763,000	Nanya Technology Corp	1,438,115
7,000	Nien Hsing Textile Co Ltd	4,099
286,230	Nien Made Enterprise	266,805
943,000	Optimax Technology Corp*	668,603
1,858,560	Oriental Union Chemical	1,179,599
239,000	Phoenix Precision Technology Corp	285,272
515,000	Pou Chen Corp	465,694
2,864,000	Powerchip Semiconductor Corp	1,858,474
550,000	Powertech Technology Inc	1,840,645
2,000	Premier Image Technology Corp	4,187
3,701,000	Prodisc Technology Inc*	442,335
2,715,000	Promos Technologies Inc*	1,223,782
1,647,678	Quanta Computer Inc	2,877,211
2,038,515	Realtek Semiconductor Corp	3,161,016
30,000	Richtek Technology Corp	238,488
1,461,000	Ritek Corp*	429,468
4,052,802	Sampo Corp*	1,012,799
3,057,843	Shin Kong Financial Holdings	3,133,145
332,000	Sincere Navigation Corp	425,170
3,301,473	Sinopac Holdings Co	1,776,088
2,570,516	Systex Corp	842,118
1,003,000	Taichung Commercial Bank*	210,258
5,874,634	Taishin Financial Holdings Co Ltd*	3,224,001
7,180,000	Taiwan Cellular Corp	7,199,870
7,846,900	Taiwan Cement Corp	7,118,453
1,712,000	Taiwan Cooperative Bank	1,233,842
360,000	Taiwan Fertilizer Co Ltd	690,312
69,000	Taiwan FU Hsing Ind Co Ltd	63,951
146,000	Taiwan Green Point Enterprises Co Ltd	484,457
20,975,192	Taiwan Semiconductor Manufacturing Co Ltd	42,556,550
226,569	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,435,617
3,592,000	Taiwan TEA Corp*	932,898
2,562,000	Tatung Co*	1,192,281
291,607	Tsann Kuen Enterprises Co Ltd	249,862
1,128,900	TSRC Corp	770,846
1,532,000	Tung Ho Steel Enterprise	1,401,003
191,918	TXC Corp	320,854
1,273,000	U-Ming Marine Transport Co	1,597,678
4,206,000	Uni-President Enterprises Corp	4,100,499
278,000	Via Technologies Inc*	203,872
10,217,578	Walsin Lihwa Corp*	5,415,569
2,692,209	Wan Hai Lines Ltd	1,580,162
4,299,000	Waterland Financial Holdings	1,324,794
1,071,000	Wintek Corp	1,080,753
1,330,195	Ya Hsin Industrial Co Ltd	1,074,381
3,842,252	Yang Ming Marine Transport	2,071,751
4,044,600	Yieh Phui Enterprise	1,816,668
1,668,967	Yulon Motor Co Ltd	2,101,851
386,653	Zyxel Communications Corp	483,719
		336,570,039

	TOTAL COMMON STOCKS (COST $264,513,404)	336,570,039

2

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%
3,100,000	Societe Generale Time Deposit, 5.30%, due 12/01/06	3,100,000

	TOTAL SHORT-TERM INVESTMENTS (COST $3,100,000)	3,100,000

	TOTAL INVESTMENTS — 98.4%
	(Cost $267,613,404)	339,670,039

	Other Assets and Liabilities (net) — 1.6%	5,391,087

	TOTAL NET ASSETS — 100.0%	$345,061,126

3

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$268,042,926	$79,243,006	$(7,615,893)	$71,627,113

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*                 Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 96.8% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Australia — 1.3%
84,857	Australia and New Zealand Banking Group Ltd	1,901,127
171,096	BHP Billiton Ltd	3,541,457
104,004	Boral Ltd	607,552
45,208	Commonwealth Bank of Australia	1,688,925
28,916	Rio Tinto Ltd	1,686,143
109,011	Santos Ltd	880,511
49,785	Woodside Petroleum Ltd	1,480,218
141,450	Woolworths Ltd	2,451,574
		14,237,507

	Austria — 0.9%
23,752	Boehler Uddeholm (Bearer)	1,512,723
5,929	Flughafen Wien AG	543,876
438	Lenzing AG	136,859
87,050	OMV AG	4,683,117
59,780	Voestalpine AG	2,975,789
		9,852,364

	Belgium — 1.4%
6,470	Colruyt SA	1,225,478
23,154	Delhaize Group	1,846,381
115,924	Dexia	3,169,226
147,719	Fortis	6,032,224
16,784	Suez Lyon des Eaux VVPR Strip*	222
40,452	UCB SA	2,568,099
		14,841,630

	Brazil — 0.2%
8,719	Banco do Brasil SA	238,212
23,800	Compania Vale do Rio Doce	656,506
7,992,200	Electrobras (Centro)	189,746
33,700	Petroleo Brasileiro SA (Petrobras)	793,857
3,200	Petroleo Brasileiro SA (Petrobras) ADR	301,280
		2,179,601

	Canada — 1.1%
79,664	Canadian Natural Resources	4,317,851
36,664	EnCana Corp	1,905,674
15,700	National Bank of Canada	871,573
58,100	Petro-Canada	2,619,473
32,400	Royal Bank of Canada	1,511,556
		11,226,127

	China — 0.7%
296,000	Aluminum Corp of China Ltd	237,827
1,808,000	China Construction Bank Class H	940,962
352,000	China Life Insurance Co Ltd Class H	860,805
218,000	China Mobile Ltd	1,832,268
1,166,000	China Petroleum & Chemical Corp Class H	927,014
110,000	China Shipping Development Co Ltd, Class H	128,711
6,300	China Telecom Corp Ltd ADR	291,564
546,300	China Telecom Corp Ltd Class H	251,577
894,000	CNOOC Ltd	792,639
112,000	Jiangxi Copper Co	120,048

1

1,114,000	PetroChina Co Ltd Class H	1,424,474
		7,807,889

	Finland — 2.0%
86,600	Fortum Oyj	2,538,164
23,000	Kemira Oyj	485,238
60,900	Metso Oyj	2,816,827
288,100	Nokia Oyj	5,827,264
25,300	Orion Oyj*	526,792
70,750	Rautaruukki Oyj	2,589,712
208,062	Sampo Oyj Class A	5,278,266
57,000	YIT Oyj	1,486,411
		21,548,674

	France — 11.8%
21,786	Air France	871,420
188,181	BNP Paribas	20,329,694
4,173	Bongrain SA	386,188
41,900	Cap Gemini SA	2,559,966
38,074	Carrefour SA	2,385,491
33,710	Casino Guichard-Perrachon SA	3,084,010
5,024	Chargeurs International SA*	144,123
36,812	Cie de Saint-Gobain	2,947,066
137,253	Credit Agricole SA	5,828,178
2,228	Esso S.A.F.	487,058
9,251	Groupe Danone	1,426,253
25,081	Lafarge SA	3,654,882
29,128	L’Oreal SA	2,942,668
24,321	Michelin SA Class B	2,117,074
272,976	Mittal Steel Co NV	11,243,140
86,816	Peugeot SA	5,415,852
75,697	Renault SA	9,101,566
38,821	Sanofi-Aventis	3,419,888
20,533	Schneider Electric SA	2,230,507
33,020	Societe Generale	5,549,486
84,596	Suez SA	4,065,740
16,784	Suez SA Class B	806,575
693	Total Gabon	617,964
445,550	Total SA	31,755,010
7,395	Vallourec SA	2,003,816
		125,373,615

	Germany — 8.9%
32,932	Adidas AG	1,620,302
22,500	Allianz AG (Registered)	4,386,575
68,280	Altana AG	3,988,447
93,052	Bayerische Motoren Werke AG	5,125,537
90,800	Commerzbank AG	3,281,325
28,672	DaimlerChrysler AG (Registered)	1,671,688
136,805	Depfa Bank Plc	2,480,450
88,800	Deutsche Bank AG (Registered)	11,485,168
108,148	Deutsche Post AG (Registered)	3,223,025
71,870	E. On AG	9,247,808
12,000	IWKA AG*	279,032
49,900	MAN AG	4,797,115
30,200	Merck KGaA	3,300,794
65,900	Muenchener Rueckversicherungs AG (Registered)	10,772,687
5,900	Puma AG Rudolf Dassler Sport	2,145,908
38,020	Salzgitter AG	4,589,535
12,200	Solarworld AG	747,127

2

79,861	Suedzucker AG	1,946,299
217,625	ThyssenKrupp AG	8,439,097
158,600	TUI AG	3,352,731
71,671	Volkswagen AG	7,829,373
		94,710,023

	Hong Kong — 0.5%
360,400	CLP Holdings Ltd	2,393,042
278,000	Hang Lung Group Co Ltd	705,948
363,000	Hong Kong Electric Holdings Ltd	1,711,554
		4,810,544

	India — 0.1%
8,100	Reliance Industries Ltd GDR (Detached Shares)	187,490
11,300	Reliance Industries Ltd GDR	632,800
3,700	State Bank of India GDR	260,850
		1,081,140

	Indonesia — 0.0%
150,000	Astra International Tbk PT	260,448
437,544	Bank Mandiri Persero Tbk PT	132,180
		392,628

	Ireland — 0.5%
38,854	Bank of Ireland	836,942
100,699	CRH Plc	3,802,328
79,446	Greencore Group	435,408
		5,074,678

	Israel — 0.1%
52,800	Bank Hapoalim B.M.	254,899
11,000	Check Point Software Technologies Ltd*	251,900
23,900	Teva Pharmaceutical Industries ADR	766,234
		1,273,033

	Italy — 2.9%
333,754	Banca Monte dei Paschi di Siena SPA	2,137,060
117,844	Banca Popolare di Verona	3,319,726
212,253	Enel SPA	2,167,738
515,836	ENI SPA	16,953,669
166,303	Fiat SPA*	3,098,824
376,500	UniCredito Italiano SPA	3,259,514
		30,936,531

	Japan — 22.9%
24,220	Acom Co Ltd	913,042
19,700	Aeon Co Ltd	461,900
150,900	Canon Inc	7,936,653
131,900	Chubu Electric Power Co Inc	3,954,414
182,000	Cosmo Oil Co Ltd	767,026
95,800	Daiei Inc*	1,679,575
131,241	Daiichi Sankyo Co Ltd	4,032,231
436,400	Daikyo Inc*	2,233,887
8,500	Daito Trust Construction Co Ltd	437,838
233,000	Daiwa Securities Group Inc	2,650,150
218	East Japan Railway Co	1,524,896
63,700	Eisai Co Ltd	3,389,724
322,000	Fuji Heavy Industries Ltd	1,662,775
97,000	Fujikura Ltd	847,957
268,000	Furukawa Electric Co Ltd	1,800,228

3

776,500	Haseko Corp*	2,660,200
671,400	Honda Motor Co Ltd	23,643,369
21,600	Hoya Corp	847,409
675,000	Ishikawajima-Harima Heavy Industries Co Ltd	2,153,325
426,000	Isuzu Motors Ltd	1,900,716
707,000	Itochu Corp	5,673,374
213,000	Japan Steel Works Ltd (The)	1,560,673
234	Japan Tobacco Inc	1,033,234
58,000	Kamigumi Co Ltd	479,218
34,000	Kandenko Co	193,455
156,100	Kansai Electric Power Co Inc	3,890,896
100,000	Kao Corp	2,694,013
186,000	Komatsu Ltd	3,356,115
173,000	Kubota Corp	1,510,232
19,700	Kyocera Corp	1,766,523
36,000	Kyudenko Corp	179,863
74,300	Kyushu Electric Power Co Inc	1,884,889
566,000	Marubeni Corp	2,863,736
473,000	Mazda Motor Corp	3,228,077
421,200	Mitsubishi Corp	7,804,503
143,000	Mitsubishi Estate Co Ltd	3,511,786
382,000	Mitsubishi Heavy Industries	1,653,274
630	Mitsubishi UFJ Financial Group Inc	8,014,584
326,000	Mitsui & Co	4,412,163
208,000	Mitsui OSK Lines Ltd	1,897,613
460,860	Mitsui Trust Holding Inc	4,864,923
841	Mizuho Financial Group Inc	6,160,724
10,100	Murata Manufacturing Co Ltd	684,260
47,000	Nagase & Co	550,805
76,000	Nikon Corp	1,559,736
12,800	Nintendo Co Ltd	3,040,664
43,000	Nippon Corp	314,034
231,000	Nippon Sheet Glass	1,021,629
279,000	Nippon Steel Corp	1,247,334
1,201	Nippon Telegraph & Telephone Corp	6,064,416
228,000	Nippon Yusen Kabushiki Kaisha	1,591,008
982,100	Nissan Motor Co	11,910,695
78,100	Nisshin Seifun Group Inc	769,371
66,600	Nomura Holdings Inc	1,160,133
3,793	NTT Docomo Inc	5,778,341
21,000	Ono Pharmaceutical Co Ltd	1,070,800
13,120	ORIX Corp	3,562,826
65,000	Pacific Metals Co Ltd	557,131
22,700	Promise Co Ltd	777,745
1,643	Resona Holdings Inc	4,836,616
318,400	Ricoh Company Ltd	6,031,867
13,800	Ryosan Co	346,822
36,800	Shinko Electric Industries Co Ltd	935,187
36,400	Sony Corp	1,428,605
226,000	Sumitomo Metal Mining Co Ltd	2,936,989
118,000	Sumitomo Realty & Development Co Ltd	3,739,248
79,000	Taiheiyo Cement Co Ltd	313,916
63,000	Taisho Pharmaceutical Co Ltd	1,142,164
313,900	Takeda Pharmaceutical Co Ltd	20,458,674
104,000	Toho Zinc Co Ltd	839,369
79,800	Tohoku Electric Power Co Inc	1,859,182
68,400	Tokyo Electric Power Co Inc	2,127,658
40,900	Tokyo Electron Ltd	3,146,284
108,000	TonenGeneral Sekiyu KK	1,112,228
238,000	Toshiba Corp	1,516,110

4

214,600	Toyota Motor Corp	12,886,624
5,740	Yamada Denki Co Ltd	540,707
83,000	Yaskawa Electric Corp	907,043
		242,897,404

	Malaysia — 0.0%
49,000	Malakoff Berhad	135,385
54,700	Maxis Communications Berhad	149,583
		284,968

	Mexico — 0.4%
13,800	America Movil SA de CV Class L ADR	613,686
268,348	Cemex SA de CV CPO*	874,655
43,000	Fomento Economico Mexicano SA de CV	451,430
86,000	Grupo Financiero Banorte SA de CV	320,241
120,000	Grupo Mexico SA Class B	433,738
27,500	Telefonos de Mexico SA de CV Class L ADR	717,750
98,874	Wal-Mart de Mexico SA de CV Class V	369,981
		3,781,481

	Netherlands — 5.8%
491,287	ABN Amro Holdings NV	14,807,823
370,837	Aegon NV	6,738,974
43,981	Akzo Nobel NV	2,524,677
5,579	Boskalis Westminster NV	418,094
25,690	Euronext NV	2,949,534
2,671	Gamma Holdings NV	159,075
120,207	Heineken NV	5,865,088
532,822	ING Groep NV	22,774,269
108,188	Koninklijke Ahold NV*	1,085,910
45,860	Koninklijke DSM	2,191,374
9,008	Koninklijke Ten Cate NV	252,753
19,206	Koninklijke Vopak NV	827,680
19,535	Koninklijke Wessanen NV	259,597
7,608	Wereldhave NV	933,598
		61,788,446

	Norway — 1.0%
21,304	Frontline Ltd	761,263
138,775	Norsk Hydro ASA	3,450,824
50,320	Orkla ASA	2,828,916
118,965	Statoil ASA	3,318,405
		10,359,408

	Philippines — 0.0%
4,240	Philippine Long Distance Telephone	213,957

	Poland — 0.1%
6,200	KGHM Polska Miedz SA	219,245
14,700	Polski Koncern Naftowy Orlen SA	265,175
		484,420

	Russia — 0.8%
5,500	JSC Mining & Smelting Co ADR	849,750
25,400	Lukoil ADR	2,254,250
14,600	Mobile Telesystems ADR	702,260
56,550	OAO Gazprom ADR	2,640,885
7,900	Surgutneftegaz ADR	543,125
6,200	Unified Energy Systems GDR	589,000
5,600	Vimpel-Communications ADR*	426,104
		8,005,374

5

	Singapore — 0.9%
618,000	Capitaland Ltd	2,510,905
304,000	DBS Group Holdings Ltd	4,142,774
214,500	Fraser & Neave Ltd	599,360
101,000	Keppel Corp Ltd	1,143,090
579,870	Singapore Telecommunications	1,085,337
		9,481,466

	South Africa — 0.4%
47,900	Edgars Consolidated Stores Ltd	250,435
167,296	FirstRand Ltd	461,495
18,400	Impala Platinum Holdings Ltd	465,132
9,192	Imperial Holdings Ltd*	189,388
41,000	MTN Group Ltd	419,216
13,225	Nedbank Group Ltd	231,334
20,700	Remgro Ltd	464,156
165,700	Sanlam Ltd	412,231
17,000	Sasol Ltd	597,541
47,195	Standard Bank Group Ltd	580,215
60,300	Steinhoff International Holdings	185,161
11,900	Telkom SA Ltd	223,746
		4,480,050

	South Korea — 1.5%
7,500	Dongkuk Steel Mill	185,388
2,660	GS Engineering & Construction Corp	248,247
8,928	Hana Financial Group Inc	454,963
5,300	Hanjin Shipping	160,232
20,900	Hynix Semiconductor Inc*	792,773
4,144	Hyundai Development Co	256,612
4,800	Hyundai Mobis	445,630
9,000	Hyundai Motor Co	680,622
7,100	Hyundai Steel Co	264,199
700	KCC Corporation	222,158
15,700	KIA Motors Corp	237,367
13,050	Kookmin Bank	1,018,927
17,200	Korea Electric Power Corp	719,220
5,600	Korean Air Lines Co Ltd	207,072
1,900	KT Corp	97,443
13,800	KT Corp ADR	350,520
7,900	KT Freetel Co Ltd	264,315
10,100	KT&G Corp	661,850
4,600	LG Chemicals Ltd	211,940
8,800	LG Corp	293,622
4,400	LG Electronics Inc	262,820
5,800	POSCO	1,823,680
3,557	Samsung Electronics Co Ltd	2,437,880
2,700	Samsung SDI Co Ltd	192,378
19,300	Shinhan Financial Group Co Ltd	944,445
600	Shinsegae Co Ltd	384,980
11,700	SK Corp	860,235
100	SK Telecom Co Ltd	23,319
21,030	SK Telecom Co Ltd ADR	545,308
10,200	Woori Finance Holdings Co Ltd	228,690
		15,476,835

	Spain — 1.3%
37,706	ACS Actividades de Construccion y Servicios SA	2,111,731

6

19,990	Endesa SA	932,954
148,722	Iberdrola SA	6,613,503
114,883	Repsol YPF SA	4,135,355
		13,793,543

	Sweden — 1.6%
54,200	Atlas Copco AB Class A	1,602,160
111,000	Boliden AB	2,685,061
129,900	Electrolux AB	2,445,807
27,500	Holmen AB Class B	1,179,316
143,600	Nordea AB	2,030,062
13,700	Scania AB Class B	936,228
68,600	Skandinaviska Enskilda Banken AB Class A	2,017,644
27,900	Skanska AB Class B	501,017
87,200	Swedish Match AB	1,545,881
124,900	Tele2 AB Class B	1,608,903
		16,552,079

	Switzerland — 4.1%
459,037	ABB Ltd	7,454,870
6,497	Bobst Group AG (Registered)	307,892
21,807	Credit Suisse Group	1,446,246
251	Movenpick Holdings (Bearer)*	82,816
8,997	Nestle SA (Registered)	3,181,071
77,341	Novartis AG (Registered)	4,520,544
11,630	Roche Holding AG (Non Voting)	2,105,574
18,280	Swiss Reinsurance Co (Registered)	1,565,056
2,548	Swisscom AG (Registered)	935,579
155,292	UBS AG (Registered)	9,372,774
1,079	Valora Holding AG	298,273
45,745	Zurich Financial Services AG	11,921,161
		43,191,856

	Taiwan — 1.2%
138,658	Acer Inc	298,896
162,580	Asustek Computer Inc	445,661
320,127	AU Optronics Corp	431,017
1,161	Catcher Technology Co	10,296
182,000	Cathay Financial Holding Co Ltd	409,549
260,952	Chi Mei Optoelectronics Corp	277,073
650,960	China Development Financial Holding Corp	289,796
713,875	China Steel Corp	721,934
396,000	Chinatrust Financial Holding Co Ltd	337,924
226,440	Chunghwa Telecom Co Ltd	410,996
272,023	Compal Electronics Inc	250,072
115,724	Delta Electronics Inc	355,211
282,765	Far Eastern Textile Co Ltd	238,523
119,000	Far Eastone Telecommunications Co Ltd	134,892
237,930	Formosa Chemicals & Fibre Co	389,024
297,515	Formosa Plastics Corp	487,122
19,968	High Tech Computer Corp	461,521
143,800	Hon Hai Precision Industry Co Ltd	1,045,522
221,688	Lite-On Technology Corp	286,963
64,200	MediaTek Inc	657,019
585,000	Mega Financial Holdings Co Ltd	444,041
360,080	Nan Ya Plastics Corp	579,750
530,232	Powerchip Semiconductor Corp	344,072
279,000	Promos Technologies Inc*	125,759
154,206	Quanta Computer Inc	269,278
219,135	Shin Kong Financial Holdings	224,531

7

171,002	Siliconware Precision Industries Co	273,231
528,390	Taishin Financial Holdings Co Ltd*	289,981
205,000	Taiwan Cellular Corp	205,567
638,565	Taiwan Semiconductor Manufacturing Co Ltd	1,295,584
5,594	Taiwan Semiconductor Manufacturing Co Ltd ADR	60,135
303,000	United Microelectronics Corp	199,029
715	Wan Hai Lines Ltd	420
		12,250,389

	Thailand — 0.1%
35,500	Bangkok Bank Pcl NVDR(a)	121,642
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered)(a)	19,340
107,950	Kasikornbank Pcl NVDR(a)	211,843
51,000	PTT Pcl (Foreign Registered)(a)	326,491
64,700	Siam Commercial Bank Pcl (Foreign Registered)(a)	126,174
		805,490

	United Kingdom — 22.5%
54,716	Alliance & Leicester Plc	1,173,694
176,469	Alliance Boots Plc	2,755,413
199,622	Anglo American Plc	9,316,997
307,000	AstraZeneca Plc	17,807,945
316,479	Aviva Plc	4,908,889
274,355	BAE Systems Plc	2,092,644
135,061	Barclays Plc	1,810,525
210,891	Barratt Developments Plc	4,591,572
237,239	BBA Aviation Plc	1,336,100
68,876	Berkeley Group Holdings Plc*	2,203,900
248,545	BG Group Plc	3,350,663
69,178	British American Tobacco Plc	1,961,879
1,828,012	BT Group Plc	10,207,813
271,490	Cadbury Schweppes Plc	2,804,069
940,196	Centrica Plc	6,130,817
654,853	DSG International Plc	2,519,974
209,300	EMI Group Plc	1,218,866
131,350	Experian Group*	1,519,153
70,607	Fiberweb Plc*	251,220
61,855	Gallaher Group Plc	1,158,913
963,707	GlaxoSmithKline Plc	25,616,361
149,232	Hanson Plc	2,148,780
287,863	HBOS Plc	5,894,973
131,350	Home Retail Group*	1,053,461
164,980	Imperial Tobacco Group Plc	6,074,543
187,489	Inchcape Plc	1,850,670
323,002	J Sainsbury Plc	2,540,908
402,607	Kingfisher Plc	1,925,932
295,271	Lloyds TSB Group Plc	3,147,608
240,240	Man Group Plc	2,243,338
314,870	Marks & Spencer Group Plc	4,235,761
134,059	National Grid Plc	1,817,806
92,250	Next Plc	3,237,761
453,917	Northern Foods Plc	984,550
259,350	Rio Tinto Plc	13,908,886
1,126,088	Royal & Sun Alliance Insurance Group	3,258,430
511,642	Royal Bank of Scotland Group	18,566,033
212,792	Royal Dutch Shell Group Class A	7,534,614
120,000	Royal Dutch Shell Plc A Shares	4,257,814
172,073	Royal Dutch Shell Plc B Shares	6,161,134
91,642	Scottish & Southern Energy Plc	2,627,347
164,107	Scottish Power Plc	2,442,225

8

68,925	Scottish Power Plc (Deferred Shares)* (a)	0
153,566	Tate & Lyle Plc	2,408,519
659,223	Taylor Woodrow Plc	5,071,507
306,791	Tesco Plc	2,363,087
542,363	Tomkins Plc	2,550,338
5,606,075	Vodafone Group Inc	14,861,763
30,869	Whitbread Plc	937,396
424,875	Wimpey (George) Plc	4,629,586
62,279	Wolseley Plc	1,455,767
75,354	Xstrata Plc	3,389,237
		238,317,181

	TOTAL COMMON STOCKS (COST $752,675,268)	1,027,510,331

Shares	Description	Value ($)

	PREFERRED STOCKS — 1.0%

	Brazil — 0.5%
397	Banco Bradesco (New Preferred Shares)*	14,926
15,400	Banco Bradesco SA 9.10%	579,012
16,650	Banco Itau Holding Financeira SA 0.46%	555,256
6,477,900	Companhia Energetica de Minas Gerais 0.46%	293,196
33,800	Companhia Vale do Rio Doce Class A 0.03%	789,655
9,364,000	Electrobras (Centro) SA Class B 5.82%	199,347
9,850	Gerdau Metalurgica SA 4.98%	189,493
20,200	Gerdau SA 4.01%	318,162
74,563	Itausa-Investimentos Itau SA 2.83%	346,124
70,224	Petroleo Brasileiro SA (Petrobras) 0.79%	1,486,543
4,200	Usinas Siderrurgicas de Minas Gerais SA 1.96%	141,908
		4,913,622

	Germany — 0.4%
5,991	RWE AG 2.43%	571,640
20,411	Villeroy & Boch AG (Non Voting) 2.94%	331,453
40,841	Volkswagen AG 2.24%	2,821,722
		3,724,815

	Italy — 0.1%
435,821	Compagnia Assicuratrice Unipol 3.58%	1,346,387

	TOTAL PREFERRED STOCKS (COST $4,891,612)	9,984,824

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%
3,600,000	Banque Nationale de Paris Time Deposit, 5.27%, due 12/01/06	3,600,000

	TOTAL SHORT-TERM INVESTMENTS (COST $3,600,000)	3,600,000

	TOTAL INVESTMENTS — 98.3%
	(Cost $761,166,880)	1,041,095,155

	Other Assets and Liabilities (net) — 1.7%	18,469,521

	TOTAL NET ASSETS — 100.0%	$1,059,564,676

9

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$761,208,356	$283,681,426	$(3,794,627)	$279,886,799

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*                 Non-income producing security.

(a)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 93.5% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automotive — 2.7%
4,900	American Axle & Manufacturing Holdings, Inc.	89,670
5,525	ArvinMeritor, Inc.	95,638
1,800	BorgWarner, Inc.	104,040
9,100	Goodyear Tire & Rubber Co. (The)*	153,335
4,200	Lear Corp.	129,990
1,900	Navistar International Corp.*	60,781
1,200	Oshkosh Truck Corp.	57,612
1,100	Tenneco Automotive, Inc.*	25,938
2,900	TRW Automotive Holdings Corp.*	72,036
		789,040

	Construction — 8.3%
2,500	American Home Mortgage Acceptance Corp. REIT	88,425
7,600	Annaly Capital Management, Inc.	106,248
3,200	Anthracite Capital, Inc. REIT	40,544
1,300	Anworth Mortgage Asset Corp. REIT	12,272
2,100	Beazer Homes USA, Inc.	95,886
900	Crane Co.	34,290
200	Drew Industries, Inc.*	5,548
2,600	Eagle Materials, Inc.	111,800
2,600	EMCOR Group, Inc.*	155,142
300	Equity Lifestyle Properties, Inc. REIT	15,591
2,800	Hovnanian Enterprises, Inc.-Class A*	99,428
800	Jacobs Engineering Group, Inc.*	67,096
2,800	KB Home	144,732
1,500	Kilroy Realty Corp. REIT	122,700
3,000	Louisiana-Pacific Corp.	63,300
500	M/I Homes, Inc.	18,640
1,000	Martin Marietta Materials, Inc.	99,310
2,974	MDC Holdings, Inc.	169,905
9,700	MFA Mortgage Investments, Inc. REIT	75,466
700	Mission West Properties REIT	8,750
2,100	National Health Investors, Inc. REIT	70,350
2,150	New Century Financial Corp.	77,529
200	NVR, Inc.*	119,000
3,600	Ryland Group, Inc.	189,900
900	Simpson Manufacturing Co., Inc.	27,873
300	SL Green Realty Corp. REIT	40,572
2,800	Thor Industries, Inc.	126,728
7,800	Thornburg Mortgage, Inc. REIT	197,106
900	USG Corp.*	50,157
300	Winnebago Industries, Inc.	10,440
		2,444,728

	Consumer Goods — 7.5%
1,800	Blyth, Inc.	45,756
3,000	Brunswick Corp.	97,110
3,000	Columbia Sportswear Co.	176,550
800	Estee Lauder Cos. (The), Inc.-Class A	33,032
3,000	Ethan Allen Interiors, Inc.	106,440
5,200	Fossil, Inc.*	109,304
5,400	Furniture Brands International, Inc.	92,988
400	Guess ?, Inc.*	24,864
500	HNI Corp.	23,420

1

6,600	Jones Apparel Group, Inc.	221,760
2,800	K-Swiss, Inc.-Class A	92,988
5,200	La-Z-Boy, Inc.	61,256
1,900	Leggett & Platt, Inc.	45,182
8,100	Liz Claiborne, Inc.	346,275
400	Matthews International Corp.-Class A	16,060
2,100	Polaris Industries, Inc.	94,542
200	Polo Ralph Lauren Corp.	15,640
1,050	Select Comfort Corp.*	18,175
400	Snap-On, Inc.	19,000
2,600	Steven Madden, Ltd.	95,602
5,700	Timberland Co.-Class A*	178,125
5,900	Tupperware Corp.	125,257
2,700	Universal Corp.	125,739
1,100	Wolverine World Wide, Inc.	31,966
		2,197,031

	Financial — 20.5%
100	Amcore Financial, Inc.	3,184
4,600	American Financial Group, Inc.	240,166
2,900	AmeriCredit Corp.*	68,005
300	AMERIGROUP Corp.*	10,257
1,400	Associated Banc Corp.	46,536
6,250	Astoria Financial Corp.	186,875
2,500	Bancorpsouth, Inc.	65,125
400	BlackRock, Inc.-Class A	57,348
4,500	Brown & Brown, Inc.	130,500
700	Camden National Corp.	31,437
300	Cash America International, Inc.	13,242
1,500	CB Richard Ellis Group, Inc.-Class A*	49,395
1,725	Chittenden Corp.	51,888
900	City National Corp.	61,038
1,407	Commerce Bancshares, Inc.	68,366
4,700	Commerce Group, Inc.	143,397
1,706	Delphi Financial Group, Inc.-Class A	69,093
1,800	Downey Financial Corp.	131,040
300	Fair Isaac Corp.	12,486
600	Federated Investors, Inc.-Class B	19,908
6,100	First American Corp.	235,521
500	First Cash Financial Services, Inc.*	10,215
800	First Horizon National Corp.	31,888
500	First Marblehead Corp. (The)	37,420
700	First Midwest Bancorp, Inc.	26,075
1,900	FirstMerit Corp.	45,030
6,400	Flagstar Bancorp, Inc.	96,320
5,700	Fremont General Corp.	96,957
600	Great Southern Bancorp, Inc.	17,550
3,100	Greater Bay Bancorp	79,794
200	Hancock Holding Co.	10,744
2,150	HCC Insurance Holdings, Inc.	64,908
4,300	IndyMac Bancorp, Inc.	197,585
100	IntercontinentalExchange, Inc.*	9,825
1,800	Investment Technology Group, Inc.*	67,500
3,200	Investors Financial Services Corp.	127,264
4,900	Janus Capital Group, Inc.	99,274
2,700	Jefferies Group, Inc.	78,273
100	Jones Lang LaSalle, Inc.	9,100
700	Kansas City Life Insurance Co.	36,078
2,600	Knight Capital Group, Inc.-Class A*	45,786
2,200	LandAmerica Financial Group, Inc.	134,442
1,300	Leucadia National Corp.	35,867

2

1,700	Mercury General Corp.	90,865
5,300	MoneyGram International, Inc.	161,650
4,300	Nationwide Financial Services, Inc.-Class A	223,600
5,800	New York Community Bancorp, Inc.	93,728
9,000	Old Republic International Corp.	202,950
400	Pacific Capital Bancorp	13,036
900	Philadelphia Consolidated Holding Corp.*	40,095
200	Piper Jaffray Cos., Inc.*	13,014
5,000	PMI Group (The), Inc.	216,550
500	Pre-Paid Legal Services, Inc.	20,760
3,800	Protective Life Corp.	179,436
2,900	Radian Group, Inc.	154,309
1,750	Raymond James Financial, Inc.	55,143
1,900	Redwood Trust, Inc. REIT	108,699
3,500	Reinsurance Group of America, Inc.	193,095
1,300	Ryder Systems, Inc.	67,821
1,800	SEI Investment Co.	104,742
2,800	StanCorp Financial Group, Inc.	127,148
2,000	Stewart Information Services Corp.	78,120
400	Student Loan Corp.	82,800
7,500	TCF Financial Corp.	195,900
300	Transatlantic Holdings, Inc.	18,564
500	Triad Guaranty, Inc.*	26,900
4,600	Trustmark Corp.	150,052
600	United Fire & Casualty Co.	21,180
1,000	United Rentals, Inc.*	25,060
1,600	W.R. Berkley Corp.	56,176
1,006	Washington Federal, Inc.	23,379
2,300	Webster Financial Corp.	109,871
1,300	Westamerica Bancorporation	64,389
1,400	Wilmington Trust Corp.	58,184
		6,029,918

	Food & Beverage — 2.8%
700	Brown-Forman Corp.-Class B	48,615
300	Corn Products International, Inc.	10,896
700	Flowers Foods, Inc.	18,648
500	Hansen Natural Corp.*	14,065
1,600	Lancaster Colony Corp.	68,384
1,800	McCormick & Co., Inc.	69,696
5,300	NBTY, Inc.*	192,655
4,800	Smithfield Foods, Inc.*	126,624
16,500	Tyson Foods, Inc.-Class A	262,185
		811,768

	Health Care — 8.6%
1,500	Adolor Corp.*	11,760
4,800	Apria Healthcare Group*	119,856
2,000	Cephalon, Inc.*	149,720
300	Covance, Inc.*	17,961
1,100	DENTSPLY International, Inc.	35,123
900	Emdeon Corp.*	10,665
2,900	Endo Pharmaceuticals Holdings, Inc.*	78,619
2,400	Health Net, Inc.*	110,736
1,700	Henry Schein, Inc.*	87,601
200	Hologic, Inc.*	10,006
2,400	Idexx Laboratories, Inc.*	203,160
200	Intuitive Surgical, Inc.*	20,324
17,400	King Pharmaceuticals, Inc.*	287,622
5,800	Lincare Holdings, Inc.*	218,486

3

500	Medicis Pharmaceutical Corp.-Class A	18,440
900	Mentor Corp.	44,955
3,700	Owens & Minor, Inc.	114,811
2,900	Patterson Cos., Inc.*	107,619
2,800	Pediatrix Medical Group, Inc.*	134,820
6,000	Pharmaceutical Product Development, Inc.	189,540
1,700	Res-Care, Inc.*	31,263
3,700	Respironics, Inc.*	133,422
2,000	Spectranetics Corp. (The)*	21,800
2,800	Techne Corp.*	150,556
13,200	Tenet Healthcare Corp.*	93,588
2,000	Universal Health Services, Inc.-Class B	110,420
500	Vertex Pharmaceuticals, Inc.*	22,150
200	West Pharmaceutical Services, Inc.	9,820
		2,544,843

	Machinery — 4.0%
3,200	AGCO Corp.*	99,936
300	Bucyrus International, Inc.-Class A	12,810
1,600	Cameron International Corp.*	86,912
600	Cummins, Inc.	71,952
2,400	Flowserve Corp.*	129,216
1,600	FMC Technologies, Inc.*	96,016
600	Graco, Inc.	25,062
900	Grant Prideco, Inc.*	39,438
600	JLG Industries, Inc.	16,746
400	Joy Global, Inc.	17,560
300	Kaydon Corp.	11,985
800	Lincoln Electric Holdings, Inc.	48,680
1,000	Manitowoc Co. (The), Inc.	60,240
1,700	MSC Industrial Direct Co., Inc.-Class A	66,147
700	Nordson Corp.	33,803
1,600	Oceaneering International, Inc.*	69,776
1,000	RPC, Inc.	22,500
1,900	Superior Energy Services, Inc.*	61,883
3,200	Terex Corp.*	179,264
500	Tetra Technologies, Inc.*	12,920
		1,162,846

	Manufacturing — 2.0%
600	Bemis Co., Inc.	20,478
200	Carlisle Cos Inc.	16,378
800	Kaman Corp.-Class A	18,496
900	Mueller Industries, Inc.	30,690
100	Myers Industries, Inc.	1,616
1,100	Pactiv Corp.*	37,895
3,800	Reliance Steel & Aluminum Co.	146,262
2,000	Sonoco Products Co.	73,980
700	Standex International Corp.	20,811
1,200	Temple-Inland, Inc.	46,920
3,900	Trinity Industries, Inc.	147,420
700	Valmont Industries, Inc.	41,475
		602,421

	Metals & Mining — 0.1%
700	Titanium Metals Corp.*	22,379

	Oil & Gas — 0.1%
400	Frontier Oil Corp.	12,656

4

400	Patterson-UTI Energy, Inc.	11,084
		23,740

	Primary Process Industry — 1.5%
700	Airgas, Inc.	29,785
500	Albemarle Corp.	34,870
700	Allegheny Technologies, Inc.	62,755
100	Carpenter Technology Corp.	10,681
3,000	Commercial Metals Co.	87,150
400	HB Fuller Co.	10,428
900	Millipore Corp.*	61,569
400	NewMarket Corp.	25,112
1,600	Sensient Technologies Corp.	38,128
1,200	Steel Dynamics, Inc.	39,024
400	Valspar Corp	11,192
1,800	Worthington Industries, Inc.	33,300
		443,994

	Retail Stores — 13.7%
900	AnnTaylor Stores Corp.*	31,050
5,700	AutoNation, Inc.*	117,477
500	Big Lots, Inc.*	11,155
5,300	BJ’s Wholesale Club, Inc.*	171,190
3,100	Borders Group, Inc.	70,990
1,500	Casey’s General Stores, Inc.	37,335
400	Cato Corp.-Class A	9,496
3,000	CDW Corp.	211,500
400	Christopher & Banks Corp.	7,516
2,700	Circuit City Stores, Inc.	67,392
4,300	Claire’s Stores, Inc.	137,213
1,000	Dillard’s, Inc.-Class A	35,570
5,100	Dollar General Corp.	79,254
8,700	Dollar Tree Stores, Inc.*	261,087
2,200	Dress Barn, Inc.*	53,284
10,300	Family Dollar Stores, Inc.	287,267
2,500	Fastenal Co.	89,975
1,300	Foot Locker, Inc.	29,770
500	Great Atlantic & Pacific Tea Co.	13,150
2,800	Group 1 Automotive, Inc.	142,772
1,100	Gymboree Corp. (The)*	43,780
1,300	Ingles Markets, Inc.-Class A	38,701
3,500	Insight Enterprises, Inc.*	70,350
600	Lithia Motors, Inc.-Class A	15,516
1,000	Longs Drug Stores Corp.	41,090
900	OfficeMax, Inc.	42,363
8,000	O’Reilly Automotive, Inc.*	253,360
5,400	Pacific Sunwear of California, Inc.*	106,272
400	Payless ShoeSource, Inc.*	12,476
7,700	RadioShack Corp.	134,981
5,850	Rent-A-Center, Inc.*	159,939
5,100	Ross Stores, Inc.	158,049
200	Ruddick Corp.	5,576
3,900	Sonic Automotive, Inc.	111,306
8,400	Supervalu, Inc.	287,784
4,200	Talbots, Inc.	104,664
2,400	Tween Brands, Inc.*	100,608
8,300	United Auto Group, Inc.	194,801
5,900	Williams-Sonoma, Inc.	187,148
2,800	Zale Corp.*	86,156
		4,019,363

5

	Services — 11.4%
3,700	Allied Waste Industries, Inc.*	46,916
5,750	Applebee’s International, Inc.	130,813
1,500	Banta Corp.	54,330
800	Bob Evans Farms, Inc.	27,176
4,900	Brinker International, Inc.	222,803
5,300	Career Education Corp.*	133,825
2,700	CBRL Group, Inc.	115,803
1,400	Cenveo, Inc.*	27,832
700	Choice Hotels International, Inc.	31,920
1,800	Copart, Inc.*	54,378
1,600	Corinthian Colleges, Inc.*	20,640
1,300	Corporate Executive Board Co. (The)	123,006
3,150	Factset Research Systems, Inc.	166,572
2,200	Iron Mountain, Inc.*	94,820
3,900	ITT Educational Services, Inc.*	267,423
2,800	Jack in the Box, Inc.*	172,172
2,700	Manpower, Inc.	191,700
3,400	Mediacom Communications Corp.-Class A*	27,506
2,700	Monster Worldwide, Inc.*	117,855
600	Nash Finch Co.	15,870
5,600	New York Times Co.-Class A	135,184
200	Nutri/System, Inc.*	13,810
3,200	OSI Restaurant Partners, Inc.	125,120
400	O’Charley’s, Inc.*	8,040
3,000	Papa John’s International, Inc.*	93,000
4,500	Performance Food Group Co.*	121,770
2,500	Pool Corp.	102,425
2,000	R.H. Donnelley Corp.	124,000
2,700	Regis Corp.	103,437
2,100	Robert Half International, Inc.	81,039
2,700	Ruby Tuesday, Inc.	72,873
5,500	Sabre Holdings Corp.-Class A	150,865
900	Sinclair Broadcast Group-Class A	8,955
1,825	Sonic Corp.*	42,851
300	Sothebys Holdings, Inc.-Class A	9,327
4,800	Valassis Communications, Inc.*	74,208
900	World Fuel Services Corp.	43,650
		3,353,914

	Technology — 11.2%
1,000	A.O. Smith Corp.	35,790
300	Acuity Brands, Inc.	15,801
2,800	Akamai Technologies, Inc.*	136,836
200	Alliance Data Systems Corp.*	12,942
1,600	Alliant Techsystems, Inc.*	123,696
2,200	Amkor Technology, Inc.*	22,484
2,400	Applera Corp.-Applied Biosystems Group	87,456
3,700	Arrow Electronics, Inc.*	117,512
2,400	Atmel Corp.*	12,144
500	Avnet, Inc.*	12,395
4,000	AVX Corp.	62,160
3,900	BEA Systems, Inc.*	53,703
3,700	BMC Software, Inc.*	120,472
1,866	Brightpoint, Inc.*	25,769
1,300	Brocade Communications Systems, Inc.*	12,025
2,900	Ceridian Corp.*	71,079
700	Checkfree Corp.*	29,267
2,200	CommScope, Inc.*	66,374

6

100	Computer Programs & Systems, Inc.	3,600
6,500	Convergys Corp.*	156,780
900	Curtiss-Wright Corp.	31,995
500	Daktronics, Inc.	18,090
4,100	Deluxe Corp.	100,942
2,600	Energizer Holdings, Inc.*	171,834
2,900	Foundry Networks, Inc.*	41,499
300	General Cable Corp.*	12,750
500	Global Imaging Systems, Inc.*	10,655
1,000	Harris Corp.	42,110
2,800	IKON Office Solutions, Inc.	45,276
600	Imation Corp.	27,786
13,600	Ingram Micro, Inc.-Class A*	277,168
700	Integrated Device Technology, Inc.*	11,550
4,900	Intersil Corp.-Class A	121,373
1,500	JDA Software Group, Inc.*	21,450
1,300	Lam Research Corp.*	68,380
300	Lightbridge, Inc.*	3,960
500	Mantech International Corp.-Class A*	18,140
1,200	Molex, Inc.	38,400
3,900	Novell, Inc.*	24,492
2,100	Nuance Communications, Inc.*	21,525
700	OmniVision Technologies, Inc.*	11,403
500	Orbital Sciences Corp.*	9,060
700	Palm, Inc.*	9,807
800	Perot Systems Corp.-Class A*	12,576
2,300	Plexus Corp.*	55,545
4,100	QLogic Corp.*	91,225
600	Rambus, Inc.*	13,380
1,200	Red Hat, Inc.*	20,880
800	Redback Networks*	11,776
200	Rogers Corp.*	13,896
300	Salesforce.com, Inc.*	11,700
1,100	Silicon Laboratories, Inc.*	35,442
2,300	Syntel, Inc.	67,896
5,400	Tech Data Corp.*	225,828
300	Technitrol, Inc.	8,244
900	Tektronix, Inc.	27,504
200	Teleflex, Inc.	12,926
4,800	Tellabs, Inc.*	48,192
1,400	Thomas & Betts Corp.*	72,618
1,900	United Stationers, Inc.*	88,122
1,100	WESCO International, Inc.*	73,590
4,900	Western Digital Corp.*	100,548
		3,309,818

	Transportation — 1.0%
1,000	Arkansas Best Corp.	37,900
300	Continental Airlines, Inc.-Class B*	12,192
1,400	EGL, Inc.*	44,716
3,200	ExpressJet Holdings, Inc.*	25,280
750	Forward Air Corp.	24,975
800	Genesee & Wyoming, Inc.-Class A*	21,488
400	Old Dominion Freight Line, Inc.*	10,724
1,300	Overseas Shipholding Group, Inc.	74,828
300	Swift Transportation Co.*	8,511
700	US Airways Group, Inc.*	39,732
		300,346

7

	Utility — 3.2%
3,300	American Tower Corp.-Class A*	124,971
14,500	Centerpoint Energy, Inc.	237,075
5,500	CenturyTel, Inc.	234,025
3,500	Crown Castle International Corp.*	120,610
600	Duquesne Light Holdings, Inc.	12,120
1,200	NII Holdings, Inc.*	77,916
400	OGE Energy Corp.	15,688
2,300	Pepco Holdings, Inc.	58,949
3,900	Time Warner Telecom, Inc.-Class A*	71,136
		952,490

	TOTAL COMMON STOCKS (COST $24,366,726)	29,008,639

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.8%

830,675	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $830,773 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $847,288.	830,675

	TOTAL SHORT-TERM INVESTMENTS (COST $830,675)	830,675

	TOTAL INVESTMENTS — 101.4%
	(Cost $25,197,401)	29,839,314

	Other Assets and Liabilities (net) — (1.4%)	(398,687)

	TOTAL NET ASSETS — 100.0%	$29,440,627

8

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$25,197,401	$5,176,897	$(534,984)	$4,641,913

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*                 Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Automotive — 1.6%
3,600	Eaton Corp.	277,488
52,669	Ford Motor Co.	428,199
6,200	General Motors Corp.	181,226
5,200	Harley-Davidson, Inc.	383,604
4,600	Johnson Controls, Inc.	374,118
4,950	Paccar, Inc.	323,235
		1,967,870

	Construction — 0.6%
2,000	Centex Corp.	110,680
2,300	KB Home	118,887
2,600	Lennar Corp.-Class A	136,500
800	Martin Marietta Materials, Inc.	79,448
4,300	Masco Corp.	123,367
100	NVR, Inc.*	59,500
3,000	Pulte Homes, Inc.	101,220
		729,602

	Consumer Goods — 4.1%
17,200	Altria Group, Inc.	1,448,412
7,000	Avon Products, Inc.	228,480
300	Cintas Corp.	12,660
4,000	Colgate-Palmolive Co.	260,200
2,500	Eastman Kodak Co.	65,050
1,800	Estee Lauder Cos., Inc (The) - Class A	74,322
200	Harman International Industries, Inc.	20,768
12,100	International Game Technology	529,738
3,700	Jones Apparel Group, Inc.	124,320
5,700	Kimberly-Clark Corp.	378,879
3,000	Leggett & Platt, Inc.	71,340
5,800	Liz Claiborne, Inc.	247,950
1,700	Mattel Co.	37,315
1,500	Mohawk Industries, Inc.*	116,145
5,200	Newell Rubbermaid, Inc.	148,148
3,700	Reynolds American, Inc.	237,688
4,300	UST, Inc.	240,714
3,800	VF Corp.	297,882
4,300	Whirlpool Corp.	366,790
		4,906,801

	Financial — 21.4%
17,100	Aflac, Inc.	754,794
400	AG Edwards, Inc.	23,140
7,000	Allstate Corp. (The)	444,360
3,850	AMBAC Financial Group, Inc.	329,714
14,900	American International Group, Inc.	1,047,768
7,700	AON Corp.	274,736
32,408	Bank of America Corp.	1,745,171
6,000	Bank of New York Co. (The), Inc.	213,240
6,700	BB&T Corp.	288,167
2,300	Bear Stearns Cos. (The), Inc.	350,704
3,600	Brown & Brown, Inc.	104,400
700	Capital One Financial Corp.	54,516

1

16,100	Charles Schwab Corp. (The)	295,274
4,200	Chubb Corp.	217,392
2,100	CIT Group, Inc.	109,221
92,400	Citigroup, Inc.	4,582,116
4,100	Comerica, Inc.	238,825
1,100	Countrywide Financial Corp.	43,692
1,000	E*Trade Financial Corp.*	24,070
21,600	Fannie Mae	1,231,848
2,800	Federated Investors, Inc.-Class B	92,904
6,660	Fidelity National Title Group, Inc.-Class A	150,782
3,700	Fifth Third Bancorp	145,891
1,400	First American Corp.	54,054
600	First Horizon National Corp.	23,916
7,600	Freddie Mac	510,416
8,100	Goldman Sachs Group, Inc.	1,577,880
1,500	H&R Block, Inc.	36,000
1,100	Hartford Financial Services Group, Inc.	94,336
2,000	Janus Capital Group, Inc.	40,520
1,400	Jefferies Group, Inc.	40,586
45,300	JPMorgan Chase & Co.	2,096,484
2,300	KeyCorp	83,030
7,600	Lehman Brothers Holdings, Inc.	559,892
5,767	Lincoln National Corp.	366,724
7,200	Loews Corp.	287,424
400	Marsh & McLennan Cos., Inc.	12,568
3,300	MBIA, Inc.	229,845
7,000	Mellon Financial Corp.	281,610
12,200	Merrill Lynch & Co., Inc.	1,066,646
2,300	MGIC Investment Corp.	133,308
9,400	Morgan Stanley	715,904
20,600	National City Corp.	743,660
10,587	Old Republic International Corp.	238,737
4,600	PMI Group (The), Inc.	199,226
5,500	PNC Financial Services Group, Inc.	388,795
1,200	Principal Financial Group, Inc.	69,300
19,300	Progressive Corp. (The)	435,215
3,000	Radian Group, Inc.	159,630
400	SEI Investment Co.	23,276
2,800	St. Paul Travelers Cos. (The), Inc.	145,068
3,700	State Street Corp.	229,881
1,600	T. Rowe Price Group, Inc.	69,328
4,800	Torchmark Corp.	303,456
13,000	UnumProvident Corp.	266,240
7,300	US Bancorp	245,572
6,750	W.R. Berkley Corp.	236,992
945	Wachovia Corp.	51,210
14,545	Washington Mutual, Inc.	635,326
3,700	Wells Fargo & Co.	130,388
12,300	Western Union Co. (The)*	280,440
		25,825,608

	Food & Beverage — 3.3%
19,400	Anheuser-Busch Cos., Inc.	921,694
16,200	Archer-Daniels-Midland Co.	568,620
900	Brown-Forman Corp.-Class B	62,505
2,700	Campbell Soup Co.	102,789
18,600	Coca-Cola Co. (The)	871,038
2,200	ConAgra Foods, Inc.	56,540
3,600	Dean Foods Co.*	154,152
600	General Mills Co.	33,570
6,000	HJ Heinz Co.	266,700

2

600	Hormel Foods Corp.	22,728
11,500	Kraft Foods, Inc.	403,075
2,000	McCormick & Co., Inc.	77,440
2,700	Pepsi Bottling Group, Inc.	84,564
1,600	PepsiCo, Inc.	99,152
7,500	Sara Lee Corp.	124,350
9,100	Tyson Foods, Inc.-Class A	144,599
		3,993,516

	Health Care — 17.7%
13,300	Abbott Laboratories	620,578
300	Allergan, Inc.	34,974
17,400	AmerisourceBergen Corp.	800,226
1,000	Amgen, Inc.*	71,000
300	Bard (C.R.), Inc.	24,687
1,600	Baxter International, Inc.	71,584
4,000	Becton Dickinson & Co.	286,880
500	Biogen Idec, Inc.*	26,130
2,200	Biomet, Inc.	83,182
23,500	Bristol-Myers Squibb Co.	583,505
14,100	Cardinal Health, Inc.	911,142
2,500	Caremark Rx, Inc.	118,250
2,500	Cigna Corp.	315,125
1,400	DENTSPLY International, Inc.	44,702
7,500	Express Scripts, Inc.*	511,500
25,300	Forest Laboratories, Inc.*	1,232,110
1,600	Health Net, Inc.*	73,824
26,100	Johnson & Johnson	1,720,251
11,600	King Pharmaceuticals, Inc.*	191,748
700	Laboratory Corp of America Holdings*	49,560
1,900	Lincare Holdings, Inc.*	71,573
300	Manor Care, Inc.	14,256
21,000	McKesson Corp.	1,037,400
97,500	Merck & Co., Inc.	4,339,725
400	Patterson Cos., Inc.*	14,844
199,230	Pfizer, Inc.	5,476,833
7,900	Quest Diagnostics	420,043
2,600	Stryker Corp.	134,836
36,700	UnitedHealth Group, Inc.	1,801,236
2,000	Varian Medical Systems, Inc.*	98,440
5,100	Wyeth	246,228
200	Zimmer Holdings, Inc.*	14,592
		21,440,964

	Machinery — 1.3%
2,800	Baker Hughes, Inc.	205,604
8,600	Caterpillar, Inc.	533,458
1,100	Cummins, Inc.	131,912
3,000	Deere & Co.	288,000
1,800	Dover Corp	90,540
200	FMC Technologies, Inc.*	12,002
2,000	Parker-Hannifin Corp.	166,960
2,600	Terex Corp.*	145,652
		1,574,128

	Manufacturing — 1.7%
2,700	3M Co.	219,942
3,800	American Standard Cos., Inc.	170,278
15,600	Illinois Tool Works, Inc.	736,320

3

1,600	Pactiv Corp.*	55,120
900	Temple-Inland, Inc.	35,190
1,900	Textron, Inc.	185,155
10,800	United Technologies Corp.	696,924
		2,098,929

	Metals & Mining — 0.5%
18,200	Alcoa, Inc.	567,294

	Oil & Gas — 4.8%
10,200	Anadarko Petroleum Corp.	503,472
2,200	Apache Corp.	153,846
1,500	Chevron Corp.	108,480
3,674	ConocoPhillips	247,260
2,200	Devon Energy Corp.	161,414
49,200	Exxon Mobil Corp.	3,779,052
1,200	Hess Corp.	60,324
2,800	Marathon Oil Corp.	264,264
11,400	Occidental Petroleum Corp.	573,876
		5,851,988

	Primary Process Industry — 1.1%
1,600	Air Products & Chemicals, Inc.	110,624
5,900	E.I. du Pont de Nemours & Co.	276,887
3,200	Ecolab, Inc.	141,920
5,200	International Paper Co.	172,120
7,500	Nucor Corp.	448,875
2,600	PPG Industries, Inc.	167,180
		1,317,606

	Retail Stores — 14.7%
900	Abercrombie & Fitch Co.-Class A	60,696
1,700	American Eagle Outfitters, Inc.	76,806
11,400	AutoNation, Inc.*	234,954
3,400	AutoZone, Inc.*	386,274
9,400	Bed Bath & Beyond, Inc.*	364,250
4,400	Best Buy, Inc.	241,868
2,100	CDW Corp.	148,050
1,500	Circuit City Stores, Inc.	37,440
10,500	Costco Wholesale Corp.	548,730
1,100	Dollar General Corp.	17,094
6,400	Family Dollar Stores, Inc.	178,496
3,800	Fastenal Co.	136,762
2,000	Foot Locker, Inc.	45,800
700	Gap (The), Inc.	13,104
115,000	Home Depot, Inc.	4,366,550
200	JC Penney Co., Inc.	15,468
4,000	Kohls Corp.*	278,400
35,200	Kroger Co. (The)	755,392
4,800	Limited Brands, Inc.	152,112
91,400	Lowe’s Cos., Inc.	2,756,624
800	Nordstrom, Inc.	39,216
11,400	Office Depot, Inc.*	431,604
24,000	Safeway, Inc.	739,440
17,800	Staples, Inc.	453,366
6,457	Supervalu, Inc.	221,217
500	Target Corp.	29,045
11,800	TJX Cos., Inc.	323,556
13,300	Walgreen Co.	538,517
91,900	Wal-Mart Stores, Inc.	4,236,590
		17,827,421

4

	Services — 4.5%
2,200	Allied Waste Industries, Inc.*	27,896
1,600	CBS Corp.-Class B	47,600
11,800	Comcast Corp.-Class A*	477,428
600	Darden Restaurants, Inc.	24,090
7,100	Gannett Co., Inc.	422,592
3,587	Idearc, Inc.*	98,786
4,200	Manpower, Inc.	298,200
1,800	Marriott International, Inc.-Class A	81,270
3,700	McDonald’s Corp.	155,289
200	McGraw-Hill, Inc.	13,330
7,900	Moody’s Corp.	548,892
18,500	News Corp.-Class A	381,100
1,500	Robert Half International, Inc.	57,885
37,100	Starbucks Corp.*	1,309,259
3,200	Sysco Corp.	114,720
3,791	Tim Hortons, Inc.	117,066
23,900	Walt Disney Co. (The)	789,895
11,100	Waste Management, Inc.	406,371
2,800	Wendy’s International, Inc.	91,196
		5,462,865

	Technology — 10.4%
400	Adobe Systems, Inc.*	16,052
3,800	Affiliated Computer Services, Inc.-Class A*	192,090
2,900	Agilent Technologies Inc*	92,336
500	Amphenol Corp.-Class A	34,065
6,500	Applera Corp.-Applied Biosystems Group	236,860
4,600	Applied Materials, Inc.	82,708
600	Avery Dennison Corp.	40,482
8,900	BEA Systems, Inc.*	122,553
6,500	BMC Software, Inc.*	211,640
2,700	Boeing Co.	239,031
36,500	Cisco Systems, Inc.*	981,120
2,900	Citrix Systems, Inc.*	83,346
1,000	Cognizant Technologies Solutions Corp.*	81,560
4,300	Computer Sciences Corp.*	224,460
13,800	Danaher Corp.	1,009,056
35,600	Dell, Inc.*	969,744
700	DST Systems, Inc.*	43,680
4,400	Electronic Data Systems Corp.	119,416
11,300	Emerson Electric Co.	979,710
800	Energizer Holdings, Inc.*	52,872
3,416	Fidelity National Information Services, Inc.	136,298
12,300	First Data Corp.	310,575
3,500	Fiserv, Inc.*	178,885
3,400	General Dynamics Corp.	254,456
2,300	Harris Corp.	96,853
21,500	Hewlett-Packard Co.	848,390
16,900	Intel Corp.	360,815
4,900	International Business Machines Corp.	450,408
7,000	Intuit, Inc.*	220,360
5,400	Lexmark International, Inc.*	372,492
6,300	Lockheed Martin Corp.	569,835
9,000	Microsoft Corp.	263,970
600	Network Appliance, Inc.*	23,526
7,500	Northrop Grumman Corp.	501,975

5

22,400	Oracle Corp.*	426,272
5,400	Pitney Bowes, Inc.	248,886
24,600	Qualcomm, Inc.	900,114
3,300	Raytheon Co.	168,432
2,600	Rockwell Automation Inc	169,208
2,000	Thermo Fisher Scientific, Inc.*	87,660
1,900	W.W. Grainger, Inc.	137,484
		12,539,675

	Transportation — 3.6%
7,500	Burlington Northern Santa Fe Corp.	563,700
8,700	CH Robinson Worldwide, Inc.	382,800
3,500	CSX Corp.	125,510
11,000	Expeditors International of Washington, Inc.	497,640
17,900	FedEx Corp.	2,066,197
4,500	JB Hunt Transport Services, Inc.	98,505
3,900	Norfolk Southern Corp.	192,075
4,500	Union Pacific Corp.	407,340
		4,333,767

	Utility — 6.6%
3,100	AES Corp. (The)*	72,447
200	Alltel Corp.	11,348
77,463	AT&T, Inc.	2,626,770
48,000	BellSouth Corp.	2,140,320
5,200	Centerpoint Energy, Inc.	85,020
3,700	CenturyTel, Inc.	157,435
600	NII Holdings, Inc.*	38,958
33,500	Qwest Communications International, Inc.*	257,615
700	TXU Corp.	40,173
71,742	Verizon Communications, Inc.	2,506,665
		7,936,751

	TOTAL COMMON STOCKS (COST $104,755,244)	118,374,785

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

2,361,636	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,361,915 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and market value, including accrued interest, of $2,408,869.	2,361,636

	TOTAL SHORT-TERM INVESTMENTS (COST $2,361,636)	2,361,636

	TOTAL INVESTMENTS — 99.9% (Cost $107,116,880)	120,736,421

	Other Assets and Liabilities (net) — 0.1%	128,760

	TOTAL NET ASSETS — 100.0%	$120,865,181

6

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$107,116,880	$14,712,166	$(1,092,625)	$13,619,541

Notes to Schedule of Investments:

*      Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.6%

	Automotive — 1.9%
10,400	Eaton Corp.	801,632
160,093	Ford Motor Co.(a)	1,301,556
25,900	General Motors Corp.(a)	757,057
17,900	Harley-Davidson, Inc.(a)	1,320,483
13,000	Johnson Controls, Inc.(a)	1,057,290
16,300	Paccar, Inc.(a)	1,064,390
		6,302,408

	Construction — 0.5%
5,000	Centex Corp.(a)	276,700
300	Fluor Corp.	26,124
600	KB Home	31,014
5,800	Lennar Corp.-Class A	304,500
1,800	Martin Marietta Materials, Inc.	178,758
16,600	Masco Corp.	476,254
400	NVR, Inc.* (a)	238,000
3,200	Pulte Homes, Inc.(a)	107,968
		1,639,318

	Consumer Goods — 2.5%
21,500	Avon Products, Inc.	701,760
1,600	Cintas Corp.	67,520
1,000	Clorox Co.	64,000
9,700	Colgate-Palmolive Co.	630,985
7,800	Eastman Kodak Co.(a)	202,956
6,200	Estee Lauder Cos. (The), Inc.-Class A	255,998
700	Harman International Industries, Inc.	72,688
32,300	International Game Technology	1,414,094
9,500	Jones Apparel Group, Inc.	319,200
17,600	Kimberly-Clark Corp.	1,169,872
10,100	Leggett & Platt, Inc.	240,178
15,100	Liz Claiborne, Inc.	645,525
14,900	Mattel Co.	327,055
3,700	Mohawk Industries, Inc.* (a)	286,491
7,800	Newell Rubbermaid, Inc.	222,222
11,900	VF Corp.	932,841
8,100	Whirlpool Corp.	690,930
		8,244,315

	Financial — 20.8%
47,100	Aflac, Inc.	2,078,994
600	AG Edwards, Inc.	34,710
26,800	Allstate Corp. (The)	1,701,264
10,700	AMBAC Financial Group, Inc.	916,348
43,800	American International Group, Inc.	3,080,016
21,600	AON Corp.	770,688
91,988	Bank of America Corp.	4,953,554
17,200	Bank of New York Co. (The), Inc.	611,288
18,200	BB&T Corp.	782,782
5,800	Bear Stearns Cos. (The), Inc.	884,384
11,800	Brown & Brown, Inc.	342,200
400	Capital One Financial Corp.	31,152

1

29,200	Charles Schwab Corp. (The)	535,528
7,000	Chubb Corp.	362,320
1,400	Cincinnati Financial Corp	61,992
8,300	CIT Group, Inc.	431,683
265,900	Citigroup, Inc.	13,185,981
12,900	Comerica, Inc.	751,425
5,800	Countrywide Financial Corp.	230,376
1,200	E*Trade Financial Corp.*	28,884
62,800	Fannie Mae	3,581,484
7,000	Federated Investors, Inc.-Class B	232,260
12,600	Fifth Third Bancorp	496,818
4,700	First American Corp.	181,467
4,000	First Horizon National Corp.	159,440
23,000	Freddie Mac	1,544,680
18,900	Goldman Sachs Group, Inc.	3,681,720
8,200	H&R Block, Inc.	196,800
3,100	Hartford Financial Services Group, Inc.	265,856
3,800	Janus Capital Group, Inc.	76,988
2,300	Jefferies Group, Inc.	66,677
117,400	JPMorgan Chase & Co.	5,433,272
8,100	KeyCorp	292,410
14,400	Lehman Brothers Holdings, Inc.	1,060,848
12,500	Lincoln National Corp.	794,875
100	Markel Corp.*	44,775
1,100	Marsh & McLennan Cos., Inc.	34,562
10,100	MBIA, Inc.	703,465
18,700	Mellon Financial Corp.	752,301
25,900	Merrill Lynch & Co., Inc.	2,264,437
7,400	MGIC Investment Corp.	428,904
29,300	Morgan Stanley	2,231,488
60,700	National City Corp.(a)	2,191,270
23,425	Old Republic International Corp.	528,234
11,600	PMI Group (The), Inc.(a)	502,396
13,100	PNC Financial Services Group, Inc.	926,039
49,400	Progressive Corp. (The)	1,113,970
7,600	Radian Group, Inc.	404,396
3,300	SEI Investment Co.	192,027
7,100	St. Paul Travelers Cos. (The), Inc.	367,851
9,200	State Street Corp.	571,596
5,100	T. Rowe Price Group, Inc.	220,983
14,200	Torchmark Corp.	897,724
1,300	UnionBanCal Corp.	74,828
29,900	UnumProvident Corp.	612,352
23,900	US Bancorp(a)	803,996
21,400	W.R. Berkley Corp.	751,354
36,066	Washington Mutual, Inc.	1,575,363
14,200	Wells Fargo & Co.	500,408
30,400	Western Union Co. (The)*	693,120
		69,229,003

	Food & Beverage — 3.4%
56,700	Anheuser-Busch Cos., Inc.	2,693,817
44,900	Archer-Daniels-Midland Co.	1,575,990
2,000	Brown-Forman Corp.-Class B	138,900
10,200	Campbell Soup Co.	388,314
39,600	Coca-Cola Co. (The)	1,854,468
9,200	ConAgra Foods, Inc.	236,440
3,700	Dean Foods Co.*	158,434
2,300	General Mills Co.	128,685
19,200	HJ Heinz Co.	853,440

2

2,100	Hormel Foods Corp.	79,548
37,700	Kraft Foods, Inc.(a)	1,321,385
7,100	McCormick & Co., Inc.	274,912
9,100	Pepsi Bottling Group, Inc.	285,012
2,800	PepsiCo, Inc.	173,516
28,800	Sara Lee Corp.	477,504
31,800	Tyson Foods, Inc.-Class A	505,302
		11,145,667

	Health Care — 17.5%
42,600	Abbott Laboratories	1,987,716
36,700	AmerisourceBergen Corp.	1,687,833
4,300	Amgen, Inc.*	305,300
2,200	Bard (C.R.), Inc.	181,038
6,700	Barr Pharmaceuticals, Inc.*	342,236
4,300	Baxter International, Inc.	192,382
11,900	Becton Dickinson & Co.	853,468
2,900	Biogen Idec, Inc.*	151,554
9,600	Biomet, Inc.	362,976
66,300	Bristol-Myers Squibb Co.	1,646,229
36,800	Cardinal Health, Inc.	2,378,016
5,900	Caremark Rx, Inc.	279,070
1,700	Cigna Corp.	214,285
6,000	DENTSPLY International, Inc.	191,580
19,400	Express Scripts, Inc.*	1,323,080
68,300	Forest Laboratories, Inc.*	3,326,210
3,200	Health Management Associates, Inc.-Class A	65,600
700	Health Net, Inc.*	32,298
78,020	Johnson & Johnson	5,142,298
34,100	King Pharmaceuticals, Inc.*	563,673
3,300	Laboratory Corp of America Holdings* (a)	233,640
10,900	Lincare Holdings, Inc.*	410,603
2,700	Manor Care, Inc.	128,304
43,300	McKesson Corp.	2,139,020
269,700	Merck & Co., Inc.	12,004,347
2,000	Patterson Cos., Inc.*	74,220
543,190	Pfizer, Inc.	14,932,293
24,000	Quest Diagnostics	1,276,080
10,700	Stryker Corp.(a)	554,902
81,524	UnitedHealth Group, Inc.	4,001,198
3,600	Varian Medical Systems, Inc.*	177,192
462	WellPoint, Inc.*	34,960
11,400	Wyeth	550,392
4,800	Zimmer Holdings, Inc.*	350,208
		58,094,201

	Machinery — 1.2%
3,500	Baker Hughes, Inc.	257,005
21,100	Caterpillar, Inc.	1,308,833
3,500	Cummins, Inc.	419,720
9,000	Deere & Co.	864,000
5,700	Dover Corp.	286,710
5,900	Parker-Hannifin Corp.(a)	492,532
7,500	Terex Corp.*	420,150
		4,048,950

	Manufacturing — 1.8%
7,600	3M Co.	619,096

3

12,600	American Standard Cos., Inc.	564,606
44,200	Illinois Tool Works, Inc.	2,086,240
4,400	Pactiv Corp.*	151,580
3,400	Temple-Inland, Inc.	132,940
5,700	Textron, Inc.	555,465
30,900	United Technologies Corp.	1,993,977
		6,103,904

	Metals & Mining — 0.4%
47,800	Alcoa, Inc.	1,489,926

	Oil & Gas — 5.0%
26,800	Anadarko Petroleum Corp.	1,322,848
4,300	Apache Corp.	300,699
9,100	Chevron Corp.	658,112
10,051	ConocoPhillips	676,432
7,200	Devon Energy Corp.	528,264
143,400	Exxon Mobil Corp.	11,014,554
6,300	Marathon Oil Corp.	594,594
31,000	Occidental Petroleum Corp.	1,560,540
		16,656,043

	Primary Process Industry — 1.2%
5,200	Air Products & Chemicals, Inc.	359,528
18,200	E.I. du Pont de Nemours & Co.	854,126
10,800	Ecolab, Inc.	478,980
16,200	International Paper Co.	536,220
18,100	Nucor Corp.	1,083,285
9,000	PPG Industries, Inc.	578,700
600	Sherwin-Williams Co. (The)	37,530
		3,928,369

	Retail Stores — 15.0%
2,700	Abercrombie & Fitch Co.-Class A	182,088
6,600	American Eagle Outfitters, Inc.	298,188
33,100	AutoNation, Inc.*	682,191
7,900	AutoZone, Inc.*	897,519
28,200	Bed Bath & Beyond, Inc.*	1,092,750
15,600	Best Buy Co., Inc.(a)	857,532
6,800	CDW Corp.	479,400
4,900	Circuit City Stores, Inc.	122,304
30,200	Costco Wholesale Corp.	1,578,252
2,700	CVS Corp.	77,679
26,400	Dollar General Corp.	410,256
17,900	Family Dollar Stores, Inc.	499,231
14,300	Fastenal Co.(a)	514,657
7,300	Foot Locker, Inc.	167,170
4,000	Gap (The), Inc.	74,880
305,600	Home Depot, Inc.	11,603,632
1,400	JC Penney Co., Inc.	108,276
27,500	Kohls Corp.*	1,914,000
84,100	Kroger Co.	1,804,786
18,900	Limited Brands, Inc.	598,941
235,500	Lowe’s Cos., Inc.	7,102,680
18,600	Office Depot, Inc.*	704,196
4,300	Ross Stores, Inc.	133,257
43,300	Safeway, Inc.	1,334,073
50,300	Staples, Inc.	1,281,141

4

12,865	Supervalu, Inc.	440,755
5,400	Target Corp.	313,686
32,600	TJX Cos., Inc.	893,892
36,700	Walgreen Co.	1,485,983
260,400	Wal-Mart Stores, Inc.	12,004,440
900	Williams-Sonoma, Inc.(a)	28,548
		49,686,383

	Services — 4.7%
9,100	CBS Corp.-Class B	270,725
37,400	Comcast Corp.-Class A*	1,513,204
5,000	Direct TV Group (The)*	113,750
23,100	Gannett Co., Inc.	1,374,912
12,100	Manpower, Inc.	859,100
9,100	Marriott International, Inc.-Class A	410,865
6,700	McDonald’s Corp.	281,199
1,600	McGraw-Hill, Inc.	106,640
21,200	Moody’s Corp.	1,472,976
65,300	News Corp.-Class A	1,345,180
1,500	Omnicom Group, Inc.	153,240
6,200	Robert Half International, Inc.(a)	239,258
103,000	Starbucks Corp.*	3,634,870
4,100	Sysco Corp.	146,985
69,700	Walt Disney Co. (The)	2,303,585
31,600	Waste Management, Inc.	1,156,876
1,600	Yum! Brands, Inc.	97,904
		15,481,269

	Technology — 10.8%
10,400	Affiliated Computer Services, Inc.-Class A* (a)	525,720
6,500	Agilent Technologies Inc*	206,960
1,600	Amphenol Corp.-Class A	109,008
11,900	Applera Corp.-Applied Biosystems Group	433,636
500	Avery Dennison Corp.	33,735
26,800	BEA Systems, Inc.*	369,036
6,500	BMC Software, Inc.*	211,640
6,300	Boeing Co.	557,739
137,300	Cisco Systems, Inc.*	3,690,624
15,500	Citrix Systems, Inc.*	445,470
4,600	Cognizant Technologies Solutions Corp.-Class A*	375,176
12,500	Computer Sciences Corp.* (a)	652,500
36,400	Danaher Corp.	2,661,568
120,600	Dell, Inc.*	3,285,144
400	DST Systems, Inc.*	24,960
16,500	Electronic Data Systems Corp.	447,810
31,900	Emerson Electric Co.	2,765,730
2,200	Energizer Holdings, Inc.*	145,398
7,996	Fidelity National Information Services, Inc.	319,040
34,900	First Data Corp.	881,225
8,200	Fiserv, Inc.*	419,102
7,600	General Dynamics Corp.	568,784
35,100	Hewlett-Packard Co.	1,385,046
54,200	Intel Corp.	1,157,170
15,700	International Business Machines Corp.	1,443,144
17,400	Intuit, Inc.*	547,752
17,200	Lexmark International, Inc.*	1,186,456
19,300	Lockheed Martin Corp.	1,745,685
33,800	Microsoft Corp.	991,354
2,200	Molex, Inc.	70,400

5

4,900	Network Appliance, Inc.*	192,129
21,200	Northrop Grumman Corp.	1,418,916
94,300	Oracle Corp.*	1,794,529
14,900	Pitney Bowes, Inc.	686,741
69,400	Qualcomm, Inc.	2,539,346
9,900	Raytheon Co.	505,296
7,800	Rockwell Automation Inc	507,624
3,900	Thermo Fisher Scientific, Inc.*	170,937
5,300	W.W. Grainger, Inc.	383,508
		35,856,038

	Transportation — 3.5%
18,000	Burlington Northern Santa Fe Corp.	1,352,880
24,700	CH Robinson Worldwide, Inc.	1,086,800
11,600	CSX Corp.	415,976
28,800	Expeditors International of Washington, Inc.	1,302,912
49,000	FedEx Corp.	5,656,070
11,300	JB Hunt Transport Services, Inc.	247,357
11,700	Norfolk Southern Corp.	576,225
10,500	Union Pacific Corp.	950,460
		11,588,680

	Utility — 6.4%
12,600	AES Corp. (The)*	294,462
210,087	AT&T, Inc.	7,124,050
133,700	BellSouth Corp.	5,961,683
2,100	Centerpoint Energy, Inc.	34,335
10,500	CenturyTel, Inc.	446,775
63,700	Qwest Communications International, Inc.* (a)	489,853
202,584	Verizon Communications, Inc.	7,078,285
		21,429,443

	TOTAL COMMON STOCKS (COST $299,802,543)	320,923,917

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.2%

	Money Market Funds — 0.1%
283,098	Barclays Global Investors Institutional Money Market Fund(b)	283,098
	Other Short-Term Investments — 6.1%

9,525,681	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $9,526,805 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $9,716,194.	9,525,681

2,774,361	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,774,774 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,925,042.(b)	2,774,361

344,929	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $344,980 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $404,436.(b)	344,929

2,774,361	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,774,770 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $2,856,378.(b)	2,774,361

6

2,774,361	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,774,774 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,965,442.(b)	2,774,361

990,843	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, 12/01/06(b)	990,843

990,843	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	990,843

213,929	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	213,929
		20,389,308

	TOTAL SHORT-TERM INVESTMENTS (COST $20,672,406)	20,672,406

	TOTAL INVESTMENTS — 102.8% (Cost $320,474,949)	341,596,323

	Other Assets and Liabilities (net) — (2.8%)	(9,391,078)

	TOTAL NET ASSETS — 100.0%	$332,205,245

7

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$323,286,795	$24,774,133	$(6,464,605)	$18,309,528

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

14	S&P 500	December 2006	$4,910,150	$108,051

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $10,786,654, collateralized by cash in the amount of $11,146,725, which was invested in short-term instruments.

(b)         All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Automotive — 1.8%
193,100	Eaton Corp.	14,884,148
3,036,611	Ford Motor Co.(a)	24,687,647
471,400	General Motors Corp.(a)	13,779,022
335,400	Harley-Davidson, Inc.(a)	24,742,458
258,845	Johnson Controls, Inc.(a)	21,051,864
300,300	Paccar, Inc.(a)	19,609,590
		118,754,729

	Construction — 0.5%
98,900	Centex Corp.(a)	5,473,126
9,500	Fluor Corp.	827,260
12,600	KB Home	651,294
115,500	Lennar Corp.-Class A	6,063,750
42,600	Martin Marietta Materials, Inc.	4,230,606
276,300	Masco Corp.(a)	7,927,047
5,700	NVR, Inc.* (a)	3,391,500
66,300	Pulte Homes, Inc.(a)	2,236,962
		30,801,545

	Consumer Goods — 3.9%
815,600	Altria Group, Inc.	68,681,676
407,100	Avon Products, Inc.	13,287,744
14,400	Cintas Corp.(a)	607,680
9,700	Clorox Co.	620,800
193,700	Colgate-Palmolive Co.	12,600,185
153,449	Eastman Kodak Co.(a)	3,992,743
105,400	Estee Lauder Cos. (The), Inc.-Class A	4,351,966
7,900	Harman International Industries, Inc.	820,336
640,200	International Game Technology	28,027,956
196,600	Jones Apparel Group, Inc.	6,605,760
326,700	Kimberly-Clark Corp.	21,715,749
194,800	Leggett & Platt, Inc.	4,632,344
301,900	Liz Claiborne, Inc.	12,906,225
273,400	Mattel Co.	6,001,130
71,900	Mohawk Industries, Inc.* (a)	5,567,217
187,900	Newell Rubbermaid, Inc.	5,353,271
196,600	Reynolds American, Inc.(a)	12,629,584
259,300	UST, Inc.(a)	14,515,614
223,100	VF Corp.	17,488,809
163,700	Whirlpool Corp.(a)	13,963,610
		254,370,399

	Financial — 20.4%
921,400	Aflac, Inc.	40,670,596
493,100	Allstate Corp. (The)	31,301,988
207,200	AMBAC Financial Group, Inc.	17,744,608
846,100	American International Group, Inc.	59,497,752
436,500	AON Corp.	15,574,320
1,748,077	Bank of America Corp.	94,133,946
311,500	Bank of New York Co. (The), Inc.	11,070,710
337,600	BB&T Corp.	14,520,176
116,600	Bear Stearns Cos. (The), Inc.	17,779,168
225,200	Brown & Brown, Inc.	6,530,800

1

606,300	Charles Schwab Corp. (The)	11,119,542
141,900	Chubb Corp.	7,344,744
12,600	Cincinnati Financial Corp.	557,928
153,000	CIT Group, Inc.	7,957,530
5,126,400	Citigroup, Inc.	254,218,176
233,700	Comerica, Inc.	13,613,025
82,900	Countrywide Financial Corp.	3,292,788
35,600	E*Trade Financial Corp.*	856,892
1,204,954	Fannie Mae	68,718,527
157,300	Federated Investors, Inc.-Class B	5,219,214
217,800	Fifth Third Bancorp	8,587,854
78,400	First American Corp.	3,027,024
48,400	First Horizon National Corp.	1,929,224
415,000	Freddie Mac	27,871,400
367,100	Goldman Sachs Group, Inc.	71,511,080
104,600	H&R Block, Inc.	2,510,400
51,900	Hartford Financial Services Group, Inc.	4,450,944
66,900	Janus Capital Group, Inc.	1,355,394
42,300	Jefferies Group, Inc.	1,226,277
2,282,900	JPMorgan Chase & Co.	105,652,612
120,800	KeyCorp	4,360,880
279,200	Lehman Brothers Holdings, Inc.	20,568,664
253,200	Lincoln National Corp.	16,100,988
27,400	Loews Corp.	1,093,808
21,300	Marsh & McLennan Cos., Inc.	669,246
172,050	MBIA, Inc.(a)	11,983,283
378,000	Mellon Financial Corp.	15,206,940
498,900	Merrill Lynch & Co., Inc.(a)	43,618,827
146,700	MGIC Investment Corp.	8,502,732
551,900	Morgan Stanley	42,032,704
1,136,000	National City Corp.(a)	41,009,600
392,300	Old Republic International Corp.	8,846,365
237,500	PMI Group (The), Inc.(a)	10,286,125
255,400	PNC Financial Services Group, Inc.	18,054,226
974,700	Progressive Corp. (The)	21,979,485
146,100	Radian Group, Inc.	7,773,981
56,800	SEI Investment Co.	3,305,192
121,900	St. Paul Travelers Cos. (The), Inc.	6,315,639
189,100	State Street Corp.	11,748,783
86,700	T. Rowe Price Group, Inc.	3,756,711
266,900	Torchmark Corp.	16,873,418
10,900	UnionBanCal Corp.	627,404
593,800	UnumProvident Corp.	12,161,024
420,700	US Bancorp(a)	14,152,348
430,750	W.R. Berkley Corp.(a)	15,123,633
680,704	Washington Mutual, Inc.(a)	29,733,151
223,600	Wells Fargo & Co.	7,879,664
584,200	Western Union Co. (The)*	13,319,760
		1,316,929,220

	Food & Beverage — 3.3%
1,077,900	Anheuser-Busch Cos., Inc.	51,211,029
882,900	Archer-Daniels-Midland Co.	30,989,790
43,500	Brown-Forman Corp.-Class B	3,021,075
188,100	Campbell Soup Co.	7,160,967
770,800	Coca-Cola Co. (The)	36,096,564
151,500	ConAgra Foods, Inc.	3,893,550
91,700	Dean Foods Co.*	3,926,594
45,600	General Mills Co.	2,551,320
363,500	HJ Heinz Co.	16,157,575
34,700	Hormel Foods Corp.	1,314,436

2

714,100	Kraft Foods, Inc.(a)	25,029,205
139,600	McCormick & Co., Inc.	5,405,312
197,200	Pepsi Bottling Group, Inc.	6,176,304
56,500	PepsiCo, Inc.	3,501,305
513,500	Sara Lee Corp.	8,513,830
644,300	Tyson Foods, Inc.-Class A	10,237,927
		215,186,783

	Health Care — 17.3%
801,800	Abbott Laboratories	37,411,988
717,000	AmerisourceBergen Corp.	32,974,830
73,000	Amgen, Inc.*	5,183,000
34,400	Bard (C.R.), Inc.	2,830,776
128,600	Barr Pharmaceuticals, Inc.*	6,568,888
91,100	Baxter International, Inc.	4,075,814
225,000	Becton Dickinson & Co.(a)	16,137,000
42,800	Biogen Idec, Inc.*	2,236,728
162,400	Biomet, Inc.	6,140,344
1,263,952	Bristol-Myers Squibb Co.	31,383,928
714,400	Cardinal Health, Inc.	46,164,528
108,600	Caremark Rx, Inc.	5,136,780
32,000	Cigna Corp.	4,033,600
89,300	DENTSPLY International, Inc.	2,851,349
376,500	Express Scripts, Inc.* (a)	25,677,300
1,335,100	Forest Laboratories, Inc.*	65,019,370
2,300	Health Management Associates, Inc.-Class A	47,150
18,600	Health Net, Inc.*	858,204
21,500	IMS Health, Inc.	590,605
1,489,500	Johnson & Johnson	98,172,945
650,800	King Pharmaceuticals, Inc.* (a)	10,757,724
47,900	Laboratory Corp of America Holdings* (a)	3,391,320
206,966	Lincare Holdings, Inc.*	7,796,409
43,800	Manor Care, Inc.	2,081,376
843,400	McKesson Corp.	41,663,960
5,231,100	Merck & Co., Inc.(a)	232,836,261
4,200	Patterson Cos., Inc.*	155,862
10,545,680	Pfizer, Inc.	289,900,743
449,200	Quest Diagnostics	23,883,964
183,100	Stryker Corp.(a)	9,495,566
1,565,502	UnitedHealth Group, Inc.	76,834,838
85,600	Varian Medical Systems, Inc.*	4,213,232
228,500	Wyeth	11,031,980
80,300	Zimmer Holdings, Inc.*	5,858,688
		1,113,397,050

	Machinery — 1.2%
77,100	Baker Hughes, Inc.	5,661,453
408,400	Caterpillar, Inc.	25,333,052
60,600	Cummins, Inc.	7,267,152
167,700	Deere & Co.	16,099,200
91,400	Dover Corp.	4,597,420
114,500	Parker-Hannifin Corp.(a)	9,558,460
138,800	Terex Corp.*	7,775,576
		76,292,313

	Manufacturing — 1.8%
133,500	3M Co.	10,874,910
220,100	American Standard Cos., Inc.	9,862,681
839,500	Illinois Tool Works, Inc.	39,624,400

3

77,800	Pactiv Corp.*	2,680,210
59,600	Temple-Inland, Inc.	2,330,360
104,500	Textron, Inc.(a)	10,183,525
580,900	United Technologies Corp.	37,485,477
		113,041,563

	Metals & Mining — 0.5%
941,200	Alcoa, Inc.	29,337,204

	Oil & Gas — 4.9%
516,900	Anadarko Petroleum Corp.	25,514,184
79,800	Apache Corp.	5,580,414
142,400	Chevron Corp.	10,298,368
181,168	ConocoPhillips	12,192,606
141,700	Devon Energy Corp.	10,396,529
2,762,900	Exxon Mobil Corp.	212,218,349
117,800	Marathon Oil Corp.	11,117,964
587,800	Occidental Petroleum Corp.	29,589,852
		316,908,266

	Primary Process Industry — 1.1%
96,200	Air Products & Chemicals, Inc.	6,651,268
327,600	E.I. du Pont de Nemours & Co.	15,374,268
205,700	Ecolab, Inc.	9,122,795
297,700	International Paper Co.	9,853,870
355,700	Nucor Corp.	21,288,645
166,100	PPG Industries, Inc.	10,680,230
11,000	Sherwin-Williams Co. (The)	688,050
		73,659,126

	Retail Stores — 14.9%
52,000	Abercrombie & Fitch Co.-Class A	3,506,880
113,600	American Eagle Outfitters, Inc.	5,132,448
666,900	AutoNation, Inc.*	13,744,809
153,700	AutoZone, Inc.*	17,461,857
566,500	Bed Bath & Beyond, Inc.* (a)	21,951,875
287,900	Best Buy Co., Inc.(a)	15,825,863
125,600	CDW Corp.	8,854,800
128,300	Circuit City Stores, Inc.	3,202,368
582,700	Costco Wholesale Corp.	30,451,902
36,200	CVS Corp.	1,041,474
466,500	Dollar General Corp.	7,249,410
343,900	Family Dollar Stores, Inc.	9,591,371
270,100	Fastenal Co.(a)	9,720,899
144,400	Foot Locker, Inc.	3,306,760
72,000	Gap (The), Inc.(a)	1,347,840
5,905,804	Home Depot, Inc.	224,243,378
25,700	JC Penney Co., Inc.	1,987,638
528,100	Kohls Corp.* (a)	36,755,760
1,649,100	Kroger Co.	35,389,686
358,000	Limited Brands, Inc.	11,345,020
4,560,200	Lowe’s Cos., Inc.(a)	137,535,632
389,400	Office Depot, Inc.*	14,742,684
124,400	Ross Stores, Inc.	3,855,156
843,300	Safeway, Inc.(a)	25,982,073
974,600	Staples, Inc.	24,823,062
258,525	Supervalu, Inc.	8,857,067
75,700	Target Corp.	4,397,413
631,436	TJX Cos., Inc.	17,313,975

4

701,600	Walgreen Co.(a)	28,407,784
5,033,300	Wal-Mart Stores, Inc.	232,035,130
16,200	Williams-Sonoma, Inc.(a)	513,864
		960,575,878

	Services — 4.5%
118,900	CBS Corp.-Class B	3,537,275
690,200	Comcast Corp.-Class A*	27,925,492
68,500	Direct TV Group (The)*	1,558,375
433,900	Gannett Co., Inc.	25,825,728
232,100	Manpower, Inc.	16,479,100
166,200	Marriott International, Inc.-Class A	7,503,930
141,400	McDonald’s Corp.	5,934,558
10,200	McGraw-Hill, Inc.	679,830
420,500	Moody’s Corp.(a)	29,216,340
1,215,000	News Corp.-Class A	25,029,000
26,800	Omnicom Group, Inc.	2,737,888
133,100	Robert Half International, Inc.(a)	5,136,329
1,974,400	Starbucks Corp.* (a)	69,676,576
120,000	Sysco Corp.	4,302,000
1,318,700	Walt Disney Co. (The)	43,583,035
591,300	Waste Management, Inc.	21,647,493
4,900	Weight Watchers International, Inc.	239,806
28,400	Yum! Brands, Inc.	1,737,796
		292,750,551

	Technology — 10.6%
203,900	Affiliated Computer Services, Inc.-Class A* (a)	10,307,145
145,100	Agilent Technologies, Inc.*	4,619,984
24,100	Amphenol Corp.-Class A	1,641,933
251,900	Applera Corp.-Applied Biosystems Group	9,179,236
20,800	Avery Dennison Corp.	1,403,376
498,600	BEA Systems, Inc.*	6,865,722
148,600	BMC Software, Inc.*	4,838,416
122,100	Boeing Co.	10,809,513
2,581,200	Cisco Systems, Inc.*	69,382,656
275,300	Citrix Systems, Inc.*	7,912,122
79,600	Cognizant Technologies Solutions Corp.-Class A*	6,492,176
235,300	Computer Sciences Corp.* (a)	12,282,660
698,800	Danaher Corp.(a)	51,096,256
2,314,900	Dell, Inc.*	63,057,876
15,800	DST Systems, Inc.*	985,920
312,900	Electronic Data Systems Corp.	8,492,106
608,700	Emerson Electric Co.	52,774,290
28,800	Energizer Holdings, Inc.*	1,903,392
156,788	Fidelity National Information Services, Inc.	6,255,841
654,200	First Data Corp.	16,518,550
138,400	Fiserv, Inc.*	7,073,624
148,600	General Dynamics Corp.	11,121,224
691,900	Hewlett-Packard Co.	27,302,374
1,056,400	Intel Corp.(a)	22,554,140
294,700	International Business Machines Corp.	27,088,824
341,600	Intuit, Inc.* (a)	10,753,568
324,300	Lexmark International, Inc.*	22,370,214
358,600	Lockheed Martin Corp.	32,435,370
587,900	Microsoft Corp.	17,243,107
38,800	Molex, Inc.	1,241,600
81,900	Network Appliance, Inc.*	3,211,299
421,400	Northrop Grumman Corp.	28,204,302
1,746,200	Oracle Corp.*	33,230,186

5

281,800	Pitney Bowes, Inc.	12,988,162
1,340,100	Qualcomm, Inc.	49,034,259
181,500	Raytheon Co.	9,263,760
150,400	Rockwell Automation, Inc.	9,788,032
53,500	Tellabs, Inc.*	537,140
83,100	Thermo Fisher Scientific, Inc.*	3,642,273
112,900	W.W. Grainger, Inc.	8,169,444
		684,072,072

	Transportation — 3.5%
353,095	Burlington Northern Santa Fe Corp.	26,538,620
489,800	CH Robinson Worldwide, Inc.	21,551,200
226,400	CSX Corp.	8,118,704
584,500	Expeditors International of Washington, Inc.	26,442,780
946,200	FedEx Corp.	109,219,866
173,700	JB Hunt Transport Services, Inc.	3,802,293
220,900	Norfolk Southern Corp.	10,879,325
210,600	Union Pacific Corp.	19,063,512
		225,616,300

	Utility — 6.3%
209,700	AES Corp. (The)*	4,900,689
4,040,122	AT&T, Inc.	137,000,537
2,542,600	BellSouth Corp.	113,374,534
40,600	Centerpoint Energy, Inc.(a)	663,810
184,300	CenturyTel, Inc.	7,841,965
1,312,600	Qwest Communications International, Inc.* (a)	10,093,894
3,887,822	Verizon Communications, Inc.	135,840,501
		409,715,930

	TOTAL COMMON STOCKS (COST $5,807,835,892)	6,231,408,929

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.8%

	Money Market Funds — 0.1%
8,305,517	Barclays Global Investors Institutional Money Market Fund(b)	8,305,517
	Other Short-Term Investments — 7.7%
176,597,185	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $176,618,033 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond, with a rate of 5.25%, maturity date of 11/15/28 and a market value, including accrued interest, of $180,129,129.	176,597,185
81,394,066	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $81,406,168 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $85,814,722.(b)	81,394,066
10,119,495	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $10,121,000 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $11,865,316.(b)	10,119,495
81,394,066	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $81,406,055 and an effective yield of 5.30%, collateralized by U.S. government obligations with an aggregate market value of $83,800,274.(b)	81,394,066
81,394,066	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $81,406,190 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $86,999,984.(b)	81,394,066
29,069,309	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	29,069,309

6

29,069,309	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	29,069,309
6,276,252	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	6,276,252
		495,313,748

	TOTAL SHORT-TERM INVESTMENTS (COST $503,619,265)	503,619,265

	TOTAL INVESTMENTS — 104.3% (Cost $6,311,455,157)	6,735,028,194

	Other Assets and Liabilities (net) — (4.3%)	(279,325,528)

	TOTAL NET ASSETS — 100.0%	$6,455,702,666

7

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$6,327,847,503	$515,881,574	$(108,700,883)	$407,180,691

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

347	S&P 500	December 2006	$121,701,575	$1,039,879

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*      Non-income producing security.

(a)   All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $315,970,764, collateralized by cash in the amount of $327,022,080, which was invested in short-term instruments.

(b)   All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Automotive — 1.0%
22,400	Harley-Davidson, Inc.	1,652,448
32,600	Johnson Controls, Inc.(a)	2,651,358
16,650	Paccar, Inc.(a)	1,087,245
		5,391,051

	Construction — 0.8%
9,400	Centex Corp.(a)	520,196
10,800	Crane Co.	411,480
10,200	Fluor Corp.	888,216
24,800	Masco Corp.	711,512
900	NVR, Inc.*(a)	535,500
32,700	Thor Industries, Inc.(a)	1,480,002
		4,546,906

	Consumer Goods — 3.0%
59,584	Altria Group, Inc.	5,017,569
32,600	Avon Products, Inc.	1,064,064
15,300	Colgate-Palmolive Co.	995,265
3,800	Columbia Sportswear Co.	223,630
100	Estee Lauder Cos. (The), Inc.-Class A	4,129
7,500	Harman International Industries, Inc.	778,800
600	HNI Corp.(a)	28,104
83,500	International Game Technology	3,655,630
19,400	Kimberly-Clark Corp.	1,289,518
10,500	Liz Claiborne, Inc.	448,875
2,300	Mattel Co.	50,485
4,700	Mohawk Industries, Inc.*(a)	363,921
7,700	Newell Rubbermaid, Inc.	219,373
1,800	Reynolds American, Inc.	115,632
8,600	Timberland Co.-Class A*	268,750
19,600	UST, Inc.	1,097,208
300	VF Corp.	23,517
10,278	Whirlpool Corp.	876,713
		16,521,183

	Financial — 12.2%
83,500	Aflac, Inc.	3,685,690
13,800	AMBAC Financial Group, Inc.	1,181,832
128,900	American International Group, Inc.	9,064,248
45,400	AON Corp.	1,619,872
12,400	Bear Stearns Cos. (The), Inc.	1,890,752
28,800	Brown & Brown, Inc.	835,200
171,700	Charles Schwab Corp. (The)	3,148,978
2,600	Chicago Mercantile Exchange(a)	1,392,560
81,700	E*Trade Financial Corp.*	1,966,519
6,200	Fair Isaac Corp.	258,044
27,200	Federated Investors, Inc.-Class B	902,496
45,700	Goldman Sachs Group, Inc.	8,902,360
9,400	Investment Technology Group, Inc.*	352,500
4,600	Investors Financial Services Corp.	182,942
19,800	Jefferies Group, Inc.	574,002
131,500	JPMorgan Chase & Co.	6,085,820
34,500	Lehman Brothers Holdings, Inc.	2,541,615

1

4,100	Leucadia National Corp.	113,119
7,900	Lincoln National Corp.	502,361
600	Loews Corp.	23,952
9,400	MBIA, Inc.	654,710
53,500	Mellon Financial Corp.	2,152,305
40,800	Merrill Lynch & Co., Inc.	3,567,144
33,400	MoneyGram International, Inc.	1,018,700
49,600	Morgan Stanley	3,777,536
21,000	PMI Group (The), Inc.(a)	909,510
113,900	Progressive Corp. (The)	2,568,445
5,000	Radian Group, Inc.	266,050
15,700	Raymond James Financial, Inc.	494,707
18,200	Ryder Systems, Inc.	949,494
18,200	St. Paul Travelers Cos. (The), Inc.	942,942
12,600	State Street Corp.	782,838
36,600	TD Ameritrade Holding Corp.	642,696
8,600	Torchmark Corp.	543,692
46,150	W.R. Berkley Corp.	1,620,327
		66,115,958

	Food & Beverage — 2.8%
87,800	Anheuser-Busch Cos., Inc.	4,171,378
101,500	Archer-Daniels-Midland Co.	3,562,650
100	Brown-Forman Corp.-Class B	6,945
19,900	Campbell Soup Co.	757,593
84,900	Coca-Cola Co. (The)	3,975,867
29,300	HJ Heinz Co.	1,302,385
13,500	Kraft Foods, Inc.	473,175
17,100	Pepsi Bottling Group, Inc.	535,572
33,800	Sara Lee Corp.	560,404
		15,345,969

	Health Care — 16.0%
96,500	Abbott Laboratories	4,502,690
24,500	Allergan, Inc.	2,856,210
10,000	AmerisourceBergen Corp.	459,900
13,100	Amgen, Inc.*	930,100
15,100	Barr Pharmaceuticals, Inc.*	771,308
9,400	Baxter International, Inc.	420,556
15,600	Becton Dickinson & Co.	1,118,832
14,800	Biogen Idec, Inc.*	773,448
5,700	Biomet, Inc.	215,517
71,600	Bristol-Myers Squibb Co.	1,777,828
35,300	Cardinal Health, Inc.	2,281,086
9,900	Caremark Rx, Inc.	468,270
28,900	Celgene Corp.*(a)	1,610,597
46,300	Express Scripts, Inc.*(a)	3,157,660
115,300	Forest Laboratories, Inc.*	5,615,110
14,500	Gilead Sciences, Inc.*	955,840
10,500	Health Management Associates, Inc.-Class A(a)	215,250
8,400	Health Net, Inc.*	387,576
4,600	Idexx Laboratories, Inc.*	389,390
129,064	Johnson & Johnson	8,506,608
19,500	King Pharmaceuticals, Inc.*	322,335
3,000	Laboratory Corp of America Holdings*	212,400
24,600	Lincare Holdings, Inc.*	926,682
3,100	Manor Care, Inc.	147,312
39,600	McKesson Corp.	1,956,240
18,200	Medtronic, Inc.(a)	948,766
391,400	Merck & Co., Inc.	17,421,214

2

432,676	Pfizer, Inc.	11,894,263
21,000	Pharmaceutical Product Development, Inc.	663,390
47,300	Quest Diagnostics, Inc.	2,514,941
20,900	Respironics, Inc.*	753,654
17,700	Stryker Corp.	917,922
9,900	Techne Corp.*	532,323
162,700	UnitedHealth Group, Inc.	7,985,316
38,300	Varian Medical Systems, Inc.*	1,885,126
6,300	Wyeth	304,164
		86,799,824

	Machinery — 3.2%
32,100	Baker Hughes, Inc.	2,357,103
10,500	Cameron International Corp.*	570,360
81,400	Caterpillar, Inc.	5,049,242
11,500	Cummins, Inc.	1,379,080
20,100	Deere & Co. (a)	1,929,600
12,800	Flowserve Corp.*	689,152
18,200	FMC Technologies, Inc.*	1,092,182
4,500	Graco, Inc.	187,965
10,500	Lincoln Electric Holdings, Inc.	638,925
15,300	Parker-Hannifin Corp.	1,277,244
35,300	Terex Corp.*	1,977,506
		17,148,359

	Manufacturing — 2.5%
21,200	American Standard Cos., Inc.	949,972
500	Carlisle Cos., Inc.	40,945
94,800	Illinois Tool Works, Inc.	4,474,560
23,500	Pactiv Corp.*	809,575
34,500	Reliance Steel & Aluminum Co.	1,327,905
14,000	Textron, Inc.	1,364,300
74,600	United Technologies Corp.	4,813,938
		13,781,195

	Metals & Mining — 0.3%
58,800	Alcoa, Inc.	1,832,796

	Oil & Gas — 4.5%
31,500	Anadarko Petroleum Corp.	1,554,840
11,300	Chevron Corp.	817,216
17,329	ConocoPhillips	1,166,242
7,800	Devon Energy Corp.	572,286
224,000	Exxon Mobil Corp.	17,205,440
16,500	Marathon Oil Corp.	1,557,270
25,800	Occidental Petroleum Corp.	1,298,772
		24,172,066

	Primary Process Industry — 1.0%
4,600	Airgas, Inc.	195,730
41,300	E.I. du Pont de Nemours & Co.	1,938,209
19,800	Ecolab, Inc.	878,130
36,200	Nucor Corp.	2,166,570
300	PPG Industries, Inc.	19,290
		5,197,929

3

	Retail Stores — 15.9%
8,300	Abercrombie & Fitch Co.-Class A	559,752
21,700	American Eagle Outfitters, Inc.	980,406
17,200	AnnTaylor Stores Corp.*	593,400
61,900	AutoNation, Inc.*	1,275,759
11,500	AutoZone, Inc.*	1,306,515
61,000	Bed Bath & Beyond, Inc.*	2,363,750
35,200	Best Buy Co., Inc.(a)	1,934,944
6,100	BJ’s Wholesale Club, Inc.*	197,030
100	CarMax, Inc.*	4,614
15,100	CDW Corp.	1,064,550
45,300	Circuit City Stores, Inc.	1,130,688
48,600	Claire’s Stores, Inc.	1,550,826
67,100	Costco Wholesale Corp.	3,506,646
19,200	CVS Corp.	552,384
57,400	Dollar General Corp.	891,996
22,300	Dollar Tree Stores, Inc.*(a)	669,223
37,000	Family Dollar Stores, Inc.	1,031,930
57,400	Fastenal Co.(a)	2,065,826
3,700	Gap (The), Inc.	69,264
493,600	Home Depot, Inc.	18,741,992
10,400	JC Penney Co., Inc.(a)	804,336
77,400	Kohls Corp.*	5,387,040
105,800	Kroger Co.	2,270,468
32,200	Limited Brands, Inc.	1,020,418
386,368	Lowe’s Cos., Inc.	11,652,859
99,200	Office Depot, Inc.*	3,755,712
30,900	O’Reilly Automotive, Inc.*	978,603
1,000	PetSmart, Inc.	29,580
2,200	Rent-A-Center, Inc.*	60,148
93,700	Staples, Inc.	2,386,539
400	Target Corp.	23,236
37,660	TJX Cos., Inc.	1,032,637
91,700	Walgreen Co.	3,712,933
269,200	Wal-Mart Stores, Inc.	12,410,120
		86,016,124

	Services — 7.4%
23,100	Allied Waste Industries, Inc.*	292,908
9,700	Applebee’s International, Inc.(a)	220,675
16,000	Brinker International, Inc.	727,520
9,600	Choice Hotels International, Inc.	437,760
119,000	Comcast Corp.-Class A*	4,814,740
77,800	Direct TV Group (The)*	1,769,950
8,700	Factset Research Systems, Inc.	460,056
10,800	ITT Educational Services, Inc.*	740,556
24,500	Manpower, Inc.	1,739,500
30,000	Marriott International, Inc.-Class A	1,354,500
21,600	Monster Worldwide, Inc.*	942,840
83,500	Moody’s Corp.	5,801,580
124,500	News Corp.-Class A	2,564,700
34,800	Robert Half International, Inc.	1,342,932
279,200	Starbucks Corp.*	9,852,968
10,700	Univision Communications, Inc.-Class A*(a)	380,813
122,500	Walt Disney Co. (The)	4,048,625
71,400	Waste Management, Inc.	2,613,954
600	Weight Watchers International, Inc.	29,364
		40,135,941

4

	Technology — 18.7%
300	ADTRAN, Inc.	6,537
16,500	Affiliated Computer Services, Inc.-Class A*(a)	834,075
106,200	Agilent Technologies Inc*	3,381,408
3,600	Amphenol Corp.-Class A	245,268
51,500	Applera Corp.-Applied Biosystems Group	1,876,660
18,400	AVX Corp.(a)	285,936
145,600	BEA Systems, Inc.*	2,004,912
51,900	BMC Software, Inc.*	1,689,864
20,900	Ceridian Corp.*	512,259
408,200	Cisco Systems, Inc.*	10,972,416
65,500	Citrix Systems, Inc.*	1,882,470
23,500	Cognizant Technologies Solutions Corp.-Class A*	1,916,660
13,400	Computer Sciences Corp.*(a)	699,480
28,900	Corning, Inc.*	623,084
68,000	Danaher Corp.(a)	4,972,160
197,400	Dell, Inc.*	5,377,176
200	DST Systems, Inc.*	12,480
80,700	Emerson Electric Co.	6,996,690
6,900	Energizer Holdings, Inc.*	456,021
58,000	First Data Corp.	1,464,500
11,800	Fiserv, Inc.*	603,098
15,000	General Dynamics Corp.	1,122,600
12,800	Global Payments, Inc.	586,240
7,600	Google, Inc.-Class A*	3,685,392
15,000	Harris Corp.	631,650
84,200	Hewlett-Packard Co.	3,322,532
99,308	Intel Corp.(a)	2,120,226
36,500	International Business Machines Corp.	3,355,080
34,200	Intuit, Inc.*	1,076,616
3,900	Lam Research Corp.*	205,140
33,600	Lexmark International, Inc.*	2,317,728
44,000	Lockheed Martin Corp.	3,979,800
106,900	Microsoft Corp.	3,135,377
20,200	Molex, Inc.	646,400
50,100	Network Appliance, Inc.*	1,964,421
39,600	Northrop Grumman Corp.	2,650,428
378,000	Oracle Corp.*	7,193,340
2,600	Paychex, Inc.	102,466
16,600	Pitney Bowes, Inc.	765,094
227,300	Qualcomm, Inc.	8,316,907
25,000	Raytheon Co.	1,276,000
43,100	Rockwell Automation Inc	2,804,948
7,400	Tech Data Corp.*	309,468
10,900	Tektronix, Inc.	333,104
46,200	Tellabs, Inc.*	463,848
1,000	Thomas & Betts Corp.*	51,870
14,500	Total System Services, Inc.(a)	376,565
3,200	Trimble Navigation Ltd.*	153,504
6,400	W.W. Grainger, Inc.	463,104
15,500	WESCO International, Inc.*	1,036,950
		101,259,952

	Transportation — 5.9%
58,500	Burlington Northern Santa Fe Corp.	4,396,860
84,500	CH Robinson Worldwide, Inc.	3,718,000
38,100	CSX Corp.	1,366,266
108,100	Expeditors International of Washington, Inc.	4,890,444
119,900	FedEx Corp.	13,840,057
5,600	Kirby Corp.*	201,824
4,400	Landstar System, Inc.	198,176
40,900	Norfolk Southern Corp.	2,014,325
18,100	Union Pacific Corp.	1,638,412
		32,264,364

5

	Utility — 1.6%
76,900	AT&T, Inc.	2,607,679
113,700	BellSouth Corp.	5,069,883
104,100	Qwest Communications International, Inc.*	800,529
		8,478,091
	TOTAL COMMON STOCKS (COST $498,831,848)
		525,007,708

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.5%

	Money Market Funds — 0.1%
663,574	Barclays Global Investors Institutional Money Market Fund(b)	663,574
	Other Short-Term Investments — 7.4%

14,857,651	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $14,859,405 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 8/15/19 and a market value, including accured interest, of $15,154,804.	14,857,651

6,503,024	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $6,503,991 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $6,856,214. (b)	6,503,024

808,503	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $808,623 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $947,986. (b)	808,503

6,503,024	Merrill Lynch Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $6,503,982 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $6,695,269. (b)	6,503,024

6,503,024	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $6,503,992 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $6,950,912. (b)	6,503,024

2,322,508	National Australia Bank Eurodollar Overnight Time Deposit, 5.31% due, 12/01/06 (b)	2,322,508

2,322,508	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31% due, 12/01/06 (b)	2,322,508

501,445	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31% due, 12/01/06 (b)	501,445
		40,321,687

	TOTAL SHORT-TERM INVESTMENTS (COST $40,985,261)	40,985,261

	TOTAL INVESTMENTS — 104.3% (Cost $539,817,109)	565,992,969

	Other Assets and Liabilities (net) — (4.3%)	(23,453,541)

	TOTAL NET ASSETS — 100.0%	$542,539,428

6

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$546,465,790	$29,757,635	$(10,230,456)	$19,527,179

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

26	S&P 500	December 2006	$9,118,850	$202,691

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $25,366,973 collateralized by cash in the amount of $26,127,610, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automotive — 2.6%
2,800	Eaton Corp.	215,824
103,654	Ford Motor Co.(a)	842,707
12,000	General Motors Corp.(a)	350,760
4,300	Harley-Davidson, Inc.	317,211
6,500	Johnson Controls, Inc.(a)	528,645
4,100	Paccar, Inc.(a)	267,730
1,800	TRW Automotive Holdings Corp.*	44,712
		2,567,589

	Construction — 1.6%
8,800	Annaly Capital Management, Inc.	123,024
4,500	Centex Corp.(a)	249,030
1,200	Crane Co.	45,720
3,900	KB Home	201,591
5,100	Lennar Corp.-Class A	267,750
8,700	Masco Corp.	249,603
2,731	MDC Holdings, Inc.(a)	156,022
1,700	Pulte Homes, Inc.	57,358
3,700	Ryland Group, Inc.(a)	195,175
100	Thor Industries, Inc.	4,526
500	Thornburg Mortgage, Inc. REIT(a)	12,635
		1,562,434

	Consumer Goods — 4.1%
17,300	Altria Group, Inc.	1,456,833
1,300	Brunswick Corp.	42,081
2,500	Columbia Sportswear Co.	147,125
9,400	Eastman Kodak Co.(a)	244,588
6,100	Jones Apparel Group, Inc.	204,960
2,500	Leggett & Platt, Inc.	59,450
7,000	Liz Claiborne, Inc.	299,250
6,500	Mattel Co.	142,675
3,400	Mohawk Industries, Inc.* (a)	263,262
6,200	Newell Rubbermaid, Inc.	176,638
1,500	Reynolds American, Inc.(a)	96,360
3,000	Snap-On, Inc.	142,500
2,200	UST, Inc.	123,156
3,500	VF Corp.	274,365
4,887	Whirlpool Corp.	416,861
		4,090,104

	Financial — 32.6%
16,900	Aflac, Inc.	745,966
9,900	Allstate Corp. (The)	628,452
5,900	AMBAC Financial Group, Inc.	505,276
3,000	American Financial Group, Inc.	156,630
23,800	American International Group, Inc.	1,673,616
6,600	AON Corp.	235,488
35,376	Bank of America Corp.	1,904,998
8,900	Bank of New York Co. (The), Inc.	316,306
6,000	BB&T Corp.	258,060
1,680	Bear Stearns Cos. (The), Inc.	256,166
2,000	Capital One Financial Corp.	155,760

1

1,900	CIT Group, Inc.	98,819
93,700	Citigroup, Inc.	4,646,583
8,000	Comerica, Inc.	466,000
1,800	Commerce Group, Inc.	54,918
3,600	Conseco, Inc.* (a)	71,604
900	Countrywide Financial Corp.	35,748
1,200	Downey Financial Corp.	87,360
6,600	E*Trade Financial Corp.*	158,862
34,700	Fannie Mae	1,978,941
3,300	Fifth Third Bancorp	130,119
5,900	First American Corp.	227,799
6,200	First Horizon National Corp.	247,132
23,700	Freddie Mac	1,591,692
5,600	Goldman Sachs Group, Inc.	1,090,880
400	Hartford Financial Services Group, Inc.	34,304
5,200	Huntington Bancshares, Inc.	126,412
1,500	Jefferies Group, Inc.	43,485
36,780	JPMorgan Chase & Co.	1,702,178
11,200	KeyCorp	404,320
5,900	Lehman Brothers Holdings, Inc.	434,653
400	Leucadia National Corp.	11,036
6,211	Lincoln National Corp.	394,958
5,400	Marsh & McLennan Cos., Inc.	169,668
4,600	MBIA, Inc.	320,390
9,700	Mellon Financial Corp.	390,231
12,300	Merrill Lynch & Co., Inc.	1,075,389
4,700	MGIC Investment Corp.	272,412
28,300	Morgan Stanley	2,155,328
38,872	National City Corp.(a)	1,403,279
4,200	Nationwide Financial Services, Inc.-Class A	218,400
15,475	Old Republic International Corp.	348,961
6,500	PMI Group (The), Inc.	281,515
9,700	PNC Financial Services Group, Inc.	685,693
6,500	Progressive Corp. (The)	146,575
3,200	Protective Life Corp.	151,104
5,500	Radian Group, Inc.	292,655
3,200	Raymond James Financial, Inc.	100,832
700	Reinsurance Group of America, Inc.	38,619
2,300	Ryder Systems, Inc.	119,991
4,900	State Street Corp.	304,437
2,100	TD Ameritrade Holding Corp.	36,876
2,300	TD Banknorth, Inc.	74,014
6,400	Torchmark Corp.	404,608
600	UnionBanCal Corp.	34,536
1,000	United Rentals, Inc.*	25,060
24,800	UnumProvident Corp.	507,904
9,800	US Bancorp(a)	329,672
4,800	W.R. Berkley Corp.	168,528
24,984	Washington Mutual, Inc.	1,091,301
9,400	Western Union Co. (The)*	214,320
		32,236,819

	Food & Beverage — 2.4%
5,400	Anheuser-Busch Cos., Inc.	256,554
10,700	Archer-Daniels-Midland Co.	375,570
500	Corn Products International, Inc.	18,160
2,900	HJ Heinz Co.	128,905
19,100	Kraft Foods, Inc.(a)	669,455
3,100	Pepsi Bottling Group, Inc.	97,092
600	PepsiAmericas, Inc.	12,504
24,000	Sara Lee Corp.	397,920

2

25,824	Tyson Foods, Inc.-Class A	410,343
		2,366,503

	Health Care — 15.0%
4,800	Abbott Laboratories	223,968
3,700	Aetna, Inc.	152,847
14,000	AmerisourceBergen Corp.	643,860
700	Biogen Idec, Inc.*	36,582
400	Biomet, Inc.	15,124
16,700	Bristol-Myers Squibb Co.	414,661
13,900	Cardinal Health, Inc.	898,218
400	Cigna Corp.	50,420
4,800	Express Scripts, Inc.*	327,360
6,200	Forest Laboratories, Inc.*	301,940
100	Idexx Laboratories, Inc.*	8,465
8,600	King Pharmaceuticals, Inc.*	142,158
19,500	McKesson Corp.	963,300
84,400	Merck & Co., Inc.	3,756,644
206,800	Pfizer, Inc.	5,684,932
2,000	Quest Diagnostics, Inc.	106,340
4,300	Stryker Corp.	222,998
11,000	Tenet Healthcare Corp.* (a)	77,990
17,200	UnitedHealth Group, Inc.	844,176
		14,871,983

	Machinery — 0.6%
900	Cummins, Inc.	107,928
2,100	Deere & Co.(a)	201,600
1,600	Parker-Hannifin Corp.(a)	133,568
2,000	Terex Corp.*	112,040
		555,136

	Manufacturing — 0.6%
300	American Standard Cos., Inc.	13,443
3,000	Illinois Tool Works, Inc.	141,600
3,800	Reliance Steel & Aluminum Co.	146,262
2,000	SPX Corp.	122,220
600	Timken Co. (The)	17,844
2,850	Trinity Industries, Inc.(a)	107,730
		549,099

	Metals & Mining — 0.5%
14,800	Alcoa, Inc.	461,316

	Oil & Gas — 5.7%
11,000	Anadarko Petroleum Corp.	542,960
3,700	Apache Corp.	258,741
3,400	Chevron Corp.	245,888
5,529	ConocoPhillips	372,102
1,600	Devon Energy Corp.	117,392
47,700	Exxon Mobil Corp.	3,663,837
9,000	Occidental Petroleum Corp.	453,060
		5,653,980

	Primary Process Industry — 0.9%
1,100	Air Products & Chemicals, Inc.	76,054
1,600	Airgas, Inc.	68,080

3

4,600	International Paper Co.	152,260
5,300	Nucor Corp.	317,205
3,700	PPG Industries, Inc.	237,910
		851,509

	Retail Stores — 10.6%
600	AnnTaylor Stores Corp.*	20,700
9,700	AutoNation, Inc.*	199,917
500	AutoZone, Inc.*	56,805
7,000	Bed Bath & Beyond, Inc.* (a)	271,250
500	Best Buy Co., Inc.(a)	27,485
2,400	BJ’s Wholesale Club, Inc.*	77,520
300	CDW Corp.	21,150
2,000	Circuit City Stores, Inc.	49,920
5,800	Costco Wholesale Corp.	303,108
1,400	Dillard’s, Inc.-Class A(a)	49,798
1,400	Dollar General Corp.	21,756
5,900	Dollar Tree Stores, Inc.*	177,059
5,700	Family Dollar Stores, Inc.	158,973
1,400	Foot Locker, Inc.	32,060
9,200	Gap (The), Inc.	172,224
64,300	Home Depot, Inc.	2,441,471
43,200	Kroger Co.	927,072
41,500	Lowe’s Cos., Inc.	1,251,640
7,900	Office Depot, Inc.*	299,094
1,000	OfficeMax, Inc.	47,070
1,500	O’Reilly Automotive, Inc.*	47,505
2,900	Rent-A-Center, Inc.* (a)	79,286
27,300	Safeway, Inc.	841,113
2,000	Staples, Inc.	50,940
12,575	Supervalu, Inc.	430,820
1,300	Target Corp.	75,517
8,300	TJX Cos., Inc.	227,586
4,900	Walgreen Co.	198,401
42,100	Wal-Mart Stores, Inc.	1,940,810
		10,498,050

	Services — 3.5%
2,700	Brinker International, Inc.	122,769
8,600	CBS Corp.-Class B	255,850
10,600	Comcast Corp.-Class A*	428,876
12,300	Gannett Co., Inc.	732,096
1,300	ITT Educational Services, Inc.*	89,141
2,800	Manpower, Inc.	198,800
3,900	New York Times Co.-Class A	94,146
18,400	News Corp.-Class A	379,040
3,000	Sabre Holdings Corp.-Class A	82,290
3,300	Starbucks Corp.*	116,457
3,300	Tribune Co.	104,940
600	Univision Communications, Inc.-Class A*	21,354
20,300	Walt Disney Co. (The)	670,915
5,100	Waste Management, Inc.	186,711
		3,483,385

	Technology — 5.6%
2,100	Affiliated Computer Services, Inc.-Class A* (a)	106,155
3,500	Applera Corp.-Applied Biosystems Group	127,540
1,400	AVX Corp.	21,756
4,700	BEA Systems, Inc.*	64,719

4

2,600	Computer Sciences Corp.* (a)	135,720
4,400	Convergys Corp.*	106,128
800	Danaher Corp.	58,496
26,700	Dell, Inc.*	727,308
3,200	Electronic Data Systems Corp.	86,848
2,000	Emerson Electric Co.	173,400
5,162	Fidelity National Information Services, Inc.	205,964
10,000	First Data Corp.	252,500
400	Fiserv, Inc.*	20,444
1,000	Goodrich Corp.	45,000
12,987	Hewlett-Packard Co.	512,467
17,900	Ingram Micro, Inc.-Class A*	364,802
10,800	Intel Corp.	230,580
5,800	International Business Machines Corp.	533,136
2,400	Intersil Corp.-Class A	59,448
4,200	Lexmark International, Inc.*	289,716
5,300	Microsoft Corp.	155,449
1,700	Molex, Inc.	54,400
4,300	Northrop Grumman Corp.	287,799
4,100	Pitney Bowes, Inc.	188,969
1,700	Polycom, Inc.*	49,028
2,600	Raytheon Co.	132,704
8,300	Tech Data Corp.*	347,106
1,000	Tektronix, Inc.	30,560
400	Thermo Fisher Scientific, Inc.*	17,532
3,500	Unisys Corp.*	25,235
1,100	W.W. Grainger, Inc.	79,596
		5,490,505

	Transportation — 1.7%
4,500	Burlington Northern Santa Fe Corp.	338,220
1,600	CSX Corp.	57,376
7,500	FedEx Corp.	865,725
2,600	Norfolk Southern Corp.	128,050
3,600	Union Pacific Corp.	325,872
		1,715,243

	Utility — 9.2%
95,496	AT&T, Inc.	3,238,269
25,800	BellSouth Corp.	1,150,422
10,300	Centerpoint Energy, Inc.	168,405
4,500	CenturyTel, Inc.	191,475
600	PG&E Corp.	27,558
22,300	Qwest Communications International, Inc.* (a)	171,487
118,752	Verizon Communications, Inc.	4,149,195
		9,096,811

	TOTAL COMMON STOCKS (COST $87,124,403)	96,050,466

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Technology — 0.0%
800	Seagate Technology, Inc. Rights* (b)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

5

Par Value ($ )/Shares	Description	Value ($ )

	SHORT-TERM INVESTMENTS — 9.3%

	Money Market Funds — 0.2%
140,821	Barclays Global Investors Institutional Money Market Fund(c)	140,821
	Other Short-Term Investments — 9.1%
3,614,354	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $3,614,781 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 5.25%, maturity date of 11/15/28 and a market value, including accrued interest, of $3,686,641.	3,614,354
1,380,042	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,380,247 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,454,995.(c)	1,380,042
171,577	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $171,602 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $201,117.(c)	171,577
1,380,042	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,380,246 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $1,420,840.(c)	1,380,042
1,380,042	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,380,248 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,475,091.(c)	1,380,042
492,873	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(c)	492,873
492,872	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(c)	492,872
106,414	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(c)	106,414
		9,018,216

	TOTAL SHORT-TERM INVESTMENTS (COST $9,159,037)	9,159,037

	TOTAL INVESTMENTS — 106.5% (Cost $96,283,440)	105,209,511

	Other Assets and Liabilities (net) — (6.5%)	(6,388,259)

	TOTAL NET ASSETS — 100.0%	$98,821,252

6

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$97,331,766	$9,157,555	$(1,279,810)	$7,877,745

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

5	S&P 500	December 2006	$1,753,625	$66,677

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $5,356,832, collateralized by cash in the amount of $5,544,683, which was invested in short-term instruments.

(b)         Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)          All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Automotive — 1.4%
849,100	Harley-Davidson, Inc.	62,638,107

	Consumer Goods — 4.1%
458,200	Colgate-Palmolive Co.	29,805,910
219,200	Estee Lauder Cos. (The), Inc.-Class A	9,050,768
606,100	International Game Technology	26,535,058
456,500	Kimberly-Clark Corp.	30,343,555
345,200	Liz Claiborne, Inc.	14,757,300
625,400	Procter & Gamble Co.	39,268,866
416,100	VF Corp.	32,618,079
		182,379,536

	Financial — 1.3%
25,100	Aflac, Inc.	1,107,914
667,200	Brown & Brown, Inc.	19,348,800
295,100	Chubb Corp.	15,274,376
132,700	First American Corp.	5,123,547
30,000	Old Republic International Corp.	676,500
85,300	PMI Group (The), Inc.	3,694,343
487,800	Progressive Corp. (The)	10,999,890
5,000	Torchmark Corp.	316,100
		56,541,470

	Food & Beverage — 4.8%
884,300	Anheuser-Busch Cos., Inc.	42,013,093
3,025,500	Coca-Cola Co. (The)	141,684,165
395,700	HJ Heinz Co.	17,588,865
204,000	PepsiCo, Inc.	12,641,880
		213,928,003

	Health Care — 30.0%
1,161,000	Abbott Laboratories	54,172,260
106,100	Barr Pharmaceuticals, Inc.*	5,419,588
9,800	Becton Dickinson & Co.	702,856
1,955,400	Forest Laboratories, Inc.*	95,227,980
4,292,800	Johnson & Johnson	282,938,448
104,400	McKesson Corp.	5,157,360
6,668,800	Merck & Co., Inc.	296,828,288
11,100,900	Pfizer, Inc.	305,163,741
67,800	Quest Diagnostics	3,604,926
4,497,100	UnitedHealth Group, Inc.	220,717,668
1,496,300	Wyeth	72,241,364
		1,342,174,479

	Manufacturing — 2.0%
685,600	3M Co.	55,848,976
464,600	Illinois Tool Works, Inc.	21,929,120
209,900	United Technologies Corp.	13,544,847
		91,322,943

1

	Oil & Gas — 5.6%
3,271,000	Exxon Mobil Corp.	251,245,510

	Retail Stores — 21.4%
55,700	American Eagle Outfitters, Inc.	2,516,526
486,700	Best Buy Co., Inc.	26,753,899
7,944,500	Home Depot, Inc.	301,652,665
314,400	Kohls Corp.*	21,882,240
1,326,100	Kroger Co.	28,458,106
6,973,900	Lowe’s Cos., Inc.	210,332,824
2,202,600	Walgreen Co.	89,183,274
6,057,200	Wal-Mart Stores, Inc.	279,236,920
		960,016,454

	Services — 4.5%
94,200	Brinker International, Inc.	4,283,274
812,800	Moody’s Corp.	56,473,344
3,938,200	Starbucks Corp.*	138,979,078
		199,735,696

	Technology — 6.0%
386,500	Affiliated Computer Services, Inc.-Class A*	19,537,575
937,400	Cisco Systems, Inc.*	25,197,312
275,500	Citrix Systems, Inc.*	7,917,870
749,100	Danaher Corp.	54,774,192
73,700	Dell, Inc.*	2,007,588
71,400	First Data Corp.	1,802,850
207,000	Fiserv, Inc.*	10,579,770
348,400	International Business Machines Corp.	32,024,928
2,134,100	Microsoft Corp.	62,593,153
1,409,400	Oracle Corp.*	26,820,882
423,900	Pitney Bowes, Inc.	19,537,551
128,200	Qualcomm, Inc.	4,690,838
		267,484,509

	Transportation — 2.1%
207,900	CH Robinson Worldwide, Inc.	9,147,600
729,300	FedEx Corp.	84,183,099
		93,330,699

	Utility — 11.1%
190,600	Alltel Corp.	10,814,644
7,967,600	AT&T, Inc.	270,181,316
164,500	BellSouth Corp.	7,335,055
6,014,100	Verizon Communications, Inc.	210,132,654
		498,463,669

	TOTAL COMMON STOCKS (COST $3,907,677,353)	4,219,261,075

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.7%
211,630,974	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $211,655,958 and an effective yield of 4.25%, collateralized by various U.S. government obligations with an aggregate market value of $215,863,594.	211,630,974

	TOTAL SHORT-TERM INVESTMENTS (COST $211,630,974)	211,630,974

2

TOTAL INVESTMENTS — 99.0%
(Cost $4,119,308,327)	4,430,892,049

Other Assets and Liabilities (net) — 1.0%	43,803,518

TOTAL NET ASSETS — 100.0%	$4,474,695,567

3

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$4,135,361,622	$320,615,001	$(25,084,574)	$295,530,427

Notes to Schedule of Investments:

*                 Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,129,449	GMO U.S. Core Equity Fund, Class VI	121,860,446
1,390,856	GMO U.S. Quality Equity Fund, Class IV	30,320,659
262,628	GMO U.S. Small/Mid Cap Growth Fund, Class III	5,079,221
530,710	GMO U.S. Small/Mid Cap Value Fund, Class III	5,471,621
	TOTAL MUTUAL FUNDS (COST $153,640,735)	162,731,947

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

29,024	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $29,027 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $29,604.	29,024

	TOTAL SHORT-TERM INVESTMENTS (COST $29,024)	29,024

	TOTAL INVESTMENTS — 100.0% (Cost $153,669,759)	162,760,971

	Other Assets and Liabilities (net) — 0.0%	(20,532)

	TOTAL NET ASSETS — 100.0%	$162,740,439

1

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$153,830,245	$9,415,574	$(484,848)	$8,930,726

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning				Distributions
	of		Sales	Dividend	of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO U.S. Core Equity Fund, Class III	$128,599,664	$—	$117,563,135	$—	$—	$—

GMO U.S. Core Equity Fund, Class VI	—	162,717,032	55,107,173	1,697,518	—	121,860,446

GMO U.S. Quality Equity Fund, Class III	32,203,358	—	30,934,229	—	—	—

GMO U.S. Quality Equity Fund, Class IV	—	40,301,778	12,503,000	453,731	36,162	30,320,659

GMO U.S. Small/Mid Cap Growth Fund, Class III	6,237,620	451,853	1,435,000	14,953	159,132	5,079,221

GMO U.S. Small/Mid Cap Value Fund, Class III	6,111,798	815,393	1,275,000	80,828	342,815	5,471,621

Totals	$173,152,440	$204,286,056	$218,817,537	$2,247,030	$538,109	$162,731,947

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automotive — 0.6%
1,900	Goodyear Tire & Rubber Co. (The)* (a)	32,015
900	Navistar International Corp.*	28,791
1,900	Oshkosh Truck Corp.	91,219
		152,025

	Construction — 5.3%
600	Beazer Homes USA, Inc.	27,396
1,700	Crane Co.	64,770
1,400	Eagle Materials, Inc.	60,200
1,100	EMCOR Group, Inc.*	65,637
1,600	Florida Rock Industries, Inc.	72,064
800	Granite Construction, Inc.	41,280
400	Home Properties, Inc.	24,724
900	Hovnanian Enterprises, Inc.-Class A* (a)	31,959
900	Jacobs Engineering Group, Inc.*	75,483
700	KB Home	36,183
400	Lennox International, Inc.	11,696
500	M/I Homes, Inc.	18,640
1,000	Martin Marietta Materials, Inc.	99,310
1,067	MDC Holdings, Inc.(a)	60,958
600	NCI Building Systems, Inc.*	33,108
100	NVR, Inc.* (a)	59,500
1,100	Ryland Group, Inc.(a)	58,025
1,600	Simpson Manufacturing Co., Inc.(a)	49,552
400	SL Green Realty Corp. REIT	54,096
600	Standard-Pacific Corp.	15,396
5,200	Thor Industries, Inc.(a)	235,352
1,900	USG Corp.* (a)	105,887
300	Watsco, Inc.	15,504
1,100	Winnebago Industries, Inc.	38,280
		1,355,000

	Consumer Goods — 5.5%
1,400	Alberto-Culver Co.	28,098
800	Bebe Stores, Inc.	15,928
500	Blyth, Inc.	12,710
800	Brunswick Corp.	25,896
1,999	Charles & Colvard, Ltd.(a)	16,212
1,400	Columbia Sportswear Co.	82,390
200	Crocs, Inc.*	8,590
900	Deckers Outdoor Corp.* (a)	50,220
900	Estee Lauder Cos. (The), Inc.-Class A	37,161
2,200	Ethan Allen Interiors, Inc.	78,056
2,150	Fossil, Inc.*	45,193
200	Genlyte Group, Inc.*	16,972
1,500	Guess ?, Inc.*	93,240
400	Herman Miller, Inc.	14,044
800	HNI Corp.	37,472
700	Kenneth Cole Productions, Inc.-Class A	16,730
1,700	K-Swiss, Inc.-Class A	56,457
1,400	Leggett & Platt, Inc.	33,292
1,400	Liz Claiborne, Inc.	59,850
1,200	Marvel Entertainment, Inc.* (a)	33,720
1,100	Matthews International Corp.-Class A	44,165

1

600	Middleby Corp.* (a)	60,900
1,600	Oakley, Inc.	29,472
700	Oxford Industries, Inc.	35,574
600	Phillips-Van Heusen Corp.	29,598
800	Polaris Industries, Inc.(a)	36,016
800	Polo Ralph Lauren Corp.	62,560
4,200	Select Comfort Corp.* (a)	72,702
1,200	Skechers U.S.A., Inc.-Class A*	35,400
2,350	Steven Madden, Ltd.	86,409
1,700	Tempur-Pedic International, Inc.* (a)	35,836
2,000	Timberland Co.-Class A*	62,500
1,000	Tupperware Corp.	21,230
600	Yankee Candle Co., Inc.	20,436
		1,395,029

	Financial — 11.0%
400	Affiliated Managers Group, Inc.* (a)	40,844
1,000	AG Edwards, Inc.	57,850
1,000	AmeriCredit Corp.* (a)	23,450
1,700	AMERIGROUP Corp.* (a)	58,123
1,100	BankUnited Financial Corp.	28,050
900	BlackRock, Inc.-Class A	129,033
6,600	Brown & Brown, Inc.	191,400
300	CapitalSource, Inc.	8,166
700	Cash America International, Inc.	30,898
200	CB Richard Ellis Group, Inc.-Class A*	6,586
300	Cullen/Frost Bankers, Inc.	16,350
400	Downey Financial Corp.	29,120
700	EZCORP, Inc.-Class A*	32,704
1,400	Fair Isaac Corp.	58,268
1,400	Federated Investors, Inc.-Class B	46,452
1,300	First Cash Financial Services, Inc.*	26,559
3,800	First Marblehead Corp. (The)(a)	284,392
500	Flagstar Bancorp, Inc.	7,525
100	Fremont General Corp.	1,701
400	Hancock Holding Co.	21,488
950	HCC Insurance Holdings, Inc.	28,681
800	IndyMac Bancorp, Inc.	36,760
1,100	IntercontinentalExchange, Inc.*	108,075
700	International Securities Exchange Holdings, Inc.	37,226
1,600	Investment Technology Group, Inc.*	60,000
2,600	Investors Financial Services Corp.	103,402
2,800	Jefferies Group, Inc.	81,172
1,000	Jones Lang LaSalle, Inc.	91,000
3,400	Knight Capital Group, Inc.-Class A*	59,874
1,500	Leucadia National Corp.	41,385
3,800	MoneyGram International, Inc.	115,900
900	Nara Bancorp, Inc.	18,252
300	People’s Bank	13,377
200	Philadelphia Consolidated Holding Corp.*	8,910
800	Piper Jaffray Cos., Inc.*	52,056
900	PMI Group (The), Inc.	38,979
900	Pre-Paid Legal Services, Inc.(a)	37,368
600	Radian Group, Inc.	31,926
2,700	Raymond James Financial, Inc.	85,077
900	Reinsurance Group of America, Inc.	49,653
1,700	Ryder Systems, Inc.	88,689
2,100	SEI Investment Co.	122,199
200	Student Loan Corp.	41,400
2,000	TCF Financial Corp.	52,240
2,800	United Rentals, Inc.* (a)	70,168

2

1,100	Universal American Financial Corp.*	20,625
4,500	W.R. Berkley Corp.	157,995
1,000	Wilmington Trust Corp.	41,560
100	World Acceptance Corp.*	4,539
		2,797,447

	Food & Beverage — 1.5%
700	Andersons (The), Inc.	28,840
800	Brown-Forman Corp.-Class B	55,560
1,500	Corn Products International, Inc.	54,480
700	Flowers Foods, Inc.	18,648
700	Hansen Natural Corp.*	19,691
900	Mannatech, Inc.(a)	13,428
1,600	McCormick & Co., Inc.	61,952
500	MGP Ingredients, Inc.(a)	10,905
2,200	NBTY, Inc.*	79,970
100	Ralcorp Holdings, Inc.*	5,065
499	Sanderson Farms, Inc.(a)	13,797
800	Smithfield Foods, Inc.*	21,104
		383,440

	Health Care — 7.2%
2,200	Abaxis, Inc.* (a)	42,482
700	Alpharma, Inc.-Class A(a)	15,330
2,100	Apria Healthcare Group*	52,437
1,300	Candela Corp.*	17,160
1,100	Cephalon, Inc.* (a)	82,346
400	Cerner Corp.* (a)	19,228
900	Covance, Inc.*	53,883
1,500	Cytyc Corp.*	39,330
2,400	DENTSPLY International, Inc.	76,632
2,700	Emdeon Corp.* (a)	31,995
2,100	Endo Pharmaceuticals Holdings, Inc.*	56,931
1,500	Health Net, Inc.*	69,210
1,400	Henry Schein, Inc.*	72,142
200	Hillenbrand Industries, Inc.	11,572
200	Hologic, Inc.*	10,006
1,900	Idexx Laboratories, Inc.*	160,835
300	Immucor, Inc.*	8,070
500	Kendle International, Inc.*	17,515
4,700	King Pharmaceuticals, Inc.*	77,691
2,800	Lincare Holdings, Inc.*	105,476
500	Magellan Health Services, Inc.*	21,990
1,900	Manor Care, Inc.	90,288
800	Medicis Pharmaceutical Corp.-Class A(a)	29,504
600	Molina Healthcare, Inc.*	20,394
3,900	OraSure Technologies, Inc.*	33,579
1,200	Owens & Minor, Inc.	37,236
1,200	PAREXEL International Corp.*	33,324
900	Patterson Cos., Inc.*	33,399
1,200	Pediatrix Medical Group, Inc.*	57,780
4,500	Pharmaceutical Product Development, Inc.	142,155
1,400	PSS World Medical, Inc.*	29,316
1,400	RehabCare Group, Inc.*	17,542
200	ResMed, Inc.*	10,000
2,500	Respironics, Inc.*	90,150
1,900	Techne Corp.*	102,163
400	Thoratec Corp.*	5,892
500	Universal Health Services, Inc.-Class B	27,605
1,000	VCA Antech, Inc.*	32,240
		1,834,828

3

	Machinery — 6.8%
2,000	AGCO Corp.*	62,460
500	Bucyrus International, Inc.-Class A	21,350
600	Cummins, Inc.	71,952
1,000	Flowserve Corp.*	53,840
3,000	FMC Technologies, Inc.*	180,030
1,300	Gardner Denver, Inc.*	49,712
900	Graco, Inc.(a)	37,593
100	Grant Prideco, Inc.*	4,382
800	JLG Industries, Inc.	22,328
1,275	Joy Global, Inc.	55,973
1,300	Kaydon Corp.	51,935
1,400	Lincoln Electric Holdings, Inc.	85,190
2,900	Manitowoc Co. (The), Inc.	174,696
2,000	MSC Industrial Direct Co., Inc.-Class A	77,820
700	NATCO Group, Inc.-Class A*	24,129
1,000	Nordson Corp.	48,290
1,300	Oceaneering International, Inc.*	56,693
300	Oil States International, Inc.*	10,443
200	Rofin-Sinar Technologies, Inc.*	11,624
2,200	RPC, Inc.	49,500
7,800	Terex Corp.*	436,956
700	Tetra Technologies, Inc.*	18,088
400	Tidewater, Inc.	22,132
700	Universal Compression Holdings, Inc.*	44,065
300	Veritas DGC, Inc.*	23,451
500	W-H Energy Services, Inc.*	23,875
		1,718,507

	Manufacturing — 2.9%
400	Carlisle Cos., Inc.	32,756
1,100	Harsco Corp.	85,833
1,800	Lamson & Sessions Co. (The)* (a)	38,700
1,300	Mueller Industries, Inc.	44,330
1,500	Packaging Corporation of America(a)	33,825
4,600	Pactiv Corp.*	158,470
5,500	Reliance Steel & Aluminum Co.	211,695
700	Sonoco Products Co.	25,893
1,600	Timken Co. (The)	47,584
450	Trinity Industries, Inc.(a)	17,010
200	Valmont Industries, Inc.	11,850
500	Wabtec Corp.	16,425
		724,371

	Metals & Mining — 0.5%
1,100	Amcol International Corp.	30,536
3,000	Stillwater Mining Co.*	41,580
1,600	Titanium Metals Corp.*	51,152
		123,268

	Oil & Gas — 1.2%
3,100	Abraxas Petroleum Corp.*	13,144
2,500	Frontier Oil Corp.	79,100
1,900	Holly Corp.	102,619
1,100	Patterson-UTI Energy, Inc.(a)	30,481
1,001	St. Mary Land & Exploration Co.	40,120

4

3,300	Vaalco Energy, Inc.*	27,687
		293,151

	Primary Process Industry — 5.5%
1,400	Airgas, Inc.	59,570
7,800	AK Steel Holding Corp.*	128,622
800	Albemarle Corp.	55,792
2,000	Allegheny Technologies, Inc.	179,300
1,200	Carpenter Technology Corp.	128,172
4,400	Commercial Metals Co.	127,820
1,900	Hercules, Inc.*	35,397
500	International Flavors & Fragrances, Inc.	23,555
100	Millipore Corp.*	6,841
1,000	NewMarket Corp.	62,780
800	Olympic Steel, Inc.	20,752
1,200	OM Group, Inc.*	56,460
700	Oregon Steel Mills, Inc.*	44,058
1,300	PolyOne, Corp.*	9,984
6,400	Steel Dynamics, Inc.	208,128
600	Steel Technologies, Inc.	10,350
2,400	United States Steel Corp.	179,496
3,800	W.R. Grace & Co.* (a)	69,806
		1,406,883

	Retail Stores — 14.4%
600	Abercrombie & Fitch Co.-Class A	40,464
1,000	Advance Auto Parts, Inc.	35,600
2,900	Aeropostale, Inc.*	87,696
9,500	American Eagle Outfitters, Inc.	429,210
3,500	AnnTaylor Stores Corp.*	120,750
1,600	Big Lots, Inc.*	35,696
1,200	BJ’s Wholesale Club, Inc.*	38,760
3,100	CarMax, Inc.* (a)	143,034
2,900	CDW Corp.(a)	204,450
2,200	Charlotte Russe Holding, Inc.*	66,374
1,800	Charming Shoppes, Inc.*	24,354
1,100	Children’s Place Retail Stores, Inc.* (a)	70,972
1,900	Christopher & Banks Corp.	35,701
2,800	Circuit City Stores, Inc.	69,888
300	Citi Trends, Inc.* (a)	13,278
4,200	Claire’s Stores, Inc.	134,022
1,500	Conn’s, Inc.* (a)	32,040
200	Dillard’s, Inc.-Class A	7,114
6,000	Dollar Tree Stores, Inc.*	180,060
4,500	Dress Barn, Inc.* (a)	108,990
8,200	Family Dollar Stores, Inc.	228,698
6,700	Fastenal Co.	241,133
100	Genesco, Inc.*	3,832
600	Great Atlantic & Pacific Tea Co.(a)	15,780
1,600	Group 1 Automotive, Inc.	81,584
2,200	Gymboree Corp. (The)*	87,560
400	Hibbett Sporting Goods, Inc.*	12,608
300	Insight Enterprises, Inc.*	6,030
200	Longs Drug Stores Corp.	8,218
2,500	Men’s Wearhouse, Inc.	95,750
1,500	OfficeMax, Inc.	70,605
6,600	O’Reilly Automotive, Inc.*	209,022
1,825	Pacific Sunwear of California, Inc.* (a)	35,916
800	Pantry (The), Inc.* (a)	39,216
1,200	Pathmark Stores, Inc.*	13,548

5

1,200	Payless ShoeSource, Inc.*	37,428
4,900	PetMed Express, Inc.* (a)	63,014
2,400	PetSmart, Inc.	70,992
800	Priceline.com, Inc.* (a)	31,592
1,700	RadioShack Corp.	29,801
3,650	Rent-A-Center, Inc.*	99,791
1,500	Ross Stores, Inc.	46,485
600	Sally Beauty Holdings, Inc.*	5,556
700	Talbots, Inc.	17,444
800	Tiffany & Co.	30,744
2,900	Tween Brands, Inc.*	121,568
500	Wild Oats Markets, Inc.*	7,570
2,400	Williams-Sonoma, Inc.(a)	76,128
		3,666,066

	Services — 8.2%
800	Administaff, Inc.	33,664
4,400	Allied Waste Industries, Inc.* (a)	55,792
2,375	Applebee’s International, Inc.(a)	54,031
100	Aramark Corp.-Class B	3,335
2,100	Brinker International, Inc.	95,487
500	Brink’s Co. (The)	28,070
2,800	Career Education Corp.*	70,700
400	CBRL Group, Inc.	17,156
600	CEC Entertainment, Inc.*	23,886
1,900	Cenveo, Inc.*	37,772
1,400	Choice Hotels International, Inc.	63,840
2,000	CKE Restaurants, Inc.	36,880
1,700	Copart, Inc.*	51,357
1,100	Corporate Executive Board Co. (The)(a)	104,082
1,000	Corrections Corporation of America*	45,450
1,000	CRA International, Inc.* (a)	51,630
3,650	Factset Research Systems, Inc.	193,012
400	Geo Group (The), Inc.*	15,024
1,500	Iron Mountain, Inc.*	64,650
2,400	ITT Educational Services, Inc.*	164,568
600	Jack in the Box, Inc.*	36,894
400	Keystone Automotive Industries, Inc.*	14,348
2,400	Manpower, Inc.	170,400
2,900	Monster Worldwide, Inc.*	126,585
3,600	MPS Group, Inc.*	53,964
600	OSI Restaurant Partners, Inc.	23,460
2,900	Papa John’s International, Inc.*	89,900
700	Pool Corp.	28,679
500	Regis Corp.	19,155
3,000	Robert Half International, Inc.	115,770
1,400	Ruby Tuesday, Inc.(a)	37,786
2,500	Sonic Corp.*	58,700
100	Stericycle, Inc.*	7,242
400	TeleTech Holdings, Inc.* (a)	9,032
1,100	Valassis Communications, Inc.*	17,006
100	Volt Information Sciences, Inc.*	4,666
700	Watson Wyatt Worldwide, Inc.	32,480
500	World Fuel Services Corp.	24,250
		2,080,703

	Technology — 22.0%
700	A.O. Smith Corp.	25,053
1,300	Acuity Brands, Inc.	68,471
800	Acxiom Corp.	19,936

6

2,100	ADTRAN, Inc.	45,759
8,300	Akamai Technologies, Inc.* (a)	405,621
3,000	Alliance Data Systems Corp.*	194,130
600	Alliant Techsystems, Inc.*	46,386
4,700	Amkor Technology, Inc.*	48,034
500	Anixter International, Inc.*	29,310
1,600	Atheros Communications, Inc.* (a)	36,384
13,100	Atmel Corp.*	66,286
1,600	Avnet, Inc.* (a)	39,664
2,900	AVX Corp.(a)	45,066
500	Bankrate, Inc.*	18,250
7,100	BEA Systems, Inc.*	97,767
1,500	Benchmark Electronics, Inc.*	36,435
400	Blue Coat Systems, Inc.*	10,216
4,500	BMC Software, Inc.*	146,520
6,790	Brightpoint, Inc.*	93,770
11,600	Brocade Communications Systems, Inc.*	107,300
1,000	Ceradyne, Inc.* (a)	52,820
2,000	Ceridian Corp.*	49,020
1,400	Checkfree Corp.* (a)	58,534
8,100	Citrix Systems, Inc.*	232,794
4,100	CommScope, Inc.* (a)	123,697
700	Computer Programs & Systems, Inc.	25,200
1,300	CSG Systems International, Inc.*	36,049
300	Cymer, Inc.*	14,175
2,200	Daktronics, Inc.	79,596
100	Diebold, Inc.	4,600
800	Digital Insight Corp.*	30,528
700	Digital River, Inc.*	41,237
600	Diodes, Inc.*	24,798
2,900	Distributed Energy Systems Corp.* (a)	12,093
400	DST Systems, Inc.* (a)	24,960
200	Electronics for Imaging*	4,900
2,200	Encore Wire Corp.* (a)	54,252
2,700	Energizer Holdings, Inc.*	178,443
1,800	Foundry Networks, Inc.*	25,758
2,300	General Cable Corp.*	97,750
1,800	Global Payments, Inc.	82,440
900	Greatbatch, Inc.*	23,409
1,400	Harris Corp.	58,954
5,000	Ingram Micro, Inc.-Class A*	101,900
1,250	Innovative Solutions & Support, Inc.* (a)	19,700
800	InterDigital Communications Corp.*	25,560
1,900	Intersil Corp.-Class A	47,063
2,000	Kopin Corp.*	7,240
1,100	Ladish Co., Inc.*	37,114
1,600	Lam Research Corp.*	84,160
500	Littelfuse, Inc.*	15,640
2,200	Macrovision Corp.*	60,830
300	Mantech International Corp.-Class A*	10,884
3,300	MEMC Electronic Materials, Inc.*	131,340
2,300	Mentor Graphics Corp.*	38,893
1,000	Metrologic Instruments, Inc.*	18,400
2,600	Micrel, Inc.*	30,030
500	MicroStrategy, Inc.-Class A* (a)	59,235
3,900	Molex, Inc.	124,800
1,600	Multi-Fineline Electronix, Inc.* (a)	34,512
500	National Instruments Corp.	14,540
1,800	Neoware, Inc.* (a)	20,106
2,000	Novell, Inc.*	12,560
6,100	OmniVision Technologies, Inc.* (a)	99,369
1,500	Orbital Sciences Corp.*	27,180

7

1,800	Paxar Corp.*	38,430
2,700	Plexus Corp.*	65,205
4,000	Polycom, Inc.*	115,360
1,700	QLogic Corp.*	37,825
2,800	Realnetworks, Inc.*	32,200
100	Red Hat, Inc.*	1,740
600	Rogers Corp.*	41,688
800	ScanSource, Inc.*	24,416
1,600	Silicon Laboratories, Inc.*	51,552
300	Smith Micro Software, Inc.*	4,800
2,000	SonicWALL, Inc.*	20,100
700	SPSS, Inc.*	19,747
600	Superior Essex, Inc.*	21,240
600	Supertex, Inc.* (a)	28,152
300	Sybase, Inc.*	7,182
700	Sykes Enterprises, Inc.*	12,061
2,700	Syntel, Inc.	79,704
700	Tech Data Corp.*	29,274
1,400	Technitrol, Inc.	38,472
3,200	Tektronix, Inc.	97,792
200	Teledyne Technologies, Inc.*	8,040
6,200	Tellabs, Inc.*	62,248
2,200	Thomas & Betts Corp.*	114,114
4,200	TIBCO Software, Inc.*	39,102
700	Transaction Systems Architects, Inc.*	23,681
1,200	Travelzoo, Inc.* (a)	37,140
1,300	Trimble Navigation Ltd.*	62,361
1,700	TTM Technologies, Inc.*	21,437
1,600	United Industrial Corp.	78,224
400	United Stationers, Inc.*	18,552
500	VeriFone Holdings, Inc.*	16,880
400	Waters Corp.*	20,016
1,100	WebEx Communications, Inc.*	39,490
3,300	WESCO International, Inc.*	220,770
5,100	Western Digital Corp.*	104,652
2,200	Zoran Corp.*	32,802
		5,603,870

	Transportation — 4.1%
700	American Commercial Lines, Inc.*	48,538
2,900	AMR Corp.*	92,684
1,300	Arkansas Best Corp.	49,270
1,500	Celadon Group, Inc.*	27,780
3,700	Continental Airlines, Inc.-Class B* (a)	150,368
3,000	EGL, Inc.*	95,820
1,300	ExpressJet Holdings, Inc.*	10,270
1,400	Forward Air Corp.	46,620
800	HUB Group, Inc.-Class A*	22,832
3,500	JB Hunt Transport Services, Inc.	76,615
1,900	Kirby Corp.*	68,476
1,800	Landstar System, Inc.	81,072
1,600	Old Dominion Freight Line, Inc.*	42,896
700	Overseas Shipholding Group, Inc.	40,292
400	Saia, Inc.*	9,916
400	Skywest, Inc.	10,096
2,500	Swift Transportation Co.*	70,925
1,900	US Airways Group, Inc.*	107,844
		1,052,314

8

	Utility — 0.5%
1,800	Centerpoint Energy, Inc.	29,430
16,900	Level 3 Communications, Inc.* (a)	90,246
		119,676

	TOTAL COMMON STOCKS (COST $22,999,164)	24,706,578

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 17.6%

	Money Market Funds — 0.4%
97,031	Barclays Global Investors Institutional Money Market Fund(b)	97,031
	Other Short-Term Investments — 17.2%
666,924	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $667,002 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 5.25%, maturity date of 11/15/28 and a market value, including accrued interest, of $680,262.	666,924
950,910	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $951,051 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,002,556.(b)	950,910
118,224	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $118,242 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $138,620.(b)	118,224
950,910	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $951,050 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $979,021.(b)	950,910
950,910	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $951,052 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,016,403.(b)	950,910
339,611	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	339,611
339,611	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	339,611
73,324	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	73,324
		4,390,424

	TOTAL SHORT-TERM INVESTMENTS (COST $4,487,455)	4,487,455

	TOTAL INVESTMENTS — 114.8% (Cost $27,486,619)	29,194,033

	Other Assets and Liabilities (net) — (14.8%)	(3,771,205)

	TOTAL NET ASSETS — 100.0%	$25,422,828

9

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$27,523,164	$2,687,482	$(1,016,613)	$1,670,869

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys
1	Russell 2000	December 2006	$393,750	$7,041

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

                        REIT - Real Estate Investment Trust

*                 Non-income producing security.

(a)          All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $3,700,399, collateralized by cash in the amount of $3,820,531, which was invested in short-term instruments.

(b)         All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.9%

	Automotive — 2.0%
7,100	American Axle & Manufacturing Holdings, Inc.	129,930
12,250	ArvinMeritor, Inc.	212,047
2,500	BorgWarner, Inc.	144,500
11,700	Goodyear Tire & Rubber Co. (The)*(a)	197,145
4,000	Navistar International Corp.*	127,960
500	Oshkosh Truck Corp.	24,005
9,000	Superior Industries International, Inc.(a)	177,570
3,100	Tenneco Automotive, Inc.*	73,098
7,600	TRW Automotive Holdings Corp.*	188,784
		1,275,039

	Construction — 8.3%
4,700	American Home Mortgage Acceptance Corp. REIT	166,239
90	American Woodmark Corp.	3,509
1,900	Ameron, Inc.	142,899
19,800	Annaly Capital Management, Inc.	276,804
9,800	Anthracite Capital, Inc. REIT	124,166
20,200	Anworth Mortgage Asset Corp. REIT(a)	190,688
400	Apartment Investment & Management Co.	23,056
3,000	Beazer Homes USA, Inc.	136,980
8,351	Capstead Mortgage Corp. REIT(a)	68,645
5,300	Comfort Systems USA, Inc.	71,497
6,900	Crane Co.	262,890
3,600	Dycom Industries, Inc.*	73,152
6,900	EMCOR Group, Inc.*	411,723
1,700	Granite Construction, Inc.	87,720
3,000	Hovnanian Enterprises, Inc.-Class A*(a)	106,530
1,200	iStar Financial, Inc. REIT	56,148
3,900	KB Home	201,591
5,900	Louisiana-Pacific Corp.	124,490
600	LSI Industries, Inc.	10,254
4,600	M/I Homes, Inc.	171,488
200	Mack-Cali Realty Corp. REIT(a)	10,928
6,024	MDC Holdings, Inc.(a)	344,151
23,066	MFA Mortgage Investments, Inc. REIT	179,453
100	Monaco Coach Corp.	1,291
700	NCI Building Systems, Inc.*	38,626
4,300	New Century Financial Corp.(a)	155,058
400	NVR, Inc.*(a)	238,000
800	Quanta Services, Inc.*	14,664
5,600	Ryland Group, Inc.(a)	295,400
2,900	Simpson Manufacturing Co., Inc.(a)	89,813
4,700	Standard-Pacific Corp.	120,602
2,700	Technical Olympic USA, Inc.	25,164
6,000	Thor Industries, Inc.(a)	271,560
14,500	Thornburg Mortgage, Inc. REIT(a)	366,415
1,800	Toll Brothers, Inc.*(a)	57,960
2,000	Universal Forest Products, Inc.	93,280
3,900	US Concrete, Inc.*	24,258
900	USG Corp.*	50,157
2,900	Winnebago Industries, Inc.(a)	100,920
		5,188,169

1

	Consumer Goods — 7.9%
2,700	Alberto-Culver Co.	54,189
8,700	Blyth, Inc.	221,154
5,300	Brunswick Corp.	171,561
6,400	Columbia Sportswear Co.(a)	376,640
2,400	Estee Lauder Cos. (The), Inc.-Class A	99,096
6,800	Ethan Allen Interiors, Inc.	241,264
9,200	Fossil, Inc.*	193,384
14,490	Furniture Brands International, Inc.(a)	249,518
17,200	Jones Apparel Group, Inc.	577,920
5,700	Kellwood Co.(a)	178,125
2,400	Kimball International, Inc.-Class B	57,576
4,400	K-Swiss, Inc.-Class A	146,124
12,300	La-Z-Boy, Inc.(a)	144,894
9,800	Leggett & Platt, Inc.	233,044
21,300	Liz Claiborne, Inc.	910,575
700	Matthews International Corp.-Class A	28,105
500	Multimedia Games, Inc.*(a)	4,680
2,000	Polaris Industries, Inc.(a)	90,040
100	Polo Ralph Lauren Corp.	7,820
500	Skechers U.S.A., Inc.-Class A*	14,750
1,400	Snap-On, Inc.	66,500
1,200	Stanley Furniture Co., Inc.	26,436
2,019	Steven Madden, Ltd.	74,239
1,000	Stride Rite Corp	15,630
8,300	Timberland Co.-Class A*	259,375
6,700	Tupperware Corp.	142,241
4,600	Universal Corp.	214,222
2,300	Wolverine World Wide, Inc.	66,838
1,900	Yankee Candle Co., Inc.	64,714
		4,930,654

	Financial — 26.6%
500	Advanta Corp.-Class B	22,810
1,900	AG Edwards, Inc.	109,915
1,200	Amcore Financial, Inc.	38,208
300	American Capital Strategies, Ltd.	13,584
11,600	American Financial Group, Inc.	605,636
150	American Physicians Capital, Inc.*	5,988
8,400	AmeriCredit Corp.*(a)	196,980
4,300	AMERIGROUP Corp.*(a)	147,017
400	Anchor Bancorp Wisconsin, Inc.	11,464
600	Argonaut Group, Inc.*	20,328
7,000	Associated Banc Corp.	232,680
14,250	Astoria Financial Corp.	426,075
7,300	Bancorpsouth, Inc.	190,165
1,700	BankUnited Financial Corp.(a)	43,350
5,500	Brown & Brown, Inc.	159,500
600	Capitol Bancorp, Ltd.	26,880
1,200	Cash America International, Inc.	52,968
300	Cathay General Bancorp	10,308
1,800	CBIZ, Inc.*	12,600
800	Chemical Financial Corp.	26,128
1,100	Chittenden Corp.	33,088
2,700	Citizens Banking Corp.	72,468
2,100	City National Corp.	142,422
4,725	Commerce Bancshares, Inc.	229,588
12,800	Commerce Group, Inc.	390,528
1,600	Community Bank System, Inc.	38,464
900	Conseco, Inc.*(a)	17,901
1,500	Cullen/Frost Bankers, Inc.	81,750
3,647	Delphi Financial Group, Inc.-Class A	147,703

2

1,600	Dime Community Bancshares	22,512
3,700	Downey Financial Corp.(a)	269,360
400	EMC Insurance Group, Inc.	13,792
5,000	Erie Indemnity Co.-Class A	281,400
13,516	First American Corp.	521,853
400	First Citizens BancShares, Inc.-Class A	79,820
200	First Community Bancorp	10,802
8,300	First Horizon National Corp.	330,838
775	First Indiana Corp.	19,243
1,300	First Midwest Bancorp, Inc.	48,425
1,800	FirstFed Financial Corp.*(a)	117,036
5,300	FirstMerit Corp.	125,610
9,600	Flagstar Bancorp, Inc.	144,480
200	FPIC Insurance Group, Inc.*(a)	7,750
8,000	Fremont General Corp.	136,080
500	Frontier Financial Corp.	15,020
2,000	GATX Corp.	92,360
6,300	Greater Bay Bancorp	162,162
2,100	Hancock Holding Co.	112,812
2,200	Hanover Insurance Group (The), Inc.	104,236
1,700	Harleysville Group, Inc.	60,452
3,850	HCC Insurance Holdings, Inc.	116,231
1,600	Hilb Rogal & Hobbs Co.	66,560
1,000	Horace Mann Educators Corp.	20,220
4,911	IMPAC Mortgage Holdings, Inc. REIT(a)	48,177
6,000	IndyMac Bancorp, Inc.(a)	275,700
1,200	International Bancshares Corp.	37,092
200	Investment Technology Group, Inc.*	7,500
2,000	Investors Financial Services Corp.	79,540
2,800	Irwin Financial Corp.	61,684
700	ITLA Capital Corp.	37,114
5,600	Janus Capital Group, Inc.	113,456
8,100	Jefferies Group, Inc.	234,819
4,073	Kansas City Life Insurance Co.	209,922
9,000	Knight Capital Group, Inc.-Class A*	158,490
5,400	LandAmerica Financial Group, Inc.	329,994
4,000	Leucadia National Corp.	110,360
2,600	MAF Bancorp, Inc.	114,374
100	Markel Corp.*	44,775
1,000	Meadowbrook Insurance Group, Inc.*	9,750
2,200	Mercantile Bankshares	100,342
5,800	Mercury General Corp.	310,010
6,700	MoneyGram International, Inc.	204,350
9,600	Nationwide Financial Services, Inc.-Class A	499,200
12,200	New York Community Bancorp, Inc.	197,152
300	Odyssey Re Holdings Corp.	10,581
400	Ohio Casualty Corp.	11,684
700	Old National Bancorp	13,146
33,175	Old Republic International Corp.	748,096
3,500	Pacific Capital Bancorp	114,065
100	Park District National Corp	10,025
900	PFF Bancorp Inc	29,700
2,000	Philadelphia Consolidated Holding Corp.*	89,100
600	Piper Jaffray Cos., Inc.*	39,042
2,600	PMA Capital Corp.-Class A*	23,062
15,310	PMI Group (The), Inc.	663,076
100	Pre-Paid Legal Services, Inc.(a)	4,152
8,500	Protective Life Corp.	401,370
7,600	Radian Group, Inc.	404,396
6,450	Raymond James Financial, Inc.	203,239
4,200	Redwood Trust, Inc. REIT	240,282
8,200	Reinsurance Group of America, Inc.	452,394

3

100	RLI Corp.	5,531
4,400	Ryder Systems, Inc.	229,548
1,300	Safety Insurance Group, Inc.	68,094
1,300	SEI Investment Co.	75,647
1,000	Selective Insurance Group, Inc.	55,520
2,000	Sky Financial Group, Inc.	49,500
6,300	StanCorp Financial Group, Inc.	286,083
1,900	State Auto Financial Corp.	63,384
2,500	Sterling Bancshares, Inc.	46,050
5,900	Stewart Information Services Corp.	230,454
500	Student Loan Corp.	103,500
1,200	SWS Group, Inc.	38,844
11,800	TCF Financial Corp.	308,216
1,800	Transatlantic Holdings, Inc.	111,384
3,400	Triad Guaranty, Inc.*	182,920
8,600	Trustmark Corp.	280,532
1,900	United Bankshares, Inc.	73,302
2,000	United Fire & Casualty Co.	70,600
5,700	United Rentals, Inc.*(a)	142,842
1,900	Valley National Bancorp	49,324
9,850	W.R. Berkley Corp.	345,834
6,727	Washington Federal, Inc.	156,335
3,600	Webster Financial Corp.	171,972
1,700	Westamerica Bancorporation	84,201
2,600	Whitney Holding Corp.	83,798
5,700	Wilmington Trust Corp.	236,892
		16,577,068

	Food & Beverage — 3.4%
900	Chiquita Brands International, Inc.	12,870
4,200	Corn Products International, Inc.	152,544
7,500	Del Monte Foods Co.	84,675
700	Flowers Foods, Inc.	18,648
5,500	Hormel Foods Corp.	208,340
1,700	Lancaster Colony Corp.	72,658
2,300	McCormick & Co., Inc.	89,056
13,000	NBTY, Inc.*	472,550
500	Pilgrim’s Pride Corp.	12,760
500	Ralcorp Holdings, Inc.*	25,325
2,950	Sanderson Farms, Inc.(a)	81,568
50	Seaboard Corp.	83,900
8,300	Smithfield Foods, Inc.*	218,954
38,700	Tyson Foods, Inc.-Class A	614,943
		2,148,791

	Health Care — 5.0%
1,000	Albany Molecular Research, Inc.*	11,100
8,100	Apria Healthcare Group*	202,257
2,000	DENTSPLY International, Inc.	63,860
3,800	Health Net, Inc.*	175,332
1,100	Hillenbrand Industries, Inc.	63,646
2,300	Idexx Laboratories, Inc.*	194,695
45,100	King Pharmaceuticals, Inc.*(a)	745,503
9,500	Lincare Holdings, Inc.*	357,865
300	Magellan Health Services, Inc.*	13,194
2,300	Molina Healthcare, Inc.*	78,177
7,700	Owens & Minor, Inc.	238,931
1,800	Patterson Cos., Inc.*	66,798
3,400	Pediatrix Medical Group, Inc.*	163,710
5,700	Pharmaceutical Product Development, Inc.	180,063

4

600	RehabCare Group, Inc.*	7,518
700	Res-Care, Inc.*	12,873
2,500	Respironics, Inc.*	90,150
1,700	Techne Corp.*	91,409
14,800	Tenet Healthcare Corp.*(a)	104,932
4,080	Universal Health Services, Inc.-Class B	225,257
		3,087,270

	Machinery — 2.2%
5,900	AGCO Corp.*	184,257
1,000	Cummins, Inc.	119,920
1,700	Flowserve Corp.*	91,528
2,100	Kaydon Corp.	83,895
2,800	Lincoln Electric Holdings, Inc.	170,380
600	NACCO Industries, Inc.-Class A	89,490
2,500	Nordson Corp.	120,725
500	Rofin-Sinar Technologies, Inc.*	29,060
2,300	Stanley Works (The)	117,346
3,000	Tennant Co	87,150
4,000	Terex Corp.*	224,080
700	Universal Compression Holdings, Inc.*	44,065
		1,361,896

	Manufacturing — 2.5%
1,300	Barnes Group, Inc.	27,235
5,800	Bemis Co., Inc.	197,954
600	Greif, Inc.-Class A	59,490
621	Kaman Corp.-Class A	14,358
4,000	Mueller Industries, Inc.	136,400
3,500	Pactiv Corp.*	120,575
6,600	Reliance Steel & Aluminum Co.	254,034
5,400	Smurfit-Stone Container Corp.*	57,942
6,600	Sonoco Products Co.	244,134
1,100	Spartech Corp.	32,912
3,100	SPX Corp.	189,441
2,700	Temple-Inland, Inc.	105,570
2,000	Timken Co. (The)	59,480
150	Trinity Industries, Inc.(a)	5,670
1,100	Valmont Industries, Inc.	65,175
		1,570,370

	Oil & Gas — 0.5%
1,200	Ashland, Inc.	81,132
1,700	Houston Exploration Co. (The)*	95,404
3,200	Stone Energy Corp.*	124,864
		301,400

	Primary Process Industry — 1.9%
2,800	A. Schulman, Inc.	63,812
1,900	Airgas, Inc.	80,845
2,200	Albemarle Corp.	153,428
700	FMC Corp.	49,616
1,800	Gibraltar Industries, Inc.	39,438
1,700	Glatfelter (PH) Co	25,194
3,600	HB Fuller Co.	93,852
4,200	Hercules, Inc.*	78,246
1,500	International Flavors & Fragrances, Inc.	70,665
9,300	PolyOne, Corp.*	71,424

5

9,600	Sensient Technologies Corp.	228,768
200	Sigma Aldrich Corp	15,222
2,658	Stepan Co.	80,591
2,700	Valspar Corp	75,546
4,400	Worthington Industries, Inc.(a)	81,400
		1,208,047

	Retail Stores — 14.4%
3,300	99 Cents Only Stores*	36,465
1,600	Abercrombie & Fitch Co.-Class A	107,904
800	American Eagle Outfitters, Inc.	36,144
1,200	AnnTaylor Stores Corp.*	41,400
3,500	Asbury Automotive Group, Inc.	82,390
13,100	AutoNation, Inc.*	269,991
8,100	Big Lots, Inc.*(a)	180,711
11,600	BJ’s Wholesale Club, Inc.*	374,680
2,800	Borders Group, Inc.(a)	64,120
3,850	Brown Shoe Co., Inc.	182,644
1,700	Buckle, Inc.	79,883
3,300	Casey’s General Stores, Inc.	82,137
2,250	Cato Corp.-Class A	53,415
4,900	CDW Corp.(a)	345,450
4,000	Circuit City Stores, Inc.	99,840
4,500	Claire’s Stores, Inc.	143,595
4,500	Dillard’s, Inc.-Class A(a)	160,065
9,800	Dollar General Corp.	152,292
26,100	Dollar Tree Stores, Inc.*	783,261
18,600	Family Dollar Stores, Inc.	518,754
1,000	Fastenal Co.(a)	35,990
6,900	Foot Locker, Inc.	158,010
800	FTD Group, Inc.*	14,016
8,100	Group 1 Automotive, Inc.	413,019
700	Gymboree Corp. (The)*	27,860
1,700	Haverty Furniture Companies Inc	23,698
5,100	Ingles Markets, Inc.-Class A	151,827
6,200	Insight Enterprises, Inc.*	124,620
5,000	Lithia Motors, Inc.-Class A	129,300
2,900	Longs Drug Stores Corp.	119,161
5,300	OfficeMax, Inc.	249,471
7,400	O’Reilly Automotive, Inc.*	234,358
5,300	Pacific Sunwear of California, Inc.*(a)	104,304
200	Pathmark Stores, Inc.*	2,258
3,100	Payless ShoeSource, Inc.*	96,689
7,000	Pier 1 Imports, Inc.	46,550
9,100	RadioShack Corp.	159,523
15,900	Rent-A-Center, Inc.*(a)	434,706
4,700	Ross Stores, Inc.	145,653
6,300	Ruddick Corp.	175,644
1,800	Sally Beauty Holdings, Inc.*	16,668
900	Smart & Final, Inc.*	16,254
9,400	Sonic Automotive, Inc.	268,276
26,600	Supervalu, Inc.	911,316
6,000	Talbots, Inc.	149,520
200	Tiffany & Co.	7,686
3,700	Tween Brands, Inc.*	155,104
23,000	United Auto Group, Inc.	539,810
900	Weis Markets, Inc.	36,378
4,600	Williams-Sonoma, Inc.(a)	145,912
2,600	Zale Corp.*	80,002
		8,968,724

6

	Services — 8.8%
10,500	Allied Waste Industries, Inc.*(a)	133,140
7,775	Applebee’s International, Inc.(a)	176,881
600	Aramark Corp.-Class B	20,010
1,900	Banta Corp.	68,818
8,900	BearingPoint, Inc.*(a)	74,582
600	Bob Evans Farms, Inc.	20,382
6,900	Brinker International, Inc.	313,743
7,400	Career Education Corp.*	186,850
5,700	CBRL Group, Inc.	244,473
1,750	CEC Entertainment, Inc.*	69,668
800	Consolidated Graphics, Inc.*	46,800
2,300	Copart, Inc.*	69,483
5,400	Corinthian Colleges, Inc.*	69,660
800	Corrections Corporation of America*	36,360
2,950	Factset Research Systems, Inc.	155,996
900	Forrester Research, Inc.*	25,308
50	Geo Group (The), Inc.*	1,878
1,600	Handleman Co.(a)	12,624
1,100	IHOP Corp.	57,871
3,900	ITT Educational Services, Inc.*	267,423
5,520	Jack in the Box, Inc.*	339,425
3,500	Journal Register Co.	27,230
4,900	Kelly Services, Inc.-Class A	142,786
700	Keystone Automotive Industries, Inc.*	25,109
600	Lee Enterprises, Inc.	17,340
10,000	Manpower, Inc.	710,000
5,700	MPS Group, Inc.*	85,443
5,900	Nash Finch Co.(a)	156,055
9,400	New York Times Co.-Class A	226,916
5,600	OSI Restaurant Partners, Inc.	218,960
5,100	O’Charley’s, Inc.*	102,510
3,100	Papa John’s International, Inc.*	96,100
10,000	Performance Food Group Co.*(a)	270,600
800	Pool Corp.	32,776
3,200	Rare Hospitality International, Inc.*	103,584
3,400	Regis Corp.	130,254
4,200	Ruby Tuesday, Inc.(a)	113,358
11,100	Sabre Holdings Corp.-Class A	304,473
8,500	Spherion Corp.*	61,200
6,800	Valassis Communications, Inc.*	105,128
900	Vertrue, Inc.*(a)	34,479
800	Watson Wyatt Worldwide, Inc.	37,120
6,000	Westwood One Inc	39,540
2,900	World Wrestling Entertainment, Inc.	46,226
		5,478,562

	Technology — 9.7%
2,300	A.O. Smith Corp.	82,317
2,500	Acuity Brands, Inc.	131,675
2,200	Alliant Techsystems, Inc.*(a)	170,082
1,200	Anixter International, Inc.*	70,344
6,900	Applera Corp.-Applied Biosystems Group	251,436
800	Armor Holdings, Inc.*(a)	45,240
3,804	Arrow Electronics, Inc.*	120,815
6,600	Avnet, Inc.*(a)	163,614
6,200	AVX Corp.(a)	96,348
1,200	Baldor Electric Co	41,688
15,700	BEA Systems, Inc.*	216,189
1,300	Bell Microproducts, Inc.*	8,944

7

2,700	Benchmark Electronics, Inc.*	65,583
1,300	Black Box Corp.	55,666
3,700	BMC Software, Inc.*	120,472
1,800	Brocade Communications Systems, Inc.*(a)	16,650
3,000	Ceridian Corp.*	73,530
5,100	Citrix Systems, Inc.*	146,574
2,900	CommScope, Inc.*(a)	87,493
12,800	Convergys Corp.*	308,736
1,700	Curtiss-Wright Corp.	60,435
8,200	Deluxe Corp.	201,884
3,300	Diebold, Inc.	151,800
500	Electronics for Imaging*	12,250
4,100	Energizer Holdings, Inc.*	270,969
1,400	Foundry Networks, Inc.*	20,034
2,700	Global Imaging Systems, Inc.*	57,537
1,000	Hubbell Inc, Class B	52,450
9,000	IKON Office Solutions, Inc.	145,530
400	Imation Corp.	18,524
23,750	Ingram Micro, Inc.-Class A*	484,025
3,300	Intersil Corp.-Class A	81,741
4,400	Keane Inc*	54,560
4,400	Lightbridge, Inc.*	58,080
2,000	Littelfuse, Inc.*	62,560
2,300	Maximus, Inc.	67,298
3,100	Mentor Graphics Corp.*	52,421
2,000	Molex, Inc.	64,000
2,900	Novell, Inc.*	18,212
2,700	Novellus System Inc*(a)	84,294
2,300	Paxar Corp.*	49,105
5,500	Polycom, Inc.*	158,620
3,100	Pomeroy IT Solutions, Inc.*	22,940
3,000	QLogic Corp.*	66,750
1,100	ScanSource, Inc.*	33,572
2,600	SonicWALL, Inc.*	26,130
1,500	Superior Essex, Inc.*	53,100
1,000	SYNNEX Corp.*	22,710
1,900	Synopsys, Inc.*	48,545
12,897	Tech Data Corp.*	539,353
3,900	Technitrol, Inc.	107,172
3,800	Tektronix, Inc.	116,128
1,000	Teleflex, Inc.	64,630
12,100	Tellabs, Inc.*	121,484
1,600	Thermo Fisher Scientific, Inc.*	70,128
800	Thomas & Betts Corp.*	41,496
1,600	Unisys Corp.*	11,536
3,100	United Stationers, Inc.*	143,778
2,100	Vishay Intertechnology, Inc.*	27,510
		6,016,687

	Transportation — 1.3%
5,300	Arkansas Best Corp.	200,870
1,800	EGL, Inc.*	57,492
17,500	ExpressJet Holdings, Inc.*	138,250
3,400	Overseas Shipholding Group, Inc.	195,704
2,900	Saia, Inc.*	71,891
1,000	Skywest, Inc.	25,240
3,800	Swift Transportation Co.*	107,806
		797,253

8

	Utility — 2.4%
500	Allete, Inc.	23,315
1,700	Alliant Energy Corp.	66,130
11,600	Centerpoint Energy, Inc.(a)	189,660
16,100	CenturyTel, Inc.	685,055
1,300	CT Communications, Inc.	26,494
800	Great Plains Energy, Inc.	25,288
900	IDACORP Inc	35,991
500	New Jersey Resources Corp.	25,875
500	NSTAR	17,590
2,900	OGE Energy Corp.	113,738
1,000	Oneok, Inc.	43,240
4,600	Pepco Holdings, Inc.	117,898
900	Reliant Energy, Inc.*	12,078
700	Talk America Holdings, Inc.*(a)	5,586
2,400	Telephone & Data Systems, Inc.	123,984
		1,511,922

	TOTAL COMMON STOCKS (COST $56,422,730)	60,421,852

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 16.4%

	Money Market Funds — 0.3%
197,894	Barclays Global Investors Institutional Money Market Fund(b)	197,894
	Other Short-Term Investments — 16.1%

2,394,461	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,394,743 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 5.25%, maturity date of 11/15/28 and a market value, including accrued interest, of $2,442,350.	2,394,461
1,939,362	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,939,650 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,044,692.(b)	1,939,362
241,115	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $241,151 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $282,713.(b)	241,115
1,939,362	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,939,648 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $1,996,694.(b)	1,939,362
1,939,362	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $1,939,651 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,072,933.(b)	1,939,362

692,629	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	692,629

692,629	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	692,629

149,543	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	149,543
		9,988,463

	TOTAL SHORT-TERM INVESTMENTS (COST $10,186,357)	10,186,357

	TOTAL INVESTMENTS — 113.3% (Cost $66,609,087)	70,608,209

	Other Assets and Liabilities (net) — (13.3%)	(8,275,061)

	TOTAL NET ASSETS — 100.0%	$62,333,148

9

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$66,727,052	$6,202,691	$(2,321,534)	$3,881,157

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Buys

3	Russell 2000	December 2006	$1,181,250	$15,896

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $7,550,378 collateralized by cash in the amount of $7,791,896 which was invested in short-term investments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO U.S. Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Auto & Transportation — 3.0%
5,100	FedEx Corp.	588,693
6,100	Harley-Davidson, Inc.	449,997
7,000	Paccar, Inc.(a)	457,100
		1,495,790

	Consumer Discretionary — 16.2%
2,400	AutoZone, Inc.*	272,664
80	Avis Budget Group, Inc.	1,637
8,900	Bed Bath & Beyond, Inc.*(a)	344,875
6,200	Best Buy Co., Inc.	340,814
8,000	Gannett Co., Inc.	476,160
39,400	Home Depot, Inc.	1,496,018
3,400	ITT Educational Services, Inc.*	233,138
2,900	Kohls Corp.*	201,840
7,200	Liz Claiborne, Inc.	307,800
47,500	Lowe’s Cos., Inc.	1,432,600
11,300	Staples, Inc.	287,811
12,800	Starbucks Corp.*	451,712
11,000	TJX Cos., Inc.	301,620
3,800	VF Corp.	297,882
29,700	Wal-Mart Stores, Inc.	1,369,170
2,900	Whirlpool Corp.	247,370
		8,063,111

	Consumer Staples — 6.1%
11,800	Altria Group, Inc.	993,678
8,200	Kraft Foods, Inc.(a)	287,410
22,200	Kroger Co.	476,412
14,600	Safeway, Inc.	449,826
13,600	Sara Lee Corp.	225,488
4,100	UST, Inc.(a)	229,518
9,700	Walgreen Co.	392,753
		3,055,085

	Financial Services — 27.7%
13,300	Aflac, Inc.	587,062
7,800	Allstate Corp. (The)	495,144
4,300	AMBAC Financial Group, Inc.	368,252
13,700	American International Group, Inc.	963,384
22,831	Bank of America Corp.	1,229,449
8,800	BB&T Corp.	378,488
46,600	Citigroup, Inc.	2,310,894
6,600	Comerica, Inc.	384,450
18,500	Fannie Mae	1,055,055
8,900	Fifth Third Bancorp	350,927
15,500	First Data Corp.	391,375
2,500	Fiserv, Inc.*	127,775
2,100	International Bancshares Corp.	64,911
4,600	Lincoln National Corp.	292,514
5,100	MBIA, Inc.	355,215
4,100	MGIC Investment Corp.	237,636
3,900	Moody’s Corp.	270,972

1

21,700	National City Corp.(a)	783,370
11,775	Old Republic International Corp.	265,526
5,600	PMI Group (The), Inc.	242,536
4,400	PNC Financial Services Group, Inc.	311,036
13,800	Progressive Corp. (The)	311,190
4,200	Radian Group, Inc.	223,482
4,400	Torchmark Corp.	278,168
12,700	UnumProvident Corp.	260,096
18,000	US Bancorp(a)	605,520
14,585	Washington Mutual, Inc.	637,073
		13,781,500

	Health Care — 20.2%
11,800	AmerisourceBergen Corp.	542,682
18,700	Bristol-Myers Squibb Co.	464,321
12,200	Cardinal Health, Inc.	788,364
6,300	Express Scripts, Inc.*	429,660
14,900	Forest Laboratories, Inc.*	725,630
4,200	Johnson & Johnson	276,822
11,600	McKesson Corp.	573,040
42,300	Merck & Co., Inc.	1,882,773
88,300	Pfizer, Inc.	2,427,367
6,100	Quest Diagnostics	324,337
5,000	Stryker Corp.	259,300
28,200	UnitedHealth Group, Inc.	1,384,056
		10,078,352

	Integrated Oils — 6.9%
6,900	Chevron Corp.	499,008
31,800	Exxon Mobil Corp.	2,442,558
10,000	Occidental Petroleum Corp.	503,400
		3,444,966

	Materials & Processing — 1.2%
6,400	American Standard Cos., Inc.	286,784
10,000	Masco Corp.	286,900
		573,684

	Other Energy — 1.5%
9,000	Anadarko Petroleum Corp.	444,240
4,300	Apache Corp.	300,699
		744,939

	Producer Durables — 2.0%
5,000	Danaher Corp.	365,600
5,000	Lexmark International, Inc.*	344,900
6,300	Pitney Bowes, Inc.	290,367
		1,000,867

	Technology — 3.6%
37,300	Dell, Inc.*	1,016,052
7,600	Intuit, Inc.*	239,248
18,700	Microsoft Corp.	548,471
		1,803,771

2

	Utilities — 7.3%
37,700	AT&T, Inc.	1,278,407
9,100	BellSouth Corp.	405,769
55,300	Verizon Communications, Inc.	1,932,182
		3,616,358

	TOTAL COMMON STOCKS (COST $44,210,207)	47,658,423

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.9%

	Money Market Funds — 0.1%
71,385	Barclays Global Investors Institutional Money Market Fund(b)	71,385
	Other Short-Term Investments — 9.8%

2,113,618	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $2,113,867 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19, and a market value, including accrued interest, of $2,155,890.	2,113,618
699,568	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $699,672 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $737,563.(b)	699,568
86,976	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $86,988 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $101,980.(b)	86,976
699,568	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $699,671 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $720,249.(b)	699,568
699,568	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $699,673 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $747,750.(b)	699,568
249,846	National Australia Bank Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	249,846
249,846	Rabobank Nederland Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	249,846
53,943	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 12/01/06(b)	53,943
		4,852,933

	TOTAL SHORT-TERM INVESTMENTS (COST $4,924,318)	4,924,318

	TOTAL INVESTMENTS — 105.6% (Cost $49,134,525)	52,582,741

	Other Assets and Liabilities (net) — (5.6%)	(2,808,427)

	TOTAL NET ASSETS — 100.0%	$49,774,314

3

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$49,490,022	$3,680,373	$(587,654)	$3,092,719

Notes to Schedule of Investments:

*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2006, the Fund had loaned securities having a market value of $2,705,555, collateralized by cash in the amount of $2,810,700, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
6,186,173	GMO Currency Hedged International Equity Fund, Class III	50,479,175
4,843,828	GMO Emerging Markets Quality Fund, Class VI	56,575,908
5,456,533	GMO International Growth Equity Fund, Class IV	181,647,980
5,010,238	GMO International Intrinsic Value Fund, Class IV	181,320,518
16,588	GMO International Small Companies Fund, Class III	243,677
11,761,512	GMO U.S. Core Equity Fund, Class VI	176,305,069
3,009,099	GMO U.S. Quality Equity Fund, Class IV	65,598,350
	TOTAL MUTUAL FUNDS (COST $654,014,999)	712,170,677

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

30,336	Citigroup Global Markets Repurchase Agreement, dated 11/30/06, due 12/01/06, with a maturity value of $30,340 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19, and a market value, including accrued interest, of $30,943.	30,336

	TOTAL SHORT-TERM INVESTMENTS (COST $30,336)	30,336

	TOTAL INVESTMENTS — 100.0%
	(Cost $654,045,335)	712,201,013

	Other Assets and Liabilities (net) — 0.0%	(18,127)

	TOTAL NET ASSETS — 100.0%	$712,182,886

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2006 (Unaudited)

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$654,682,387	$59,671,139	$(2,152,513)	$57,518,626

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these affiliated issuers during the period ended November 30, 2006 is set forth below:

	Value,
	beginning of		Sales	Dividend	Distributions of Realized	Value, end
Affiliate	period	Purchases	Proceeds	Income	Gains	of period
GMO Alpha Only Fund, Class III	$1,638,184	$—	$1,654,388	$—	$—	$—

GMO Alpha Only Fund, Class IV	—	1,691,404	1,663,087	—	—	—

GMO Currency Hedged International Equity Fund, Class III	34,585,400	23,643,644	4,353,502	500,750	6,747,390	50,479,175

GMO Emerging Markets Quality Fund, Class VI	33,548,336	21,660,494	5,000,000	84,735	1,066,887	56,575,908

GMO International Growth Equity Fund, Class III	102,531,806	34,747,803	133,101,521	—	3,938,169	—

GMO International Growth Equity Fund, Class IV	—	178,257,521	17,339,006	—	—	181,647,980

GMO International Intrinsic Value Fund, Class IV	102,528,906	80,725,933	18,143,622	269,409	3,928,544	181,320,518

GMO International Small Companies Fund, Class III	679,653	116,173	500,000	2,930	98,696	243,677

GMO U.S. Core Equity Fund, Class VI	97,470,295	87,704,715	17,584,101	1,582,364	—	176,305,069

GMO U.S. Quality Equity Fund, Class IV	34,260,556	33,798,579	6,250,000	611,945	49,355	65,598,350

Totals	$407,243,136	$462,346,266	$205,589,227	$3,052,133	$15,829,041	$712,170,677

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available. As of November 30, 2006, 58.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 92.5%

	Asset-Backed Securities — 89.9%

	Auto Financing — 9.1%
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 05/20/10	7,002,963
8,976,673	Carmax Auto Owner Trust, Series 06-2, Class A1, 5.36%, due 09/17/07	8,976,673
7,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 01/15/09	7,007,700
5,750,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/17/09	5,751,797
3,661,118	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/15/08	3,661,118
7,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/12	7,481,250
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/15/10	10,000,000
12,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/11	12,005,625
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 04/20/10	4,000,400
5,893,974	Honda Auto Receivables Owner Trust, Series 06-2, Class A1, 5.43%, due 08/21/07	5,895,294
8,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 07/15/10	8,002,500
11,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 08/15/11	11,000,000
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 09/15/11	9,968,680
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 06/15/10	8,002,480
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 12/15/16	7,997,368
5,663,338	USAA Auto Owner Trust, Series 06-3, Class A1, 5.40%, due 08/15/07	5,664,223
5,797,394	Volkswagen Auto Lease Trust, Series 06-A, Class A1, 5.52%, due 08/20/07	5,800,293
3,586,512	Wachovia Auto Owner Trust, Series 06-A, Class A1, 5.31%, due 06/20/07	3,585,952
5,000,000	Wheels SPV LLC, Series 05-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 06/10/10	4,999,430
		136,803,746

	Business Loans — 4.5%
3,731,659	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	3,744,720
5,613,449	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	5,626,359
4,949,188	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 08/22/16	4,959,086
4,642,246	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 06/15/14	4,642,222

2,708,171	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.56%, due 11/15/33	2,710,608
5,905,578	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 03/20/09	5,905,918
7,968,476	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.43%, due 04/19/15	7,979,632
3,995,875	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	4,000,289
2,932,053	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	2,936,178
6,625,811	Marlin Leasing Receivables LLC, Series 06-1A, Class A1, 144A, 5.48%, due 09/17/07	6,627,865
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	4,980,500
14,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.47%, due 05/13/10	14,008,750
		68,122,127

	CMBS — 6.1%
5,376,130	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	5,376,970
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 07/15/44	7,014,000
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	7,065,625
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.34%, due 03/10/44	4,053,750
4,123,638	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 10/05/20	4,123,638
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	7,122,570
11,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 5.86%, due 04/15/45	11,388,410
8,963,889	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 09/15/21	8,963,993
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,144,844
15,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	15,365,625
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.74%, due 10/15/42	3,110,156
11,228,639	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 09/15/21	11,228,582
		90,958,163

	CMBS Collateralized Debt Obligations — 1.0%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	7,000,000
7,400,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	7,400,000
		14,400,000

	Collateralized Loan Obligations — 1.6%
15,500,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.56%, due 06/20/25	15,506,200
9,000,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.62%, due 07/05/11	9,000,352
		24,506,552

	Credit Cards — 15.2%
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 04/20/11	6,502,275
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 04/20/12	2,000,460
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.32%, due 01/18/11	5,010,900
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 02/15/13	10,003,300
3,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.35%, due 12/15/13	3,000,930
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 12/15/10	6,000,600
15,000,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 5.30%, due 02/15/12	14,999,935
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 06/15/11	1,004,600
3,000,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 12/15/10	3,011,700
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/15/11	5,771,110
5,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 06/15/11	5,015,550
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 11/15/11	5,021,289
5,530,000	Capital One Mulit-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 05/16/11	5,553,330
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.52%, due 06/16/14	5,026,023
11,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 08/15/13	11,000,000
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/15/10	7,889,096
4,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.54%, due 02/07/10	4,007,200
9,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.51%, due 08/15/13	9,043,200
21,400,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 03/20/09	21,405,852
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/24/12	2,003,400
9,750,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 08/15/10	9,765,990
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 5.39%, due 05/15/12	10,018,700
4,000,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 09/16/10	4,000,040
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 05/15/11	5,002,000
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 03/15/13	7,006,347
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 03/15/10	7,010,937

7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 06/15/10	7,002,800
5,500,000	Household Private Label Credit Card Master Note Trust I, Series 02-2, Class A, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 01/18/11	5,522,000
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 01/15/14	7,537,500
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.32%, due 12/15/10	5,001,562
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 09/15/11	7,009,100
6,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 05/16/11	6,500,000
6,640,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 05/15/12	6,673,200
4,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/15/13	4,407,040
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 02/15/17	2,000,000
		227,727,966

	Emerging Markets Collateralized Debt Obligations — 0.3%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.81%, due 04/18/17	4,000,400

	Equipment Leases — 0.5%
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 06/15/12	7,000,000

	Insurance Premiums — 0.7%
7,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 11/17/08	7,001,094
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 04/15/10	3,008,100
		10,009,194

	Insured Auto Financing — 3.8%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 04/20/10	4,980,900
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 03/20/12	7,002,520
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.43%, due 05/06/12	6,005,636
6,500,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.40%, due 10/06/09	6,513,519
7,000,000	Capital One Auto Finance Trust, Series 05-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 12/15/11	7,001,890
7,500,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 12/15/12	7,492,969
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 5.34%, due 07/15/13	5,999,160
2,380,623	Drive Auto Receivables Trust, Series 06-1, Class A1, FSA, 5.34%, due 06/15/07	2,380,518
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	2,006,867
7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	7,009,191
191,613	UPFC Auto Receivables Trust, Series 06-A, Class A1, MBIA, 5.27%, due 06/15/07	191,609
		56,584,779

	Insured Credit Cards — 0.5%
7,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 03/15/11	7,013,704

	Insured Equipment Leasing — 0.6%
9,750,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 08/18/21	9,750,000

	Insured Residential Mortgage-Backed Securities (United States) — 0.7%
8,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	8,000,946
2,588,147	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	2,590,968
		10,591,914

	Insured Time Share — 0.5%
3,343,555	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 05/20/17	3,343,555
3,488,174	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/20/18	3,488,157
		6,831,712

	Investment Grade Corporate Collateralized Debt Obligations — 3.6%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.97%, due 08/05/09	2,013,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.04%, due 12/20/09	5,032,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.14%, due 12/20/09	3,010,500
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.77%, due 08/05/09	6,039,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.91%, due 03/20/10	2,998,500
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.79%, due 12/20/10	5,997,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.84%, due 03/20/10	3,007,500
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.68%, due 06/20/13	9,022,500
10,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.09%, due 08/01/11	10,162,500
7,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.81%, due 06/22/10	6,987,750
		54,270,750

	Other — 1.2%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	5,633,989
1,875,000	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 05/15/14	1,878,000
4,479,440	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 09/15/41	4,479,440
6,500,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.62%, due 01/05/14	6,513,000
		18,504,429

	Rate Reduction Bonds — 1.1%
5,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	4,888,500
5,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	4,892,190
7,338,140	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.69%, due 06/15/11	7,365,292
		17,145,982

	Residential Asset-Backed Securities (United States) — 22.5%
7,000,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	7,000,490
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	1,537,682
2,070,237	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 11/25/50	2,072,680
10,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 10/25/36	10,000,000
4,402,224	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.37%, due 07/25/36	4,402,224
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 07/25/36	5,000,000
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	3,499,230
4,344,602	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	4,345,644
4,849,756	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	4,849,756
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	3,000,000
4,816,961	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.44%, due 09/25/36	4,816,961
3,012,841	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	3,014,257
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	3,006,090
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 09/25/36	6,996,395
7,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	7,004,900
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,499,609
4,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 10/25/36	4,499,648
3,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 10/25/36	2,999,180
1,957,707	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 11/25/36	1,957,706

6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.82%, due 02/28/40	6,509,395
375,149	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/25/35	375,974
6,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/35	6,013,800
503,882	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 07/25/34	504,039
1,200,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 01/25/35	1,201,500
8,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	8,012,500
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	3,006,000
8,000,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 11/25/36	8,000,000
7,929,511	Citigroup Mortgage Loan Trust, Inc., Series 06-WFHE2, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.36%, due 08/25/36	7,938,233
1,581,905	Countrywide Asset-Backed Certificates, Series 04-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 06/25/35	1,582,398
264,499	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 10/25/35	264,489
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/37	9,706,632
5,263,370	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	5,262,548
9,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FFH2, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 04/25/35	9,013,394
4,128,456	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	4,129,158
3,921,770	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/35	3,921,770
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 08/25/36	5,000,781
7,000,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	7,007,000
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	10,011,000
3,000,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	3,002,344
8,393,770	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/35	8,395,779
2,593,608	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.63%, due 01/20/35	2,599,889
1,833,876	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 01/20/35	1,837,816
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	2,106,684
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	5,004,602
1,996,461	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	1,996,999
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,996,835
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 08/25/36	6,762,658

4,574,299	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	4,578,654
9,048,748	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 5.60%, due 01/25/47	9,047,687
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	3,002,730
2,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.47%, due 11/25/36	2,500,000
10,000,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 09/25/36	10,000,000
4,500,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	4,503,516
10,000,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/36	9,995,312
8,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	8,015,000
4,341,318	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/35	4,352,605
3,100,504	Park Place Securities, Inc., Series 05-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	3,100,566
6,077,854	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	6,085,085
7,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 12/25/35	7,014,210
1,746,639	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	1,746,639
4,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	4,001,875
3,530,877	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 01/25/35	3,535,291
10,000,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/36	10,000,000
918,552	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 02/25/36	919,017
9,145,216	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/36	9,148,789
3,500,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	3,507,105
222,208	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/25/35	222,615
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	3,998,906
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	3,002,508
7,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	7,009,890
3,816,173	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 02/25/35	3,821,591
		337,776,260

	Residential Mortgage-Backed Securities (Australian) — 4.0%
3,621,618	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.58%, due 01/10/35	3,629,549
4,475,688	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.51%, due 11/19/37	4,482,401
6,307,068	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.43%, due 07/20/38	6,305,492

9,491,807	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.51%, due 12/08/36	9,497,597
3,931,062	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.45%, due 05/10/36	3,930,944
5,860,476	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.44%, due 06/14/37	5,860,417
3,352,425	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.50%, due 03/20/34	3,354,771
11,000,000	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 10/20/37	10,999,560
10,000,000	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 02/21/38	10,000,000
2,691,045	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 03/23/36	2,690,506
		60,751,237

	Residential Mortgage-Backed Securities (European) — 7.1%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.50%, due 09/20/66	11,012,100
3,500,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.46%, due 02/17/52	3,500,000
10,000,000	Arran Residential Mortgages Funding Plc, Series 06-2A, Class A2B, 144A, Variable Rate, 3 mo LIBOR + .05%, 5.44%, due 09/20/56	9,998,000
11,000,000	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 11/20/31	11,000,000
3,578,341	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 10/11/41	3,579,057
5,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.46%, due 12/20/54	5,001,500
7,500,000	Granite Master Issuer Plc, Series 06-3, Class A3, Variable Rate, 3 mo. LIBOR + .04%, 5.45%, due 12/20/54	7,506,000
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.45%, due 07/15/40	9,999,600
4,743,410	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 03/21/37	4,741,038
10,000,000	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.55%, due 09/21/37	10,012,260
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.42%, due 05/08/16	3,000,000
5,272,901	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.31%, due 10/15/41	5,272,374
4,903,701	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.48%, due 11/15/38	4,903,700
3,550,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.48%, due 12/10/11	3,558,662
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.43%, due 09/10/14	5,003,000
6,000,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 06/10/14	6,015,540
3,072,580	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 08/10/30	3,070,660
		107,173,491

1

	Student Loans — 4.6%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.49%, due 04/25/16	5,005,500
2,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 01/25/14	1,999,800
1,860,720	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 09/29/14	1,860,793
4,003,672	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.37%, due 08/25/20	4,003,672
3,757,194	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.42%, due 09/27/21	3,757,043
3,626,749	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.43%, due 06/20/15	3,635,816
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 02/25/26	7,990,160
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	2,000,000
7,348,439	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	7,348,439
7,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 11/25/15	7,003,080
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.44%, due 06/22/17	9,008,437
5,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.41%, due 07/25/16	4,995,650
3,014,120	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.39%, due 10/26/15	3,021,052
3,294,477	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.38%, due 07/25/16	3,294,477
1,947,143	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.38%, due 01/25/18	1,946,871
2,198,511	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.36%, due 10/25/13	2,198,511
		69,069,301

	Trade Receivable — 0.7%
11,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.47%, due 12/17/10	11,000,000

	Total Asset-Backed Securities	1,349,991,707

	Corporate Debt — 0.3%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 01/12/11	5,001,755

	U.S. Government — 2.1%
25,122,600	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08(a)(b)	25,314,945
6,000,000	U.S. Treasury Note, 3.75%, due 03/31/07(b)	5,973,750
		31,288,695

	U.S. Government Agency — 0.2%
2,322,919	Jamaica Aid, Variable Rate, 4 mo. LIBOR + .30%, 5.67%, due 10/01/18	2,322,687

	TOTAL DEBT OBLIGATIONS (COST $1,387,921,652)	1,388,604,844

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.5%

	Options on Interest Rate Swaps — 0.5%
300,000,000	EUR Swaption, Expires 10/12/2007, Strike 0.05%	154,251
300,000,000	EUR Swaption, Expires 10/15/2007, Strike 0.06%	144,552
104,000,000	USD Swaption Expires 12/21/2006, Strike 5.09%	1,415,973
103,000,000	USD Swaption, Expires 12/01/2006, Strike 5.14%	1,644,918
104,000,000	USD Swaption, Expires 12/08/2006, Strike 5.19%	2,036,375
104,000,000	USD Swaption, Expires 12/15/2006, Strike 5.12%	1,533,792
105,000,000	USD Swaption, Expires 12/29/2006, Strike 4.98%	875,951
		7,805,812

	TOTAL CALL OPTIONS PURCHASED (COST $3,696,426)	7,805,812

	PUT OPTIONS PURCHASED — 0.1%

	Options on Interest Rate Swaps — 0.1%
300,000,000	EUR Swaption, Expires 10/12/2007, Strike 0.05%	358,242
300,000,000	EUR Swaption, Expires 10/15/2007, Strike 0.06%	378,330
30,000,000	EUR Swaption, Expires 12/18/2006, Strike 4.18%	30,747
30,000,000	EUR Swaption, Expires 12/18/2006, Strike 4.38%	184
103,000,000	USD Swaption, Expires 12/01/2006, Strike 5.14%	0
104,000,000	USD Swaption, Expires 12/08/2006, Strike 5.19%	3,041
104,000,000	USD Swaption, Expires 12/15/2006, Strike 5.12%	62,153
104,000,000	USD Swaption, Expires 12/21/2006, Strike 5.09%	138,632
300,000,000	USD Swaption, Expires 12/28/2006, Strike 5.20%	191,895
105,000,000	USD Swaption, Expires 12/29/2006, Strike 4.98%	476,296
		1,639,520

	TOTAL PUT OPTIONS PURCHASED (COST $4,050,375)	1,639,520

Par Value ($)/Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.2%

	Money Market Funds — 0.7%
10,339,149	Merrimac Cash Series-Premium Class	10,339,149
	Other Short-Term Investments — 7.5%
20,000,000	Barton Capital Corp. Commercial Paper, 5.26%, due 12/05/06	19,988,311
15,000,000	Kittyhawk Funding Commercial Paper, 5.26%, due 12/15/06	14,969,317
12,291,000	Old Line Funding LLC Commercial Paper, 5.25%, due 12/21/06	12,255,151
20,000,000	Rabobank USA Financial Corp. Commercial Paper, 5.30%, due 12/01/06	20,000,000

15,000,000	Sheffield Receivables Commercial Paper, 5.27%, due 12/13/06	14,973,650
30,000,000	UBS Finance Delaware LLC Commercial Paper, 5.24%, due 12/06/06	29,978,188
		112,164,617

	TOTAL SHORT-TERM INVESTMENTS (COST $122,503,766)	122,503,766

	TOTAL INVESTMENTS — 101.3% (Cost $1,518,172,219)	1,520,553,942

	Other Assets and Liabilities (net) — (1.3%)	(19,630,928)

	TOTAL NET ASSETS — 100.0%	$1,500,923,014

As of November 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,518,172,219	$6,420,291	$(4,038,568)	$2,381,723

A summary of outstanding financial instruments at November 30, 2006 is as follows:

Forward Currency Contracts

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Appreciation
12/04/2006	USD	11,342	CHF	13,600	$7
12/04/2006	JPY	99,405,000	USD	859,533	780
					$787

Settlement					Net Unrealized
Date	Deliver		In Exchange For		Depreciation
12/04/2006	USD	850,146	SEK	5,815,000	$(1,117)

Futures Contracts

				Net Unrealized
Number of Contracts	Type	Expiration Date	Contract Value	Appreciation (Depreciation)

Sales
91	U.S. Treasury Note 10 Yr.	March 2007	$9,936,063	$(82,077)
71	U.S. Treasury Note 5 Yr.	March 2007	7,537,094	(41,295)
				$(123,372)

As of November 30, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Written Options

A summary of open written option contracts for the Fund at November 30, 2006, is as follows:

	Notional Amount	Expiration Date		Decsription	Premiums	Market Value
Put	60,000,000	12/18/2006	EUR	Interest Rate Swaption, Strike 4.28%	$69,096	$(6,447)
Put	300,000,000	12/28/2006	USD	Interest Rate Swaption, Strike 5.35%	60,000	(53,859)
					129,096	(60,306)

For the nine months ended November 30, 2006, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal		Principal
	Amount		Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	$212,000,000	$1,374,150	$212,000,000	$1,374,150
Options written	360,000,000	129,096	350,000,000	945,000
Options exercised	(212,000,000)	(1,374,150)	—	—
Options expired	—	—	(562,000,000)	(2,319,150)
Options sold	—
Outstanding, end of period	$360,000,000	$129,096	$—	$—

Swap Agreements

Credit Default Swaps

							Net Unrealized
Notional		Expiration			Annual	Deliverable	Appreciation
Amount		Date	Counterparty	Receive (Pay)	Premium	On Default	(Depreciation)

13,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$162,000
7,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(9,446)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	6,527
							$159,081

Interest Rate Swaps

							Net Unrealized
Notional		Expiration			Fixed		Appreciation
Amount		Date	Counterparty	Receive (Pay)	Rate	Variable Rate	(Depreciation)

110,000,000	CAD	12/5/2008	Merrill Lynch Capital Services Inc.	Receive	4.22%	3 month Canadian Dollar Offering Rate	$335,616
364,000,000	AUD	12/20/2008	Deutsche Bank AG	Receive	6.35%	3 month AUD BBSW	(90,979)
668,000,000	AUD	12/20/2008	JP Morgan Chase Bank	Receive	6.35%	3 month AUD BBSW	(166,961)
45,000,000	CAD	12/20/2008	Deutsche Bank AG	(Pay)	4.50%	3 month Canadian Dollar Offering Rate	(357,645)
411,000,000	CAD	12/20/2008	JP Morgan Chase Bank	(Pay)	4.50%	3 month Canadian Dollar Offering Rate	(3,266,488)
30,000,000	CAD	12/20/2008	Merrill Lynch Capital Services Inc.	(Pay)	4.50%	3 month Canadian Dollar Offering Rate	(238,379)
3,496,000,000	SEK	12/20/2008	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(1,856,515)
1,333,000,000	SEK	12/20/2008	Merrill Lynch Capital Services Inc.	Receive	3.60%	3 month SEK STIBOR	(707,876)
133,000,000	EUR	12/20/2008	JP Morgan Chase Bank	Receive	3.80%	6 month EUR LIBOR	(225,279)
133,000,000	EUR	12/20/2008	Merrill Lynch Capital Services Inc.	Receive	3.80%	6 month EUR LIBOR	(225,279)
319,400,000	GBP	12/20/2008	Deutsche Bank AG	Receive	5.10%	6 month GBP LIBOR	(2,555,087)

171,000,000	GBP	12/20/2008	JP Morgan Chase Bank	Receive	5.10%	6 month GBP LIBOR	(1,367,940)
171,500,000	GBP	12/20/2008	Merrill Lynch Capital Services Inc.	Receive	5.10%	6 month GBP LIBOR	(1,371,939)
45,400,000,000	JPY	12/20/2008	Citigroup	(Pay)	1.10%	6 month JPY LIBOR	(1,222,766)
14,600,000,000	JPY	12/20/2008	Deutsche Bank AG	(Pay)	1.10%	6 month JPY LIBOR	(393,224)
109,050,000,000	JPY	12/20/2008	JP Morgan Chase Bank	(Pay)	1.10%	6 month JPY LIBOR	(2,937,061)
147,400,000,000	JPY	12/20/2008	Merrill Lynch Capital Services Inc.	(Pay)	1.10%	6 month JPY LIBOR	(3,969,948)
487,000,000	USD	1/3/2009	Deutsche Bank AG	(Pay)	5.01%	3 month LIBOR	(850,397)
2,000,000,000	SEK	1/3/2009	Barclays PLC	Receive	3.77%	3 month SEK STIBOR	(213,643)
1,550,000,000	SEK	1/3/2009	Deutsche Bank AG	Receive	3.77%	3 month SEK STIBOR	(155,308)
177,000,000	CAD	1/30/2009	Deutsche Bank AG	(Pay)	4.22%	3 month Canadian Dollar Offering Rate	(643,806)
222,800,000	CAD	1/30/2009	JP Morgan Chase Bank	(Pay)	4.21%	3 month Canadian Dollar Offering Rate	(795,655)
160,000,000	CAD	1/30/2009	Merrill Lynch Capital Services Inc.	(Pay)	4.22%	3 month Canadian Dollar Offering Rate	(584,618)
3,601,700,000	SEK	2/2/2009	JP Morgan Chase Bank	Receive	3.84%	3 month SEK STIBOR	44,426
236,300,000	EUR	2/13/2009	Deutsche Bank AG	(Pay)	3.97%	6 month EUR LIBOR	(592,756)
127,600,000	CAD	2/28/2009	Deutsche Bank AG	(Pay)	4.02%	3 month Canadian Dollar Offering Rate	(74,077)
132,000,000	CAD	2/28/2009	JP Morgan Chase Bank	(Pay)	4.01%	3 month Canadian Dollar Offering Rate	(59,194)
320,000,000	CAD	2/28/2009	Merrill Lynch Capital Services Inc.	(Pay)	4.02%	3 month Canadian Dollar Offering Rate	(182,602)
2,000,000,000	SEK	3/5/2009	Barclays Bank PLC	Receive	3.84%	3 month SEK STIBOR	(155,805)
1,500,000,000	SEK	3/5/2009	JP Morgan Chase Bank	Receive	3.85%	3 month SEK STIBOR	(84,005)
144,000,000	CHF	6/20/2009	Deutsche Bank AG	(Pay)	2.50%	6 month CHF LIBOR	(22,968)
320,000,000	EUR	2/13/2010	Deutsche Bank AG	Receive	3.94%	6 month EUR LIBOR	942,471
446,000,000	AUD	10/31/2010	Deutsche Bank AG	Receive	6.31%	3 month AUD BBSW	741,218
113,000,000	CAD	12/5/2011	Merrill Lynch Capital Services Inc.	(Pay)	4.34%	3 month Canadian Dollar Offering Rate	(1,245,220)
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	138,680
100,200,000	EUR	2/13/2012	Deutsche Bank AG	(Pay)	3.93%	6 month EUR LIBOR	(455,523)
536,000,000	AUD	11/1/2013	Deutsche Bank AG	(Pay)	6.01%	3 month AUD BBSW	(898,353)
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	643,814
38,000,000	CAD	12/5/2016	Merrill Lynch Capital Services Inc.	Receive	4.58%	3 month Canadian Dollar Offering Rate	816,233
92,400,000	USD	12/19/2016	JP Morgan Chase Bank	(Pay)	5.30%	3 month LIBOR	(2,642,806)
667,100,000	SEK	12/19/2016	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	1,179,953
10,000,000	CAD	12/20/2016	Deutsche Bank AG	Receive	4.80%	3 month Canadian Dollar Offering Rate	373,103
99,000,000	CAD	12/20/2016	JP Morgan Chase Bank	Receive	4.80%	3 month Canadian Dollar Offering Rate	3,693,723
7,000,000	CAD	12/20/2016	Merrill Lynch Capital Services Inc.	Receive	4.80%	3 month Canadian Dollar Offering Rate	261,172
826,000,000	SEK	12/20/2016	JP Morgan Chase Bank	(Pay)	4.30%	3 month SEK STIBOR	(2,950,602)
314,000,000	SEK	12/20/2016	Merrill Lynch Capital Services Inc.	(Pay)	4.30%	3 month SEK STIBOR	(1,121,657)
91,000,000	AUD	12/20/2016	Deutsche Bank AG	(Pay)	6.35%	6 month AUD BBSW	(1,417,664)
167,000,000	AUD	12/20/2016	JP Morgan Chase Bank	(Pay)	6.35%	6 month AUD BBSW	(2,601,648)
31,000,000	EUR	12/20/2016	JP Morgan Chase Bank	(Pay)	4.00%	6 month EUR LIBOR	(290,130)
31,000,000	EUR	12/20/2016	Merrill Lynch Capital Services Inc.	(Pay)	4.00%	6 month EUR LIBOR	(290,130)
76,000,000	GBP	12/20/2016	Deutsche Bank AG	(Pay)	5.00%	6 month GBP LIBOR	(1,105,563)
42,000,000	GBP	12/20/2016	JP Morgan Chase Bank	(Pay)	5.00%	6 month GBP LIBOR	(610,969)
41,000,000	GBP	12/20/2016	Merrill Lynch Capital Services Inc.	(Pay)	5.00%	6 month GBP LIBOR	(596,422)

9,800,000,000	JPY	12/20/2016	Citigroup	Receive	2.15%	6 month JPY LIBOR	2,593,746
3,200,000,000	JPY	12/20/2016	Deutsche Bank AG	Receive	2.15%	6 month JPY LIBOR	846,938
23,500,000,000	JPY	12/20/2016	JP Morgan Chase Bank	Receive	2.15%	6 month JPY LIBOR	6,219,698
31,900,000,000	JPY	12/20/2016	Merrill Lynch Capital Services Inc.	Receive	2.15%	6 month JPY LIBOR	8,442,909
95,000,000	USD	1/17/2017	JP Morgan Chase Bank	(Pay)	5.35%	3 month LIBOR	(3,130,367)
707,000,000	SEK	1/17/2017	Deutsche Bank AG	Receive	4.20%	3 month SEK STIBOR	1,620,714
97,000,000	USD	2/16/2017	JP Morgan Chase Bank	(Pay)	5.07%	3 month LIBOR	(1,127,207)
685,300,000	SEK	2/16/2017	Deutsche Bank AG	Receive	4.02%	3 month SEK STIBOR	57,241
32,000,000	CHF	6/20/2017	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	99,176
							$(16,801,630)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

SLM - Sallie Mae

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2006, which are subject to change based on the terms of the security.

(a)                                                          Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)                                                         All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts.

Certain securities held by the Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of November 30, 2006, the total value of these securities represented 26.8% of net assets.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona

USD	-	United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	January 12, 2007

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Principal Financial Officer

Date:	January 12, 2007